UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2020

Item 1.

Reports to Stockholders

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2020

(excluding cash equivalents)	% of fund's net assets
PIMCO Short-Term Fund Institutional Class	12.8
Baird Ultra Short Bond Fund Institutional Class	6.1
PIMCO Enhanced Short Maturity Active ETF	5.4
BlackRock Low Duration Bond Portfolio Investor A Shares	4.5
Fidelity SAI Short-Term Bond Fund	4.2
iShares Short Maturity Bond ETF	3.8
JPMorgan Ultra-Short Income ETF	3.2
Metropolitan West Low Duration Bond Fund - Class M	2.9
Baird Short-Term Bond Fund - Institutional Class	2.7
iShares Short Treasury Bond ETF	2.2
47.8

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Corporate Bonds	24.4%
U.S. Government and U.S. Government Agency Obligations	3.1%
Asset-Backed Securities	7.9%
CMOs and Other Mortgage Related Securities	2.4%
Municipal Securities	0.1%
Other Investments	0.4%
Short-Term Funds	52.0%
Short-Term Investments and Net Other Assets (Liabilities)	9.7%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
SBA Tower Trust 3.448% 3/15/48 (a)	$880,000	$935,612
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.2373% 3/16/22 (b)(c)	15,233,000	15,414,090
0.85% 11/20/25	710,000	712,899
		17,062,601
Interactive Media & Services - 0.0%
Baidu.com, Inc. 3.5% 11/28/22	780,000	816,563
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,590,000	3,794,486
4.908% 7/23/25	2,145,000	2,482,902
Comcast Corp. 3.1% 4/1/25	355,000	390,394
COX Communications, Inc.:
2.95% 6/30/23 (a)	590,000	621,548
3.15% 8/15/24 (a)	1,600,000	1,730,151
Fox Corp.:
3.05% 4/7/25	185,000	202,705
3.666% 1/25/22	260,000	269,725
4.03% 1/25/24	305,000	336,244
RELX Capital, Inc. 3.5% 3/16/23	575,000	612,891
Time Warner Cable, Inc. 4.125% 2/15/21	6,234,000	6,244,647
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.6413% 3/4/22 (b)(c)	5,000,000	5,015,350
WPP Finance 2010 3.625% 9/7/22	310,000	324,479
		22,025,522
Wireless Telecommunication Services - 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	1,900,000	2,039,487
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (b)(c)	5,520,000	5,555,863
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	1,005,000	1,111,409
Vodafone Group PLC 3.75% 1/16/24	770,000	842,067
		9,548,826

TOTAL COMMUNICATION SERVICES		49,453,512

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.290% 0.5395% 12/10/21 (b)(c)	5,000,000	5,008,406
0.4% 10/21/22	2,775,000	2,778,182
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.410% 0.6305% 4/12/21 (a)(b)(c)	11,110,000	11,120,953
3 month U.S. LIBOR + 0.500% 0.7136% 8/13/21 (a)(b)(c)	830,000	831,862
2% 4/11/21 (a)	1,500,000	1,507,188
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.121% 2/15/22 (a)(b)(c)	5,000,000	5,033,028
1.75% 3/10/23 (a)	1,800,000	1,843,744
2.3% 2/12/21 (a)	1,745,000	1,751,266
General Motors Co.:
4.875% 10/2/23	730,000	806,905
5.4% 10/2/23	1,130,000	1,266,133
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.0795% 4/9/21 (b)(c)	5,628,000	5,634,831
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (b)(c)	5,000,000	5,004,400
2.9% 2/26/25	1,880,000	1,991,653
3.2% 7/6/21	510,000	516,334
4.2% 3/1/21	6,059,000	6,092,056
4.2% 11/6/21	370,000	381,728
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.940% 1.1809% 3/2/21 (a)(b)(c)	995,000	995,779
2.55% 6/9/22 (a)	375,000	382,753
4.05% 2/4/22 (a)	1,210,000	1,252,486
Nissan Motor Acceptance Corp. 3.65% 9/21/21 (a)	580,000	590,936
Nissan Motor Co. Ltd. 3.043% 9/15/23 (a)	985,000	1,023,447
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	10,620,000	10,634,745
0.875% 11/22/23 (a)	590,000	591,259
2.5% 9/24/21 (a)	1,805,000	1,834,122
2.7% 9/26/22 (a)	650,000	674,278
2.9% 5/13/22 (a)	2,663,000	2,749,873
3.125% 5/12/23 (a)	355,000	375,034
		72,673,381
Hotels, Restaurants & Leisure - 0.0%
Marriott International, Inc. 3.6% 4/15/24	150,000	158,616
Starbucks Corp.:
1.3% 5/7/22	1,195,000	1,210,459
2.7% 6/15/22	435,000	448,823
		1,817,898
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	495,000
Panasonic Corp. 2.536% 7/19/22 (a)	785,000	807,742
		1,302,742
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc. 3.6% 12/15/23 (a)	1,270,000	1,327,787
JD.com, Inc. 3.125% 4/29/21	2,645,000	2,662,358
QVC, Inc. 4.375% 3/15/23	660,000	691,350
The Booking Holdings, Inc. 4.1% 4/13/25	830,000	935,875
		5,617,370
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	885,000	916,164
3% 11/19/24	1,190,000	1,281,567
		2,197,731
Specialty Retail - 0.4%
AutoZone, Inc. 3.625% 4/15/25	485,000	540,220
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	404,237
Ross Stores, Inc.:
0.875% 4/15/26	450,000	445,708
4.6% 4/15/25	2,310,000	2,671,367
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.556% 3/1/22 (b)(c)	14,500,000	14,542,749
TJX Companies, Inc. 3.5% 4/15/25	770,000	855,888
		19,460,169
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp. 1.7% 6/15/22	225,000	229,524
VF Corp. 2.05% 4/23/22	6,772,000	6,922,763
		7,152,287

TOTAL CONSUMER DISCRETIONARY		110,221,578

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Diageo Capital PLC 1.375% 9/29/25	680,000	698,707
Molson Coors Beverage Co. 3.5% 5/1/22	3,209,000	3,340,028
		4,038,735
Food & Staples Retailing - 0.0%
Prosperous Ray Ltd. 4.625% 11/12/23 (Reg. S)	1,200,000	1,312,090
Walgreen Co. 3.1% 9/15/22	435,000	455,131
		1,767,221
Food Products - 0.4%
Archer Daniels Midland Co. 2.75% 3/27/25	285,000	308,421
Bunge Ltd. Finance Corp.:
3% 9/25/22	2,775,000	2,879,046
4.35% 3/15/24	130,000	143,397
Cargill, Inc. 1.375% 7/23/23 (a)	630,000	646,083
China Mengniu Dairy Co. Ltd. 1.875% 6/17/25 (Reg. S)	2,004,000	2,015,517
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7701% 4/16/21 (b)(c)	6,229,000	6,239,782
Mondelez International, Inc.:
0.625% 7/1/22	6,350,000	6,380,607
2.125% 4/13/23	2,351,000	2,439,066
		21,051,919
Tobacco - 0.3%
Altria Group, Inc.:
3.49% 2/14/22	1,657,000	1,721,293
3.8% 2/14/24	1,300,000	1,419,719
BAT International Finance PLC 1.668% 3/25/26	885,000	900,799
Imperial Tobacco Finance PLC:
3.5% 2/11/23 (a)	1,125,000	1,179,194
3.75% 7/21/22 (a)	1,800,000	1,872,996
Philip Morris International, Inc. 1.125% 5/1/23	9,481,000	9,664,566
		16,758,567

TOTAL CONSUMER STAPLES		43,616,442

ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	295,985
Schlumberger Holdings Corp.:
3.75% 5/1/24 (a)	1,515,000	1,643,572
4% 12/21/25 (a)	375,000	420,807
		2,360,364
Oil, Gas & Consumable Fuels - 1.3%
Aker BP ASA 3% 1/15/25 (a)	995,000	1,011,700
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,430,000	1,472,368
Cenovus Energy, Inc.:
3% 8/15/22	1,515,000	1,519,076
3.8% 9/15/23	165,000	170,176
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,470,000	1,684,258
7% 6/30/24	1,625,000	1,873,800
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.7311% 3/3/22 (b)(c)	4,700,000	4,722,846
1.141% 5/11/23	4,174,000	4,257,380
Diamondback Energy, Inc.:
2.875% 12/1/24	2,720,000	2,834,092
4.75% 5/31/25	1,080,000	1,204,024
Energy Transfer Partners LP:
2.9% 5/15/25	255,000	264,565
4.2% 9/15/23	280,000	298,114
4.25% 3/15/23	855,000	899,900
4.9% 2/1/24	245,000	265,995
5.875% 1/15/24	2,375,000	2,636,136
Eni SpA 4% 9/12/23 (a)	930,000	1,011,862
Enterprise Products Operating LP:
2.85% 4/15/21	3,000,000	3,021,199
3.5% 2/1/22	1,050,000	1,087,833
EOG Resources, Inc. 2.625% 3/15/23	291,000	303,641
EQT Corp.:
3% 10/1/22	2,275,000	2,284,214
4.875% 11/15/21	284,000	288,970
Gray Oak Pipeline LLC:
2% 9/15/23 (a)	120,000	120,935
2.6% 10/15/25 (a)	385,000	390,859
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	435,000	436,048
3.95% 9/1/22	135,000	142,109
Kinder Morgan, Inc. 5% 2/15/21 (a)	675,000	678,588
Marathon Oil Corp. 2.8% 11/1/22	653,000	667,222
MPLX LP 3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (b)(c)	1,683,000	1,683,245
Occidental Petroleum Corp. 2.6% 8/13/21	990,000	980,100
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 0.833% 2/26/21 (b)(c)	5,033,000	5,033,458
3 month U.S. LIBOR + 0.620% 0.8404% 2/15/24 (b)(c)	10,000,000	10,007,850
Reliance Holding U.S.A., Inc. 5.4% 2/14/22 (Reg. S)	1,700,000	1,784,469
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (b)	1,085,000	1,188,437
6.25% 3/15/22	2,495,000	2,634,900
Saudi Arabian Oil Co. 2.75% 4/16/22 (a)	1,815,000	1,859,241
Suncor Energy, Inc. 2.8% 5/15/23	505,000	530,883
Sunoco Logistics Partner Operations LP:
3.45% 1/15/23	110,000	114,205
4.25% 4/1/24	70,000	74,982
4.4% 4/1/21	765,000	772,042
The Williams Companies, Inc. 3.7% 1/15/23	2,205,000	2,328,962
Valero Energy Corp.:
1.2% 3/15/24	715,000	714,866
2.7% 4/15/23	1,430,000	1,486,494
3.65% 3/15/25	245,000	266,017
Western Gas Partners LP 4% 7/1/22	1,800,000	1,831,500
Williams Partners LP:
3.35% 8/15/22	200,000	208,691
4.3% 3/4/24	305,000	334,696
		69,382,948

TOTAL ENERGY		71,743,312

FINANCIALS - 14.5%
Banks - 8.6%
Abbey National PLC 2.1% 1/13/23	1,255,000	1,296,436
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 0.6278% 1/19/21 (a)(b)(c)	10,000,000	10,004,840
3 month U.S. LIBOR + 0.570% 0.803% 8/27/21 (a)(b)(c)	10,813,000	10,851,105
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	1,800,000	1,809,119
Banco del Estado de Chile 2.704% 1/9/25 (a)	665,000	700,328
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,847,125
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 0.5891% 1/23/22 (b)(c)	15,000,000	15,005,908
3 month U.S. LIBOR + 0.650% 0.875% 6/25/22 (b)(c)	10,000,000	10,032,010
0.81% 10/24/24 (b)	755,000	757,947
3.124% 1/20/23 (b)	10,000,000	10,299,544
3.3% 1/11/23	1,445,000	1,532,663
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.6495% 9/10/21 (b)(c)	5,000,000	5,013,395
3 month U.S. LIBOR + 0.460% 0.6841% 4/13/21 (b)(c)	960,000	961,526
3 month U.S. LIBOR + 0.570% 0.8033% 3/26/22 (b)(c)	5,000,000	5,029,865
Bank of Nova Scotia 0.8% 6/15/23	7,000,000	7,079,539
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (a)	860,000	860,869
1.96% 7/21/21 (a)	5,000,000	5,052,706
2.125% 11/21/22 (a)	1,415,000	1,461,962
2.5% 4/13/21 (a)	5,000,000	5,040,979
Barclays Bank PLC:
1.7% 5/12/22	1,790,000	1,821,737
2.65% 1/11/21	10,905,000	10,911,295
Barclays PLC 4.61% 2/15/23 (b)	6,000,000	6,278,400
BB&T Corp. 2.15% 2/1/21	1,160,000	1,161,793
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 0.9803% 6/11/21 (b)(c)	11,700,000	11,733,484
BNP Paribas SA:
3 month U.S. LIBOR + 0.390% 0.603% 8/7/21 (a)(b)(c)	5,000,000	5,010,786
3.5% 3/1/23 (a)	10,000,000	10,641,018
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.5289% 1/14/22 (a)(b)(c)	5,000,000	5,006,337
3 month U.S. LIBOR + 1.220% 1.4326% 5/22/22 (a)(b)(c)	1,605,000	1,622,655
5.7% 10/22/23 (a)	530,000	597,688
Canadian Imperial Bank of Commerce 0.95% 6/23/23	7,200,000	7,290,065
Capital One Bank NA 2.014% 1/27/23 (b)	7,000,000	7,120,567
Capital One NA 2.15% 9/6/22	1,370,000	1,410,289
Citibank NA 3 month U.S. LIBOR + 0.600% 0.8238% 5/20/22 (b)(c)	8,000,000	8,014,539
Citigroup, Inc.:
3 month U.S. LIBOR + 1.190% 1.4044% 8/2/21 (b)(c)	9,500,000	9,568,922
3 month U.S. LIBOR + 1.380% 1.6004% 3/30/21 (b)(c)	10,000,000	10,043,926
2.312% 11/4/22 (b)	16,290,000	16,569,700
2.9% 12/8/21	1,495,000	1,530,328
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 1.2348% 4/24/23 (a)(b)(c)	675,000	682,830
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5078% 4/16/21 (b)(c)	6,250,000	6,301,130
3.125% 12/10/20	5,000,000	5,003,100
3.45% 4/16/21	15,000,000	15,172,200
Danske Bank A/S:
1.226% 6/22/24 (a)	1,610,000	1,631,837
3.001% 9/20/22 (a)(b)	1,475,000	1,500,089
5% 1/12/22 (a)	1,050,000	1,099,127
Fifth Third Bancorp 1.625% 5/5/23	10,625,000	10,914,946
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	550,594
HSBC Holdings PLC:
1.645% 4/18/26 (b)	1,735,000	1,759,492
2.099% 6/4/26 (b)	1,840,000	1,897,614
3.262% 3/13/23 (b)	3,300,000	3,414,829
3.803% 3/11/25 (b)	425,000	462,502
ING Groep NV 3 month U.S. LIBOR + 1.150% 1.3679% 3/29/22 (b)(c)	735,000	742,981
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.348% 6/7/21 (b)(c)	11,083,000	11,133,055
2.083% 4/22/26 (b)	1,870,000	1,959,006
2.776% 4/25/23 (b)	5,200,000	5,370,576
3.514% 6/18/22 (b)	5,000,000	5,084,343
KeyBank NA 3 month U.S. LIBOR + 0.660% 0.8744% 2/1/22 (b)(c)	8,128,000	8,179,526
Lloyds Bank PLC:
3 month U.S. LIBOR + 0.490% 0.703% 5/7/21 (b)(c)	9,000,000	9,016,569
3.3% 5/7/21	2,649,000	2,683,331
4.5% 11/4/24	480,000	533,778
Lloyds Banking Group PLC 1.326% 6/15/23 (b)	1,803,000	1,821,770
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8648% 7/26/21 (b)(c)	6,519,000	6,540,389
3 month U.S. LIBOR + 0.700% 0.948% 3/7/22 (b)(c)	10,000,000	10,058,431
3 month U.S. LIBOR + 0.740% 0.9809% 3/2/23 (b)(c)	1,623,000	1,633,549
3 month U.S. LIBOR + 0.920% 1.1249% 2/22/22 (b)(c)	840,000	847,498
2.998% 2/22/22	5,000,000	5,160,194
3.218% 3/7/22	1,090,000	1,129,178
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.1644% 2/28/22 (b)(c)	5,000,000	5,046,705
3 month U.S. LIBOR + 1.140% 1.3891% 9/13/21 (b)(c)	17,000,000	17,137,202
National Bank of Canada 0.9% 8/15/23 (b)	7,000,000	7,048,864
NatWest Markets PLC 2.375% 5/21/23 (a)	1,525,000	1,586,503
Nordea Bank ABP 4.875% 5/13/21 (a)	710,000	724,073
PNC Bank NA:
1.743% 2/24/23 (b)	4,078,000	4,151,341
2.028% 12/9/22 (b)	7,000,000	7,120,054
QNB Finance Ltd. 3.5% 3/28/24 (Reg. S)	1,000,000	1,069,375
Rabobank Nederland 3.95% 11/9/22	1,370,000	1,457,474
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 1.0541% 1/10/22 (b)(c)	5,000,000	5,040,771
Royal Bank of Canada U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5346% 10/26/23 (b)(c)	15,000,000	15,019,548
Royal Bank of Scotland Group PLC 3.875% 9/12/23	1,085,000	1,175,549
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	7,000,000	7,250,885
Societe Generale 2.625% 10/16/24 (a)	365,000	383,328
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 1.3684% 1/20/23 (a)(b)(c)	910,000	914,521
1.319% 10/14/23 (a)(b)	200,000	201,906
2.744% 9/10/22 (a)(b)	1,495,000	1,517,084
3.885% 3/15/24 (a)(b)	365,000	388,052
3.95% 1/11/23 (a)	405,000	425,002
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 1.3578% 10/19/21 (b)(c)	6,500,000	6,558,360
3 month U.S. LIBOR + 1.680% 1.9218% 3/9/21 (b)(c)	3,000,000	3,012,961
2.934% 3/9/21	10,000,000	10,071,600
Swedbank AB 1.3% 6/2/23 (a)	1,150,000	1,172,025
Synchrony Bank 3% 6/15/22	10,395,000	10,742,468
Synovus Bank 2.289% 2/10/23 (b)	1,237,000	1,252,433
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.776% 12/1/22 (b)(c)	5,000,000	5,038,464
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.565% 1/27/23 (b)(c)	5,000,000	5,014,119
0.75% 6/12/23	5,000,000	5,041,293
U.S. Bancorp 3% 3/15/22	1,530,000	1,579,750
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,935,000	6,073,387
2.188% 4/30/26 (b)	840,000	879,265
3.5% 3/8/22	735,000	763,960
Wells Fargo Bank NA 2.082% 9/9/22 (b)	1,105,000	1,119,342
Zions Bancorp NA 3.5% 8/27/21	5,000,000	5,104,937
		474,338,460
Capital Markets - 2.9%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5347% 2/4/22 (b)(c)	5,310,000	5,317,381
1% 5/5/23	6,590,000	6,678,578
2.1% 11/12/21	8,156,000	8,292,470
2.8% 4/8/22	2,340,000	2,417,618
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 1.0308% 1/22/21 (b)(c)	10,000,000	9,999,117
3 month U.S. LIBOR + 1.290% 1.5101% 2/4/21 (b)(c)	860,000	860,849
3.15% 1/22/21	11,435,000	11,469,991
3.375% 5/12/21	125,000	126,316
4.25% 10/14/21	1,260,000	1,292,889
E*TRADE Financial Corp. 2.95% 8/24/22	2,362,000	2,461,940
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 1.360% 1.5748% 4/23/21 (b)(c)	10,000,000	10,039,430
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.540% 0.6114% 11/17/23 (b)(c)	10,000,000	10,008,100
2.876% 10/31/22 (b)	520,000	531,407
2.905% 7/24/23 (b)	10,000,000	10,398,358
3% 4/26/22	1,505,000	1,520,778
3.5% 4/1/25	1,005,000	1,113,390
5.75% 1/24/22	1,800,000	1,910,496
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (b)(c)	4,040,000	4,059,302
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (b)(c)	5,000,000	5,013,823
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.9158% 6/10/22 (b)(c)	5,000,000	5,011,735
0.56% 11/10/23 (b)	6,170,000	6,174,278
2.625% 11/17/21	17,214,000	17,584,144
2.75% 5/19/22	1,095,000	1,132,885
5.5% 7/28/21	10,000,000	10,333,320
State Street Corp. 2.825% 3/30/23 (b)	603,000	622,865
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6444% 11/1/21 (b)(c)	7,500,000	7,523,580
UBS AG London Branch 1.75% 4/21/22 (a)	7,525,000	7,663,339
UBS Group AG:
3 month U.S. LIBOR + 1.220% 1.4326% 5/23/23 (a)(b)(c)	880,000	890,618
3 month U.S. LIBOR + 1.780% 2.0041% 4/14/21 (a)(b)(c)	5,000,000	5,031,131
1.008% 7/30/24 (a)(b)	7,118,000	7,169,020
		162,649,148
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,070,000	1,098,080
4.45% 12/16/21	1,395,000	1,436,660
4.5% 9/15/23	1,095,000	1,172,326
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.8248% 11/5/21 (b)(c)	6,750,000	6,779,093
2.65% 12/2/22	9,500,000	9,937,128
2.75% 5/20/22	5,000,000	5,165,006
3.375% 5/17/21	1,500,000	1,517,430
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8844% 7/30/21 (a)(b)(c)	1,427,000	1,402,908
3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	4,307,000	4,261,805
Capital One Financial Corp.:
3.2% 1/30/23	8,016,000	8,475,370
3.5% 6/15/23	555,000	595,159
3.9% 1/29/24	505,000	553,626
Ford Motor Credit Co. LLC:
3.47% 4/5/21	415,000	416,038
3.813% 10/12/21	495,000	501,002
5.875% 8/2/21	290,000	296,885
Hyundai Capital America:
2.375% 2/10/23 (a)	1,925,000	1,984,030
2.45% 6/15/21 (a)	755,000	760,771
2.85% 11/1/22 (a)	511,000	529,381
3% 6/20/22 (a)	1,060,000	1,093,768
3.95% 2/1/22 (a)	1,315,000	1,362,572
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.240% 0.4891% 3/12/21 (b)(c)	5,000,000	5,002,815
3 month U.S. LIBOR + 0.260% 0.5095% 9/10/21 (b)(c)	5,000,000	5,012,105
PACCAR Financial Corp. 0.8% 6/8/23	445,000	450,187
Synchrony Financial 2.85% 7/25/22	3,473,000	3,587,396
Toyota Motor Credit Corp.:
0.45% 7/22/22	7,207,000	7,237,069
1.15% 5/26/22	5,000,000	5,063,992
		75,692,602
Diversified Financial Services - 0.3%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 0.685% 6/25/21 (a)(b)(c)	4,293,000	4,303,003
2.3% 7/1/22 (a)	1,528,000	1,573,280
3.35% 6/25/21 (a)	770,000	783,522
BP Capital Markets America, Inc.:
2.937% 4/6/23	700,000	740,637
4.742% 3/11/21	5,000,000	5,060,900
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,355,000	1,419,643
3.875% 8/15/22	170,000	176,801
CNH Industrial Capital LLC 3.875% 10/15/21	1,325,000	1,357,905
General Electric Capital Corp.:
3.15% 9/7/22	555,000	580,145
3.45% 5/15/24	530,000	574,510
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	435,000	453,211
5.25% 8/15/22 (a)	880,000	920,193
		17,943,750
Insurance - 1.3%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7474% 9/20/21 (a)(b)(c)	6,046,000	6,039,947
American International Group, Inc.:
4.875% 6/1/22	675,000	719,512
6.4% 12/15/20	2,010,000	2,014,442
Aon Corp. 2.2% 11/15/22	1,592,000	1,647,269
Aon PLC 2.8% 3/15/21	1,320,000	1,326,874
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	5,000,000	5,004,461
Lincoln National Corp. 4% 9/1/23	270,000	295,330
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 1.4179% 12/29/21 (b)(c)	4,546,000	4,547,925
3.5% 12/29/20	1,135,000	1,137,713
MassMutual Global Funding II 0.85% 6/9/23 (a)	10,000,000	10,116,692
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6555% 1/13/23 (a)(b)(c)	6,940,000	6,972,132
0.9% 6/8/23 (a)	4,918,000	4,982,556
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.635% 1/17/23 (a)(b)(c)	5,000,000	5,021,293
0.55% 7/13/22 (a)	6,000,000	6,026,289
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5041% 1/10/23 (a)(b)(c)	6,945,000	6,956,772
3 month U.S. LIBOR + 0.320% 0.5523% 8/6/21 (a)(b)(c)	4,942,000	4,952,173
1.1% 5/5/23 (a)	725,000	737,456
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.7533% 6/28/21 (a)(b)(c)	2,000,000	2,005,858
Trinity Acquisition PLC 3.5% 9/15/21	650,000	663,895
		71,168,589
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/43 (a)	370,000	387,872

TOTAL FINANCIALS		802,180,421

HEALTH CARE - 1.8%
Biotechnology - 0.5%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8626% 11/21/22 (b)(c)	7,100,000	7,144,908
2.15% 11/19/21	11,244,000	11,434,415
2.3% 5/14/21	850,000	856,891
2.6% 11/21/24	3,500,000	3,740,761
3.2% 11/6/22	170,000	178,066
3.25% 10/1/22	185,000	193,141
3.45% 3/15/22	615,000	635,762
Baxalta, Inc. 3.6% 6/23/22	265,000	276,163
Gilead Sciences, Inc. 0.75% 9/29/23	2,070,000	2,076,208
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (a)	582,000	584,091
		27,120,406
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
2.894% 6/6/22	6,407,000	6,626,656
3.363% 6/6/24	1,215,000	1,313,983
3.734% 12/15/24	285,000	314,732
Stryker Corp. 0.6% 12/1/23	325,000	325,448
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 0.9774% 3/19/21 (b)(c)	3,220,000	3,220,639
		11,801,458
Health Care Providers & Services - 0.5%
Anthem, Inc. 2.375% 1/15/25	410,000	435,708
Cardinal Health, Inc.:
2.616% 6/15/22	115,000	118,444
3.079% 6/15/24	695,000	747,107
3.2% 3/15/23	875,000	927,294
3.5% 11/15/24	1,180,000	1,294,063
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 0.8961% 9/17/21 (b)(c)	4,130,000	4,131,044
3% 7/15/23	715,000	758,177
3.75% 7/15/23	738,000	798,915
3.9% 2/15/22	585,000	609,291
CommonSpirit Health 1.547% 10/1/25	670,000	679,967
CVS Health Corp.:
2.625% 8/15/24	335,000	358,490
3.35% 3/9/21	10,000,000	10,083,795
3.7% 3/9/23	1,169,000	1,250,561
Humana, Inc.:
2.9% 12/15/22	160,000	167,457
3.15% 12/1/22	315,000	329,704
3.85% 10/1/24	610,000	674,581
4.5% 4/1/25	1,205,000	1,386,431
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	193,872
		24,944,901
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.133% 3/25/25	385,000	437,677
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.855% 6/25/21 (a)(b)(c)	17,180,000	17,219,342
Bristol-Myers Squibb Co.:
2.75% 2/15/23	605,000	634,600
3.25% 2/20/23	185,000	196,363
3.55% 8/15/22	600,000	632,584
3.625% 5/15/24	160,000	175,533
EMD Finance LLC 2.95% 3/19/22 (a)	430,000	441,829
Perrigo Finance PLC 3.9% 12/15/24	3,245,000	3,528,619
Royalty Pharma PLC 0.75% 9/2/23 (a)	870,000	873,763
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	115,000	122,053
Viatris, Inc. 1.125% 6/22/22 (a)	1,153,000	1,163,308
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 0.6638% 8/20/21 (b)(c)	10,000,000	10,022,720
		35,010,714

TOTAL HEALTH CARE		99,315,156

INDUSTRIALS - 1.0%
Air Freight & Logistics - 0.0%
FedEx Corp. 3.8% 5/15/25	570,000	643,614
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	582,843	402,163
Delta Air Lines, Inc. 2.6% 12/4/20	290,000	290,000
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	391,954	329,242
		1,021,405
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25 (a)	1,860,000	1,952,906
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 2.5% 8/15/24	880,000	937,659
Construction & Engineering - 0.0%
Yongda Investment Ltd. 2.25% 6/16/25 (Reg. S)	1,384,000	1,413,698
Electrical Equipment - 0.1%
Shanghai Electric Group Global Investment Ltd. 2.65% 11/21/24	2,220,000	2,296,023
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.583% 8/8/22 (b)(c)	9,078,000	9,120,139
Roper Technologies, Inc.:
0.45% 8/15/22	706,000	706,798
1% 9/15/25	235,000	236,341
2.35% 9/15/24	365,000	386,637
3.125% 11/15/22	1,505,000	1,571,679
3.65% 9/15/23	270,000	293,058
		12,314,652
Machinery - 0.3%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4136% 11/12/21 (b)(c)	5,000,000	5,005,800
3 month U.S. LIBOR + 0.220% 0.4535% 1/6/22 (b)(c)	3,019,000	3,022,916
3 month U.S. LIBOR + 0.280% 0.528% 9/7/21 (b)(c)	6,190,000	6,201,697
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.684% 4/5/23 (b)(c)	3,299,000	3,299,828
		17,530,241
Professional Services - 0.1%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 1.091% 8/15/21 (b)(c)	610,000	612,004
2.3% 6/1/21	975,000	982,391
3.95% 6/15/23	1,090,000	1,177,569
		2,771,964
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	980,000	962,740
3.625% 5/1/22 (a)	1,560,000	1,583,142
3.95% 7/1/24 (a)	265,000	272,318
Eastern Creation II Investment Holdings Ltd. 1% 9/10/23 (Reg. S)	1,670,000	1,661,082
SMBC Aviation Capital Finance:
3.55% 4/15/24 (a)	325,000	345,340
4.125% 7/15/23 (a)	200,000	212,748
		5,037,370
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	810,000	829,901
2.5% 3/1/21	275,000	276,194
3.5% 1/15/22	5,560,000	5,711,980
GATX Corp. 3.9% 3/30/23	545,000	581,462
		7,399,537
Transportation Infrastructure - 0.1%
Heathrow Funding Ltd. 4.875% 7/15/23 (a)	1,340,000	1,370,280
HPHT Finance 17 Ltd. 2.75% 9/11/22 (Reg. S)	1,235,000	1,265,155
		2,635,435

TOTAL INDUSTRIALS		55,954,504

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 2.05% 3/1/25	910,000	955,122
Avnet, Inc. 3.75% 12/1/21	905,000	925,801
		1,880,923
IT Services - 0.3%
Global Payments, Inc. 2.65% 2/15/25	800,000	856,580
IBM Corp. 2.85% 5/13/22	10,000,000	10,374,787
PayPal Holdings, Inc. 1.35% 6/1/23	2,224,000	2,278,903
The Western Union Co.:
2.85% 1/10/25	1,280,000	1,367,564
3.6% 3/15/22	840,000	868,828
		15,746,662
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.95% 4/1/25	295,000	321,827
Broadcom Corp./Broadcom Cayman LP 2.2% 1/15/21	225,000	225,430
Microchip Technology, Inc.:
2.67% 9/1/23 (a)	1,110,000	1,163,538
3.922% 6/1/21	2,185,000	2,220,708
Micron Technology, Inc.:
2.497% 4/24/23	2,585,000	2,699,414
4.64% 2/6/24	340,000	378,702
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,355,000	1,430,809
4.625% 6/1/23 (a)	1,175,000	1,286,912
4.875% 3/1/24 (a)	195,000	219,889
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	205,000	220,205
		10,167,434

TOTAL INFORMATION TECHNOLOGY		27,795,019

MATERIALS - 0.1%
Chemicals - 0.0%
LYB International Finance III LLC 1.25% 10/1/25	705,000	711,293
Syngenta Finance NV 3.933% 4/23/21 (a)	735,000	742,480
		1,453,773
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (a)	135,000	138,174
Vulcan Materials Co. 3 month U.S. LIBOR + 0.650% 0.896% 3/1/21 (b)(c)	1,620,000	1,620,099
		1,758,273
Metals & Mining - 0.1%
Nucor Corp. 2% 6/1/25	350,000	367,627
POSCO 2.375% 1/17/23 (a)	1,870,000	1,918,770
		2,286,397

TOTAL MATERIALS		5,498,443

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	910,000	960,011
Highwoods/Forsyth LP 3.625% 1/15/23	1,620,000	1,688,765
Simon Property Group LP:
2.625% 6/15/22	1,150,000	1,179,677
3.375% 10/1/24	1,175,000	1,271,460
3.5% 9/1/25	280,000	308,448
Ventas Realty LP 3.1% 1/15/23	180,000	189,013
		5,597,374
UTILITIES - 1.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	185,888
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 0.721% 5/14/21 (a)(b)(c)	7,000,000	7,013,624
3.55% 9/15/21	330,000	335,694
Edison International:
2.95% 3/15/23	455,000	469,754
3.125% 11/15/22	650,000	672,239
ENEL Finance International NV:
2.65% 9/10/24 (a)	200,000	212,462
2.875% 5/25/22 (a)	1,660,000	1,715,007
4.25% 9/14/23 (a)	980,000	1,074,893
FirstEnergy Corp. 2.85% 7/15/22	885,000	905,708
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (b)(c)	5,358,000	5,360,129
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (a)	1,365,000	1,546,900
NextEra Energy Capital Holdings, Inc. 2.403% 9/1/21	11,475,000	11,653,196
NRG Energy, Inc. 3.75% 6/15/24 (a)	535,000	574,336
Pacific Gas & Electric Co.:
3 month U.S. LIBOR + 1.370% 1.6% 11/15/21 (b)(c)	1,755,000	1,756,905
1.75% 6/16/22	3,430,000	3,436,630
PNM Resources, Inc. 3.25% 3/9/21	995,000	1,002,249
PPL Electric Utilities Corp. 0.000% x 3 month U.S. LIBOR 0.4751% 9/28/23 (b)(c)	1,780,000	1,781,509
Sinosing Services Pte Ltd. 2.25% 2/20/25 (Reg. S)	2,200,000	2,258,922
Vistra Operations Co. LLC 3.55% 7/15/24 (a)	3,025,000	3,254,706
		45,210,751
Gas Utilities - 0.0%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (b)(c)	902,000	902,268
Independent Power and Renewable Electricity Producers - 0.0%
Hero Asia Investment Ltd. 1.5% 11/18/23 (Reg. S)	1,650,000	1,647,251
The AES Corp. 3.3% 7/15/25 (a)	820,000	894,423
		2,541,674
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.625% 6/25/21 (b)(c)	11,500,000	11,522,770
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.400% 0.646% 12/1/20 (a)(b)(c)	10,000,000	10,000,000
3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (b)(c)	2,327,000	2,330,737
2.715% 8/15/21	3,153,000	3,201,090
DTE Energy Co. 0.55% 11/1/22	5,000,000	5,010,665
San Diego Gas & Electric Co. 1.914% 2/1/22	102,860	103,426
Sempra Energy 2.875% 10/1/22	535,000	553,563
		32,722,251

TOTAL UTILITIES		81,376,944

TOTAL NONCONVERTIBLE BONDS
(Cost $1,337,002,561)		1,352,752,705

U.S. Government and Government Agency Obligations - 2.5%
U.S. Government Agency Obligations - 0.4%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.2656% 7/8/22 (b)(c)	20,000,000	20,036,268
U.S. Treasury Obligations - 2.1%
U.S. Treasury Notes:
0.125% 4/30/22	$7,520,000	$7,520,294
0.125% 9/30/22	12,080,000	12,076,697
0.125% 10/31/22	13,245,000	13,239,826
0.125% 11/30/22	4,860,000	4,858,102
0.125% 5/15/23	3,315,000	3,311,763
0.125% 7/15/23	5,180,000	5,172,918
0.375% 3/31/22	35,500,000	35,610,938
1.75% 6/15/22	810,000	829,997
2.125% 5/15/22	14,690,000	15,112,911
2.25% 4/15/22 (d)	20,770,000	21,375,251

TOTAL U.S. TREASURY OBLIGATIONS		119,108,697

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $138,094,825)		139,144,965

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.560% 3.23% 12/1/35 (b)(c)	6,079	6,346
12 month U.S. LIBOR + 1.620% 2.632% 7/1/35 (b)(c)	5,513	5,769
12 month U.S. LIBOR + 1.650% 2.62% 8/1/37 (b)(c)	1,635	1,716
12 month U.S. LIBOR + 1.690% 2.775% 5/1/38 (b)(c)	22,516	23,608
12 month U.S. LIBOR + 1.780% 3.788% 5/1/38 (b)(c)	7,892	8,247
12 month U.S. LIBOR + 1.830% 3.615% 4/1/38 (b)(c)	14,749	15,494
12 month U.S. LIBOR + 1.850% 2.692% 8/1/38 (b)(c)	8,971	9,439
12 month U.S. LIBOR + 1.860% 3.635% 5/1/38 (b)(c)	14,286	14,992
12 month U.S. LIBOR + 2.040% 3.612% 12/1/36 (b)(c)	2,013	2,108
6 month U.S. LIBOR + 1.360% 2.063% 10/1/33 (b)(c)	32,413	33,438
2% 9/1/35 to 12/1/50 (e)	989,654	1,037,957
2.5% 11/1/50 to 12/1/50 (e)	994,473	1,043,736
3% 9/1/28 to 12/1/34	1,913,064	2,042,993
3.5% 11/1/26 to 7/1/50	1,151,735	1,218,013
4% 1/1/47 to 12/1/49	770,826	830,721
4.5% 8/1/24 to 1/1/50	3,651,436	3,977,449
5% 12/1/20 to 7/1/45	1,447,133	1,645,895
5.5% 3/1/21 to 5/1/40	1,857,393	2,158,523
6% to 6% 1/1/22 to 2/1/49	1,751,716	2,072,562
6.5% 7/1/32 to 12/1/32	82,296	95,719

TOTAL FANNIE MAE		16,244,725

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.590% 2.216% 9/1/35 (b)(c)	3,513	3,670
12 month U.S. LIBOR + 1.620% 2.504% 7/1/38 (b)(c)	23,158	24,062
12 month U.S. LIBOR + 1.620% 2.888% 6/1/38 (b)(c)	20,729	21,722
12 month U.S. LIBOR + 1.720% 2.72% 7/1/35 (b)(c)	8,050	8,408
12 month U.S. LIBOR + 1.720% 3.193% 5/1/38 (b)(c)	8,871	9,317
12 month U.S. LIBOR + 1.730% 2.788% 10/1/36 (b)(c)	22,107	23,235
12 month U.S. LIBOR + 1.730% 3.733% 2/1/37 (b)(c)	3,190	3,356
12 month U.S. LIBOR + 1.730% 3.734% 2/1/37 (b)(c)	4,409	4,639
12 month U.S. LIBOR + 1.770% 3.377% 5/1/37 (b)(c)	5,678	5,987
12 month U.S. LIBOR + 2.020% 3.465% 11/1/36 (b)(c)	2,926	3,057
12 month U.S. LIBOR + 2.050% 4.073% 12/1/36 (b)(c)	6,100	6,377
12 month U.S. LIBOR + 2.080% 4.082% 2/1/38 (b)(c)	17,713	18,613
12 month U.S. LIBOR + 2.190% 4.191% 2/1/37 (b)(c)	6,533	6,860
U.S. TREASURY 1 YEAR INDEX + 2.340% 3.759% 11/1/34 (b)(c)	13,898	14,467
3% 11/1/34	404,607	436,859
4% 12/1/49	279,114	303,101
4.5% 5/1/50	377,545	412,472
5% 10/1/22 to 12/1/41	595,278	676,588
5.5% 11/1/21 to 10/1/38	15,473	16,440
6% 7/1/21 to 1/1/38	112,555	131,953
7% 3/1/39	159,738	188,697
7.5% 6/1/38	162,544	189,478

TOTAL FREDDIE MAC		2,509,358

Ginnie Mae - 0.1%
6% 7/15/36	200,592	233,148
4% 3/20/48 to 4/20/50	1,006,221	1,094,269
4.5% 9/20/40 to 9/20/49 (e)	1,067,063	1,160,527
5% 12/20/34 to 5/20/48	1,241,501	1,391,082
5.5% 9/15/45 to 2/20/49	909,979	1,035,435

TOTAL GINNIE MAE		4,914,461

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $22,927,843)		23,668,544

Asset-Backed Securities - 7.9%
Ally Auto Receivables Trust:
Series 2017-2:
Class C, 2.46% 9/15/22	$745,000	$745,649
Class D, 2.93% 11/15/23	200,000	200,186
Series 2019-3 Class A4, 1.96% 12/16/24	600,000	619,895
Series 2019-4 Class A2, 1.93% 10/17/22	1,464,760	1,469,382
Ally Master Owner Trust Series 2018-1 Class A1, 1 month U.S. LIBOR + 0.280% 0.4209% 1/17/23 (b)(c)	8,383,000	8,385,463
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	162,295	162,420
American Express Credit Account Master Trust Series 2019-3 Class B, 2.2% 4/15/25	740,000	761,835
AmeriCredit Automobile Receivables Trust:
Series 2016-3 Class D, 2.71% 9/8/22	810,000	818,436
Series 2017-1:
Class C, 2.71% 8/18/22	170,940	172,105
Class D, 3.13% 1/18/23	1,330,000	1,362,962
Series 2017-3:
Class B, 2.24% 6/19/23	178,800	179,248
Class C, 2.69% 6/19/23	420,000	426,594
Class D, 3.18% 7/18/23	1,355,000	1,397,807
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,730,027
Series 2019-3 Class B, 2.13% 7/18/25	985,000	1,012,684
Series 2020-1:
Class C, 1.59% 10/20/25	705,000	716,159
Class D, 1.8% 12/18/25	690,000	699,239
Series 2020-3 Class C, 1.06% 8/18/26	420,000	421,222
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/7/49 (a)	1,440,000	1,407,125
Ares LVII CLO Ltd. / Ares LVII CLO LLC Series 2020-57A Class A, 3 month U.S. LIBOR + 1.320% 0% 10/25/31 (a)(b)(c)(e)	895,000	895,000
ARI Fleet Lease Trust:
Series 2018-A Class A2, 2.55% 10/15/26 (a)	29,504	29,537
Series 2020-A Class B, 2.06% 11/15/28 (a)	770,000	789,531
Ascentium Equipment Receivables LLC Series 2017-1A Class A3, 2.29% 6/10/21 (a)	21,945	21,973
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2015-2A Class A, 2.63% 12/20/21 (a)	148,333	148,474
Series 2016-1A Class A, 2.99% 6/20/22 (a)	610,000	614,474
Series 2017-1A Class B, 3.41% 9/20/23 (a)	540,000	548,255
Series 2017-2A Class A, 2.97% 3/20/24 (a)	905,000	935,571
Series 2018-2A Class C, 4.95% 3/20/25 (a)	430,000	450,832
Series 2019-1A Class B, 3.7% 3/20/23 (a)	245,000	250,564
Series 2019-2A Class A, 3.35% 9/22/25 (a)	650,000	688,592
Series 2020-1A Class A, 2.33% 8/20/26 (a)	540,000	554,806
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 1.0184% 1/20/28 (a)(b)(c)	971,087	966,072
Bank of The West Auto Trust Series 2019-1 Class A2, 2.4% 10/17/22 (a)	331,296	332,659
Bayview Opportunity Master Fund Trust:
Series 2017-RT3 Class A, 3.5% 1/28/58 (a)(b)	920,915	931,320
Series 2017-SPL4 Class A, 3.5% 1/28/55 (a)	269,623	275,113
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (a)	791,813	818,454
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 1.1478% 7/18/27 (a)(b)(c)	1,081,926	1,075,677
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 0.4609% 5/15/23 (a)(b)(c)	6,174,000	6,179,928
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	5,908,000	5,912,819
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (a)	260,050	269,635
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2, 2.78% 3/21/22 (a)	553,673	555,152
Capital Auto Receivables Asset Trust:
Series 2017-1:
Class B, 2.43% 5/20/22 (a)	145,000	145,930
Class C, 2.7% 9/20/22 (a)	235,000	238,141
Series 2018-1 Class B, 3.09% 8/22/22 (a)	760,000	771,964
Series 2018-2:
Class B, 3.48% 10/20/23 (a)	370,000	373,563
Class C, 3.69% 12/20/23 (a)	460,000	468,086
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2223% 7/28/28 (a)(b)(c)	506,433	503,905
CarMax Auto Owner Trust:
Series 2017-4 Class C, 2.7% 10/16/23	205,000	209,085
Series 2019-2 Class B, 3.01% 12/16/24	1,935,000	2,037,713
Series 2019-4 Class A2A, 2.01% 3/15/23	763,331	768,458
Series 2020-1 Class A2, 1.87% 4/17/23	2,701,764	2,721,772
Series 2020-3 Class A2A, 0.49% 6/15/23	8,502,000	8,512,444
Series 2020-4:
Class A2, 0.31% 1/16/24	7,423,000	7,422,087
Class D, 1.75% 4/15/27	540,000	541,429
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	126,877	127,173
Cayuga Park CLO, Ltd. Series 2020-1A, Class A, 3 month U.S. LIBOR + 1.600% 1.8318% 7/17/31 (a)(b)(c)	1,020,000	1,022,568
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 0.5909% 5/15/29 (a)(b)(c)	553,859	553,858
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4509% 11/15/29 (a)(b)(c)	712,850	712,873
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 0.6209% 1/15/31 (a)(b)(c)	1,509,503	1,510,102
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	2,214,383	2,257,678
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	3,576,480	3,583,375
CIFC Funding Ltd./CIFC Funding LLC Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 7/15/32 (a)(b)(c)	1,480,000	1,482,741
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (a)	512,166	527,787
CNH Equipment Trust:
Series 2018-A Class B, 3.47% 10/15/25	380,000	393,205
Series 2019-B Class A2, 2.55% 9/15/22	1,116,359	1,119,356
Series 2019-C Class A2, 1.99% 3/15/23	668,740	672,904
Series 2020-A Class A4, 1.51% 4/15/27	590,000	609,345
Cole Park CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.050% 1.2684% 10/20/28 (a)(b)(c)	1,110,000	1,108,685
Daimler Trucks Retail Trust:
Series 2018-1 Class A4, 3.03% 11/15/24 (a)	246,636	247,212
Series 2020-1 Class A4, 1.37% 6/15/27	1,820,000	1,831,558
Dell Equipment Finance Trust:
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	468,205	469,375
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	2,725,735	2,743,182
Class A3, 1.91% 10/22/24 (a)	1,714,000	1,744,176
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	1,568,000	1,570,682
Class A3, 0.57% 10/23/23 (a)	1,915,000	1,919,986
DLL Securitization Trust:
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	912,082	915,020
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	2,262,719	2,272,115
Class A3, 2.08% 2/21/23 (a)	1,639,000	1,662,855
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-86A Class A, 3 month U.S. LIBOR + 1.650% 1.8838% 7/17/30 (a)(b)(c)	1,220,000	1,222,166
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	499,905	501,179
Series 2019-4A Class A, 2.17% 5/15/23 (a)	1,334,038	1,340,610
Elara HGV Timeshare Issuer LLC:
Series 2014-A Class A, 2.53% 2/25/27 (a)	33,138	33,212
Series 2017-A Class A, 2.69% 3/25/30 (a)	157,729	161,939
Ellington Financial Mortgage Trust Series 2019-2 Class A1, 2.739% 11/25/59 (a)	509,235	517,007
Enterprise Fleet Financing LLC:
Series 2018-1 Class A2, 2.87% 10/20/23 (a)	69,258	69,601
Series 2018-2 Class A2, 3.14% 2/20/24 (a)	259,188	261,305
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	1,862,774	1,895,759
Series 2019-3 Class A2, 2.06% 5/20/25 (a)	727,865	740,037
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	7,284,711	7,397,817
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	3,960,000	3,962,173
Fifth Third Auto Trust Series 2019-1 Class A2A, 2.66% 5/16/22	329,353	329,717
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	898,918	901,223
Series 2020-A Class A2, 1.8% 7/15/22	5,866,825	5,897,803
Series 2020-B Class A3, 0.62% 8/15/23	4,531,000	4,548,986
Ford Credit Auto Owner Trust Series 2020-2 Class C, 1.74% 4/15/33 (a)	570,000	572,204
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	3,274,000	3,289,958
Freddie Mac STACR REMIC Trust Series 2020-DNA5 Class M1, UNITED STATES 30 DAY AVERAGE S + 1.300% 1.3877% 10/25/50 (a)(b)(c)	250,000	250,477
GM Financial Automobile Leasing Trust:
Series 2019-1 Class C, 3.56% 12/20/22	835,000	850,422
Series 2020-1 Class A2A, 1.67% 4/20/22	9,214,767	9,260,696
Series 2020-2 Class C, 2.56% 7/22/24	445,000	461,564
Series 2020-3 Class A2A, 0.35% 11/21/22	10,000,000	10,003,740
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	2,302,476	2,314,502
Series 2020-2 Class A3, 1.49% 12/16/24	335,000	340,761
Series 2020-3 Class A2, 0.35% 7/17/23	5,000,000	5,002,641
Series 2020-4:
Class A2, 0.26% 11/16/23	9,590,000	9,589,631
Class C, 1.05% 5/18/26	420,000	420,736
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (a)	245,000	247,873
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	2,500,000	2,519,629
Series 2019-1 Class A, 2.7% 4/15/24 (a)	710,000	732,074
Series 2020-1 Class A, 0.68% 8/15/25 (a)	1,480,000	1,485,115
Series 2020-2 Class A, 0.69% 10/15/25 (a)	3,238,000	3,241,173
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 1.3684% 10/20/28 (a)(b)(c)	680,000	678,390
GreatAmerica Leasing Receivables Funding LLC 2.6% 6/15/21 (a)	12,950	12,960
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (a)	924,278	925,276
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (a)	216,901	221,833
Class B, 2.96% 12/26/28 (a)(b)	330,813	334,590
Series 2020-AA Class A, 2.74% 2/25/39 (a)	567,829	591,109
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	3,564,225	3,588,611
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	5,990,000	6,001,368
Hyundai Auto Lease Securitization Trust Series 2020-A:
Class A2, 1.9% 5/16/22 (a)	4,272,756	4,297,639
Class A3, 1.95% 7/17/23 (a)	2,698,000	2,744,836
Hyundai Auto Receivables Trust:
Series 2017-A Class B, 2.38% 4/17/23	340,000	342,344
Series 2019-A Class B, 2.94% 5/15/25	635,000	665,241
Series 2020-A Class A3, 1.41% 11/15/24	735,000	749,422
Series 2020-C Class A2, 0.26% 9/15/23	8,398,000	8,398,421
John Deere Owner Trust:
Series 2019-B Class A2, 2.28% 5/16/22	1,160,239	1,163,795
Series 2020-A Class A2, 1.01% 1/17/23	2,476,653	2,485,086
Series 2020-B Class A2, 0.41% 3/15/23	9,670,000	9,677,423
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 1.0301% 1/16/28 (a)(b)(c)	1,456,228	1,445,194
Kubota Credit Owner Trust Series 2020-1A Class A3, 1.96% 3/15/24 (a)	380,000	391,031
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,768,000	1,810,220
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 1.3986% 10/21/30 (a)(b)(c)	1,165,000	1,161,285
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0178% 1/18/28 (a)(b)(c)	2,017,652	2,005,078
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	1,341,529	1,348,399
Series 2019-B Class A3, 2% 10/17/22	8,016,000	8,123,172
Series 2020-A Class A2, 1.82% 3/15/22	4,455,889	4,472,576
Series 2020-B Class A2, 0.31% 2/15/23	5,200,000	5,202,068
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	5,892,000	5,899,356
MMAF Equipment Finance LLC Series 2019-B Class A2, 2.07% 10/12/22 (a)	2,030,154	2,047,387
MVW Owner Trust:
Series 2014-1A Class A, 2.25% 9/22/31 (a)	71,877	72,067
Series 2015-1A Class A, 2.52% 12/20/32 (a)	176,596	177,642
Series 2017-1A:
Class A, 2.42% 12/20/34 (a)	531,178	544,022
Class B, 2.75% 12/20/34 (a)	31,246	31,846
Class C, 2.99% 12/20/34 (a)	74,990	75,842
Navient Private Education Loan Trust:
Series 2020-A Class A2A, 2.46% 11/15/68 (a)	840,000	874,901
Series 2020-CA Class A2A, 2.15% 11/15/68 (a)	2,610,000	2,688,803
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (a)	2,679,779	2,802,794
Series 2020-DA Class A, 1.69% 5/15/69 (a)	1,061,514	1,079,469
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7501% 7/26/66 (a)(b)(c)	5,086,471	5,085,385
Series 2017-A Class A2A, 2.88% 12/16/58 (a)	1,413,543	1,436,557
Series 2019-2A Class A1, 1 month U.S. LIBOR + 0.270% 0.4201% 2/27/68 (a)(b)(c)	233,858	233,791
Series 2019-CA Class A1, 2.82% 2/15/68 (a)	189,621	190,217
Series 2019-EA:
Class A1, 2.39% 5/15/68 (a)	385,419	387,385
Class A2A, 2.64% 5/15/68 (a)	1,560,000	1,601,358
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 0.4054% 3/22/32 (b)(c)	691,489	652,177
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 0.8901% 3/26/68 (a)(b)(c)	375,560	372,375
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 1.0869% 1/15/28 (a)(b)(c)	791,679	787,631
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 1.0369% 7/15/27 (a)(b)(c)	296,604	295,052
New Residential Mortgage Loan Trust Series 2019-NQM3:
Class A1, 2.8018% 7/25/49 (a)	857,718	868,037
Class A3, 3.0864% 7/25/49 (a)	390,725	395,290
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	425,000	432,382
Nissan Master Owner Trust Receivables Series 2019-A Class A, 1 month U.S. LIBOR + 0.560% 0.7009% 2/15/24 (b)(c)	1,350,000	1,355,739
OCP CLO Ltd. Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 1.3384% 7/20/29 (a)(b)(c)	2,530,000	2,519,184
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 1.3878% 10/17/29 (a)(b)(c)	610,198	606,674
Palmer Square CLO Ltd. / Palmer Square CLO LLC Series 2020-2A Class A1A, 3 month U.S. LIBOR + 1.700% 1.904% 7/15/31 (a)(b)(c)	860,000	861,588
Reese Park CLO Ltd. / Reese Park CLO LLC Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.320% 0% 10/15/32 (a)(b)(c)	830,000	830,000
Santander Drive Auto Receivables Trust:
Series 2018-1 Class C, 2.96% 3/15/24	106,301	106,919
Series 2018-2 Class C, 3.35% 7/17/23	255,131	257,568
Series 2019-1 Class B, 3.21% 9/15/23	220,582	221,546
Series 2019-2 Class B, 2.79% 1/16/24	535,000	541,270
Series 2020-4 Class C, 1.01% 1/15/26	675,000	675,927
Santander Retail Auto Lease Trust:
Series 2019-A:
Class A2, 2.72% 1/20/22 (a)	983,059	986,355
Class B, 3.01% 5/22/23 (a)	700,000	718,010
Series 2019-B:
Class A2A, 2.29% 4/20/22 (a)	2,788,710	2,808,479
Class C, 2.77% 8/21/23 (a)	690,000	709,059
Series 2019-C:
Class A2A, 1.89% 9/20/22 (a)	3,390,148	3,417,690
Class B, 2.17% 11/20/23 (a)	495,000	506,068
Class C, 2.39% 11/20/23 (a)	830,000	847,562
Class D, 2.88% 6/20/24 (a)	870,000	888,174
Series 2020-A:
Class A2, 1.69% 1/20/23 (a)	8,730,981	8,821,143
Class D, 2.52% 11/20/24 (a)	720,000	735,724
Series 2020-B Class A2, 0.42% 11/20/23 (a)	8,856,000	8,866,819
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	990,000	1,051,370
1.884% 7/15/50 (a)	365,000	375,794
3.168% 4/9/47 (a)	1,255,000	1,268,747
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (a)	824,192	824,148
Sierra Receivables Funding Co. LLC:
Series 2016-2A Class A, 2.33% 7/20/33 (a)	57,806	57,976
Series 2019-1A Class A, 3.2% 1/20/36 (a)	249,915	258,734
Series 2019-2A Class A, 2.59% 5/20/36 (a)	1,572,583	1,625,001
Sierra Timeshare Receivables Funding Co. LLC Series 2017-1A Class A, 2.91% 3/20/34 (a)	351,923	358,628
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (a)	389,597	398,591
Series 2020-2A Class C, 3.51% 7/20/37 (a)	534,700	551,070
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.7204% 12/15/27 (a)(b)(c)	2,182,821	2,182,404
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.8004% 12/15/25 (a)(b)(c)	1,261,200	1,260,434
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 0.5448% 1/25/22 (b)(c)	564,958	541,773
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 0.8648% 1/25/22 (b)(c)	1,326,467	1,274,446
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 1.9148% 7/25/23 (b)(c)	165,608	165,353
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 1.7148% 4/25/23 (b)(c)	120,058	119,743
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 0.5501% 3/25/25 (b)(c)	802,496	778,244
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 1.6409% 4/15/32 (a)(b)(c)	1,400,000	1,414,711
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 1.1409% 6/15/27 (a)(b)(c)	152,465	152,825
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 1.2409% 9/15/34 (a)(b)(c)	881,611	882,301
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 0.8609% 1/15/37 (a)(b)(c)	1,600,907	1,599,496
Series 2020-BA Class A1A, 1.29% 7/15/53 (a)	537,603	539,094
Series 2020-PTB Class A2A, 1.6% 9/15/54 (a)	2,750,000	2,764,144
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,695,385	1,713,861
Synchrony Credit Card Master Note Trust Series 2018-1 Class C, 3.36% 3/15/24	955,000	960,994
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	2,221,000	2,224,888
Class A3, 0.68% 12/20/23 (a)	2,527,000	2,540,623
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	5,017,583	5,063,283
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(b)	453,949	465,196
Series 2017-4 Class A1, 2.75% 6/25/57 (a)	245,581	254,269
Series 2019-1 Class A1, 3.7236% 3/25/58 (a)(b)	914,514	981,203
Toyota Auto Receivables Owner Trust Series 2020-C Class A3, 0.44% 10/15/24	9,912,000	9,942,350
Verizon Owner Trust:
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (a)	28,097	28,126
Class C, 2.53% 4/20/22 (a)	700,000	701,946
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 0.4114% 9/20/22 (a)(b)(c)	1,872,313	1,872,904
Class C, 3.2% 9/20/22 (a)	970,000	985,342
Series 2018-A:
Class A1A, 3.23% 4/20/23	4,551,672	4,610,177
Class A1B, 1 month U.S. LIBOR + 0.240% 0.3865% 4/20/23 (b)(c)	3,547,679	3,550,551
Series 2020-A Class A1A, 1.85% 7/22/24	4,951,000	5,072,333
Volkswagen Auto Lease Trust:
Series 2019-A:
Class A2A, 2% 3/21/22	5,081,504	5,110,457
Class A3, 1.99% 11/21/22	2,795,000	2,838,736
Series 2020-A Class A2, 0.27% 4/20/23	10,000,000	9,999,334
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4, 1.26% 8/20/26	545,000	557,291
Volvo Financial Equipment LLC:
Series 2019-1A Class A2, 2.9% 11/15/21 (a)	223,753	223,985
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	2,435,000	2,483,599
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6609% 7/17/23 (a)(b)(c)	5,080,000	5,087,978
World Omni Auto Receivables Trust:
Series 2019-C Class C, 2.4% 6/15/26	895,000	924,850
Series 2020-A:
Class A2A, 1.02% 6/15/23	3,321,785	3,333,877
Class C, 1.64% 8/17/26	480,000	489,480
Series 2020-C Class A2, 0.35% 12/15/23	5,000,000	5,003,707
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	2,284,000	2,310,344
Series 2019-B Class A3, 2.03% 11/15/22	2,480,000	2,524,652
Series 2020-A Class A2, 1.71% 11/15/22	9,267,561	9,355,312
Series 2020-B Class A2, 0.32% 9/15/23	4,533,000	4,533,462
World Omni Select Auto Trust:
Series 2019-A Class A2A, 2.06% 8/15/23	2,271,127	2,284,201
Series 2020-A:
Class B, 0.84% 6/15/26	510,000	511,197
Class C, 1.25% 10/15/26	585,000	587,209
TOTAL ASSET-BACKED SECURITIES
(Cost $434,192,559)		436,792,369

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.9%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-4 Class A3, 3.301% 7/26/49 (a)	757,354	765,486
Series 2020-6 Class A1, 1.261% 5/25/65 (a)	764,803	764,648
Series 2019-2 Class M1, 4.065% 3/25/49 (a)	545,000	559,226
Angel Oak Mortgage Trust LLC sequential payer Series 2020-3 Class A1, 1.691% 4/25/65 (a)	787,098	794,284
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (a)	603,057	621,031
COLT Funding LLC sequential payer Series 2019-2 Class A1, 3.337% 5/25/49 (a)	279,891	282,797
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (a)	488,999	486,545
Deephaven Residential Mortgage Trust:
sequential payer Series 2020-2 Class A1, 1.692% 5/25/65 (a)	957,768	963,160
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(b)	28,594	28,769
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(b)	132,982	133,890
Class A2, 2.711% 10/25/47 (a)(b)	11,082	11,112
Class A3, 2.813% 10/25/47 (a)(b)	10,554	10,530
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(b)	159,174	160,186
Series 2018-2A Class A1, 3.479% 4/25/58 (a)	357,874	362,211
Series 2018-3A Class A3, 3.963% 8/25/58 (a)	36,841	37,280
Series 2019-1A Class A1, 3.743% 1/25/59 (a)	443,063	450,387
Series 2019-2A:
Class A3, 3.763% 4/25/59 (a)	378,561	382,490
Class M1, 3.921% 4/25/59 (a)	380,000	386,929
Ellington Financial Mortgage Trust Series 2020-1 Class A1, 2.006% 5/25/65 (a)	340,815	342,956
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 0.9993% 3/25/50 (a)(b)(c)	603,168	601,785
Freddie Mac STACR REMIC Trust floater:
Series 2020-DNA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.8993% 2/25/50 (a)(b)(c)	312,777	312,133
Series 2020-HQA1 Class M1, 1 month U.S. LIBOR + 0.750% 0.9001% 1/25/50 (a)(b)(c)	190,940	190,807
Series 2020-HQA2 Class M1, 1 month U.S. LIBOR + 1.100% 1.2501% 3/25/50 (a)(b)(c)	516,157	515,937
Series 2020-HQA3 Class M1, 1 month U.S. LIBOR + 1.550% 1.6993% 7/25/50 (a)(b)(c)	470,000	470,181
Series 2020-HQA4 Class M1, 1 month U.S. LIBOR + 1.300% 1.4501% 9/25/50 (a)(b)(c)	1,140,000	1,140,000
Series 2020-HQA5 Class M1, UNITED STATES 30 DAY AVERAGE S + 1.100% 1.191% 11/25/50 (a)(b)(c)	530,000	530,005
Freddie Mac STACR Trust floater:
Series 2018-DNA2:
Class M1, 1 month U.S. LIBOR + 0.800% 0.9493% 12/25/30 (a)(b)(c)	232,179	232,133
Class M2A/S, 1 month U.S. LIBOR + 0.950% 1.0993% 12/25/30 (a)(b)(c)	450,000	448,118
Series 2018-HRP2 Class M2, 1 month U.S. LIBOR + 1.250% 1.4001% 2/25/47 (a)(b)(c)	466,141	462,163
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 1.5493% 2/25/49 (a)(b)(c)	628,406	606,572
Series 2020-DNA3 Class M1, 1 month U.S. LIBOR + 1.500% 1.6493% 6/25/50 (a)(b)(c)	293,367	293,664
FWD Securitization Trust sequential payer Series 2020-INV1 Class A1, 2.24% 1/25/50 (a)	1,465,409	1,495,804
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (a)	600,000	598,862
Series 2020-H1 Class M1, 2.832% 1/25/60 (a)	625,000	598,140
Series 2020-H1 Class A1, 2.31% 1/25/60 (a)	525,098	535,138
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (a)	337,911	345,450
Series 2019-1 Class A32, 4% 2/25/59 (a)	251,916	253,577
Series 2019-2 Class A42, 3.5% 6/25/59 (a)	542,290	539,789
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (a)(b)(c)	999,058	999,084
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.3964% 7/25/44 (a)(b)	25,934	25,893
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.6569% 10/15/54 (a)(b)(c)	839,530	839,648
Homeward Opportunities Fund I Trust sequential payer:
Series 2019-1:
Class A1, 3.454% 1/25/59 (a)	685,643	709,930
Class A3, 3.606% 1/25/59 (a)	554,975	561,455
Series 2019-3 Class A1, 2.675% 11/25/59 (a)	764,023	778,473
Homeward Opportunities Fund Trust sequential payer:
Series 2018-1:
Class A1, 3.766% 6/25/48 (a)	379,048	395,023
Class A2, 3.897% 6/25/48 (a)	365,337	377,709
Series 2020-2 Class A1, 1.657% 5/25/65 (a)(b)	676,867	681,194
J.P. Morgan Mortgage Trust:
sequential payer Series 2020-LTV1 Class A4, 3.5% 6/25/50 (a)	1,182,979	1,204,051
Series 2020-INV1 Class A15, 3.5% 8/25/50 (a)	595,590	611,968
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(b)(c)	945,567	948,467
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (a)	349,553	364,653
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (a)	64,051	64,846
Series 2017-2 Class A1, 2.75% 7/25/59 (a)	381,633	388,500
New Residential Mortgage Loan Trust sequential payer:
Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (a)	1,014,033	1,035,502
Series 2020-NQM1 Class A1, 2.4641% 1/26/60 (a)	634,493	645,352
OBX Trust:
floater Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 1.1001% 2/25/60 (a)(b)(c)	795,859	797,104
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (a)(b)	868,530	885,554
Series 2020-EXP2:
Class A8, 3% 5/25/60 (a)	1,329,805	1,364,688
Class A9, 3% 5/25/60 (a)	327,141	333,711
Series 2020-INV1 Class A5, 3.5% 12/25/49 (a)	370,453	384,529
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 1.3501% 6/25/59 (a)(b)(c)	825,397	830,145
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 0.900% 1.0501% 6/25/59 (a)(b)(c)	407,165	407,219
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7869% 7/15/58 (a)(b)(c)	896,000	896,798
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (a)	298,726	301,035
Series 2018-CH2 Class A3, 4% 6/25/48 (a)	718,976	739,220
Series 2018-CH2 Class A21, 4% 6/25/48 (a)	320,834	330,790
Series 2018-CH3 Class A19, 4.5% 8/25/48 (a)	147,098	152,160
Series 2018-CH4 Class A2, 4% 10/25/48 (a)	231,394	236,164
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	3,610,800	3,618,433
Starvest Emerging Markets Cbo sequential payer Series 2019-IMC1 Class A1, 3.468% 2/25/49 (a)	355,208	359,856
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1:
Class A1, 2.61% 9/27/49 (a)	132,000	134,072
Class A3, 2.916% 9/27/49 (a)	388,376	396,295
Series 2019-1:
Class A1, 2.941% 6/25/49 (a)	626,675	640,354
Class A3, 3.299% 6/25/49 (a)	555,402	558,473
Series 2020-1 Class A2, 2.408% 2/25/50 (a)	467,069	470,871
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (a)	99,601	100,006
Series 2015-5 Class A1B, 2.75% 5/25/55 (a)	123,101	123,628
Series 2016-1:
Class A1B, 2.75% 2/25/55 (a)	82,697	83,832
Class A3B, 3% 2/25/55 (a)	150,530	154,107
Series 2016-2 Class A1A, 2.75% 8/25/55 (a)	139,843	142,685
Series 2016-3 Class A1, 2.25% 4/25/56 (a)	30,750	31,016
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	296,636	303,490
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(b)	669,424	687,629
Verus Securitization Trust:
sequential payer:
Series 2018-3 Class A1, 4.108% 10/25/58 (a)	565,238	585,948
Series 2019-1 Class A1, 3.836% 2/25/59 (a)	605,029	612,407
Series 2019-2 Class A1, 3.211% 5/25/59 (a)	511,109	518,385
Series 2019-INV3 Class A3, 3.1% 11/25/59 (a)	706,301	727,265
Series 2020-1 Class A3, 2.724% 1/25/60 (a)	669,609	679,094
Series 2020-2 Class A1, 2.226% 5/25/60 (a)	2,165,759	2,193,851
Series 2020-INV1 Class A1, 1.977% 3/25/60 (a)	219,898	220,834
Series 2018-2:
Class A1, 3.677% 6/1/58 (a)	453,396	457,755
Class A2, 3.779% 6/1/58 (a)	167,301	168,081
Class A3, 3.83% 6/1/58 (a)	105,423	105,827
Series 2019-3 Class A3, 3.04% 7/25/59 (a)	1,132,737	1,141,724
Series 2019-INV1:
Class A1, 3.402% 12/25/59 (a)(b)	413,977	432,971
Class M1, 4.034% 12/25/59 (a)	195,000	201,312
Series 2019-INV2 Class A2, 3.117% 7/25/59 (a)	854,285	876,959
Series 2020-5 Class A3, 1.733% 5/25/65 (a)	438,405	438,540
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (a)	404,656	404,437

TOTAL PRIVATE SPONSOR		53,575,177

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2017-90 Class KA, 3% 11/25/47	798,998	854,264
Series 2018-44 Class PC, 4% 6/25/44	643,151	654,000
Fannie Mae Connecticut Avenue Securities floater:
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 1.5001% 9/25/29 (b)(c)	941,886	919,340
Series 2017-C04 Class 2ED2, 1 month U.S. LIBOR + 1.100% 1.2501% 11/25/29 (b)(c)	1,373,341	1,341,451
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 1.3501% 1/25/30 (b)(c)	583,910	574,606
Series 2018-C01 Class 1ED2, 1 month U.S. LIBOR + 0.850% 1.0001% 7/25/30 (b)(c)	921,428	904,832
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 4.1501% 8/25/24 (b)(c)	384,734	392,030
Series 2015-DNA3 Class M3, 1 month U.S. LIBOR + 4.700% 4.8493% 4/25/28 (b)(c)	1,315,162	1,369,070
Series 2016-DNA2 Class M3, 1 month U.S. LIBOR + 4.650% 4.7993% 10/25/28 (b)(c)	751,847	779,723
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 1.3493% 10/25/29 (b)(c)	242,483	242,604
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 0.8993% 3/25/30 (b)(c)	117,931	117,864
Freddie Mac:
planned amortization class Series 3713 Class PA, 2% 2/15/40	464,857	475,300
Series 4448 Class JA, 4% 11/15/36	26,487	26,642
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.9001% 10/25/48 (a)(b)(c)	64,207	64,115
Series 2018-DNA3:
Class M1, 1 month U.S. LIBOR + 0.750% 0.9001% 9/25/48 (a)(b)(c)	1,831	1,831
Class M2A/S, 1 month U.S. LIBOR + 0.900% 1.0501% 9/25/48 (a)(b)(c)	600,000	595,277
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6052% 10/25/46 (b)	713,221	706,452
Series 2017-SC02 Class M1, 3.8231% 5/25/47 (a)(b)	73,251	72,850

TOTAL U.S. GOVERNMENT AGENCY		10,092,251

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $63,242,857)		63,667,428

Commercial Mortgage Securities - 1.5%
Americold Realty Trust floater Series 2020-ICE5 Class B, 1.4409% 11/15/37 (a)(b)	1,735,000	1,734,999
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 1.0709% 12/15/36 (a)(b)(c)	1,395,000	1,332,090
Austin Fairmont Hotel Trust floater Series 2019-FAIR Class A, 1 month U.S. LIBOR + 1.050% 1.1909% 9/15/32 (a)(b)(c)	615,000	599,593
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 0.9909% 9/15/34 (a)(b)(c)	970,000	949,253
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	437,028	447,326
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class C, 1 month U.S. LIBOR + 1.120% 1.2609% 12/15/36 (a)(b)(c)	794,273	789,338
Class D, 1 month U.S. LIBOR + 1.250% 1.3909% 12/15/36 (a)(b)(c)	759,305	749,337
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	2,330,867	2,328,067
BX Trust:
floater Series 2019-XL Class B, 1 month U.S. LIBOR + 1.080% 1.2209% 10/15/36 (a)(b)(c)	427,184	426,381
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	2,135,000	2,068,231
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(b)(c)	5,211,645	5,211,644
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(c)	1,033,000	1,025,883
Class D, 1 month U.S. LIBOR + 1.650% 1.7909% 11/15/36 (a)(b)(c)	1,545,000	1,487,915
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9309% 7/15/32 (a)(b)(c)	3,713,554	3,712,434
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	3,726,918	3,565,592
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	2,157,000	2,230,030
Series 2013-375P Class C, 3.6348% 5/10/35 (a)(b)	560,000	565,286
COMM Mortgage Trust:
sequential payer Series 2013-300P Class A1, 4.353% 8/10/30 (a)	620,000	660,170
Series 2014-CR15 Class B, 4.8412% 2/10/47 (b)	920,000	1,008,883
Series 2014-UBS2 Class B, 4.701% 3/10/47	520,000	556,889
Series 2020-CMB Class D, 3.7538% 2/10/37 (a)(b)	560,000	532,347
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (a)(b)(c)	5,485,000	5,486,710
Class C, 1 month U.S. LIBOR + 1.430% 1.5709% 5/15/36 (a)(b)(c)	1,015,000	1,013,072
Class D, 1 month U.S. LIBOR + 1.600% 1.7409% 5/15/36 (a)(b)(c)	780,000	774,137
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	455,000	469,340
Series 2020-NET Class D, 3.8277% 8/15/37 (a)(b)	985,000	983,490
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	740,997
Series 2019-C16 Class A1, 2.3595% 6/15/52	527,163	539,843
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.8909% 7/15/32 (a)(b)(c)	4,189,000	4,083,699
Great Wolf Trust floater Series 2019-WOLF:
Class A, 1 month U.S. LIBOR + 1.030% 1.1749% 12/15/36 (a)(b)(c)	1,906,000	1,846,409
Class C, 1 month U.S. LIBOR + 1.630% 1.7739% 12/15/36 (a)(b)(c)	600,000	554,191
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 0.8409% 1/15/33 (a)(b)(c)	245,000	242,842
Class C, 1 month U.S. LIBOR + 1.250% 1.3909% 1/15/33 (a)(b)(c)	205,000	199,604
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, 1 month U.S. LIBOR + 1.770% 1.9109% 10/15/33 (a)(b)(c)	995,000	993,797
Class C, 1 month U.S. LIBOR + 2.170% 2.3109% 10/15/33 (a)(b)(c)	805,000	804,025
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 5/15/35 (a)(b)(c)	2,440,000	2,369,701
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 9/15/29 (a)(b)(c)	1,911,000	1,877,458
Class B, 1 month U.S. LIBOR + 1.350% 1.4909% 9/15/29 (a)(b)(c)	1,830,000	1,774,961
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 9/15/29 (a)(b)(c)	575,000	551,943
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,713,932	1,726,604
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	2,583,966	2,770,463
Merit floater Series 2020-HILL:
Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(b)(c)	576,000	576,722
Class B, 1 month U.S. LIBOR + 1.400% 1.5409% 8/15/37 (a)(b)(c)	455,000	455,730
Class C, 1 month U.S. LIBOR + 1.700% 1.8409% 8/15/37 (a)(b)(c)	410,000	410,780
Class D, 1 month U.S. LIBOR + 2.350% 2.4909% 8/15/37 (a)(b)(c)	550,000	551,378
Morgan Stanley BAML Trust:
Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	400,480
Series 2016-C30 Class A1, 1.389% 9/15/49	56,820	56,866
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.9909% 8/15/33 (a)(b)(c)	5,578,279	5,413,549
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (a)	1,325,000	1,410,467
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(b)	2,264,000	2,305,598
Series 2019-MEAD Class D, 3.283% 11/10/36 (a)(b)	1,150,000	957,141
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 1.4296% 4/15/32 (a)(b)(c)	1,585,000	1,473,632
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 1.9909% 6/15/31 (a)(b)(c)	778,428	717,903
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(c)	3,020,457	3,018,518
Vista Point Securitization Trust sequential payer Series 2020-1 Class A1, 1.763% 3/25/65 (a)	579,485	583,836
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	332,927	338,327
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (a)(b)(c)	2,846,183	2,845,123
Series 2012-C6 Class B, 4.697% 4/15/45	760,000	782,526
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $85,287,002)		84,083,550

Municipal Securities - 0.1%
Chicago Transit Auth. Series 2020 B:
1.708% 12/1/22	$40,000	$40,293
1.838% 12/1/23	35,000	35,406
2.064% 12/1/24	105,000	106,743
Connecticut Gen. Oblig. Series A:
1.998% 7/1/24	285,000	298,059
2% 7/1/23	115,000	119,119
2.098% 7/1/25	190,000	200,999
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 C, 1.329% 11/1/25	245,000	246,566
Houston Arpt. Sys. Rev. Series 2020 C:
0.883% 7/1/22	70,000	70,035
1.054% 7/1/23	120,000	120,198
1.272% 7/1/24	400,000	401,708
Illinois Gen. Oblig. Series 2020 A, 2.25% 10/1/22	1,640,000	1,605,363
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	358,718
Port Auth. of New York & New Jersey Series AAA, 1.086% 7/1/23	1,405,000	1,421,045
TOTAL MUNICIPAL SECURITIES
(Cost $5,010,583)		5,024,252

Bank Notes - 0.4%
Citibank NA 2.844% 5/20/22 (b)	1,485,000	1,502,663
Discover Bank 3.2% 8/9/21	1,050,000	1,068,151
First Republic Bank 1.912% 2/12/24 (b)	2,031,000	2,091,714
KeyBank NA 2.3% 9/14/22	355,000	367,577
PNC Bank NA 2.95% 1/30/23	695,000	729,761
RBS Citizens NA:
2.55% 5/13/21	1,320,000	1,330,784
3.25% 2/14/22	1,015,000	1,047,662
Synchrony Bank 3.65% 5/24/21	3,082,000	3,120,287
Truist Bank 1.25% 3/9/23	9,650,000	9,835,699
TOTAL BANK NOTES
(Cost $20,715,230)		21,094,298

Certificates of Deposit - 0.1%
Sumitomo Mitsui Banking Corp. yankee 0.27% 5/10/21
(Cost $6,000,000)	6,000,000	6,000,347

Commercial Paper - 0.3%
Conagra Brands, Inc. 0% 4/3/21	3,355,000	3,347,270
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.3084% 7/20/21 (b)(c)	8,000,000	8,003,558
TransCanada PipeLines Ltd. 0.25% 12/15/20	4,300,000	4,299,696
TOTAL COMMERCIAL PAPER
(Cost $15,643,974)		15,650,524
	Shares	Value

Short-Term Funds - 52.0%
Short-Term Funds - 52.0%
Baird Short-Term Bond Fund - Institutional Class	14,943,440	$149,135,528
Baird Ultra Short Bond Fund Institutional Class	33,588,312	338,906,072
BlackRock Low Duration Bond Portfolio Investor A Shares	25,493,332	248,559,985
Fidelity SAI Short-Term Bond Fund (f)	23,419,908	234,433,279
iShares Short Maturity Bond ETF (g)	4,226,791	212,100,372
iShares Short Treasury Bond ETF	1,120,350	123,989,135
iShares Ultra Short-Term Bond ETF	1,646,060	83,208,333
JPMorgan Ultra-Short Income ETF	3,518,801	178,719,903
Metropolitan West Low Duration Bond Fund - Class M	17,949,172	159,747,633
PIMCO Enhanced Low Duration Active ETF	502,985	51,309,500
PIMCO Enhanced Short Maturity Active ETF (g)	2,918,935	297,760,559
PIMCO Short-Term Fund Institutional Class	71,610,278	706,077,326
Prudential Short-Term Corporate Bond Fund, Inc. Class A	1,793,311	20,407,884
T. Rowe Price Ultra Short-Term Bond Fund	14,767,487	75,166,511
TOTAL SHORT-TERM FUNDS
(Cost $2,840,899,008)		2,879,522,020

Money Market Funds - 13.6%
Fidelity Cash Central Fund 0.09%(h)	87,445,934	87,463,423
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (f)(i)	430,453,231	430,453,231
Fidelity Securities Lending Cash Central Fund 0.09% (h)(j)	228,723,916	228,746,789
State Street Institutional U.S. Government Money Market Fund Premier Class .02% (i)	7,447,474	7,447,474
TOTAL MONEY MARKET FUNDS
(Cost $754,105,943)		754,110,917
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $5,723,122,385)		5,781,511,919
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(240,539,198)
NET ASSETS - 100%		$5,540,972,721

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	489	March 2021	$107,996,414	$40,883	$40,883
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	162	March 2021	22,383,844	(11,620)	(11,620)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	211	March 2021	26,592,594	(26,036)	(26,036)
TOTAL FUTURES CONTRACTS					$3,227

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $617,997,090 or 11.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $350,950.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated Fund

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,369
Fidelity Securities Lending Cash Central Fund	121,613
Total	$204,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$38,648,696	$49,958	$38,814,165	$53,671	$127,290	$(11,779)	$--
Fidelity Floating Rate High Income Fund	58,035,797	283,180	58,957,982	283,495	(3,777,578)	4,416,583	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	82,618,947	2,955,977,647	2,608,143,363	73,768	--	--	430,453,231
Fidelity SAI Short-Term Bond Fund	--	258,940,087	25,000,000	160,179	25,000	468,192	234,433,279
Fidelity Short-Term Bond Fund	419,380,785	2,691,803	424,000,435	2,968,008	15,690,781	(13,762,934)	--
Total	$598,684,225	$3,217,942,675	$3,154,915,945	$3,539,121	$12,065,493	$(8,889,938)	$664,886,510

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,352,752,705	$--	$1,352,752,705	$--
U.S. Government and Government Agency Obligations	139,144,965	--	139,144,965	--
U.S. Government Agency - Mortgage Securities	23,668,544	--	23,668,544	--
Asset-Backed Securities	436,792,369	--	436,792,369	--
Collateralized Mortgage Obligations	63,667,428	--	63,667,428	--
Commercial Mortgage Securities	84,083,550	--	84,083,550	--
Municipal Securities	5,024,252	--	5,024,252	--
Bank Notes	21,094,298	--	21,094,298	--
Certificates of Deposit	6,000,347	--	6,000,347	--
Commercial Paper	15,650,524	--	15,650,524	--
Short-Term Funds	2,879,522,020	2,879,522,020	--	--
Money Market Funds	754,110,917	754,110,917	--	--
Total Investments in Securities:	$5,781,511,919	$3,633,632,937	$2,147,878,982	$--
Derivative Instruments:
Assets
Futures Contracts	$40,883	$40,883	$--	$--
Total Assets	$40,883	$40,883	$--	$--
Liabilities
Futures Contracts	$(37,656)	$(37,656)	$--	$--
Total Liabilities	$(37,656)	$(37,656)	$--	$--
Total Derivative Instruments:	$3,227	$3,227	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$40,883	$(37,656)
Total Interest Rate Risk	40,883	(37,656)
Total Value of Derivatives	$40,883	$(37,656)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $223,934,972) — See accompanying schedule: Unaffiliated issuers (cost $4,742,498,829)	$4,800,415,197
Fidelity Central Funds (cost $316,205,238)	316,210,212
Other affiliated issuers (cost $664,418,318)	664,886,510
Total Investment in Securities (cost $5,723,122,385)		$5,781,511,919
Cash		965,246
Receivable for securities sold on a delayed delivery basis		465,727
Receivable for fund shares sold		9,450,795
Interest receivable		6,821,175
Distributions receivable from Fidelity Central Funds		35,452
Receivable for daily variation margin on futures contracts		11,228
Prepaid expenses		8,521
Other receivables		112,353
Total assets		5,799,382,416
Liabilities
Payable for investments purchased
Regular delivery	$22,856,324
Delayed delivery	2,522,998
Payable for fund shares redeemed	3,155,552
Distributions payable	717,464
Accrued management fee	203,000
Other payables and accrued expenses	230,107
Collateral on securities loaned	228,724,250
Total liabilities		258,409,695
Net Assets		$5,540,972,721
Net Assets consist of:
Paid in capital		$5,474,618,093
Total accumulated earnings (loss)		66,354,628
Net Assets		$5,540,972,721
Net Asset Value, offering price and redemption price per share ($5,540,972,721 ÷ 545,280,879 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$18,751,493
Affiliated issuers		3,539,121
Interest		19,009,423
Income from Fidelity Central Funds (including $121,613 from security lending)		204,982
Total income		41,505,019
Expenses
Management fee	$9,616,136
Custodian fees and expenses	26,827
Independent trustees' fees and expenses	36,327
Registration fees	64,366
Audit	31,530
Legal	13,946
Miscellaneous	90,215
Total expenses before reductions	9,879,347
Expense reductions	(8,198,488)
Total expenses after reductions		1,680,859
Net investment income (loss)		39,824,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,636,706
Fidelity Central Funds	17,457
Other affiliated issuers	12,065,493
Futures contracts	(105,468)
Total net realized gain (loss)		34,614,188
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	40,546,518
Affiliated issuers	(8,889,938)
Futures contracts	26,736
Total change in net unrealized appreciation (depreciation)		31,683,316
Net gain (loss)		66,297,504
Net increase (decrease) in net assets resulting from operations		$106,121,664

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,824,160	$169,307,872
Net realized gain (loss)	34,614,188	13,007,378
Change in net unrealized appreciation (depreciation)	31,683,316	9,847,421
Net increase (decrease) in net assets resulting from operations	106,121,664	192,162,671
Distributions to shareholders	(30,703,911)	(168,201,353)
Share transactions
Proceeds from sales of shares	1,551,604,305	2,771,783,132
Reinvestment of distributions	26,159,911	153,886,892
Cost of shares redeemed	(4,161,249,424)	(2,045,344,183)
Net increase (decrease) in net assets resulting from share transactions	(2,583,485,208)	880,325,841
Total increase (decrease) in net assets	(2,508,067,455)	904,287,159
Net Assets
Beginning of period	8,049,040,176	7,144,753,017
End of period	$5,540,972,721	$8,049,040,176
Other Information
Shares
Sold	153,235,977	277,408,378
Issued in reinvestment of distributions	2,579,685	15,320,138
Redeemed	(410,425,113)	(204,536,004)
Net increase (decrease)	(254,609,451)	88,192,512

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Short Duration Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.04	$10.03	$10.05	$10.01	$10.07
Income from Investment Operations
Net investment income (loss)A	.062	.229	.254	.168	.136	.115
Net realized and unrealized gain (loss)	.085	.020	.018	(.028)	.033	(.051)
Total from investment operations	.147	.249	.272	.140	.169	.064
Distributions from net investment income	(.047)	(.229)	(.259)	(.160)	(.129)	(.118)
Distributions from net realized gain	–	–	(.003)	–	–	(.006)
Total distributions	(.047)	(.229)	(.262)	(.160)	(.129)	(.124)
Net asset value, end of period	$10.16	$10.06	$10.04	$10.03	$10.05	$10.01
Total ReturnB,C	1.46%	2.51%	2.75%	1.40%	1.69%	.64%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.32%	.35%	.36%	.36%
Expenses net of fee waivers, if any	.05%F	.05%	.07%	.10%	.10%	.11%
Expenses net of all reductions	.05%F	.05%	.07%	.10%	.10%	.11%
Net investment income (loss)	1.22%F	2.28%	2.54%	1.67%	1.36%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$5,540,973	$8,049,040	$7,144,753	$8,841,193	$9,920,937	$6,593,754
Portfolio turnover rateG	148%F	58%	33%	25%	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds ETFs are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Short Duration Fund	$112,346

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, futures contracts, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$61,229,708
Gross unrealized depreciation	(2,430,574)
Net unrealized appreciation (depreciation)	$58,799,134
Tax cost	$5,722,716,012

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(44,113,019)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Short Duration Fund	4,047,250,743	6,231,030,850

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Short Duration Fund	$740

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Fidelity Short-Term Bond Fund in exchange for shares Fidelity SAI Short-Term Bond Fund. The Fund redeemed 29,295,214 shares of Fidelity Short-Term Bond Fund in exchange for 25,893,567 shares of Fidelity SAI Short-Term Bond Fund with a value of $258,676,739. The net realized gains of $9,260,000 on the Fund's redemptions of Fidelity Short Term Bond Fund shares is included in "Net realized gain (loss) on Other affiliated issuers." in the accompanying Statement of Operations. The Fund recognized net gains on the exchanges for federal income tax purposes.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Short Duration Fund	$8,278

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $ 8,130,342.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $49,560.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $18,586.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 14% of the total outstanding shares of Fidelity SAI Short-Term Bond Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Strategic Advisers Short Duration Fund	.05%
Actual		$1,000.00	$1,014.60	$.25
Hypothetical-C		$1,000.00	$1,024.82	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with FIAM LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2020 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process. The Board also considered the Investment Advisers' investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2019, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Short Duration Fund

The Board reviewed the fund’s relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and in the second quartile for the three- and five-year periods ended December 31, 2019. The Board also noted that the fund had out-performed 84%, 68%, and 73% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2019. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-, three-, and five-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Short Duration Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended December 31, 2019. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of its Total Mapped Group and ASPG for the 12-month period ended December 31, 2019.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered thatthe fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of New Sub-Subadvisory Agreements

Strategic Advisers Short Duration Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve sub-subadvisory agreements (New Sub-Subadvisory Agreements) among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, New Sub-Subadvisers), and Fidelity Rutland Square Trust II on behalf of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers LLC (Strategic Advisers) and FIAM, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract and sub-advisory agreements at its September 2019 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Subadvisers to other Strategic Advisers funds. The Board also considered the detailed information provided by Strategic Advisers and FIAM in the June 2020 annual contract renewal materials.

The Board considered that FIAM, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM, and the Trust on behalf of the fund.

Because the Board was approving New Sub-Subadvisory Agreements under which the fund will not bear any additional management fees or expenses, it did not consider the competitiveness of management fee and total expenses or the possible realization of economies of scale to be significant factors in its decision. In addition, because the New Sub-Subadvisory Agreements were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Sub-Subadvisory Agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Sub-Subadvisory Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

The Board noted that in connection with future annual contract renewals, it will consider: (i) the nature, extent, and quality of services provided to the fund, including administrative services and investment performance; (ii) the historical investment performance of the fund; (iii) the competitiveness of the fund's management fees and total expenses; (iv) the costs of services and profitability; (v) the potential fall-out benefits to Strategic Advisers and its affiliates from their relationships with the fund; and (vi) the possible realization of economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Sub-Subadvisory Agreements are in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the New Sub-Subadvisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on November 2, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
ROBERT A. LAWRENCE
Affirmative	204,250,982,594.51	96.530
Withheld	7,343,512,146.85	3.470
TOTAL	211,594,494,741.36	100.000
CHARLES S. MORRISON
Affirmative	204,349,460,488.43	96.576
Withheld	7,245,034,252.93	3.424
TOTAL	211,594,494,741.36	100.000
PETER C. ALDRICH
Affirmative	203,499,803,652.67	96.175
Withheld	8,094,691,088.69	3.825
TOTAL	211,594,494,741.36	100.000
MARY C. FARRELL
Affirmative	204,011,925,737.22	96.417
Withheld	7,582,569,004.14	3.583
TOTAL	211,594,494,741.36	100.00
KAREN KAPLAN
Affirmative	204,297,547,550.53	96.552
Withheld	7,296,947,190.83	3.448
TOTAL	211,594,494,741.36	100.000
CHRISTINE MARCKS
Affirmative	204,700,871,317.72	96.743
Withheld	6,893,623,423.64	3.257
TOTAL	211,594,494,741.36	100.000
HEIDI L. STEIGER
Affirmative	204,406,589,957.28	96.603
Withheld	7,187,904,784.08	3.397
TOTAL	211,594,494,741.36	100.000

PROPOSAL 2

To approve the conversion of a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	5,104,820,048.35	86.600
Against	329,800,777.16	5.594
Abstain	460,156,413.94	7.806
Broker Non-Vote	0.00	0.000
TOTAL	5,894,777,239.45	100.000

PROPOSAL 5

To approve a sub-subadvisory agreement between FIAM LLC (FIAM) and FMR Investment Management (UK) Limited (FMR UK).

	# of Votes	% of Votes
Affirmative	5,271,166,307.76	89.421
Against	225,238,983.44	3.821
Abstain	398,371,948.25	6.758
Broker Non-Vote	0.00	0.000
TOTAL	5,894,777,239.45	100.000

PROPOSAL 6

To approve a sub-subadvisory agreement between FIAM and Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).

	# of Votes	% of Votes
Affirmative	5,195,633,592.20	88.140
Against	278,351,890.70	4.722
Abstain	420,791,756.55	7.138
Broker Non-Vote	0.00	0.000
TOTAL	5,894,777,239.45	100.000

PROPOSAL 7

To approve a sub-subadvisory agreement between FIAM and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	5,265,653,754.88	89.328
Against	229,669,288.91	3.896
Abstain	399,454,195.66	6.776
Broker Non-Vote	0.00	0.000
TOTAL	5,894,777,239.45	100.000
Proposal 1 reflects trust wide proposal and voting results.

ASD-SANN-0121
1.934461.108

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
JPMorgan Ultra-Short Municipal Fund Class I	12.0
New York Metropolitan Transportation Authority Rev.	1.7
Texas General Obligation	1.5
Denver City & County Airport Rev.	1.2
Illinois Gen. Oblig.	0.8
Harris County Cultural Education Facilities Finance Corp. Rev.	0.8
Port Arthur Navigation Dist. Environmental Facilities Rev.	0.7
Clark County Airport Rev.	0.7
Georgia Muni. Elec. Auth. Pwr. Rev.	0.7
New York City Gen. Oblig.	0.7

Top Five Sectors as of November 30, 2020

% of fund's net assets
General Obligations	16.7
Transportation	10.5
Health Care	8.2
Other	6.5
Synthetics	5.1

Quality Diversification (% of fund's net assets)

As of November 30, 2020
AAA,AA,A	38.2%
BBB	4.3%
Not Rated	2.1%
Equities	12.6%
Short-Term Investments and Net Other Assets	42.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Municipal Bonds	23.3%
Short-Term Funds	12.4%
Investment Companies	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	64.2%

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 45.2%
	Principal Amount	Value
Alabama - 0.7%
Alabama Pub. School & College Auth. Rev. Series 2020 A:
5% 11/1/22	$1,500,000	$1,636,860
5% 11/1/24	1,500,000	1,777,335
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Bonds Series 2006 C1, 1.85%, tender 11/1/22 (a)	1,025,000	1,054,500
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	373,857
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	386,731
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A:
4% 6/1/21	1,250,000	1,271,636
4% 6/1/23	1,750,000	1,896,248
Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	9,725,000	9,871,925
Series 2017 A, 4%, tender 7/1/22 (a)	4,640,000	4,884,157
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (FSA Insured)	1,350,000	1,498,136
Health Care Auth. for Baptist Health Series 2006 B, 0.3%, tender 11/15/37 (a)	1,150,000	1,150,000
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	270,000	274,207
Lower Alabama Gas District (No. 2 Proj.) Series 2020, 4% 12/1/21	100,000	103,538
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	15,875
5% 3/1/23	20,000	21,939
5% 3/1/24	25,000	28,431
5% 3/1/25	25,000	29,427
Series 2016 B:
5% 3/1/22	80,000	84,666
5% 3/1/23	405,000	444,273
5% 3/1/24	45,000	51,176
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (a)	600,000	606,144
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/21	10,000	10,085
5% 3/1/22	70,000	73,006
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	4,000,000	4,419,640

TOTAL ALABAMA		31,963,792

Alaska - 0.3%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2020 A:
0.3% 12/1/21	665,000	664,431
0.35% 6/1/22	660,000	659,360
0.4% 12/1/22	750,000	748,965
Alaska Int'l. Arpts. Revs. Series 2016 C:
5% 10/1/22 (b)	1,105,000	1,183,079
5% 10/1/23 (b)	425,000	472,315
Alaska Muni. Bond Bank Series 1, 5% 12/1/21	1,000,000	1,044,605
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	32,521
Series C, 5% 9/1/22	20,000	21,681
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	5,945,000	5,967,669
Series 2003 C, 5% 1/1/21	4,520,000	4,537,235

TOTAL ALASKA		15,331,861

Arizona - 1.8%
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	150,000	160,010
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24	195,000	229,884
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/21	500,000	503,753
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	25,000	26,077
5% 12/1/22	15,000	16,334
5% 12/1/23	20,000	22,658
5% 12/1/24	45,000	52,945
Bonds Series 2013 A3, SIFMA Municipal Swap Index + 1.850% 1.96%, tender 2/1/23 (a)(c)	2,000,000	2,037,280
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A:
5% 2/1/24	600,000	685,140
5% 2/1/26	750,000	919,298
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	5,100,000	5,366,985
Series 2007, 2.7%, tender 8/14/23 (a)(b)	6,500,000	6,863,675
Series 2019, 5%, tender 6/3/24 (a)(b)	4,070,000	4,677,936
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	415,000	419,598
Series 2017 B, 1.65%, tender 3/31/23 (a)	895,000	906,313
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	21,521
Series 2017, 5% 7/1/22	75,000	80,159
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/21 (FSA Insured)	15,000	15,417
5% 7/1/22 (FSA Insured)	25,000	26,901
5% 7/1/23 (FSA Insured)	30,000	33,676
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.49%, tender 10/18/22 (a)(c)	4,185,000	4,176,630
Series B, 5%, tender 10/18/22 (a)	2,980,000	3,227,906
Series 2016 A, 5% 1/1/25	105,000	124,285
Mesa Util. Sys. Rev. Series 2020, 5% 7/1/24 (d)	635,000	740,112
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/21 (b)	2,750,000	2,814,145
Series 2017 A, 5% 7/1/22 (b)	715,000	762,068
Series 2017 D:
5% 7/1/22	500,000	534,555
5% 7/1/24	250,000	288,830
Series 2018, 5% 7/1/23 (b)	1,100,000	1,220,318
Series 2019 B, 5% 7/1/23 (b)	1,000,000	1,106,670
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.3%, tender 12/1/35 (a)(b)	23,380,000	23,381,146
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	52,333
5% 12/1/22	130,000	142,048
5% 12/1/23	75,000	85,403
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	260,000	291,931
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 0.23%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Tucson Ctfs. of Prtn.:
Series 2015, 5% 7/1/23 (FSA Insured)	200,000	223,132
Series 2016, 4% 7/1/21 (FSA Insured)	260,000	265,483
Western Maricopa Ed. Ctr. District Series 2019 B, 4% 7/1/21	1,365,000	1,394,998
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/23	275,000	306,257
Series 2019:
5% 8/1/21	225,000	231,456
5% 8/1/22	425,000	455,396
5% 8/1/23	355,000	395,349
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 0.25%, tender 12/1/20 (a)	1,500,000	1,500,000

TOTAL ARIZONA		81,511,011

Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev.:
(NLR Rad Family Homes Proj.) Series 2020, 1.2%, tender 9/1/22 (a)	5,000,000	5,063,650
Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,900,000
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	8,000,000
Batesville Pub. Facilities Board Series 2020:
5% 6/1/22	590,000	615,889
5% 6/1/23	790,000	842,227
Little Rock School District Series 2017, 3% 2/1/21	1,120,000	1,125,041

TOTAL ARKANSAS		18,546,807

California - 2.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	1,120,000	1,164,565
Series A, 2.95%, tender 4/1/26 (a)	115,000	128,334
Series B, 2.85%, tender 4/1/25 (a)	95,000	103,462
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (b)	1,290,000	1,417,504
California Gen. Oblig.:
Bonds Series 2013, SIFMA Municipal Swap Index + 0.380% 0.49%, tender 12/1/22 (a)(c)	3,270,000	3,269,477
Series 2017, 5% 8/1/26	1,175,000	1,479,137
Series 2020:
5% 3/1/22	3,180,000	3,370,037
5% 11/1/24	500,000	592,015
5.25% 9/1/22	35,000	38,075
California Health Facilities Fing. Auth. Rev.:
Bonds (Stanford Hosp. & Clinics Proj.) Series 2008 B2, 0.3%, tender 3/2/21 (a)	4,050,000	4,050,000
Series 2014 A, 5% 10/1/21	325,000	337,521
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.45%, tender 7/1/21 (a)(b)(e)	4,000,000	4,000,694
Series 2012 B, 1 month U.S. LIBOR + 0.200% 0.303%, tender 12/1/20 (a)(c)	5,000,000	5,000,113
Series 2018 A, 1 month U.S. LIBOR + 0.380% 0.48%, tender 12/3/20 (a)(c)	400,000	399,948
Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.48%, tender 12/3/20 (a)(c)	2,940,000	2,939,615
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.485%, tender 12/2/20 (a)(c)	7,600,000	7,599,004
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020, 0.23%, tender 12/1/20 (a)(b)	2,000,000	2,000,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A2, 0.3%, tender 1/15/21 (a)(b)(e)	1,850,000	1,850,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
0.17%, tender 7/1/41 (FSA Insured) (a)	4,475,000	4,475,000
0.23%, tender 7/1/40 (FSA Insured) (a)	4,275,000	4,275,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	25,000	25,602
5% 6/1/22	40,000	42,838
5% 6/1/23	45,000	50,246
5% 6/1/24	25,000	28,953
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	72,916
Long Beach Hbr. Rev. Series 2020 C, 4% 7/15/21	2,500,000	2,557,986
Los Angeles Dept. Arpt. Rev.:
Series 2015 C, 5% 5/15/21	225,000	229,771
Series 2016 A, 5% 5/15/22 (b)	250,000	266,378
Series 2017 B, 5% 5/15/23 (b)	800,000	887,624
Series 2018 C, 5% 5/15/21 (b)	360,000	367,383
Series 2019 F, 5% 5/15/24 (b)	2,610,000	3,007,921
Series F, 5% 5/15/22 (b)	1,400,000	1,491,714
Los Angeles Reg'l. Arpts. Impt. Rev. Series 2012, 4.5% 1/1/27 (b)	375,000	387,705
Los Angeles Unified School District Series 2020 C, 5% 7/1/23	1,200,000	1,345,716
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,104
Palomar Pomerado Health Care Dis:
Series 2006 A, 0.66%, tender 11/1/36 (FSA Insured) (a)	4,900,000	4,900,000
Series 2006 B, 0.66%, tender 11/1/36 (FSA Insured) (a)	4,700,000	4,700,000
Series 2006 C, 0.69%, tender 11/1/36 (FSA Insured) (a)	2,300,000	2,300,000
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/21 (b)	55,000	55,996
Series H:
5% 5/1/22 (b)(d)	2,750,000	2,897,620
5% 5/1/23 (b)(d)	5,515,000	6,038,870
5% 5/1/24 (b)(d)	930,000	1,055,039
Riverside County Teeter Plan Series A, 0.5% 10/21/21	590,000	591,676
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B:
5% 7/1/21 (b)	1,145,000	1,174,420
5% 7/1/22 (b)	1,800,000	1,925,280
Series 2020 C:
5% 7/1/22 (b)	1,475,000	1,577,660
5% 7/1/23 (b)	545,000	604,912
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2016, 5% 10/15/22	1,940,000	2,104,900
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2020 A:
5% 8/1/21	250,000	258,042
5% 8/1/22	250,000	270,230
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A:
5% 5/1/21	305,000	310,847
5% 5/1/22	1,000,000	1,065,230
Series 2016 D, 5% 5/1/21	470,000	479,010
Series 2019 A, 5% 1/1/22 (b)	2,900,000	3,041,752
Series 2019 H, 5% 5/1/23 (b)	2,000,000	2,214,640
San Jose Int. Arpt. Rev. Series 2017 A, 5% 3/1/21 (b)	2,550,000	2,574,368
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	34,717

TOTAL CALIFORNIA		99,449,567

Colorado - 1.0%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (b)	1,330,000	1,468,985
Colorado Ctfs. of Prtn. Series 2020 A, 5% 12/15/21	2,000,000	2,099,312
Colorado Health Facilities Auth.:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	495,000	515,919
Series 2019 B:
5%, tender 8/1/25 (a)	300,000	349,614
5%, tender 8/1/26 (a)	240,000	287,522
5%, tender 11/19/26 (a)	1,590,000	1,996,961
Series 2019 A:
5% 1/1/21	735,000	737,693
5% 1/1/23	350,000	382,162
Series 2019, 4% 1/1/21	650,000	651,001
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	620,000	616,398
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	119,424
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	190,000	213,830
Series 2019 H, 4.25% 11/1/49	110,000	124,001
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	250,000	278,003
Series 2014 A, 5% 6/1/23	85,000	94,521
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	1,120,000	1,157,285
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	900,000	938,269
Series 2011 A, 5.25% 11/15/22 (b)	1,750,000	1,828,558
Series 2012 A:
5% 11/15/22 (b)	520,000	565,094
5% 11/15/23 (b)	250,000	270,563
Series 2012 B, 5% 11/15/22	250,000	272,603
Series 2013 A, 5% 11/15/22 (b)	500,000	542,340
Series 2013 B, 5% 11/15/21	200,000	208,936
Series 2017 A:
5% 11/15/21 (b)	565,000	589,024
5% 11/15/22 (b)	3,455,000	3,754,618
Series 2018 A:
5% 12/1/20 (b)	8,375,000	8,375,000
5% 12/1/21 (b)	1,000,000	1,044,502
5% 12/1/23 (b)	250,000	282,110
Series 2020 A1, 5% 11/15/22	3,200,000	3,489,312
Series 2020 B1:
5% 11/15/21 (b)	3,855,000	4,018,918
5% 11/15/22 (b)	4,045,000	4,395,782
5% 11/15/23 (b)	935,000	1,054,830
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A, 5% 12/1/20 (e)	325,000	325,000
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2019 A, 1 month U.S. LIBOR + 0.420% 0.517%, tender 12/3/20(a)(c)	2,250,000	2,243,812
Series 2020 A:
5% 9/1/23	275,000	309,620
5% 9/1/24	450,000	526,014
5% 9/1/25	300,000	363,021
Series B, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	523,045
Vauxmont Metropolitan District Series 2019:
5% 12/15/22 (FSA Insured)	100,000	108,363
5% 12/15/23 (FSA Insured)	120,000	134,884

TOTAL COLORADO		47,256,849

Connecticut - 1.4%
City of New Haven Series A, 5% 8/1/22	1,000,000	1,054,740
Connecticut Gen. Oblig.:
Series 2011 B, 5% 5/15/21	830,000	847,905
Series 2011 D, 5% 11/1/22	185,000	193,035
Series 2012 C, 5% 6/1/21	960,000	982,743
Series 2014 A:
4% 3/1/21	800,000	807,447
4% 3/1/22	450,000	471,114
Series 2014 H, 5% 11/15/21	925,000	966,968
Series 2015 A:
4% 3/15/23	250,000	270,955
5% 3/15/22	1,035,000	1,098,363
Series 2015 B, 5% 6/15/21	390,000	399,961
Series 2015 C:
SIFMA Municipal Swap Index + 0.900% 1.01% 6/15/21 (a)(c)	2,500,000	2,508,055
5% 6/15/22	400,000	429,176
Series 2015, 4% 11/15/21	290,000	300,399
Series 2016 A, 5% 3/15/26	60,000	73,844
Series 2016 B:
5% 5/15/21	1,920,000	1,961,419
5% 5/15/22	450,000	481,046
5% 5/15/24	395,000	457,137
Series 2016 D, 5% 8/15/21	430,000	444,393
Series 2016 E, 5% 10/15/23	240,000	271,896
Series 2016 G, 5% 11/1/21	1,200,000	1,252,224
Series 2017 B, 3% 4/15/22	500,000	518,925
Series 2018 B, 5% 4/15/22	810,000	862,796
Series 2018 F:
5% 9/15/21	665,000	689,897
5% 9/15/22	225,000	244,076
Series 2019 A:
5% 4/15/22	355,000	378,139
5% 4/15/23	1,000,000	1,110,400
Series 2020 A, 5% 1/15/23	1,470,000	1,616,089
Series A:
5% 10/15/21	1,050,000	1,093,475
5% 3/15/23	690,000	763,540
Series B:
4% 6/15/21	250,000	255,047
4% 6/15/22	250,000	264,405
Series C:
4% 6/1/24	1,050,000	1,180,851
5% 6/15/21	1,000,000	1,025,541
5% 6/1/24	300,000	320,967
Series H, 5% 11/15/22	390,000	425,744
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct Proj.) Series 2016 M, 5% 7/1/21	400,000	410,753
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (a)	5,000,000	5,082,000
Series 2014 B, 1.8%, tender 7/1/24 (a)	345,000	358,638
Series 2015 A, 2.05%, tender 7/12/21 (a)	5,000,000	5,054,302
Series 2017 B, 0.55%, tender 7/3/23 (a)	10,000,000	10,121,000
Series U1, 2%, tender 2/8/22 (a)	500,000	510,210
Series 2020 K:
5% 7/1/22	250,000	267,688
5% 7/1/23	250,000	278,505
Series A, 5% 7/1/21 (Escrowed to Maturity)	800,000	821,792
Series N:
5% 7/1/21	610,000	624,950
5% 7/1/22	400,000	415,900
5% 7/1/23	415,000	439,224
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (b)	300,000	321,156
(Chesla Loan Prog.) Series B:
5% 11/15/22 (b)	115,000	122,650
5% 11/15/23 (b)	425,000	465,817
Series 2017 B:
5% 11/15/21 (b)	655,000	678,378
5% 11/15/23 (b)	125,000	137,766
Connecticut Hsg. Fin. Auth.:
Bonds Series 2019 E, 1.625%, tender 11/15/22 (a)	3,000,000	3,002,460
Series 2013 B2, 4% 11/15/32	45,000	46,186
Series C:
5% 5/15/23 (b)	205,000	226,976
5% 11/15/23 (b)	710,000	799,432
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2012 A, 5% 1/1/23	395,000	415,275
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/23	480,000	526,526
Series 2012 B, 5% 1/1/21	450,000	451,723
Series 2014 B, 5% 9/1/22	250,000	270,690
Series 2015 A, 5% 8/1/23	300,000	337,071
Series 2016 A, 5% 9/1/21	700,000	724,858
Series A:
4% 5/1/21	250,000	253,886
5% 1/1/22	290,000	304,889
5% 5/1/22	1,080,000	1,152,360
Series B, 5% 10/1/21	1,070,000	1,112,231
Hartford Gen. Oblig. Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,029,470
New Britain Gen. Oblig. Series 2017 A, 5% 3/1/21 (Escrowed to Maturity)	90,000	91,076
New Haven Gen. Oblig.:
Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	23,501
Series B, 5% 2/1/22	350,000	364,655
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	201,149
Series 2019 A, 5% 11/1/25	225,000	273,377

TOTAL CONNECTICUT		64,741,232

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	565,000	573,848
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/22	1,250,000	1,353,450
5% 9/1/23	1,400,000	1,579,942

TOTAL DELAWARE		3,507,240

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	45,000	45,171
District Of Columbia - 0.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	5,000,000
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (a)	9,000,000	9,015,030
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (b)	365,000	378,812
5% 10/1/22 (b)	430,000	445,390
5% 10/1/23 (b)	140,000	145,298
5% 10/1/24 (b)	115,000	119,302
Series 2012 A:
5% 10/1/22 (b)	140,000	151,116
5% 10/1/23 (b)	500,000	541,250
Series 2014 A:
5% 10/1/21 (b)	400,000	415,137
5% 10/1/23 (b)	110,000	123,860
Series 2017 A, 5% 10/1/26 (b)	145,000	180,129
Series 2019 A:
5% 10/1/21 (b)	130,000	134,919
5% 10/1/22 (b)	290,000	313,026
5% 10/1/23 (b)	50,000	56,300
5% 10/1/25 (b)	155,000	187,370
Series 2020 A:
5% 10/1/21 (b)	1,200,000	1,245,411
5% 10/1/22 (b)	1,750,000	1,888,950
5% 10/1/23 (b)	925,000	1,041,550
5% 10/1/24 (b)	2,575,000	3,008,810
5% 10/1/25 (b)	530,000	640,685
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/24	870,000	1,011,523

TOTAL DISTRICT OF COLUMBIA		26,043,868

Florida - 1.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 B1, 5% 12/1/20	550,000	550,000
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	20,000	20,552
Series 2015 C:
5% 7/1/21	15,000	15,414
5% 7/1/22	80,000	85,990
5% 7/1/23	65,000	72,500
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/25 (b)	1,000,000	1,075,820
Series 2012 P2, 5% 10/1/22	230,000	248,262
Series 2012 Q, 5% 10/1/21 (b)	320,000	331,891
Series 2012 Q2, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	200,000	217,030
Series 2015 C, 5% 10/1/24 (b)	145,000	168,587
Series 2019 A, 5% 10/1/21 (b)	2,185,000	2,266,192
Series 2019 B:
5% 10/1/21 (b)	1,665,000	1,726,869
5% 10/1/23 (b)	700,000	785,666
Series A:
5% 10/1/22 (b)	65,000	69,975
5% 10/1/23 (b)	90,000	101,014
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2019 B, 1.2%, tender 8/1/21 (a)	4,000,000	4,024,121
Broward County Port Facilities Rev.:
Series 2011 B:
4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	475,000	489,958
5% 9/1/21 (b)	215,000	221,514
5% 9/1/21 (Escrowed to Maturity) (b)	240,000	248,227
Series 2019 D, 5% 9/1/22 (b)	850,000	909,959
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	75,242
Series 2015 A:
5% 7/1/21	100,000	102,760
5% 7/1/22	345,000	370,834
5% 7/1/23	60,000	67,022
5% 7/1/24	30,000	34,845
Series 2015 B:
5% 7/1/22	100,000	107,488
5% 7/1/23	60,000	67,022
5% 7/1/24	25,000	29,038
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 A, 5% 7/1/21	625,000	641,393
Series 2019 B, 5% 7/1/21	1,000,000	1,026,229
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,915,000	2,983,020
5% 6/1/22	1,145,000	1,225,150
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	2,500,000	2,633,175
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	382,438
5% 4/1/24	360,000	407,221
5% 4/1/25	200,000	233,572
Florida Governmental Util. Auth. Rev. Series 2019, 4% 10/1/21	400,000	412,164
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	450,000	458,951
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2019 A, 2% 8/1/21	2,500,000	2,529,335
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	300,000	300,347
2% 7/1/21	260,000	262,167
2.05% 1/1/22	205,000	208,284
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	20,682
5% 10/1/22	45,000	48,359
5% 10/1/23	55,000	60,862
5% 10/1/24	45,000	51,438
5% 10/1/25	40,000	47,079
5% 10/1/26	45,000	52,688
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 5% 10/1/22	250,000	271,098
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (b)	500,000	513,595
Series 2015 A, 4% 10/1/22 (b)	430,000	455,194
Series 2016, 5% 10/1/24 (b)	285,000	331,598
Series 2017 A:
5% 10/1/25 (b)	65,000	78,162
5% 10/1/26 (b)	45,000	55,296
Series 2019 A:
5% 10/1/22 (b)	2,415,000	2,600,303
5% 10/1/23 (b)	700,000	785,876
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	32,966
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/21 (b)	990,000	1,025,942
5% 10/1/25 (b)	520,000	580,523
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	48,815
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	55,000	59,028
5% 7/1/23	175,000	193,904
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A, 5% 10/1/21	500,000	518,579
Series 2013 B, 5% 10/1/21	820,000	850,470
Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	535,000	581,385
Series 2014 A, 5% 10/1/21	1,380,000	1,431,279
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/21	400,000	405,989
Manatee County Rev. Series 2013, 5% 10/1/22	20,000	21,765
Manatee County School District Series 2017:
5% 10/1/21 (FSA Insured)	255,000	265,239
5% 10/1/24 (FSA Insured)	30,000	34,695
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2020, 1.4%, tender 4/1/22 (a)	4,000,000	4,030,000
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (b)	335,000	346,877
5% 10/1/22 (b)	250,000	269,183
5% 10/1/24 (b)	200,000	215,544
Series 2014, 5% 10/1/22 (b)	235,000	253,032
Series 2015 A, 5% 10/1/21 (b)	255,000	264,041
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/21	345,000	353,599
5% 7/1/22	45,000	48,036
5% 7/1/23	45,000	48,032
Series 2014 A, 5% 7/1/21	250,000	256,231
Series 2014 B:
5% 7/1/22	35,000	37,361
5% 7/1/23	70,000	77,714
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	45,000	45,166
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	3,960,000	4,017,040
Series 2011, 0.55%, tender 11/1/41 (a)(b)	2,900,000	2,901,583
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/21	135,000	140,862
5% 11/1/22	65,000	70,721
5% 11/1/23	200,000	226,608
Series 2015 A:
5% 5/1/21	415,000	423,166
5% 5/1/22	605,000	645,535
5% 5/1/23	1,040,000	1,155,066
Series 2015 D, 5% 2/1/22	410,000	432,669
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/21	380,000	381,239
Orange County Health Facilities Auth. Series B:
5% 10/1/21	1,330,000	1,378,853
5% 10/1/22	1,295,000	1,399,312
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	305,000	327,939
Palm Beach County Health Facilities Auth. Hosp. Rev.:
Series 2014:
5% 12/1/20 (Escrowed to Maturity)	30,000	30,000
5% 12/1/21 (Escrowed to Maturity)	35,000	36,640
5% 12/1/23 (Escrowed to Maturity)	5,000	5,694
5% 12/1/24 (Escrowed to Maturity)	10,000	11,840
Series 2019, 5% 8/15/21	425,000	438,213
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A, 5% 8/1/21	2,000,000	2,063,107
Series 2018 B, 5% 8/1/21	1,100,000	1,134,709
Series 2014 B:
4% 8/1/21	90,000	92,243
5% 8/1/21	115,000	118,629
5% 8/1/22	40,000	43,153
Pasco County School Board Ctfs. of Prtn. Bonds Series 2020 B, 0.86%, tender 8/2/23 (a)	5,000,000	5,002,350
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/21	120,000	124,203
5% 10/1/22	20,000	21,554
Pinellas County Hsg. Fin. Auth. Bonds (Lutheran Apts. Proj.) Series 2019 B, 1.25%, tender 8/1/21 (a)	1,625,000	1,634,579
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	24,150
5% 7/1/26	25,000	31,204
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	67,402
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	32,892
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	99,551
5% 7/1/24	75,000	85,959
5% 7/1/25	100,000	118,300
5% 7/1/26	175,000	212,508
5% 7/1/27	150,000	185,933
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/21	390,000	400,996
4% 10/15/22	300,000	318,063
5% 10/15/23	590,000	660,658
5% 10/15/24	1,000,000	1,160,550
5% 10/15/25	1,000,000	1,198,750
5% 10/15/26	750,000	922,973
5% 10/15/27	165,000	207,507

TOTAL FLORIDA		75,839,766

Georgia - 2.3%
Atlanta Arpt. Rev.:
Series 2011 B, 5% 1/1/26 (b)	400,000	401,516
Series 2014 B, 5% 1/1/22	20,000	21,020
Series 2019 B, 5% 7/1/22 (b)	845,000	905,620
Atlanta Urban Residential Fin. Auth. Bonds:
(Creekside at Adamsville Place Proj.) Series 2019, 1.95%, tender 5/1/21 (a)	7,000,000	7,045,980
(Herndon Square Sr. Apts. Proj.) Series 2019, 1.36%, tender 12/1/21 (a)	3,195,000	3,229,978
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. Bonds (Parkside Proj.) Series 2019 B, 1.38%, tender 1/1/22 (a)	4,685,000	4,731,382
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	1,500,000	1,566,570
Series 2013, 1.55%, tender 8/19/22 (a)	2,370,000	2,404,247
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/22	1,000,000	1,074,550
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	1,700,000	1,760,775
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	380,400
Series 2008, 1.65%, tender 6/18/21 (a)	940,000	945,613
Series 2012 1st, 1.55%, tender 8/22/22 (a)	2,000,000	2,028,900
Series 2013 1st, 2.925%, tender 3/12/24 (a)	990,000	1,056,380
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (a)	100,000	108,551
Series 1996, 2.35%, tender 12/11/20 (a)	1,840,000	1,840,834
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	100,000	101,494
(WellStar Health Sys., Inc. Proj.):
Series 2020 A:
5% 4/1/22	150,000	159,002
5% 4/1/23	150,000	165,479
Series 2020 B, 5% 4/1/22 (d)	1,120,000	1,179,136
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2019 A, 2%, tender 2/1/21 (a)	9,000,000	9,024,140
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	750,000	850,200
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	85,000	86,270
Fulton County Dev. Auth. Rev. Series 2019 C:
5% 7/1/21	1,000,000	1,027,478
5% 7/1/22	1,000,000	1,074,550
5% 7/1/23	1,300,000	1,452,854
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008 A, 5.25% 1/1/21	140,000	140,563
Series 2011 A, 5% 1/1/21	5,775,000	5,797,069
Series 2011 B, 5% 1/1/21	750,000	752,866
Series 2012 A, 5% 11/1/21	435,000	453,685
Series 2015 A, 5% 1/1/21	255,000	255,974
Series 2016 A:
4% 1/1/21	280,000	280,845
5% 1/1/22	350,000	367,535
5% 1/1/23	280,000	306,401
Series 2019 A:
5% 1/1/21	600,000	602,293
5% 1/1/22	1,495,000	1,569,900
Series 2020 A:
3% 11/1/21 (d)	1,300,000	1,330,860
3% 11/1/22 (d)	1,045,000	1,096,581
4% 11/1/23 (d)	2,780,000	3,065,840
4% 11/1/24 (d)	200,000	227,098
4% 11/1/25 (d)	800,000	931,896
5% 1/1/22	1,905,000	2,000,441
5% 1/1/23	5,625,000	6,155,381
5% 1/1/24	2,105,000	2,391,070
5% 1/1/24	1,250,000	1,419,875
5% 11/1/26 (d)	805,000	1,002,644
Series C, 5% 1/1/22	1,200,000	1,260,120
Series GG, 5% 1/1/21	255,000	255,974
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	20,000	21,722
5% 10/1/23	55,000	62,046
Series R, 5% 10/1/21	110,000	114,313
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3% 4/1/21	35,000	35,292
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	85,000	86,270
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	1,000,000	1,090,990
Series 2018 C, 4%, tender 12/1/23 (a)	400,000	439,352
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.68%, tender 12/1/23 (a)(c)	12,500,000	12,530,000
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.849%, tender 9/1/23 (a)(c)	11,500,000	11,517,365
Series 2019 A, 5% 5/15/22	1,000,000	1,062,430
Series 2019 C, 5% 9/1/21	285,000	294,333
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	448,276
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	715,152
Series 2009, 2.35%, tender 12/11/20 (a)	2,275,000	2,276,049
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (a)	1,500,000	1,521,690
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	76,022

TOTAL GEORGIA		108,579,132

Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 0.56%, tender 7/1/39 (a)(c)	545,000	545,000
Hawaii Gen. Oblig.:
Series 2020 A:
5% 7/1/24 (b)(d)	250,000	287,965
5% 7/1/25 (b)(d)	350,000	416,479
Series GA, 5% 10/1/21	5,000,000	5,199,055
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (b)	10,000	10,260
5% 8/1/21 (FSA Insured) (b)	300,000	308,099
5% 8/1/22 (b)	45,000	47,870
5% 8/1/23 (b)	30,000	33,108

TOTAL HAWAII		6,847,836

Idaho - 0.0%
Idaho Health Facilities Auth. Rev.:
Series 2015 D, 5% 12/1/20	500,000	500,000
Series 2015 ID, 5% 12/1/21	250,000	261,408
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	230,000	236,334
Series 2019 A, 4% 1/1/50	55,000	61,191

TOTAL IDAHO		1,058,933

Illinois - 3.3%
Champaign County Cmnty. Unit Series 2017, 5% 1/1/21	355,000	356,333
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	546,890
Series 2019 A, 5% 12/1/23	1,000,000	1,072,790
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/21 (Escrowed to Maturity)	435,000	436,677
Series 2020 A:
3% 1/1/21	500,000	500,123
5% 1/1/21	400,000	400,734
5% 1/1/25	1,500,000	1,613,625
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/21	250,000	250,929
5% 1/1/22	610,000	640,360
5% 1/1/23	190,000	206,712
Series 2014 A:
5% 1/1/22 (b)	2,865,000	2,999,598
5% 1/1/24 (b)	1,000,000	1,120,220
Series 2014 B:
5% 1/1/21	10,000	10,037
5% 1/1/23	225,000	244,791
Series 2016 A, 5% 1/1/24 (b)	1,000,000	1,120,220
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/21	10,000	10,007
5% 1/1/22	5,000	5,050
5% 1/1/23	10,000	10,379
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A:
5% 1/1/21	30,000	30,113
5% 1/1/23 (Pre-Refunded to 1/1/22 @ 100) (b)	1,000,000	1,049,880
5% 1/1/25 (Pre-Refunded to 1/1/22 @ 100) (b)	500,000	524,940
Series 2012 B:
5% 1/1/21 (b)	100,000	100,363
5% 1/1/22 (b)	1,875,000	1,964,138
5% 1/1/22 (Escrowed to Maturity) (b)	1,000,000	1,049,880
Series 2013 A:
5% 1/1/21 (b)	2,435,000	2,443,843
5% 1/1/22 (Escrowed to Maturity) (b)	1,400,000	1,469,832
5% 1/1/23 (b)	1,440,000	1,567,613
Series 2013 B:
5% 1/1/21	725,000	727,723
5% 1/1/22 (Escrowed to Maturity)	135,000	141,931
Series 2013 C, 5% 1/1/22 (Escrowed to Maturity) (b)	700,000	734,916
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	70,000	73,594
Series 2015 B, 5% 1/1/21	1,190,000	1,194,469
Series 2015 D, 5% 1/1/21	250,000	250,939
Series 2017 C, 5% 1/1/22	110,000	115,536
Series 2017 D, 5% 1/1/27 (b)	35,000	42,903
Series 2018 A, 5% 1/1/21 (b)	250,000	250,908
Chicago Park District Gen. Oblig.:
Series 2010 C, 5% 1/1/24	280,000	280,986
Series 2015 B, 5% 1/1/21	770,000	772,244
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/21	635,000	648,336
5% 6/1/25	25,000	29,556
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	26,163
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/22	480,000	502,027
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/22	545,000	546,891
Series 2011 A, 5.25% 11/15/22	20,000	20,820
Series 2012 C:
5% 11/15/21	120,000	124,645
5% 11/15/22	590,000	636,480
Series 2014 A:
5% 11/15/21	35,000	36,355
5% 11/15/22	275,000	296,665
Series 2016 A, 5% 11/15/21	2,250,000	2,337,092
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,174,253
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.55%, tender 11/1/21 (a)(b)	6,000,000	6,003,276
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (a)	1,450,000	1,659,801
Series 2013 A:
5% 6/1/23	540,000	597,920
5% 6/1/23 (Escrowed to Maturity)	55,000	61,324
Series 2020 A:
5% 8/15/21	1,000,000	1,030,730
5% 8/15/22	750,000	804,218
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	40,339
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	100,000	116,600
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,030,000	3,044,399
Series 2016 B, 1 month U.S. LIBOR + 1.350% 1.453%, tender 12/1/20 (a)(c)	1,090,000	1,090,151
Series 2017 B, 5%, tender 12/15/22 (a)	265,000	289,200
Series E, 2.25%, tender 4/29/22 (a)	770,000	790,867
Series 2011 IL:
4% 12/1/20	350,000	350,000
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	26,185
Series 2012 A:
5% 5/15/22	250,000	264,873
5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	30,000	32,070
Series 2012:
5% 9/1/21	45,000	46,588
5% 9/1/22	75,000	80,987
Series 2014 A, 5.25% 7/1/44 (Pre-Refunded to 7/1/23 @ 100)	3,000,000	3,379,770
Series 2014, 5% 8/1/22	1,000,000	1,075,860
Series 2015 A:
5% 11/15/22	10,000	10,857
5% 11/15/22	1,000,000	1,078,570
5% 11/15/24	35,000	40,486
5% 11/15/25	45,000	53,751
5% 11/15/26	45,000	53,580
Series 2015 B, 5% 11/15/24	45,000	52,530
Series 2016 A:
5% 2/15/21	15,000	15,128
5% 8/15/21 (Escrowed to Maturity)	15,000	15,504
5% 2/15/23	20,000	21,819
5% 8/15/23 (Escrowed to Maturity)	35,000	39,344
5% 8/15/24 (Escrowed to Maturity)	50,000	58,445
5% 7/1/25	250,000	296,368
Series 2016 C:
5% 2/15/21	215,000	216,908
5% 2/15/22	225,000	236,817
5% 2/15/23	700,000	769,321
5% 2/15/24	115,000	131,438
Series 2016:
5% 5/15/21	740,000	754,152
5% 12/1/21	5,000,000	5,210,213
5% 7/1/22	65,000	69,900
5% 5/15/25	10,000	11,757
5% 5/15/26	20,000	24,185
5% 5/15/27	25,000	30,032
Series 2017 A, 5% 7/15/21	600,000	616,827
Series 2017:
5% 1/1/23	35,000	38,431
5% 1/1/25	50,000	59,475
Series 2019:
5% 9/1/22	225,000	235,141
5% 4/1/26	1,000,000	1,220,590
Illinois Gen. Oblig.:
Series 2006, 5% 6/1/21	405,000	412,077
Series 2010:
5% 1/1/21 (FSA Insured)	35,000	35,115
5% 1/1/23 (FSA Insured)	250,000	254,118
Series 2012 A, 4% 1/1/23	30,000	30,593
Series 2012:
5% 8/1/21	55,000	56,258
5% 8/1/22	1,760,000	1,844,005
5% 8/1/22 (FSA Insured)	2,800,000	2,972,312
Series 2013:
5% 7/1/21	3,070,000	3,132,021
5% 7/1/22	375,000	392,333
Series 2014:
5% 2/1/21	865,000	870,145
5% 2/1/22	65,000	67,434
5% 4/1/23	50,000	53,035
5% 2/1/25	50,000	53,346
Series 2016:
5% 1/1/21	3,325,000	3,334,827
5% 2/1/21	4,000,000	4,023,794
5% 11/1/21	1,505,000	1,551,079
5% 1/1/22	1,650,000	1,708,328
5% 1/1/26	300,000	329,547
5% 2/1/26	1,235,000	1,357,858
Series 2017 A:
5% 12/1/22	5,000,000	5,269,050
5% 12/1/23	750,000	803,490
Series 2017 D:
5% 11/1/21	2,180,000	2,223,718
5% 11/1/23	420,000	443,327
Series 2018 A:
5% 5/1/21	1,650,000	1,674,195
5% 10/1/21	1,500,000	1,542,131
5% 10/1/26	1,340,000	1,481,692
5.25% 5/1/22	1,500,000	1,569,540
Series 2020 May, 5.125% 5/1/22	275,000	287,271
Series 2020, 4.875% 5/1/21	1,350,000	1,369,102
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	125,000	126,760
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2020, 0.325%, tender 8/1/22 (a)	12,250,000	12,241,548
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/21	470,000	473,512
5% 2/1/22	905,000	952,956
5% 2/1/23	25,000	27,462
Illinois Reg'l. Trans. Auth.:
Series 2002 A, 6% 7/1/21	460,000	474,207
Series 2017 A, 5% 7/1/21	210,000	215,271
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/23	1,500,000	1,625,220
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (FSA Insured)	290,000	317,654
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	3,200,000	3,200,000
5% 12/1/21	990,000	1,035,889
5% 12/1/22	1,090,000	1,188,732
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,023,600
Kane County School District No. 131:
Series 2020 A:
3% 12/1/21 (FSA Insured)	355,000	363,602
4% 12/1/22 (FSA Insured)	235,000	250,402
5% 12/1/23 (FSA Insured)	290,000	326,972
Series 2020 B:
3% 12/1/21 (FSA Insured)	510,000	522,358
4% 12/1/22 (FSA Insured)	435,000	463,510
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	550,000	605,418
Lake County Cmnty. Consolidated School District Series 2020, 4% 2/1/22 (FSA Insured)	310,000	322,093
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	101,988
0% 1/15/25	110,000	105,603
0% 1/15/26	80,000	75,731
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	50,000	54,992
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	100,479
Series 1994, 0% 6/15/21 (Escrowed to Maturity)	470,000	468,944
Series 2012 B, 5% 12/15/22	1,655,000	1,758,404
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/22 (Build America Mutual Assurance Insured)	250,000	262,975
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.25% 6/1/21	500,000	512,034
5.375% 6/1/21	310,000	317,653
Series 2017:
5% 6/1/22	2,320,000	2,475,718
5% 6/1/23	1,900,000	2,109,304
Rockford Park District Series 2019 B, 3% 12/15/20	1,165,000	1,165,933
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,801,068
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	290,117
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	710,924
Series 2011 A, 5% 4/1/21	250,000	253,490
Series 2011, 5% 4/1/22	350,000	354,886
Series 2018 A, 5% 4/1/22	1,000,000	1,056,010
Series 2019 A, 5% 4/1/22	485,000	512,165
Waukegan Gen. Oblig.:
Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,001,860
4% 12/30/21 (FSA Insured)	410,000	424,908
4% 12/30/22 (FSA Insured)	425,000	453,968
Series 2018 B, 4% 12/30/22 (FSA Insured)	400,000	427,868
Western Illinois Univ. Board Rev. Series 2020, 4% 4/1/22	1,200,000	1,249,728
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,371,614
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,954,721

TOTAL ILLINOIS		152,130,228

Indiana - 1.0%
Indiana Bond Bank Series 2020 A, 3% 1/11/21	5,000,000	5,012,777
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (a)(b)	500,000	509,382
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.25%, tender 12/1/20 (a)	1,400,000	1,400,000
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	710,000	757,336
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2012 A, 5% 5/1/42 (Pre-Refunded to 5/1/23 @ 100)	2,000,000	2,224,880
Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	3,300,000	3,345,507
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.39%, tender 12/3/20 (a)(c)	3,300,000	3,299,844
SIFMA Municipal Swap Index + 0.280% 0.39%, tender 12/3/20 (a)(c)	3,500,000	3,499,838
Series 2015 B, 1.65%, tender 7/2/22 (a)	1,190,000	1,206,410
Series 2013:
5% 8/15/22	15,000	16,138
5% 8/15/23	20,000	22,363
Series 2016 A, 5% 12/1/20	450,000	450,000
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/22	210,000	215,439
3% 2/1/23	225,000	232,283
4% 2/1/24	200,000	215,418
4% 2/1/25	275,000	302,253
(DePauw Univ. Proj.) Series 2019:
5% 7/1/21	565,000	578,847
5% 7/1/22	600,000	639,792
Series 2012, 5% 3/1/21 (Escrowed to Maturity)	25,000	25,299
Series 2016, 5% 9/1/26	205,000	252,019
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	35,000	38,014
Series 2014 A:
5% 10/1/21	10,000	10,396
5% 10/1/22	15,000	16,292
Series 2015 A:
5% 10/1/24	35,000	41,173
5% 10/1/25	35,000	41,310
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	155,000	160,358
Indiana Univ. Student Fee Revs. Series Z1, 3% 8/1/21	1,895,000	1,930,693
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/21 (b)	960,000	963,106
5% 1/1/23 (b)	45,000	48,812
5% 1/1/24 (b)	60,000	67,388
5% 1/1/25 (b)	65,000	75,477
Series 2019 D, 5% 1/1/24 (b)	150,000	168,471
Series 2019, 1.45% 6/1/21	3,000,000	3,000,076
Indianapolis Multifamily Hsg. Rev. Bonds Series A, 1.4%, tender 9/1/21 (a)	4,000,000	4,031,008
Lafayette School Corp. Series 2019, 4% 1/15/21	425,000	426,798
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/21	25,000	25,108
5% 7/15/21	20,000	20,571
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	273,396
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (a)(b)	2,800,000	2,801,260
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,825,000	1,832,326
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	1,780,000	1,930,232
Series 2016 A, 5%, tender 3/1/23 (a)(b)	3,400,000	3,727,794
Series 2019 A, 5%, tender 6/5/26 (a)(b)	1,645,000	1,993,839

TOTAL INDIANA		47,829,723

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/22	540,000	568,696
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 0.41%, tender 12/3/20 (a)(c)	3,500,000	3,500,042
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (b)	1,000,000	1,034,312
Series 2018 A:
5% 12/1/20 (b)	500,000	500,000
5% 12/1/21 (b)	500,000	517,156
5% 12/1/22 (b)	725,000	772,821
Series 2019 B, 5% 12/1/23 (b)	600,000	661,236

TOTAL IOWA		7,554,263

Kansas - 0.1%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	35,000	37,935
Kansas Dept. of Trans. Hwy. Rev. Series 2004 C1, 1 month U.S. LIBOR + 0.300% 0.403% 9/1/21 (a)(c)	5,000,000	4,997,593
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 B, 5% 3/1/21	500,000	505,674
Wichita Health Care Facilities Series III, 4% 5/15/21	455,000	455,940
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,800
5% 9/1/23	15,000	16,871
5% 9/1/25	15,000	18,159

TOTAL KANSAS		6,042,972

Kentucky - 1.6%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	33,021
5% 2/1/25	20,000	22,587
Series 2019:
5% 2/1/21	385,000	387,168
5% 2/1/22	500,000	519,515
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	1,025,000	1,027,387
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/22	285,000	298,452
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A, 5% 9/1/22 (d)	2,000,000	2,159,680
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21 (Escrowed to Maturity)	435,000	450,514
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	345,000	350,792
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5% 6/1/21	230,000	233,270
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.28%, tender 12/1/20 (a)(b)	2,420,000	2,420,000
Series B, 0.25%, tender 12/1/20 (a)	1,600,000	1,600,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (b)	250,000	271,483
Series 2019 A1, 5% 6/1/22 (b)	200,000	210,586
Kentucky Hsg. Corp. Hsg. Rev. Bonds (Westminster Village Proj.) Series 2019, 2%, tender 4/1/21 (a)	2,000,000	2,010,888
Kentucky Hsg. Corp. Multi-family Rev. Bonds (City View Park Proj.) Series 2020, 1.16%, tender 8/1/22 (a)	4,000,000	4,045,480
Kentucky Rural Wtr. Fin. Corp. Series 2020 E, 0.425% 12/1/21 (d)	3,000,000	3,000,372
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D, 5% 5/1/21	1,130,000	1,151,662
(Kentucky St Proj.) Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,143,742
Series 2002, 5.5% 8/1/21 (AMBAC Insured)	770,000	796,216
Series 2005, 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	269,183
Series 2016 B, 5% 11/1/23	1,785,000	2,015,265
Series 2016, 5% 11/1/23	375,000	423,956
Series 2017:
5% 4/1/21	600,000	609,186
5% 4/1/22	400,000	424,612
5% 4/1/23	500,000	552,580
5% 4/1/24	900,000	1,030,815
Series 2018:
5% 5/1/21	1,145,000	1,166,949
5% 5/1/22	250,000	266,308
5% 5/1/23	1,415,000	1,569,023
Series A:
5% 10/1/21	765,000	794,407
5% 11/1/21	350,000	364,803
5% 2/1/22	350,000	368,844
5% 8/1/22	905,000	932,756
5% 11/1/22	610,000	663,814
5% 11/1/25	350,000	422,986
Series B:
3% 5/1/21	275,000	277,999
5% 11/1/21	975,000	1,016,236
5% 8/1/22	1,620,000	1,744,303
5% 8/1/23	2,695,000	3,014,250
Series C, 5% 11/1/21	2,875,000	2,996,594
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	1,000,000	1,138,990
Series 2018 B, 4% 7/1/21	1,350,000	1,376,875
Series A:
4% 6/1/21	270,000	274,646
4% 12/1/22	350,000	373,594
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	840,000	941,573
Series 2020 C, 5%, tender 10/1/26 (a)	2,015,000	2,460,134
Series 2016 A, 5% 10/1/22	200,000	215,728
Louisville & Jefferson County Gen. Oblig. Series 2020 A, 5% 10/1/24	2,005,000	2,356,978
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/21 (b)	1,250,000	1,280,192
5% 7/1/23 (b)	1,750,000	1,940,943
5% 7/1/24 (b)	155,000	177,886
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	58,868
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	246,174
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	2,015,124
Series 2007 A, 1.65%, tender 6/1/21 (a)	7,250,000	7,282,683
Series 2007 B, 1.65%, tender 6/1/21 (a)	2,000,000	2,009,016
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,166,503
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	600,000	606,959
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,609,586
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	794,995

TOTAL KENTUCKY		75,385,131

Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/21 (FSA Insured)	1,770,000	1,811,302
5% 6/1/22 (FSA Insured)	900,000	963,000
Louisiana Gen. Oblig.:
Series 2012 C, 5% 7/15/21	240,000	247,082
Series 2016 D, 5% 9/1/24	155,000	181,942
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2018, 0.7%, tender 6/1/21 (a)	7,000,000	7,001,400
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (a)	4,000,000	4,004,240
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	823,069
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	35,000	35,802
5% 7/1/22	20,000	21,238
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/22 (b)	280,000	292,284
5% 1/1/23 (b)	1,070,000	1,162,491
5% 1/1/24 (b)	5,000	5,627
5% 1/1/25 (b)	5,000	5,817
5% 1/1/26 (b)	15,000	17,982
Series 2017 D2:
5% 1/1/21 (b)	290,000	290,950
5% 1/1/22 (b)	345,000	360,135
5% 1/1/23 (b)	10,000	10,864
5% 1/1/24 (b)	15,000	16,881
5% 1/1/25 (b)	115,000	133,789
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	4,780,000	4,827,896
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	614,605
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	635,000	648,960
5% 5/15/23	100,000	111,414

TOTAL LOUISIANA		23,588,770

Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (b)	500,000	555,075
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B, 4% 7/1/21	85,000	86,592
Series 2020 A, 4% 7/1/22	425,000	447,903
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	51,392
5% 7/1/22	40,000	43,022
5% 7/1/26	250,000	300,610

TOTAL MAINE		1,484,594

Maryland - 0.4%
Baltimore County Gen. Oblig. Series 2020:
4% 1/1/21	650,000	651,502
4% 1/1/22	830,000	855,049
Baltimore Proj. Rev.:
(Wtr. Proj.) Series 2020 A:
5% 7/1/23 (d)	400,000	448,904
5% 7/1/24 (d)	635,000	741,261
Series 2017 D:
5% 7/1/24	70,000	81,714
5% 7/1/25	75,000	90,904
Howard County Gen. Oblig. Series A:
5% 8/15/21	100,000	103,398
5% 8/15/22	1,000,000	1,082,090
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B:
1.6% 3/1/21	1,390,000	1,394,010
4% 9/1/49	270,000	300,483
Series 2020 C, 0.625% 7/1/22	500,000	500,425
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (a)	1,000,000	1,171,710
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/22	20,000	21,287
5% 7/1/23	20,000	22,058
5% 7/1/24	45,000	51,336
5% 7/1/25	40,000	47,084
Series 2019 A, 5% 10/1/21	380,000	393,472
Series 2020 A:
3% 7/1/21	210,000	212,719
4% 7/1/22	100,000	105,064
Series 2020 B:
5% 4/15/21	440,000	447,429
5% 4/15/23	675,000	746,300
Maryland Trans. Auth. Series 2012 B, 5% 3/1/21 (b)	3,565,000	3,600,865
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/22	1,500,000	1,614,810
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.18%, tender 12/1/20 (a)	3,000,000	3,000,000

TOTAL MARYLAND		17,683,874

Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series B:
5% 7/1/21	780,000	801,758
5% 7/1/22	900,000	968,139
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2019 C, 5% 1/1/21	2,500,000	2,509,636
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.61%, tender 1/26/23 (a)(c)	3,400,000	3,405,134
Series 2016 A, 5% 7/15/22	30,000	32,363
Series 2016 I:
5% 7/1/21	10,000	10,229
5% 7/1/22	15,000	15,934
5% 7/1/23	15,000	16,511
5% 7/1/24	25,000	28,463
5% 7/1/25	20,000	23,424
5% 7/1/26	20,000	24,046
Series 2019 A:
5% 7/1/21	200,000	204,547
5% 7/1/22	450,000	477,639
5% 7/1/24	155,000	175,593
Series C:
5% 10/1/21 (FSA Insured)	250,000	258,970
5% 10/1/22 (FSA Insured)	275,000	296,362
5% 10/1/23 (FSA Insured)	350,000	390,635
5% 10/1/24 (FSA Insured)	325,000	375,733
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (b)	2,080,000	2,129,213
Series 2015 A, 5% 1/1/22 (b)	600,000	627,984
Series 2016 J:
5% 7/1/21 (b)	1,465,000	1,503,512
5% 7/1/22 (b)	1,475,000	1,570,506
5% 7/1/23 (b)	725,000	799,197
Series 2016, 5% 7/1/24 (b)	350,000	397,292
Series 2020 C, 5% 7/1/23 (b)	200,000	220,468
Massachusetts Gen. Oblig. Bonds Series D2, 1.7%, tender 8/1/22 (a)	250,000	255,510
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 0.18%, tender 12/7/20 (FSA Insured) (a)	3,930,000	3,930,000
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (b)	65,000	75,046
5% 7/1/25 (b)	25,000	29,911
Series 2019 C, 5% 7/1/24 (b)	345,000	398,320

TOTAL MASSACHUSETTS		21,952,075

Michigan - 1.5%
Armada Area Schools Series 2014, 4% 5/1/22	305,000	320,598
Brandon School District Series A, 5% 5/1/23	430,000	478,569
Chippewa Valley Schools:
Series 2013, 5% 5/1/21	310,000	316,139
Series A, 2% 5/1/21	250,000	251,850
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	35,000	37,309
Dearborn School District Series 2017, 5% 5/1/22	250,000	266,493
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	534,720
Series A, 5% 7/1/25 (FSA Insured)	550,000	630,366
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 0.751% 7/1/32 (a)(c)	90,000	86,279
Durand Area Schools Gen. Oblig. Series 2015, 5% 5/1/21	335,000	341,422
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	45,000	45,872
5% 5/1/22	40,000	42,639
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	30,000	33,358
Huron Valley School District Series 2011:
5% 5/1/21	685,000	697,986
5% 5/1/22	510,000	519,904
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	21,250
5% 5/15/24	10,000	11,429
5% 5/15/25	15,000	17,744
5% 5/15/26	15,000	18,290
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	60,000	69,344
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	1,155,000	1,241,290
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,845,000	3,057,550
(Mclaren Health Care Corp. Proj.) Series 2015, 5% 5/15/21	145,000	147,907
(Trinity Health Proj.) Series 2017, 5% 12/1/23	250,000	283,790
Bonds:
Series 2013 M1, 0.18%, tender 12/1/20 (a)	12,060,000	12,060,000
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.59%, tender 2/1/22 (a)(c)	5,000,000	5,006,050
Series 2019 B, 3.5%, tender 11/15/22 (a)	5,750,000	6,070,908
Series 2019 MI2, 5%, tender 2/1/25 (a)	1,605,000	1,889,631
Series 2012, 5% 11/1/22	350,000	380,100
Series 2015 A:
5% 8/1/22	1,380,000	1,481,085
5% 8/1/23	260,000	290,800
Series 2015 MI, 5% 12/1/22	475,000	518,125
Series 2015, 5% 11/15/21	435,000	452,900
Series 2016, 5% 11/15/22	100,000	108,549
Series 2020 A:
4% 6/1/22	1,000,000	1,054,150
5% 6/1/24	1,000,000	1,164,910
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	560,000	567,273
5% 3/15/22	50,000	52,914
5% 3/15/23	85,000	93,751
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	83,643
Series 2010 F1, 4%, tender 6/1/23 (a)	200,000	217,862
Series 2005 A4, 5% 11/1/21	3,805,000	3,964,135
Series 2008 C:
5% 12/1/20	500,000	500,000
5% 12/1/21	500,000	522,354
Michigan State Univ. Revs. Series 2015 A, 5% 8/15/21	380,000	392,720
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	2,700,000	2,709,815
Series CC, 1.45%, tender 9/1/21 (a)	155,000	155,563
Series 2019, 4% 11/15/22	730,000	752,572
Michigan Trunk Line Fund Rev. Series 2020 A, 5% 11/15/21	1,500,000	1,568,795
Northern Michigan Univ. Revs. Series 2018 A, 5% 12/1/22	700,000	758,429
Novi Cmnty. School District Series I, 4% 5/1/23	550,000	599,324
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	407,607
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	49,726
5% 11/1/23	30,000	33,786
5% 5/1/24	40,000	45,899
5% 11/1/24	45,000	52,591
5% 5/1/25	25,000	29,738
5% 11/1/25	25,000	30,254
5% 11/1/28	20,000	24,456
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	36,157
5% 9/1/23	10,000	11,221
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/21	285,000	292,323
5% 7/1/22	455,000	486,668
5% 7/1/23	250,000	278,233
Spring Lake Pub. Schools Series 2014, 5% 5/1/21	90,000	91,744
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (b)	530,000	546,610
5% 12/1/20 (b)	1,385,000	1,385,000
5% 12/1/21 (b)	8,505,000	8,894,851
Series 2011 B, 5% 12/1/20	410,000	410,000
Series 2012 B:
5% 12/1/20 (b)	300,000	300,000
5% 12/1/22 (b)	485,000	524,775
Series 2017 A, 5% 12/1/20	155,000	155,000
Series 2017 B:
5% 12/1/20 (b)	355,000	355,000
5% 12/1/21 (b)	300,000	313,751
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	453,530

TOTAL MICHIGAN		68,097,376

Minnesota - 0.6%
Apple Valley Sr. Living Series 2016 B:
4% 1/1/21	150,000	149,668
4% 1/1/22	155,000	150,700
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/21	110,000	111,253
4% 5/1/22	110,000	114,194
5% 5/1/23	110,000	120,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	20,962
5% 1/1/23	20,000	21,768
Series 2014 B:
5% 1/1/21 (b)	50,000	50,177
5% 1/1/22 (b)	45,000	47,089
5% 1/1/23 (b)	20,000	21,677
Series 2016 B, 5% 1/1/22	410,000	429,717
Series 2016 C, 5% 1/1/22	235,000	246,301
Series 2019 B:
5% 1/1/21 (b)	8,000,000	8,028,393
5% 1/1/22 (b)	3,000,000	3,139,260
Series 2019 C, 5% 1/1/21	675,000	677,479
Minneapolis Multi-family Rev. Bonds Series 2019, 1.55%, tender 11/1/21 (a)	4,050,000	4,092,068
Minnesota Hsg. Fin. Agcy. Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 0.54%, tender 7/3/23 (a)(c)	3,000,000	2,997,060
Minnesota Rural Wtr. Fin. Auth. Series 2020, 1% 8/1/21	2,000,000	2,002,125
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	71,935
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	26,256
5% 1/1/23	25,000	27,407
5% 1/1/24	35,000	39,907
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,905,000	1,979,919
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,728,305
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. (Cap. Appreciation) Series 1994 A, 0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370,000	369,878
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,031
5% 1/1/23	65,000	71,358
5% 1/1/24	20,000	22,870

TOTAL MINNESOTA		26,779,557

Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2004, 0.55%, tender 9/1/21 (a)(b)	1,700,000	1,698,354
Mississippi Dev. Bank Spl. Obl (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	853,642
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/22	350,000	366,328
Bonds Series 2020 A2, 0.65%, tender 9/1/21 (a)	300,000	300,000
Series I, 5% 10/1/22	420,000	453,831

TOTAL MISSISSIPPI		3,672,155

Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/21	10,000	10,074
5% 3/1/22	15,000	15,549
5% 3/1/23	20,000	21,254
5% 3/1/24	15,000	16,360
5% 3/1/25	15,000	16,723
5% 3/1/26	20,000	22,709
Missouri Health & Edl. Facilities Rev.:
Series 2019 A, 5% 2/15/21	775,000	781,957
Series 2020:
5% 11/15/21	520,000	543,183
5% 11/15/22	660,000	719,129
5% 11/15/23	815,000	924,585
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	72,738
Missouri State Pub. Util. Commn Rev. Series 2020, 0.5% 3/1/22	5,000,000	5,003,000
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/23 (FSA Insured)	1,080,000	1,202,256
Series 2017 B:
5% 7/1/21 (FSA Insured) (b)	400,000	409,898
5% 7/1/22 (FSA Insured) (b)	500,000	533,160
Series 2019 B:
5% 7/1/21 (b)	350,000	358,247
5% 7/1/22 (b)	365,000	388,013
5% 7/1/23 (b)	385,000	423,569
5% 7/1/24 (b)	400,000	454,500
5% 7/1/25(b)	420,000	491,912
Series 2019 C, 5% 7/1/25	660,000	781,110
Saint Louis Muni. Fin. Corp. Leasehold Rev. Series 2017 B, 4% 6/1/21 (FSA Insured)	320,000	325,781

TOTAL MISSOURI		13,515,707

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	34,295
Series A1, 3.5% 6/1/50	480,000	531,893
Montana Board of Invt.:
(Intercap Revolving Prog.) Series 2017, 1%, tender 3/1/21 (a)	1,425,000	1,426,543
Series 2007, 1%, tender 3/1/21 (a)	1,520,000	1,521,646
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/21	550,000	554,823
Series 2019 A:
5% 1/1/21	500,000	501,832
5% 1/1/22	430,000	451,113

TOTAL MONTANA		5,022,145

Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (a)	1,170,000	1,350,566
Series 2019:
4% 2/1/21	1,150,000	1,157,078
4% 8/1/21	1,500,000	1,537,184
4% 2/1/22	1,465,000	1,527,892
4% 8/1/23	580,000	635,489
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020:
5% 11/15/21	100,000	104,213
5% 11/15/22	130,000	141,141
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)	155,000	170,303
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (a)	5,000,000	5,016,050

TOTAL NEBRASKA		11,639,916

Nevada - 1.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/21 (b)	2,045,000	2,099,245
5% 7/1/22 (b)	160,000	171,506
Series 2017 C, 5% 7/1/21 (b)	11,625,000	11,926,455
Series 2018 A, 5% 7/1/21	1,520,000	1,560,319
Series 2019 D:
5% 7/1/21	5,800,000	5,957,298
5% 7/1/22	10,000,000	10,735,600
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
(Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/21 (b)	800,000	821,221
Series 2019 E, 5% 7/1/22	480,000	515,309
Clark County School District:
Series 2012 A, 5% 6/15/21	560,000	573,443
Series 2016 A:
5% 6/15/21	165,000	168,961
5% 6/15/23	30,000	33,291
Series 2017 A, 5% 6/15/22	2,000,000	2,134,040
Series 2017 C, 5% 6/15/22	300,000	320,106
Series 2019 C, 5% 6/15/21	370,000	378,882
Series 2020 A:
3% 6/15/22	500,000	518,240
3% 6/15/23 (FSA Insured)	450,000	477,338
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.875%, tender 12/1/20 (a)(b)(e)	3,100,000	3,100,000
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	60,000	66,388
Nevada Hsg. Division Bonds Series 2020, 1.19%, tender 4/1/21 (a)	5,000,000	5,013,690
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	940,000	975,870
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (a)(b)	1,490,000	1,490,715
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	7,900,000	8,057,052
Series 2016, 2.05%, tender 4/15/22 (a)(b)	1,210,000	1,234,055

TOTAL NEVADA		58,329,024

New Hampshire - 0.0%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	555,000	578,848
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (b)	260,000	295,550
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	225,000	228,975
Series 2012, 4% 7/1/21	35,000	35,569
Series 2016:
5% 10/1/21	25,000	25,876
5% 10/1/23	425,000	474,976

TOTAL NEW HAMPSHIRE		1,639,794

New Jersey - 2.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/21	55,000	55,431
5% 2/15/22	55,000	57,548
5% 2/15/23	70,000	75,884
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C, 5.25% 11/1/21 (FSA Insured)	1,000,000	1,042,970
Series B, 0% 11/1/22 (FSA Insured)	680,000	668,426
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/22	225,000	240,356
Hudson County Impt. Auth. Rev. Series 2020 C1A, 1.5% 9/2/21	1,750,000	1,765,644
Monmouth County Impt. Auth. Rev.:
Series 1, 2% 2/15/21	1,750,000	1,756,468
Series 2020 A, 2% 7/12/21	1,250,000	1,263,719
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	754,454
5% 9/1/25	850,000	1,022,797
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series A, 5% 7/1/23 (Build America Mutual Assurance Insured)	250,000	277,578
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	115,000	131,209
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	1,800,000	1,941,498
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	20,844
5% 6/1/23 (FSA Insured)	25,000	27,478
5% 6/1/24 (FSA Insured)	20,000	22,752
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (b)	350,000	392,007
Series 2005 K, 5.25% 12/15/20 (AMBAC Insured)	350,000	350,574
Series 2005, 5.25% 12/15/21	295,000	308,737
Series 2012 II:
5% 3/1/22	135,000	141,951
5% 3/1/23	835,000	879,155
Series 2013, 5% 3/1/23	4,920,000	5,365,162
Series 2015 XX:
5% 6/15/21	500,000	511,483
5% 6/15/23	75,000	82,638
Series 2016 BBB, 5% 6/15/21	1,090,000	1,115,034
Series 2017 DDD, 5% 6/15/22	220,000	233,904
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 C, 1.15% 6/1/23 (b)	2,500,000	2,533,275
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(b)	2,000,000	2,028,600
New Jersey Edl. Facility:
Series 2014, 5% 6/15/21	240,000	245,512
Series 2015 B, 5% 7/1/21 (FSA Insured)	300,000	307,619
Series 2016 A:
5% 7/1/21	50,000	51,093
5% 7/1/22	140,000	148,257
5% 7/1/23	75,000	82,151
5% 7/1/24	175,000	197,922
Series 2016 E, 5% 7/1/22	625,000	666,963
New Jersey Gen. Oblig.:
Series 2013, 5% 6/1/23	330,000	366,788
Series 2014, 5% 6/1/22	400,000	426,880
Series 2020 A:
4% 6/1/23	21,665,000	23,543,139
5% 6/1/24	1,530,000	1,759,913
5% 6/1/25	2,330,000	2,768,250
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2012 A, 5% 7/1/24	1,310,000	1,403,167
Series 2013, 5% 7/1/22	325,000	349,443
Series 2016 A:
5% 7/1/21	5,000	5,116
5% 7/1/22	5,000	5,310
5% 7/1/23	15,000	16,531
5% 7/1/24	10,000	11,404
5% 7/1/24	25,000	29,047
5% 7/1/24	20,000	22,808
5% 7/1/25	10,000	11,781
5% 7/1/26	5,000	6,057
5% 7/1/27	5,000	6,013
Series 2016, 5% 7/1/21	220,000	224,393
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	4,320,000	4,320,000
Series 2012 1, 5% 12/1/22 (b)	400,000	433,056
Series 2012 1A, 5% 12/1/20 (b)	2,000,000	2,000,000
Series 2013:
4% 12/1/20 (b)	1,055,000	1,055,000
5% 12/1/21 (b)	1,500,000	1,566,137
Series 2015 1A:
5% 12/1/21 (b)	4,650,000	4,855,025
5% 12/1/22 (b)	200,000	216,528
Series 2015 A, 5% 12/1/20 (b)	1,700,000	1,700,000
Series 2017 1A:
5% 12/1/22 (b)	215,000	232,768
5% 12/1/23 (b)	45,000	50,310
Series 2017 1B:
5% 12/1/20 (b)	1,665,000	1,665,000
5% 12/1/21 (b)	190,000	198,377
Series 2018 B:
5% 12/1/20 (b)	4,475,000	4,475,000
5% 12/1/21 (b)	835,000	871,816
Series 2019 A:
5% 12/1/20	1,150,000	1,150,000
5% 12/1/22	245,000	266,268
5% 12/1/23	80,000	89,818
5% 12/1/24	45,000	52,035
Series 2020:
5% 12/1/22(b)	160,000	173,222
5% 12/1/23 (b)	545,000	609,305
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2020 A, 0.75%, tender 6/1/22 (a)	2,000,000	2,008,500
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2018 B, 2.5% 4/1/21 (b)	4,165,000	4,188,158
Series 2019 D:
4% 10/1/22 (b)	1,340,000	1,411,261
4% 4/1/23 (b)	115,000	122,602
4% 10/1/23 (b)	125,000	134,963
4% 4/1/25 (b)	150,000	168,029
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	2,185,000	2,236,652
5% 6/1/22	2,580,000	2,759,258
5% 6/1/23	930,000	1,035,462
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 0.563%, tender 1/1/21 (a)(c)	5,905,000	5,904,650
Series 2012 B, 5% 1/1/22	250,000	262,358
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 0.443% 1/1/21 (Escrowed to Maturity) (a)(c)	195,000	194,977
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/23	260,000	293,491
Series 2006 A:
5.25% 12/15/20	375,000	375,615
5.25% 12/15/20 (FSA Insured)	2,220,000	2,223,847
5.25% 12/15/21 (FSA Insured)	295,000	309,178
5.25% 12/15/23 (FSA Insured)	500,000	568,315
5.5% 12/15/21	1,700,000	1,783,544
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	172,684
Series 2011 B, 5% 6/15/21	1,250,000	1,278,708
Series 2013 AA, 5% 6/15/23	580,000	639,067
Series 2016 A:
5% 6/15/21	1,700,000	1,739,601
5% 6/15/22	2,720,000	2,896,229
5% 6/15/27	90,000	106,056
Series 2016 A-2, 5% 6/15/23	630,000	694,399
Series 2018 A:
5% 6/15/21	3,995,000	4,088,062
5% 6/15/22	4,175,000	4,445,498
5% 6/15/24	405,000	459,667
Series A:
5% 12/15/24	210,000	240,479
5% 12/15/25	200,000	234,134
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	710,000	734,114
Newark Gen. Oblig. Series 2020:
5% 10/1/21	250,000	258,778
5% 10/1/21	100,000	103,443
5% 10/1/22	900,000	968,715
5% 10/1/22	650,000	699,010
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	125,000	127,327
5% 5/1/22	80,000	85,066
5% 5/1/23	65,000	71,993
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	1,700,000	1,707,191

TOTAL NEW JERSEY		131,433,879

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	510,000	567,742
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	1,000,000	1,189,830
Series 2019 A:
4% 5/1/22	140,000	147,294
4% 5/1/23	580,000	630,402
4% 11/1/23	245,000	270,580
4% 11/1/24	250,000	284,395
4% 5/1/25	960,000	1,101,974
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,535,634

TOTAL NEW MEXICO		5,727,851

New York - 2.5%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/21 (b)	500,000	521,358
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	10,680
5% 7/1/24	40,000	45,541
Series 2017, 4% 12/1/20 (e)	200,000	200,000
Genessee Valley Central School District Series 2012, 5% 6/15/21 (FSA Insured)	435,000	445,419
Hempstead Town Gen. Oblig. Series 2017, 4% 4/1/21 (FSA Insured)	345,000	349,318
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/24	470,000	536,049
5% 2/15/25	350,000	413,907
5% 2/15/26	725,000	885,486
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (a)	1,055,000	1,087,600
Series 2020 B, 0.85%, tender 9/1/25 (a)	11,000,000	11,080,410
Monroe County Indl. Dev. Corp. (The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	424,816
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (a)	500,000	557,615
Series 2006, 0.24%, tender 6/1/36 (FSA Insured) (a)	1,000,000	1,000,000
Series 2007 C-4, 0.18%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 0.1%, tender 12/4/20 (FSA Insured) (a)	4,200,000	4,200,000
Series 2008 A-3, 0.33%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 0.24%, tender 10/1/27 (a)	225,000	225,000
Series 2008 J3, 5% 8/1/22	450,000	484,371
Series 2013 D, 5% 8/1/23	1,535,000	1,687,195
Series 2014 B, 5% 8/1/21	400,000	412,512
Series 2016 B, 5% 8/1/22	300,000	322,914
Series 2016 E, 5% 8/1/24	700,000	817,040
Series 2016, 5% 8/1/22	555,000	597,391
Series 2017 A, 4% 8/1/21	460,000	471,341
Series 2017 C, 5% 8/1/21	500,000	515,640
Series 2017, 5% 8/1/23	375,000	421,020
Series 2019 B, 5% 8/1/21	200,000	206,256
Series A, 5% 8/1/22	440,000	473,607
Series C:
5% 8/1/23	5,020,000	5,636,054
5% 8/1/26	220,000	274,149
Series D1, 5% 10/1/21	250,000	259,696
Series J4, 5% 8/1/24	1,200,000	1,400,640
New York City Hsg. Dev. Corp.:
Bonds Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,631,552
Series 2017 A2A, 1.9% 5/1/21	240,000	240,134
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2020 G, 0.2%, tender 2/22/21 (a)	23,000,000	22,997,721
Series A3, 1.125%, tender 11/1/24 (a)	2,000,000	2,015,320
New York City Transitional Fin. Auth. Rev.:
Series 1, 5% 11/1/22	400,000	436,092
Series 2015 C, 5% 11/1/22	220,000	239,851
Series C, 5% 11/1/21	230,000	240,053
Series C1, 3% 5/1/22	320,000	332,413
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A:
4% 12/15/22	325,000	350,360
5% 12/15/23	600,000	657,966
Series 2014 A, 5% 2/15/22	500,000	528,565
New York Dorm. Auth. Rev.:
Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	675,000	702,533
Series 2015, 5% 12/1/22 (e)	700,000	754,509
New York Dorm. Auth. Sales Tax Rev.:
Series 2015 A, 5% 3/15/23	1,115,000	1,233,603
Series 2015 B, 5% 3/15/21	300,000	304,125
Series 2017 A, 5% 3/15/24	400,000	460,488
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 0.56%, tender 6/1/22 (a)(c)	1,370,000	1,361,438
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2011 B, 1 month U.S. LIBOR + 0.550% 0.649%, tender 11/1/22 (a)(c)	1,745,000	1,687,450
Series 2005 B, 5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	283,231
Series 2008 B2, 5% 11/15/21	110,000	112,613
Series 2012 B, 5% 11/15/22	45,000	47,122
Series 2012 E, 5% 11/15/21	55,000	56,307
Series 2012 F:
5% 11/15/21	765,000	783,175
5% 11/15/22	1,000,000	1,047,090
Series 2014 C, 5% 11/15/21	60,000	61,425
Series 2016 B, 5% 11/15/21	50,000	51,188
Series 2020 A:
4% 2/1/22	4,800,000	4,874,736
5% 2/1/23	4,200,000	4,416,846
New York St Mtg. Agcy. Homeowner:
Series 186, 3.4% 4/1/22 (b)	1,160,000	1,198,048
Series 198, 1.65% 10/1/21 (b)	2,245,000	2,264,120
Series 2014 189, 2.5% 10/1/21 (b)	1,640,000	1,665,495
Series 212:
2.4% 4/1/22 (b)	1,130,000	1,156,555
2.5% 10/1/22 (b)	1,160,000	1,199,452
Series 214, 2.9% 10/1/22 (b)	805,000	838,230
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/22	355,000	375,281
5% 2/15/23	1,795,000	1,978,664
Series 2017 B, 5% 2/15/23	245,000	270,068
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.35%, tender 12/4/20 (AMBAC Insured) (a)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2019 F, 1.875%, tender 11/1/21 (a)	2,365,000	2,366,698
Series J, 0.75% 5/1/25	360,000	360,234
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	70,000	76,208
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (b)	1,500,000	1,549,785
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
5% 12/1/22 (b)	250,000	269,675
5% 12/1/23 (b)	175,000	194,660
5% 12/1/25 (b)	1,100,000	1,285,284
New York Urban Dev. Corp. Rev.:
Series 2015 A, 5% 3/15/24	300,000	345,579
Series 2016 A, 5% 3/15/22	210,000	222,827
Niagara Frontier Trans. Auth. Arpt. Rev.:
Series 2014 A, 5% 4/1/21 (b)	300,000	304,097
Series 2019 A:
5% 4/1/22 (b)	700,000	738,346
5% 4/1/23 (b)	2,575,000	2,808,038
5% 4/1/24 (b)	1,720,000	1,938,354
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	770,000	890,413
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/22 (FSA Insured)	340,000	360,142
Triborough Bridge & Tunnel Auth. Revs. Series 2016 A, 5% 11/15/23	300,000	340,434
Yonkers Gen. Oblig.:
Series 2016 C, 4% 11/15/21 (FSA Insured)	225,000	233,112
Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	59,262

TOTAL NEW YORK		114,459,992

New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 167, 5% 9/15/21 (b)	465,000	471,189
Series 173, 4% 12/1/21	500,000	518,714
Series 188, 5% 5/1/21 (b)	11,465,000	11,685,748
Series 197, 5% 11/15/21 (b)	585,000	610,909
Series 2013:
5% 12/1/22	250,000	272,855
5% 12/1/23	705,000	801,874
Series 2018, 5% 9/15/22 (b)	4,075,000	4,412,084
Series 202, 5% 10/15/22 (b)	4,435,000	4,818,938
Series 207:
5% 9/15/23 (b)	505,000	566,903
5% 9/15/24 (b)	385,000	448,644

TOTAL NEW YORK AND NEW JERSEY		24,607,858

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev. Series 2017 B, 5% 7/1/25 (b)	100,000	119,193
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2016 A, 5% 1/15/22	1,650,000	1,736,015
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26	290,000	358,020
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 B, 0.28%, tender 12/1/20 (a)(b)	12,000,000	12,000,000
Series 2010, 0.25%, tender 12/1/20 (a)	1,800,000	1,800,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,856,925
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	80,000	84,718
5% 3/1/23	450,000	497,052
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	2,800,000	3,149,048
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	1,420,000	1,455,997
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	110,000	115,586
5% 1/1/23	35,000	38,086
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2015 B, 5% 5/1/22 (b)	550,000	584,018
Series 2017 A:
4% 5/1/21 (b)	300,000	304,221
5% 5/1/22 (b)	400,000	424,740
5% 5/1/23 (b)	235,000	258,845
Series 2020 B, 5% 5/1/21	425,000	433,003

TOTAL NORTH CAROLINA		25,215,467

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 0.51%, tender 2/1/22 (a)(c)	4,000,000	4,001,120
Ohio - 0.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	52,053
Akron Gen. Oblig. Series 2020, 2% 12/1/21	850,000	863,778
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	350,000	372,439
Series 2017 A:
5% 8/1/21	780,000	803,761
5% 8/1/22	5,300,000	5,702,959
Series 2020 A:
5% 12/1/20	1,405,000	1,405,000
5% 12/1/21	1,000,000	1,045,735
5% 12/1/22	1,550,000	1,686,819
5% 12/1/23	1,000,000	1,131,960
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,570,000	3,581,755
Series 2019 A, 2.3%, tender 2/15/22 (a)	1,800,000	1,818,090
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (FSA Insured)	25,000	28,348
5% 1/1/25 (FSA Insured)	370,000	434,676
5% 1/1/26 (FSA Insured)	10,000	11,704
Series 2018 A, 5% 1/1/26 (b)	290,000	346,695
Series 2019 B:
5% 1/1/21 (b)	1,700,000	1,705,347
5% 1/1/22 (b)	650,000	677,079
Cleveland Pub. Pwr. Sys. Rev. Series 2016, 5% 11/15/21 (FSA Insured)	1,180,000	1,232,028
Cuyahoga Metropolitan Hsg. Auth. Bonds (Riverside Park Phase II Proj.) Series 2019, 2%, tender 4/1/21 (a)	3,000,000	3,016,232
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	47,439
5% 6/15/23	40,000	43,384
Franklin County Hosp. Facilities Rev.:
Bonds:
(Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.54%, tender 12/3/20 (a)(c)	3,800,000	3,802,161
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	390,000	432,416
Series 2016 C, 5% 11/1/23	60,000	67,870
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	45,000	46,367
Hamilton County HealthCare Facilities Rev. Series 2012:
5% 6/1/21	400,000	408,401
5.25% 6/1/26	115,000	122,161
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	620,000	716,305
5% 8/1/25	310,000	370,850
5% 8/1/26	535,000	657,622
Miami Univ. Series 2020 A:
5% 9/1/21	300,000	310,723
5% 9/1/22	340,000	368,325
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	635,170
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	560,830
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/24	580,000	582,198
Series 2017 A:
5% 1/1/21	60,000	60,229
5% 1/1/22	35,000	36,789
5% 1/1/23	45,000	49,342
5% 1/1/24	40,000	45,648
5% 1/1/25	45,000	53,346
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Brandt Meadows Apts. Proj.) Series 2019, 0.55%, tender 12/1/20 (a)	3,700,000	3,700,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	50,982
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	185,000	195,184
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	375,000	375,000
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/21	15,000	15,125
5% 2/15/22	25,000	26,236
5% 2/15/23	45,000	48,937
5% 2/15/24	35,000	39,407
5% 2/15/25	35,000	40,662
5% 2/15/26	405,000	484,785
Series 2019, 5% 2/15/29	1,000,000	1,148,850
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	552,998
3% 12/1/24	425,000	460,832
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	338,310
5% 1/1/25	400,000	467,276

TOTAL OHIO		43,278,618

Oklahoma - 0.2%
Beckham Independent School District#6 Elk City Series 2019, 2% 7/1/21	1,405,000	1,415,724
Canadian Cny Edl. Facilities Auth. (Yukon Pub. Schools Proj.) Series 2019, 5% 12/1/20	2,050,000	2,050,000
Oklahoma County Fin. Auth. Edl. Facilities:
(Jones Pub. Schools Proj.) Series 2020:
4% 9/1/21	200,000	204,060
4% 9/1/22	305,000	318,905
(Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	240,000	249,226
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,549,074
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 0.34% 8/15/31 (a)	1,000,000	1,000,000
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	603,411
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,450
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	185,000	186,231
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	495,036
4% 9/1/25	690,000	785,220

TOTAL OKLAHOMA		8,887,337

Oregon - 0.2%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	2,970,000	3,130,974
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	770,000	810,310
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2011 A, 5.25% 5/1/21	255,000	259,936
Port of Portland Arpt. Rev. Series 26 C:
5% 7/1/21 (b)	1,815,000	1,857,014
5% 7/1/22 (b)	1,300,000	1,382,173
5% 7/1/23 (b)	2,000,000	2,218,220

TOTAL OREGON		9,658,627

Pennsylvania - 2.5%
Albert Gallatin Area School District Series 2020 A, 4% 9/1/21	400,000	409,027
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	337,833
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/21	400,000	401,831
5% 2/1/22	500,000	515,400
Bonds (Tower Health Proj.) Series 2020 B1, 5%, tender 2/1/25 (a)	255,000	274,566
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 0.585%, tender 12/3/20 (a)(c)	3,990,000	3,980,505
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,354,275
Chester County Health & Ed. Auth. Rev. Series 2017, 5% 11/1/21	160,000	159,233
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	262,677
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	350,000	389,585
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	265,000	305,317
Series 2020 A, 5% 6/1/23	350,000	388,280
Commonwealth Fing. Auth. Tobacco Series 2018, 5% 6/1/21	1,000,000	1,022,116
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 3.75%, tender 4/30/22 (a)	1,000,000	1,006,580
Delaware County Auth. Univ. Rev. Series 2020:
4% 10/1/22	190,000	196,272
5% 10/1/23	240,000	258,406
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 0.53%, tender 9/1/22 (a)(c)	5,000,000	4,971,600
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	732,883
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	6,075,000	6,443,753
Hollidaysburg Area School District Series 2020, 4% 7/15/22	500,000	529,275
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/21	1,000,000	1,025,694
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,260,000	1,273,545
Series B, 1.8%, tender 8/15/22 (a)	985,000	996,229
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/22	290,000	305,846
Montgomery County Higher Ed. & Health Auth. Rev.:
Bonds Series 2017, 3%, tender 5/1/21 (a)	1,225,000	1,232,945
Series 2014 A, 5% 10/1/23	5,000	5,419
Series 2017:
2% 12/1/20	145,000	145,000
3% 12/1/21	155,000	156,308
Series 2019:
5% 9/1/23	500,000	557,835
5% 9/1/26	1,250,000	1,521,825
Montgomery County Indl. Dev. Auth. Rev. (Meadowood Sr. Living Proj.) Series 2018 A, 3% 12/1/20	250,000	250,000
New Kensington-Arnold School District Series 2019 A:
4% 5/15/21	940,000	955,334
4% 5/15/22	975,000	1,023,896
Northeastern Hosp. & Ed. Auth. Series 2016 A, 5% 3/1/21	110,000	110,554
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	757,575
Pennsylvania Econ. Dev. Fing. Auth.:
(Philadelphia Biosolids Facility Proj.) Series 2020:
3% 1/1/21	150,000	150,233
3% 1/1/22	360,000	367,286
Series 2020 A:
5% 4/15/21	350,000	355,909
5% 4/15/22	500,000	531,095
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
5% 12/31/20 (b)	980,000	983,228
5% 6/30/22 (b)	1,495,000	1,590,560
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	600,000	614,682
Series 2017 A, 0.7%, tender 8/2/21 (a)(b)	500,000	500,066
Series 2011, 2.15%, tender 7/1/24 (a)(b)	445,000	467,130
0.28%, tender 1/4/21 (a)(b)	3,000,000	2,999,975
Pennsylvania Gen. Oblig.:
Series 2012 1, 5% 6/1/22	355,000	380,294
Series 2015 1, 5% 8/15/23	580,000	653,869
Series 2016:
5% 9/15/21	400,000	415,008
5% 1/15/22	290,000	305,489
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.875%, tender 4/30/21 (a)	1,000,000	1,000,016
3%, tender 4/30/22 (a)	1,565,000	1,602,591
Series 2012 A, 5% 8/15/21	335,000	345,415
Series 2014:
5% 12/1/21	5,000	5,238
5% 12/1/22	20,000	21,803
Series 2015:
5% 8/15/21	450,000	463,991
5% 8/15/22	325,000	349,359
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 0.675%, tender 10/1/23 (a)(c)	4,000,000	4,000,360
Series 2019, 1.4%, tender 1/1/23 (a)	4,500,000	4,576,950
Series 2018 127A, 2.25% 4/1/21 (b)	1,900,000	1,909,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2018, 2.45%, tender 7/1/21 (a)	2,000,000	2,024,217
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 114A, 2.9% 10/1/21 (b)	585,000	595,097
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	344,205
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/21	90,000	94,061
5% 12/1/21 (Escrowed to Maturity)	20,000	20,937
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.54% 12/1/21 (a)(c)	3,500,000	3,501,764
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.61% 12/1/21 (a)(c)	3,460,000	3,460,473
Philadelphia Arpt. Rev.:
Series 2011 A:
5% 6/15/21 (b)	1,725,000	1,766,505
5% 6/15/22 (b)	1,400,000	1,433,614
Series 2015 A, 5% 6/15/24 (b)	1,065,000	1,215,122
Series 2017 A, 5% 7/1/24	40,000	46,274
Series 2017 B:
5% 7/1/21 (b)	2,800,000	2,872,941
5% 7/1/22 (b)	620,000	663,766
5% 7/1/24 (b)	345,000	395,674
Series 2020 C:
5% 7/1/21 (b)	7,500,000	7,695,378
5% 7/1/22 (b)	2,750,000	2,944,123
5% 7/1/23 (b)	8,930,000	9,882,563
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	599,082
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2019, 5% 10/1/21	500,000	516,240
Philadelphia Gas Works Rev.:
Series 15, 5% 8/1/21	25,000	25,745
Series 2015 13, 5% 8/1/21	850,000	875,314
Series 2017 15, 5% 8/1/22	480,000	515,659
Philadelphia Gen. Oblig. Series 2019 B, 5% 2/1/21	1,500,000	1,510,983
Philadelphia School District Series 2019 A:
5% 9/1/21	115,000	118,810
5% 9/1/23	185,000	206,937
Philadelphia Wtr. & Wastewtr. Rev. Series 2013 A, 5% 1/1/21	250,000	250,953
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	512,653
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2020, 4% 2/1/23 (FSA Insured)	1,775,000	1,914,373
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 0.765%, tender 12/1/20 (FSA Insured) (a)(c)(d)	7,270,000	7,279,015
Series 2019 A:
5% 9/1/23	270,000	304,150
5% 9/1/26 (FSA Insured)	625,000	775,875
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	696,720
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	50,557
5% 3/1/25 (FSA Insured)	5,000	5,902
5% 3/1/26 (FSA Insured)	5,000	6,069
5% 3/1/27 (FSA Insured)	5,000	6,159
5% 3/1/28 (FSA Insured)	5,000	6,254
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020:
5% 6/1/21	500,000	511,464
5% 6/1/22	1,000,000	1,068,440
5% 6/1/23	750,000	833,610

TOTAL PENNSYLVANIA		116,394,644

Rhode Island - 0.1%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	700,775
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/24	1,010,000	1,170,348
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	45,000	47,402
5% 5/15/23	25,000	27,174
5% 5/15/24	160,000	179,248
5% 5/15/25	120,000	138,310
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	154,658
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	105,000	116,691
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (b)	490,000	595,879
Series A, 5% 12/1/20 (b)	250,000	250,000
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/21	555,000	567,838
5% 6/1/26	75,000	87,325
5% 6/1/27	20,000	23,158

TOTAL RHODE ISLAND		4,058,806

South Carolina - 0.5%
Charleston County Arpt. District Series 2013 A, 5.25% 7/1/22 (b)	1,235,000	1,325,810
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	47,707
Laurens County Wtr. & Swr. Cmnty. Wtrwks. Series 2020, 1.375% 2/1/22 (Pre-Refunded to 7/1/21 @ 100)	3,000,000	3,017,640
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	1,100,000	1,213,916
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	60,667
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	105,880
5% 12/1/26	25,000	28,975
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2020 C, 2% 3/1/21	10,000,000	10,045,451
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	135,000	152,495
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/22 (b)	310,000	331,830
South Carolina Pub. Svc. Auth. Rev.:
Series 2011 B, 5% 12/1/21	910,000	952,368
Series 2012 B, 5% 12/1/20	20,000	20,000
Series 2012 C, 5% 12/1/20	400,000	400,000
Series 2014 C:
5% 12/1/22	25,000	27,270
5% 12/1/23	110,000	124,797
Series 2015 A, 5% 12/1/21	225,000	235,476
Series 2015 C, 5% 12/1/21	295,000	308,735
Series A:
5% 12/1/21	530,000	554,676
5% 12/1/22	750,000	818,093
5% 12/1/23	1,015,000	1,151,538
5% 12/1/23	620,000	703,402
5% 12/1/24	365,000	429,915

TOTAL SOUTH CAROLINA		22,056,641

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B:
4% 11/1/21	10,000	10,333
5% 11/1/22	10,000	10,860
Series 2020 A:
5% 9/1/21	190,000	196,659
5% 9/1/22	140,000	151,304
5% 9/1/23	335,000	376,976
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	1,000,000	1,087,540

TOTAL SOUTH DAKOTA		1,833,672

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,500,000	1,595,550
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 5% 7/1/21 (b)	300,000	307,797
Series 2019 B, 5% 7/1/25 (b)	770,000	910,533
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,050,000	2,386,262
Tennessee Energy Acquisition Corp.:
Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	10,000,000	10,777,400
Series 2006 A, 5.25% 9/1/21	1,235,000	1,279,542
Series 2018, 5% 11/1/22	1,500,000	1,626,930

TOTAL TENNESSEE		18,884,014

Texas - 5.0%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (a)	5,000,000	5,043,160
Series 2019, 1.51%, tender 5/1/22 (a)	6,000,000	6,049,440
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,583
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/21	975,000	1,017,374
5% 12/15/23	450,000	505,499
5% 12/15/24	550,000	638,682
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2019, 1.46%, tender 6/1/22 (a)	700,000	711,438
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (b)	715,000	828,578
Series 2019 B, 5% 11/15/22 (b)	600,000	652,158
Series 2019:
5% 11/15/21 (b)	2,225,000	2,319,827
5% 11/15/22 (b)	385,000	418,468
5% 11/15/23 (b)	500,000	563,605
5% 11/15/24 (b)	500,000	583,885
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/21	280,000	286,315
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,180,750
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2019, 2.1%, tender 9/1/22 (a)	2,800,000	2,827,636
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/21	10,000	10,036
5% 1/1/22	35,000	36,687
5% 1/1/23	55,000	60,066
5% 1/1/24	75,000	84,995
5% 1/1/26	65,000	78,531
Series 2020 B:
5% 1/1/21	150,000	150,547
5% 1/1/22	155,000	162,473
5% 1/1/23	220,000	240,264
5% 1/1/25	125,000	146,519
5% 1/1/26	125,000	151,021
Series 2020 F, 5% 1/1/25	2,000,000	2,300,340
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 0.24%, tender 7/1/31 (FSA Insured) (a)	3,825,000	3,825,000
Corpus Christi Gen. Oblig. Series 2015, 5% 3/1/24	1,955,000	2,245,102
Cypress-Fairbanks Independent School District Bonds:
Series 2015 B2, 2.125%, tender 8/16/21 (a)	4,000,000	4,051,690
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	3,000,000	3,047,340
Series 2017 A1, 2.125%, tender 8/16/21 (a)	8,180,000	8,285,706
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/21	305,000	317,813
Series 2013 F:
5% 11/1/21	75,000	78,151
5% 11/1/22	240,000	261,026
Series 2014 A, 5.25% 11/1/26 (b)	400,000	449,528
Series 2014 B, 5% 11/1/22 (b)	100,000	108,420
Series 2014 C, 5% 11/1/22	400,000	435,044
Series 2014 D, 5% 11/1/21 (b)	2,515,000	2,616,635
Series 2014 E, 5% 11/1/21	300,000	312,603
Series 2020 A, 5% 11/1/23	2,250,000	2,548,643
Series 2020 B:
5% 11/1/21	3,580,000	3,730,399
5% 11/1/22	3,000,000	3,262,830
Dallas Gen. Oblig. Series 2020 A:
5% 2/15/23	2,000,000	2,203,660
5% 2/15/24	1,000,000	1,145,350
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	176,669
Series 2016, 5%, tender 2/15/22 (a)	5,000	5,286
Series B6:
5%, tender 2/15/22 (a)	100,000	105,713
5%, tender 2/15/22 (a)	100,000	105,613
Denton Independent School District Series 2016, 0% 8/15/25	35,000	34,358
El Paso Independent School District Bonds Series 2020, 2.5%, tender 8/1/21 (a)	2,500,000	2,536,613
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	5,585,000	5,735,963
Series 2020 B, 0.875%, tender 8/1/25 (a)	2,700,000	2,733,696
Series D, 1.5%, tender 8/1/21 (a)	70,000	70,561
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	38,735
Series 2019, 5% 3/1/24	4,520,000	5,207,537
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	37,035
Goose Creek Consolidated Independent School District Bonds Series 2019 B, 0.27%, tender 10/1/21 (a)	3,000,000	2,999,502
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/21	895,000	932,179
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (a)	5,000,000	5,435,400
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.53%, tender 12/1/22 (a)(c)	3,250,000	3,237,585
Series 2020 C, 5%, tender 12/1/22 (a)	6,180,000	6,735,026
Series 2013 A, 5% 12/1/21	450,000	469,841
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 1.01% 6/1/22 (a)(c)	600,000	602,874
Series 2014 A, 5% 12/1/26	120,000	140,434
Series 2019 A:
5% 12/1/20	1,000,000	1,000,000
5% 12/1/21	2,110,000	2,203,033
Series 2020, 5% 6/1/22	1,000,000	1,065,950
Harris County Gen. Oblig. Series 2012 B, 1.45% 8/15/21 (a)	4,075,000	4,109,889
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 0.18%, tender 7/1/31 (FSA Insured) (a)	925,000	925,000
Series A3, 0.24%, tender 7/1/31 (FSA Insured) (a)	3,000,000	3,000,000
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100) (b)	410,000	420,853
Series 2012 A:
5% 7/1/21 (b)	300,000	307,708
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	235,000	251,744
Series 2012 B:
5% 7/1/21	655,000	672,608
5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	4,000,000	4,300,200
Series 2018 A:
5% 7/1/21 (b)	275,000	282,066
5% 7/1/22 (b)	700,000	748,720
Series 2018 B, 5% 7/1/22	720,000	772,488
Series 2018 C, 5% 7/1/21 (b)	635,000	651,316
Series 2020 A, 5% 7/1/23 (b)	1,000,000	1,110,470
Series A:
5% 7/1/21 (b)	475,000	487,205
5% 7/1/21 (Escrowed to Maturity) (b)	200,000	205,293
Houston Independent School District Bonds:
Series 2012:
2.4%, tender 6/1/21 (a)	2,985,000	3,016,271
4%, tender 6/1/29	1,000,000	1,090,620
Series 2013 B, 2.4%, tender 6/1/21 (a)	3,100,000	3,132,476
Houston Util. Sys. Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.360% 0.465%, tender 12/3/20 (a)(c)	8,245,000	8,243,010
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/21	65,000	67,499
Jacksonville Independent School District Series 2020, 5% 2/15/24	1,915,000	2,201,273
Katy Independent School District Bonds Series 2015 C, 1 month U.S. LIBOR + 0.280% 0.374%, tender 12/15/20 (a)(c)	4,800,000	4,792,978
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	549,151
0% 8/15/23	1,000,000	990,660
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/23 (b)	375,000	418,399
Series 2017, 5% 11/1/24 (b)	750,000	864,863
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/23	465,000	475,030
(LCRA Transmission Svc. Corp. Proj.) Series 2019, 5% 5/15/21	500,000	510,879
(LCRA Transmission Svcs. Corp. Proj.):
Series 2019 A, 5% 5/15/21	1,335,000	1,364,047
Series 2019, 5% 5/15/23	1,070,000	1,191,937
Series 2020:
5% 5/15/21	1,265,000	1,292,524
5% 5/15/22	1,000,000	1,069,290
5% 5/15/23	215,000	239,501
5% 5/15/24	300,000	347,418
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	109,169
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 0.3%, tender 2/1/21 (a)(b)	7,800,000	7,800,766
(Waste Mgmt., Inc. Proj.):
Series 2020 A, 0.4%, tender 12/1/20 (a)(b)	5,200,000	5,200,000
Series 2020 B, 0.4%, tender 12/1/20 (a)(b)	5,350,000	5,350,000
New Caney Independent School District Bonds Series 2018, 3%, tender 8/15/21 (a)	1,090,000	1,110,720
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	65,172
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	285,000	285,508
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,597
North Texas Tollway Auth. Rev.:
Series 2017 B, 5% 1/1/21	325,000	326,237
Series 2019 A, 5% 1/1/21	1,700,000	1,706,468
Series 2020 C, 5% 1/1/21	3,000,000	3,011,415
Northside Independent School District Bonds:
Series 2016, 2%, tender 6/1/21 (a)	3,205,000	3,232,211
Series 2020, 0.7%, tender 6/1/25 (a)	5,000,000	5,063,450
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2020, 0.35%, tender 3/1/23 (a)	2,500,000	2,498,000
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)	1,000,000	1,036,730
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/21 (b)	640,000	656,444
5% 7/1/21 (b)	1,330,000	1,364,173
5% 7/1/22 (b)	275,000	294,140
5% 7/1/22 (b)	265,000	283,444
5% 7/1/23 (b)	195,000	215,114
5% 7/1/25 (b)	400,000	469,468
5% 7/1/26 (b)	500,000	606,860
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,550,000	3,577,653
Series 2015 D, 3%, tender 12/1/20 (a)	4,000,000	4,000,000
San Antonio Hsg. Trust Fin. Corp. Bonds Series 2019, 1.4%, tender 1/1/22 (a)	5,000,000	5,043,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	20,000	20,699
5% 9/15/22	75,000	80,924
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	1,013,842
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	15,466
5% 8/15/23	20,000	22,478
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	345,000	407,835
5% 2/15/26	35,000	42,687
Series 2017 A, 5% 2/15/24	195,000	222,203
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2018, 1.17%, tender 2/1/21 (a)	3,800,000	3,802,012
Series 2019, 2.11%, tender 2/1/21	2,880,000	2,888,243
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	115,000	115,104
Series 2019 E2, 2.25%, tender 8/1/22 (a)	420,000	420,664
Texas State Univ. Sys. Fing. Rev. Series 2019 A, 4% 3/15/21	2,000,000	2,021,897
Texas Wtr. Dev. Board Rev. Series 2019 A, 5% 4/15/21	850,000	865,251
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	1,012,923
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	39,375
Univ. of Texas Board of Regents Sys. Rev. Series 2017 C, 5% 8/15/21	1,945,000	2,011,372
Weatherford Util. Sys. Rev. Series 2015, 5% 9/1/21 (FSA Insured)	250,000	259,032

TOTAL TEXAS		230,317,052

Utah - 0.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	500,000	513,293
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/23 (b)	250,000	277,210
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (a)	135,000	154,111

TOTAL UTAH		944,614

Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/23 (b)	700,000	761,964
Series 2020 A, 5% 6/15/27 (b)	625,000	744,919

TOTAL VERMONT		1,506,883

Virginia - 1.2%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	378,396
5% 7/1/24	425,000	490,850
Charles City County Solid Wt Rev. Bonds Series 2002, 3%, tender 4/1/21 (a)(b)	5,750,000	5,793,932
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,750,000	1,793,610
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,000,000	2,235,760
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/21	10,000	10,271
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	1,200,000	1,333,932
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	57,218
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	6,185,000	6,183,330
Hampton Roads Trans. Accountability Commission Series 2019 A, 5% 7/1/22	14,500,000	15,573,725
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	735,000	762,864
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (a)	2,500,000	2,593,125
Series 2008 B, 0.75%, tender 9/2/25 (a)	4,000,000	4,043,200
Series 2008 C, 1.8%, tender 4/1/22 (a)	1,600,000	1,628,192
Russell County Poll. Cont. (Appalachian Pwr. Co. Proj.) Series K 4.625% 11/1/21	250,000	250,796
Spotsylvania County Econ. Dev. Bonds (Palmers Creek Apt. Proj.) Series 2019, 1.45%, tender 2/1/22 (a)	5,000,000	5,057,300
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,609
5% 6/15/25	20,000	23,675
5% 6/15/26	35,000	42,664
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	805,000	825,061
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2020 A, 5% 8/1/22	1,940,000	2,095,627
Series 2020 B, 5% 8/1/21	2,625,000	2,709,263
Virginia Small Bus. Fing. Auth. Series 2020 A:
5% 1/1/22	900,000	942,678
5% 1/1/23	400,000	435,968
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	1,890,000	1,932,468
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	310,989

TOTAL VIRGINIA		57,533,503

Washington - 1.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, SIFMA Municipal Swap Index + 0.300% 0.41%, tender 12/3/20 (a)(c)	20,000,000	20,000,256
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21 (Escrowed to Maturity)	40,000	40,157
King County Hsg. Auth. Rev.:
Series 2018, 3.5% 5/1/21	500,000	506,276
Series 2019:
3% 11/1/23	1,175,000	1,260,129
4% 11/1/24	135,000	153,573
Series 2020:
3% 6/1/21	400,000	404,839
3% 6/1/22	250,000	258,873
3% 6/1/23	400,000	422,916
3% 6/1/25	275,000	300,908
King County Swr. Rev. Bonds:
Series 2012, 2.6%, tender 12/1/21 (a)	3,600,000	3,619,987
Series 2020 B, 0.875%, tender 1/1/26 (a)	2,000,000	2,020,320
Port of Seattle Gen. Oblig. Series 2011:
5.25% 12/1/20 (b)	375,000	375,000
5.25% 12/1/21 (b)	300,000	307,464
Port of Seattle Rev.:
Series 2012 A, 5% 8/1/22	325,000	349,372
Series 2012 B:
5% 8/1/21 (b)	500,000	514,687
5% 8/1/23 (b)	1,345,000	1,439,648
Series 2015 B, 5% 3/1/21	355,000	359,137
Series 2015 C, 5% 4/1/21 (b)	540,000	548,231
Series 2016 B:
5% 10/1/21 (b)	60,000	62,230
5% 10/1/22 (b)	70,000	75,438
5% 10/1/23 (b)	65,000	72,740
Series 2017 C, 5% 5/1/22 (b)	5,540,000	5,899,712
Series 2018 A, 5% 5/1/22 (b)	11,475,000	12,220,072
Series 2019:
5% 4/1/21 (b)	1,000,000	1,015,242
5% 4/1/22 (b)	530,000	562,463
5% 4/1/23 (b)	615,000	675,596
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (b)	500,000	534,375
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 0.4%, tender 12/3/20 (a)(c)	10,000,000	10,000,437
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,015
5% 1/1/21	40,000	40,154
Series 2017:
5% 1/1/22	15,000	15,783
5% 1/1/25	25,000	29,760
5% 1/1/26	10,000	12,351
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/22	215,000	230,252
Washington Gen. Oblig. Series R 2020 C:
5% 7/1/21	1,000,000	1,028,073
5% 7/1/22	2,500,000	2,689,275
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	250,000	270,715
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	230,857
5% 8/15/26	115,000	131,825
5% 8/15/27	50,000	58,114
Bonds:
Series 2012 B, 5%, tender 10/1/21 (a)	450,000	466,760
Series 2019 B, 5%, tender 8/1/24 (a)	1,095,000	1,236,540
Series 2011 B, 3.5% 10/1/21	250,000	256,081
Series 2012 A, 5% 10/1/22	445,000	479,995
Series 2015 B, 5% 8/15/23	600,000	673,296
Series 2018 B, 5% 10/1/25	1,195,000	1,445,197
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Columbia Park Apts. Proj.) Series 2019, 1.39%, tender 7/1/21 (a)	5,000,000	5,029,837

TOTAL WASHINGTON		78,329,958

West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	6,900,000	7,009,326
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	3,245,000	3,364,092
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 2.55%, tender 4/1/24 (a)	225,000	237,938
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A:
5% 6/1/22	2,195,000	2,336,358
5% 6/1/24	1,490,000	1,706,095
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (b)	960,000	985,987

TOTAL WEST VIRGINIA		15,639,796

Wisconsin - 1.0%
Crosse Resources Recovery Rev. Series 1996, 6% 11/1/21 (b)	1,500,000	1,572,852
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (b)	30,000	30,000
5% 12/1/22 (b)	30,000	32,386
5.25% 12/1/23 (b)	35,000	39,443
Series 2016 A:
5% 12/1/20 (b)	375,000	375,000
5% 12/1/22 (b)	1,000,000	1,079,520
Milwaukee Gen. Oblig. Series 2020 N4, 5% 4/1/22	2,000,000	2,123,340
Pub. Fin. Auth. Series 2020 A:
5% 1/1/21	225,000	225,786
5% 1/1/25	300,000	349,536
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
5% 6/1/23	345,000	383,371
5% 6/1/24	675,000	778,208
5% 6/1/25	375,000	447,551
5% 6/1/26	300,000	367,860
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.3%, tender 9/1/27 (a)(b)	1,500,000	1,500,147
Series 2017 A-2, 0.3%, tender 10/1/25 (a)(b)	16,000,000	16,001,571
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	102,569
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B, 5%, tender 6/1/21 (a)	1,905,000	1,949,355
Series 2018 B, 5%, tender 1/26/22 (a)	5,710,000	6,008,633
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.56%, tender 7/27/22 (a)(c)	3,885,000	3,889,312
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 0.66%, tender 7/26/23 (a)(c)	4,000,000	4,008,600
Series 2014 A, 5% 11/15/21	325,000	338,692
Series 2014, 5% 5/1/21	15,000	15,251
Series 2016 A, 5% 11/15/21	480,000	500,928
Series 2018, 5% 4/1/26	195,000	238,473
Series 2019 A:
5% 12/1/23	30,000	33,920
5% 12/1/24	100,000	116,919
5% 12/1/25	125,000	151,215
5% 12/1/26	200,000	247,966
Series 2019, 5% 10/1/21	400,000	414,011
Series 2020, 4% 7/1/21	820,000	835,840
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/24	695,000	813,101
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2010, 5% 12/15/20	350,000	350,561
Series 2012, 5% 10/1/21	30,000	31,051

TOTAL WISCONSIN		45,352,968

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Bonds Series 2018 4, SIFMA Municipal Swap Index + 0.320% 0.43%, tender 12/3/20 (a)(c)	5,000,000	4,999,825
Series 2020 3:
5% 12/1/21 (b)	565,000	590,956
5% 6/1/22 (b)	280,000	298,880
5% 6/1/23 (b)	955,000	1,056,173

TOTAL WYOMING		6,945,834

TOTAL MUNICIPAL BONDS
(Cost $2,073,417,076)		2,090,139,503

Municipal Notes - 22.5%
Alabama - 0.2%
Health Care Auth. for Baptist Health Series 2013 B, 0.43% 12/7/20, VRDN (a)	6,705,000	$6,705,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 0.15% 12/1/20, VRDN (a)(b)	600,000	600,000

TOTAL ALABAMA		7,305,000

Alaska - 0.0%
Alaska Hsg. Fin. Corp. Series 2002 A, 0.13% 12/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	15,000	15,000
Arizona - 0.5%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series DBE 80 53, 0.71% 1/29/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)(h)	10,200,000	10,200,000
Series XF 10 91, 0.51% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	950,000	950,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.36% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	1,900,000	1,900,000
Phoenix Indl. Dev. Auth. Health Care Facilities (Mayo Clinic Proj.) Series 2014 A, 0.08% 12/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	10,200,000	10,200,000

TOTAL ARIZONA		23,250,000

California - 1.3%
California Edl. Facilities Auth. Rev. Series 2020, 0.21% 3/3/21, CP	1,500,000	1,500,267
Los Angeles County Gen. Oblig. TRAN Series A, 4% 6/30/21	15,000,000	15,329,028
Los Angeles Gen. Oblig. TRAN Series 2020, 4% 6/24/21	15,000,000	15,321,921
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.46% 1/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	4,300,000	4,300,000
Riverside County Gen. Oblig. TRAN Series 2020, 4% 6/30/21	5,000,000	5,110,773
San Diego Unified School District TRAN Series 2020, 5% 6/30/21	3,280,000	3,371,298
San Francisco City & County Series A1, 0.18% 1/13/21, LOC Bank of America NA, CP	4,000,000	3,999,903
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series Floaters XM 06 75, 0.36% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	2,775,000	2,775,000
Series XM 09 16, 0.34% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	2,200,000	2,200,000
Series 2010 A2, 0.12% 12/7/20, LOC Bank of America NA, VRDN (a)(b)	4,000,000	4,000,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 0.48% 12/7/20, LOC Deutsche Bank AG New York Branch, VRDN (a)(b)	335,000	335,000
Transbay Joint Powers Auth. Participating VRDN Series YX 11 42, 0.21% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	500,000	500,000

TOTAL CALIFORNIA		58,743,190

Colorado - 1.4%
Colorado Ed. Ln. Prog. TRAN Series 2020 A:
3% 6/29/21	8,000,000	8,129,744
4% 6/29/21	12,000,000	12,263,875
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.46% 12/7/20, LOC Deutsche Bank AG, VRDN (a)	675,000	675,000
Colorado Gen. Fdg. Rev. TRAN Series 2020, 4% 6/25/21	20,000,000	20,432,498
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.36% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	23,100,000	23,100,000
Series Floaters XM 07 15, 0.36% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	1,240,000	1,240,000

TOTAL COLORADO		65,841,117

Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2013 O, 0.11% 12/7/20, VRDN (a)	23,125,000	23,125,000
Oxford Gen. Oblig. BAN Series 2020, 2.5% 1/15/21	2,000,000	2,004,380
Windsor Gen. Oblig. BAN Series 2020, 2% 6/24/21	3,000,000	3,028,540

TOTAL CONNECTICUT		28,157,920

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.18% 12/1/20, VRDN (a)(b)	5,880,000	5,880,000
District Of Columbia - 0.0%
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.36% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	900,000	900,000
Florida - 1.4%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series XL 01 36, 0.36% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	3,000,000	3,000,000
Series XM 08 95, 0.36% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	840,000	840,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.16% 12/1/20, VRDN (a)(b)	5,040,000	5,040,000
Broward County School District TAN Series 2020, 2% 6/30/21	15,000,000	15,159,207
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.31% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	1,100,000	1,100,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.1% 12/7/20, VRDN (a)	1,250,000	1,250,000
Jacksonville Health Care Series 2020, 0.23% 2/4/21, CP	2,200,000	2,199,960
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 0.16% 12/1/20, VRDN (a)(b)	700,000	700,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 0.28% 12/7/23, VRDN (a)	1,000,000	1,000,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.38% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	2,100,000	2,100,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	400,000	400,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.15% 12/1/20, VRDN (a)(b)	2,510,000	2,510,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XF 25 30, 0.21% 12/7/20 (Liquidity Facility Citibank NA) (a)(f)(h)	10,500,000	10,500,000
Series XF 25 23, 0.21% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	10,000,000	10,000,000
Series ZM 05 71, 0.21% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	5,230,000	5,230,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 85, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	3,300,000	3,300,000

TOTAL FLORIDA		64,329,167

Georgia - 0.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.15% 12/1/20, VRDN (a)	940,000	940,000
Series 2012, 0.16% 12/1/20, VRDN (a)(b)	6,125,000	6,125,000
Series 2018, 0.18% 12/1/20, VRDN (a)	1,700,000	1,700,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.46% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	400,000	400,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.17% 12/1/20, VRDN (a)	500,000	500,000
Series 2008, 0.17% 12/1/20, VRDN (a)	1,800,000	1,800,000
Monroe County Dev. Auth. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 0.16% 12/1/20, VRDN (a)(b)	500,000	500,000

TOTAL GEORGIA		11,965,000

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.23% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	2,900,000	2,900,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.28% 12/7/20 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,370,000	1,370,000
Illinois - 0.3%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.31% 12/3/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(h)	750,000	750,000
Series XM 08 79, 0.31% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	2,500,000	2,500,000
Series XM 08 84, 0.38% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	2,500,000	2,500,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.31% 12/7/20 (Liquidity Facility Citibank NA) (a)(f)(h)	2,300,000	2,300,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.29% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	900,000	900,000
Series XM 09 03, 0.31% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	300,000	300,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.34% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,280,000	1,280,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.46% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	3,600,000	3,600,000
Reg'l. Transn Auth. Extend Series 2005 B, 0.75% 12/7/20, VRDN (a)	1,690,000	1,690,000

TOTAL ILLINOIS		15,820,000

Kansas - 0.0%
Baldwin City BAN Series 2020 A, 4.4% 3/1/21	2,000,000	2,020,264
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,100,000	1,100,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.46% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	800,000	800,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.36% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	1,780,000	1,780,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. BAN Series 2020, 5% 10/20/21	20,000,000	20,849,446
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 0.18% 12/1/20, VRDN (a)(b)	400,000	400,000
Series 1999 C, 0.16% 12/1/20, VRDN (a)(b)	13,700,000	13,700,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.18% 12/1/20, VRDN (a)(b)	1,400,000	1,400,000
Series 2020 B1, 0.18% 12/1/20, VRDN (a)(b)	2,900,000	2,900,000

TOTAL KENTUCKY		42,929,446

Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.18% 12/7/20, VRDN (a)	230,000	230,000
Maryland - 0.5%
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.31%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	4,500,000	4,500,000
Maryland Econ. Dev. Corp. Student Hsg. Rev. Participating VRDN Series XF 28 32, 0.33% 12/7/20 (a)(f)(h)	14,985,000	14,985,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.12% 12/7/20, LOC Bank of America NA, VRDN (a)	1,050,000	1,050,000
Participating VRDN Series 005, 0.41% 12/3/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	2,720,000	2,720,000

TOTAL MARYLAND		23,255,000

Massachusetts - 0.5%
Ashland Gen. Oblig. BAN Series 2020, 1.75% 1/22/21	3,000,000	3,005,895
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.41% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	2,075,000	2,075,000
Massachusetts Health & Edl. Facilities Auth. Rev. Series 1997 P1, 0.1% 12/7/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000,000	5,000,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	13,000,000	13,190,345

TOTAL MASSACHUSETTS		23,271,240

Michigan - 0.3%
Michigan Fin. Auth. Rev. RAN Series 2020 A2, 4% 8/20/21, LOC JPMorgan Chase Bank	12,500,000	12,841,289
Minnesota - 0.0%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.34% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,000,000	1,000,000
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.13% 12/1/20, VRDN (a)(b)	12,030,000	12,030,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 09 21, 0.27% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	5,000,000	5,000,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.36% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	2,400,000	2,400,000

TOTAL MISSOURI		8,600,000

New Jersey - 0.4%
Brick Township Gen. Oblig. BAN Series 2020, 2% 6/22/21	2,000,000	2,018,952
Jersey City Gen. Oblig. BAN Series 2020, 2% 6/17/21	2,000,000	2,019,579
Mercer County Gen. Oblig. BAN Series 2020, 2% 6/10/21	5,000,000	5,046,936
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 11, 0.31% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,305,000	1,305,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 09 75, 0.46% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	800,000	800,000
Newark Gen. Oblig. BAN Series 2020 C, 2% 10/5/21	2,000,000	2,022,015
Summit Gen. Oblig. BAN Series 2020, 2.5% 10/22/21	2,800,000	2,854,808
Union County Gen. Oblig. BAN Series 2020, 4% 6/18/21	2,000,000	2,041,544

TOTAL NEW JERSEY		18,108,834

New York - 4.3%
Connetquot Central School District TAN Series 2020, 1.75% 6/25/21	5,000,000	5,042,155
Cortland Enlarged City School District RAN Series 2020, 1.5% 7/30/21	1,000,000	1,005,885
Erie County Gen. Oblig. RAN Series 2020, 3% 6/24/21	2,000,000	2,029,142
Middletown BAN Series 2020, 1.5% 8/26/21	1,932,434	1,950,329
Nassau County Gen. Oblig. RAN Series A, 2% 12/9/20	10,000,000	10,003,861
New York City Gen. Oblig.:
Series 2006, 0.24% 12/4/20 (FSA Insured), VRDN (a)	625,000	625,000
Series 2017 A, 0.12% 12/7/20 (Liquidity Facility Citibank NA), VRDN (a)	6,650,000	6,650,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2010 CC, 0.11% 12/7/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	15,000,000	15,000,000
Series 2014 BB1, 0.1% 12/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	12,885,000	12,885,000
New York Dorm. Auth. Rev. Participating VRDN Series XM 09 22, 0.17% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	1,600,000	1,600,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.41% 12/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(h)	2,100,000	2,100,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	12,060,000	12,195,213
5% 5/15/21	215,000	217,411
5% 5/15/21	5,505,000	5,566,720
Series 2018 C, 5% 9/1/21	4,030,000	4,104,271
Series 2019 B, 5% 5/15/22	15,310,000	15,853,352
Series 2019 D1, 5% 9/1/22	19,500,000	20,327,580
Participating VRDN:
Series XF 05 20, 0.56% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	1,425,000	1,425,000
Series XG 02 90, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	1,005,000	1,005,000
Series ZF 02 18, 0.48% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	4,200,000	4,200,000
New York Pwr. Auth. Series 1, 0.29% 7/13/21, CP	8,000,000	7,999,505
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	9,550,000	9,703,297
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.34% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,600,000	1,600,000
Series XM 08 31, 0.36% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(h)	2,000,000	2,000,000
Series XM 08 80, 0.31% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,500,000	1,500,000
Oyster Bay Gen. Oblig. BAN Series C, 4% 8/27/21	9,500,000	9,751,311
Port Washington Union Free School District BAN Series 2020, 1.5% 8/5/21	5,000,000	5,039,566
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.37% 12/7/20, LOC RBS Citizens NA, VRDN (a)	1,100,000	1,100,000
Riverhead Central School District TAN Series 2020 B, 1.5% 6/25/21	5,000,000	5,036,222
Rockland County Gen. Oblig. TAN Series 2020, 2% 4/1/21	3,000,000	3,017,276
Suffolk County Gen. Oblig.:
RAN Series 2020, 5% 3/19/21	2,000,000	2,025,704
TAN Series 2020 I, 3% 9/24/21	14,000,000	14,232,021
Syosset Central School District TAN Series 2020, 2% 6/25/21	5,000,000	5,048,657
Town of Colonie Albany County BAN Series 2020, 1.25% 3/12/21	5,987,000	5,993,831

TOTAL NEW YORK		197,833,309

Ohio - 0.6%
Coshocton City BAN Series 2020, 2.5% 2/18/21	1,245,000	1,250,849
Mahoning County BAN Series 2020, 1% 9/13/21	1,735,000	1,744,630
Mahoning County Sales Tax TAN Series 2020, 1% 9/13/21	1,025,000	1,030,287
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 50, 0.51% 1/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(h)	1,100,000	1,100,000
Series XF 10 92, 0.46% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	5,100,000	5,100,000
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Projs.) Series 2020 B, 0.1% 12/7/20, VRDN (a)	15,000,000	15,000,000
Sycamore Township BAN Series 2020, 1.55% 5/4/21	1,000,000	1,002,663
Tipp City BAN Series 2020 A, 2% 2/11/21	1,000,000	1,003,300

TOTAL OHIO		27,231,729

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 0.33% 12/7/20, VRDN (a)	3,760,000	3,760,000
Pennsylvania - 1.4%
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2006 93B, 0.14% 12/7/20 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)(b)	6,000,000	6,000,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.46% 1/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(h)	1,000,000	1,000,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 0.29% 12/7/23, VRDN (a)	10,210,000	10,210,000
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	9,500,000	9,707,653
Philadelphia School District TRAN Series 2020 A, 4% 6/30/21	17,645,000	18,031,734
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 0.09% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	20,000,000	20,000,000

TOTAL PENNSYLVANIA		64,949,387

South Carolina - 1.0%
Charleston County School District TAN (Sales Tax Proj. Phase IV) Series 2020 B, 5% 5/12/21	20,000,000	20,429,818
County Square Redev. Corp. BAN (Greenville County, SC Proj.) Series 2020, 2% 3/24/21	10,000,000	10,053,592
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.36% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(h)	1,600,000	1,600,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 03 84, 0.37% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	9,800,000	9,800,000
Series YX 11 57, 0.26% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	2,110,000	2,110,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.16% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(h)	265,000	265,000

TOTAL SOUTH CAROLINA		44,258,410

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series XG 03 02, 0.26% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	600,000	600,000
Tennessee - 0.8%
Blount County Pub. Bldg. Auth. Series D3A, 0.09% 12/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	20,000,000	20,000,000
Greeneville Health & Edl. Facilities Board Series 2018 B, 0.1% 12/7/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	800,000	800,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 0.22% 1/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	8,000,000	8,000,162
Tennessee Gen. Oblig.:
Series 2020, 0.3% 12/29/20 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	1,784,000	1,784,014
Series A:
0.25% 3/10/21 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	5,000,000	5,000,137
0.28% 12/10/20 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	2,000,000	1,999,995

TOTAL TENNESSEE		37,584,308

Texas - 3.4%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.36% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	8,000,000	8,000,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 0.23% 12/7/20 (Liquidity Facility Deutsche Bank AG) (a)(f)(h)	1,085,000	1,085,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 B3, 0.27% tender 1/6/21, CP mode	8,000,000	8,000,566
Series 2016 D, 0.13% 12/7/20, VRDN (a)	6,400,000	6,400,000
Houston Gen. Oblig. TRAN Series 2020:
4% 6/30/21	5,000,000	5,111,069
5% 6/30/21	11,000,000	11,306,840
Houston Util. Sys. Rev. Series 2004 B3, 0.1% 12/7/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,000,000	6,000,000
Hurst Participating VRDN Series XF 10 94, 0.46% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	1,600,000	1,600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.43% 12/7/20, VRDN (a)(b)	33,015,000	33,015,000
San Antonio Elec. & Gas Sys. Rev. Series A:
0.22% 1/28/21 (Liquidity Facility Bank of America NA), CP	5,000,000	5,000,000
0.25% 1/5/21 (Liquidity Facility Bank of America NA), CP	4,000,000	4,000,512
Texas Gen. Oblig. TRAN Series 2020, 4% 8/26/21	65,000,000	66,820,689
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.46% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(h)	1,800,000	1,800,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.46% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(h)	1,600,000	1,600,000

TOTAL TEXAS		159,739,676

Utah - 0.3%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.36% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(h)	700,000	700,000
Series Floaters XM 06 99, 0.46% 12/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(h)	11,030,000	11,030,000
Series XM 08 82, 0.38% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(h)	1,400,000	1,400,000

TOTAL UTAH		13,130,000

Virginia - 0.3%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.21% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(h)	14,490,000	14,490,000
Washington - 0.3%
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XG 02 96, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	7,985,000	7,985,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.46% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(h)	5,100,000	5,100,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(h)	1,500,000	1,500,000

TOTAL WASHINGTON		14,585,000

West Virginia - 0.0%
Putnam County W Solid Waste Dis Series 1991, 0.31% 12/3/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,030,000	1,030,000
Wisconsin - 0.4%
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 0.29% 12/7/20 (a)(f)(h)	1,060,000	1,060,000
Milwaukee School District RAN Series 2020 M8, 2% 7/1/21	10,000,000	10,104,291
Wisconsin Health & Edl. Facilities Series 2020 C, 0.31% 12/7/20, VRDN (a)	6,750,000	6,750,000

TOTAL WISCONSIN		17,914,291

Wyoming - 0.3%
Lincoln County Poll. Cont. Rev. (ExxonMobile Proj.) Series 2014, 0.12% 12/1/20, VRDN (a)	15,000,000	15,000,000
TOTAL MUNICIPAL NOTES
(Cost $1,043,093,211)		1,042,868,577

	Shares

Short-Term Funds - 12.4%
Federated Hermes Municipal Ultrashort Fund Institutional Shares	1,993,024	$20,013,751
JPMorgan Ultra-Short Municipal Fund Class I	55,221,047	556,075,852

TOTAL SHORT-TERM FUNDS
(Cost $575,547,181)		576,089,603

	Shares

Municipal Bond Funds - 0.1%
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 0.56%(a)(e)(i)
(Cost $6,800,000)	6,800,000	$6,800,000

	Shares	Value

Money Market Funds - 20.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (j)(k)	459,809,209	459,809,209
Fidelity Municipal Cash Central Fund .13% (l)(m)	110,524,948	110,536,000
Fidelity SAI Municipal Money Market Fund 1.19% (j)(k)	367,453,709	367,600,691
State Street Institutional U.S. Government Money Market Fund Premier Class .02% (j)	5,350,358	5,350,358
TOTAL MONEY MARKET FUNDS
(Cost $943,238,723)		943,296,258
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,642,096,191)		4,659,193,941
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(26,328,465)
NET ASSETS - 100%		$4,632,865,476

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,030,203 or 0.4% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,000,000 or 0.4% of net assets.

 (h) Coupon rates are determined by re-marketing agents based on current market conditions.

 (i) Non-income producing

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

 (k) Affiliated Fund

 (l) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series DBE 80 53, 0.71% 1/29/21 (Liquidity Facility Deutsche Bank AG New York Branch)	9/30/20	$10,200,000
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.31%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$4,500,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.46% 1/4/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$4,300,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$25,813
Total	$25,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	$249,972,338	$1,299,946,753	$1,090,109,882	$55,049	$--	$--	$459,809,209
Fidelity SAI Municipal Money Market Fund 1.19%	190,501,215	200,997,984	23,878,416	120,940	(133)	(19,959)	367,600,691
Total	$440,473,553	$1,500,944,737	$1,113,988,298	$175,989	$(133)	$(19,959)	$827,409,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,133,008,080	$--	$3,133,008,080	$--
Money Market Funds	943,296,258	943,296,258	--	--
Investment Companies	6,800,000	--	6,800,000	--
Short-Term Funds	576,089,603	576,089,603	--	--
Total Investments in Securities:	$4,659,193,941	$1,519,385,861	$3,139,808,080	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,704,207,826)	$3,721,248,041
Fidelity Central Funds (cost $110,536,000)	110,536,000
Other affiliated issuers (cost $827,352,365)	827,409,900
Total Investment in Securities (cost $4,642,096,191)		$4,659,193,941
Receivable for fund shares sold		38,007,103
Dividends receivable		15,379
Interest receivable		23,122,901
Distributions receivable from Fidelity Central Funds		7,501
Prepaid expenses		3,981
Other receivables		4,237
Total assets		4,720,355,043
Liabilities
Payable to custodian bank	$370,957
Payable for investments purchased
Regular delivery	51,492,116
Delayed delivery	30,620,214
Payable for fund shares redeemed	2,397,844
Distributions payable	2,238,469
Accrued management fee	258,829
Other payables and accrued expenses	111,138
Total liabilities		87,489,567
Net Assets		$4,632,865,476
Net Assets consist of:
Paid in capital		$4,616,113,288
Total accumulated earnings (loss)		16,752,188
Net Assets		$4,632,865,476
Net Asset Value, offering price and redemption price per share ($4,632,865,476 ÷ 461,114,520 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$516,725
Affiliated issuers		175,119
Interest		16,366,068
Income from Fidelity Central Funds		25,813
Total income		17,083,725
Expenses
Management fee	$5,936,105
Custodian fees and expenses	17,339
Independent trustees' fees and expenses	17,330
Registration fees	66,842
Audit	31,192
Legal	6,203
Miscellaneous	26,506
Total expenses before reductions	6,101,517
Expense reductions	(4,468,078)
Total expenses after reductions		1,633,439
Net investment income (loss)		15,450,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	403,478
Affiliated issuers	(133)
Capital gain distributions from underlying funds:
Affiliated issuers	870
Total net realized gain (loss)		404,215
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,164,378
Affiliated issuers	(19,959)
Total change in net unrealized appreciation (depreciation)		10,144,419
Net gain (loss)		10,548,634
Net increase (decrease) in net assets resulting from operations		$25,998,920

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,450,286	$53,942,535
Net realized gain (loss)	404,215	413,520
Change in net unrealized appreciation (depreciation)	10,144,419	(2,002,641)
Net increase (decrease) in net assets resulting from operations	25,998,920	52,353,414
Distributions to shareholders	(15,356,313)	(55,246,709)
Share transactions
Proceeds from sales of shares	1,926,616,227	1,047,372,777
Reinvestment of distributions	7,817	3,699,668
Cost of shares redeemed	(672,891,801)	(1,095,565,154)
Net increase (decrease) in net assets resulting from share transactions	1,253,732,243	(44,492,709)
Total increase (decrease) in net assets	1,264,374,850	(47,386,004)
Net Assets
Beginning of period	3,368,490,626	3,415,876,630
End of period	$4,632,865,476	$3,368,490,626
Other Information
Shares
Sold	191,879,742	104,544,855
Issued in reinvestment of distributions	778	368,964
Redeemed	(66,994,035)	(109,355,545)
Net increase (decrease)	124,886,485	(4,441,726)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Tax-Sensitive Short Duration Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.03	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.044	.159	.174	.053
Net realized and unrealized gain (loss)	.030	(.006)	.042	(.014)
Total from investment operations	.074	.153	.216	.039
Distributions from net investment income	(.044)	(.159)	(.173)	(.049)
Distributions from net realized gain	–	(.004)	(.003)	–
Total distributions	(.044)	(.163)	(.176)	(.049)
Net asset value, end of period	$10.05	$10.02	$10.03	$9.99
Total ReturnC,D	.74%	1.53%	2.19%	.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.37%	.52%G
Expenses net of fee waivers, if any	.09%G	.09%	.12%	.26%G,H
Expenses net of all reductions	.09%G	.09%	.12%	.26%G,H
Net investment income (loss)	.87%G	1.59%	1.74%	1.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,632,865	$3,368,491	$3,415,877	$3,219,118
Portfolio turnover rateI	131%G	81%	57%	180%J

 A For the period December 28, 2017 (commencement of operations) to May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Tax-Sensitive Short Duration Fund	$4,237

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, defaulted bonds, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,196,561
Gross unrealized depreciation	(1,596,547)
Net unrealized appreciation (depreciation)	$16,600,014
Tax cost	$4,642,593,927

The Fund elected to defer to its next fiscal year approximately $209,233 of capital losses recognized during the period November 1, 2019 to May 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	2,888,259,066	1,871,645,862

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Wells Capital Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Tax-Sensitive Short Duration Fund	$3,728

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $4,430,070.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $38,008.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 100% of the total outstanding shares of Fidelity SAI Municipal Money Market Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Strategic Advisers Tax-Sensitive Short Duration Fund	.09%
Actual		$1,000.00	$1,007.40	$.45
Hypothetical-C		$1,000.00	$1,024.62	$.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Tax-Sensitive Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with FIAM LLC, T. Rowe Price Associates, Inc., and Wells Capital Management, Inc. (Wells Cap) (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2020 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved an amendment to the fund's sub-advisory agreement with Wells Cap (Amendment) to implement a new fee schedule, effective July 1, 2020, resulting in the same or lower fees at all asset levels. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with Wells Cap. The Board also noted that the amended sub-advisory agreement with Wells Cap would not result in changes to the nature, extent, and quality of the services that Wells Cap provides to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendment, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendment, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendment is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process. The Board also considered the Investment Advisers' investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following chart considered by the Board shows, over the one-year period ended December 31, 2019, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Tax-Sensitive Short Duration Fund

The Board reviewed the fund’s relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period ended December 31, 2019. The Board also noted that the fund had out-performed 90% of its peers for the one-year period ended December 31, 2019. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Tax-Sensitive Short Duration Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2019.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amendments to Sub-Subadvisory Agreements

Strategic Advisers Tax-Sensitive Short Duration Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve non-material amendments to the sub-subadvisory agreements (Sub-Subadvisory Agreements) among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, Sub-Subadvisers), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amendments) to clarify the compensation that FIAM pays the Sub-Subadvisers for providing non-discretionary services. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it had approved the annual renewal of the Sub-Subadvisory Agreements at its September 2019 meeting and that no material contract terms are impacted by the Amendments. The Board considered that the Amendments will not change (i) the nature, extent and quality of the sub-advisory or sub-subadvisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

The Board also considered that FIAM, and not the fund, compensates the Sub-Subadvisers under the terms of the Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the Amendments will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM, and the Trust on behalf of the fund.

Because the Board was approving Amendments under which the fund will not bear any additional management fees or expenses, it did not consider the competitiveness of management fee and total expenses or the possible realization of economies of scale to be significant factors in its decision. In addition, because the Amendments were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amendments. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amendments will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

The Board noted that in connection with future annual contract renewals, it will consider: (i) the nature, extent, and quality of services provided to the fund, including administrative services and investment performance; (ii) the historical investment performance of the fund; (iii) the competitiveness of the fund's management fees and total expenses; (iv) the costs of services and profitability; (v) the potential fall-out benefits to Strategic Advisers and its affiliates from their relationships with the fund; and (vi) the possible realization of economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amendments are in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amendments does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on November 2, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
ROBERT A. LAWRENCE
Affirmative	204,250,982,594.51	96.530
Withheld	7,343,512,146.85	3.470
TOTAL	211,594,494,741.36	100.000
CHARLES S. MORRISON
Affirmative	204,349,460,488.43	96.576
Withheld	7,245,034,252.93	3.424
TOTAL	211,594,494,741.36	100.000
PETER C. ALDRICH
Affirmative	203,499,803,652.67	96.175
Withheld	8,094,691,088.69	3.825
TOTAL	211,594,494,741.36	100.000
MARY C. FARRELL
Affirmative	204,011,925,737.22	96.417
Withheld	7,582,569,004.14	3.583
TOTAL	211,594,494,741.36	100.00
KAREN KAPLAN
Affirmative	204,297,547,550.53	96.552
Withheld	7,296,947,190.83	3.448
TOTAL	211,594,494,741.36	100.000
CHRISTINE MARCKS
Affirmative	204,700,871,317.72	96.743
Withheld	6,893,623,423.64	3.257
TOTAL	211,594,494,741.36	100.000
HEIDI L. STEIGER
Affirmative	204,406,589,957.28	96.603
Withheld	7,187,904,784.08	3.397
TOTAL	211,594,494,741.36	100.000

PROPOSAL 2

To approve the conversion of a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	2,144,720,745.71	79.830
Against	185,985,124.90	6.923
Abstain	355,906,306.35	13.247
Broker Non-Vote	0.00	0.000
TOTAL	2,686,612,176.96	100.000
Proposal 1 reflects trust wide proposal and voting results.

TSS-SANN-0121
1.9885905.102

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2020

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI U.S. Quality Index Fund	10.4
Fidelity Growth Company Fund	9.9
Fidelity SAI U.S. Large Cap Index Fund	8.4
Fidelity Contrafund	5.7
Fidelity Large Cap Value Enhanced Index Fund	5.5
Fidelity Magellan Fund	4.4
Fidelity SAI U.S. Value Index Fund	3.4
Fidelity Small Cap Index Fund	3.4
Fidelity SAI U.S. Low Volatility Index Fund	2.2
Fidelity SAI U.S. Momentum Index Fund	2.1
55.4

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Common Stocks	42.6%
Preferred Stocks	0.2%
Large Blend Funds	10.6%
Large Growth Funds	32.5%
Large Value Funds	8.9%
Small Blend Funds	4.1%
Small Growth Funds	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 42.6%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.4%
GCI Liberty, Inc. (a)	213,600	$19,463,232
Liberty Global PLC Class C (a)	352,200	7,621,608
Verizon Communications, Inc.	2,124,692	128,352,644
Vonage Holdings Corp.(a)	479,697	6,168,903
		161,606,387
Entertainment - 0.7%
Activision Blizzard, Inc.	580,138	46,109,368
Cinemark Holdings, Inc. (b)	487,000	7,524,150
Electronic Arts, Inc.	196,900	25,153,975
Liberty Media Corp. Liberty Formula One Group Series C (a)	366,800	15,324,904
Lions Gate Entertainment Corp. Class B (a)	1,023,200	9,188,336
Netflix, Inc. (a)	102,900	50,493,030
Nihon Falcom Corp.	5,000	64,683
Nintendo Co. Ltd. ADR	210,300	14,920,785
Sea Ltd. ADR (a)	24,800	4,473,176
Spotify Technology SA (a)	22,900	6,672,373
Take-Two Interactive Software, Inc. (a)	37,798	6,822,917
The Walt Disney Co.	772,494	114,336,837
Vivendi SA	1,115,989	33,455,678
Warner Music Group Corp. Class A	85,900	2,553,807
		337,094,019
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (a)	154,342	270,777,605
Class C (a)	53,141	93,567,484
Dip Corp.	60,000	1,393,682
Facebook, Inc. Class A (a)	755,000	209,112,350
InterActiveCorp (a)	79,300	11,259,807
Match Group, Inc. (a)	106,076	14,766,840
Wise Talent Information Technology Co. Ltd. (a)	1,100,103	2,770,385
ZIGExN Co. Ltd.	695,603	2,165,786
Zoominfo Technologies, Inc. (b)	116,000	5,945,000
		611,758,939
Media - 1.2%
AMC Networks, Inc. Class A (a)(b)	20,000	659,400
Comcast Corp. Class A	6,182,078	310,587,599
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	315,135
Discovery Communications, Inc. Class A (a)(b)	1,240,100	33,371,091
F@N Communications, Inc.	26,900	107,361
Fox Corp. Class A	382,633	11,035,136
Hyundai HCN	486,513	1,437,349
Interpublic Group of Companies, Inc.	3,746,503	83,472,087
Liberty Broadband Corp. Class C (a)	194,800	30,651,780
News Corp. Class A	1,007,700	17,785,905
Nippon Television Network Corp.	70,700	769,033
Pico Far East Holdings Ltd.	1,000,000	182,926
Trenders, Inc.	10,000	68,276
ViacomCBS, Inc.:
Class A	285,656	10,420,731
Class B	327,600	11,557,728
WOWOW INC.	100,000	2,714,189
WPP PLC	2,130,900	20,532,829
		535,668,555
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	33,400	1,388,166
T-Mobile U.S., Inc.	658,775	87,577,549
		88,965,715

TOTAL COMMUNICATION SERVICES		1,735,093,615

CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.5%
Adient PLC (a)	200,000	6,258,000
Aptiv PLC	298,500	35,431,950
BorgWarner, Inc.	1,639,564	63,697,061
Compagnie Plastic Omnium	50,000	1,722,181
Cooper-Standard Holding, Inc. (a)	30,000	1,017,600
DaikyoNishikawa Corp.	150,000	983,651
Dana, Inc.	934,400	15,735,296
DTR Automotive Corp.	11,829	255,570
Eagle Industry Co. Ltd.	71,400	614,958
G-Tekt Corp.	599,800	7,966,972
Gentex Corp.	64,000	2,086,400
Hi-Lex Corp.	100,300	1,148,252
Hyundai Mobis	97,500	21,461,047
IJT Technology Holdings Co. Ltd.	350,000	1,624,779
Lear Corp.	492,300	70,374,285
Linamar Corp.	260,000	11,975,976
Strattec Security Corp.	16,610	735,823
Topre Corp.	47,750	594,318
TPR Co. Ltd.	276,100	3,453,817
		247,137,936
Automobiles - 0.1%
General Motors Co.	860,589	37,728,222
Renault SA	60,000	2,382,110
		40,110,332
Distributors - 0.0%
Arata Corp.	25,000	1,186,376
Harima-Kyowa Co. Ltd. (b)	24,500	395,869
LKQ Corp. (a)	133,700	4,708,914
Yagi & Co. Ltd.	60,045	801,528
		7,092,687
Diversified Consumer Services - 0.2%
Afya Ltd. (a)	142,784	3,786,632
Heian Ceremony Service Co. Ltd.	164,900	1,284,294
MegaStudy Co. Ltd.	79,794	856,591
Multicampus Co. Ltd.	33,128	1,017,581
Service Corp. International	712,942	34,677,499
ServiceMaster Global Holdings, Inc. (a)	668,900	32,796,167
		74,418,764
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. (a)	240,261	16,366,579
Darden Restaurants, Inc.	224,700	24,263,106
Las Vegas Sands Corp.	589,300	32,829,903
Marriott International, Inc. Class A	289,200	36,690,804
McDonald's Corp.	173,000	37,617,120
Starbucks Corp.	91,802	8,998,432
The Restaurant Group PLC (a)	1,119,900	960,808
Wendy's Co.	978,650	21,520,514
		179,247,266
Household Durables - 0.4%
Cuckoo Holdings Co. Ltd.	22,347	1,931,262
FJ Next Co. Ltd.	421,800	3,961,223
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	470,713	4,768,018
Iida Group Holdings Co. Ltd.	68,900	1,380,739
Lennar Corp. Class A	283,900	21,536,654
Mohawk Industries, Inc. (a)	581,250	73,138,688
Newell Brands, Inc.	506,100	10,759,686
Pressance Corp. (b)	50,000	836,832
Sony Corp.	43,700	4,072,205
Sony Corp. sponsored ADR	76,700	7,155,343
Toll Brothers, Inc.	547,685	25,932,885
Whirlpool Corp.	237,916	46,300,833
		201,774,368
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	59,900	15,775,264
Amazon.com, Inc. (a)	89,400	283,222,776
Expedia, Inc.	94,276	11,736,419
Hyundai Home Shopping Network Corp.	4,861	319,237
NS Shopping Co. Ltd.	21,105	248,458
Ocado Group PLC (a)	30,400	893,797
Papyless Co. Ltd.	1,000	22,849
The Booking Holdings, Inc. (a)	38,982	79,073,038
		391,291,838
Leisure Products - 0.1%
Brunswick Corp.	365,092	27,250,467
Hasbro, Inc.	347,900	32,365,137
		59,615,604
Multiline Retail - 0.2%
Big Lots, Inc.	2,000	103,340
Dollar General Corp.	156,100	34,120,338
Dollar Tree, Inc. (a)	302,500	33,045,100
Macy's, Inc. (b)	50,000	510,500
Max Stock Ltd.	250,000	1,064,875
Ryohin Keikaku Co. Ltd.	1,000	20,522
		68,864,675
Specialty Retail - 1.0%
Arc Land Sakamoto Co. Ltd.	30,000	513,652
AT-Group Co. Ltd.	152,100	2,120,823
Bed Bath & Beyond, Inc. (b)	361,700	7,581,232
Best Buy Co., Inc.	377,000	41,017,600
Burlington Stores, Inc. (a)	237,745	51,956,792
Dick's Sporting Goods, Inc.	256,600	14,577,446
Dunelm Group PLC	200,000	3,216,649
Five Below, Inc. (a)	148,900	23,287,960
Foot Locker, Inc.	800,000	29,920,000
Gap, Inc.	5,000	104,800
Genesco, Inc. (a)	35,000	1,097,950
Hibbett Sports, Inc. (a)	115,000	4,733,400
Hour Glass Ltd.	1,871,200	1,067,344
JB Hi-Fi Ltd.	5,000	167,767
John David Group PLC	875,000	8,978,833
Ku Holdings Co. Ltd.	47,500	362,961
Lookers PLC (c)	828,728	232,012
Lowe's Companies, Inc.	536,416	83,584,341
Mandarake, Inc. (b)	30,000	141,565
Sally Beauty Holdings, Inc. (a)	1,038,800	11,946,200
Samse SA	2,200	394,680
The Buckle, Inc.	25,000	670,500
The Home Depot, Inc.	257,000	71,294,370
TJX Companies, Inc.	663,200	42,119,832
Tokatsu Holdings Co. Ltd.	18,700	72,984
Ulta Beauty, Inc. (a)	126,000	34,700,400
Urban Outfitters, Inc. (a)	350,000	9,583,000
Williams-Sonoma, Inc.	238,300	26,086,701
		471,531,794
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	125,000	4,422,500
Columbia Sportswear Co.	487,700	39,957,261
Embry Holdings Ltd.	280,000	36,186
Fossil Group, Inc. (a)	30,000	318,000
G-III Apparel Group Ltd. (a)	100,000	2,037,000
Levi Strauss & Co. Class A	1,426,600	26,235,174
NIKE, Inc. Class B	420,900	56,695,230
PVH Corp.	560,400	44,546,196
Sitoy Group Holdings Ltd.	2,613,000	128,005
Tapestry, Inc.	1,097,300	31,075,536
Ted Baker PLC	418,192	759,627
VF Corp.	425,800	35,511,720
Wolverine World Wide, Inc.	3,000	86,580
		241,809,015

TOTAL CONSUMER DISCRETIONARY		1,982,894,279

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Anheuser-Busch InBev SA NV ADR (b)	76,200	5,081,016
Boston Beer Co., Inc. Class A (a)	15,900	14,800,356
Britvic PLC	588,000	6,406,327
C&C Group PLC (United Kingdom)	4,373,700	12,792,558
Constellation Brands, Inc. Class A (sub. vtg.)	268,800	55,329,792
Diageo PLC sponsored ADR	85,863	13,304,472
Keurig Dr. Pepper, Inc.	145,700	4,436,565
Monster Beverage Corp. (a)	535,400	45,391,212
The Coca-Cola Co.	754,292	38,921,467
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,291,955
		197,755,720
Food & Staples Retailing - 0.8%
Amsterdam Commodities NV	40,700	1,029,957
Halows Co. Ltd.	11,868	392,794
Kroger Co.	1,302,600	42,985,800
Nihon Chouzai Co. Ltd.	13,400	194,347
OM2 Network Co. Ltd.	70,900	899,046
Performance Food Group Co. (a)	723,063	31,366,473
Qol Holdings Co. Ltd.	100,000	993,183
Retail Partners Co. Ltd.	154,400	2,190,301
Sapporo Clinical Laboratory	8,900	119,316
Satoh & Co. Ltd. (b)	12,300	172,901
Sysco Corp.	1,083,191	77,220,686
U.S. Foods Holding Corp. (a)	1,899,100	59,783,668
Walgreens Boots Alliance, Inc.	1,100,000	41,811,000
Walmart, Inc.	569,200	86,968,068
YAKUODO Holdings Co. Ltd.	1,000	23,016
		346,150,556
Food Products - 0.4%
Axyz Co. Ltd.	17,100	529,077
Changshouhua Food Co. Ltd. (a)	2,467,000	1,333,591
Freshpet, Inc. (a)	99,900	13,674,312
Ingredion, Inc.	175,000	13,501,250
JC Comsa Corp.	39,900	175,882
Kaneko Seeds Co. Ltd.	88,900	1,314,908
Lamb Weston Holdings, Inc.	16,400	1,187,032
Lotte Samkang Co. Ltd.	1,500	429,627
Mondelez International, Inc.	1,674,200	96,182,790
Origin Enterprises PLC	150,000	641,199
Pickles Corp.	45,000	1,259,042
Post Holdings, Inc. (a)	281,377	26,578,871
Prima Meat Packers Ltd.	14,600	404,940
S Foods, Inc.	27,400	823,330
Shinobu Food Products Co. Ltd.	29,100	159,670
Toyo Sugar Refining Co. Ltd.	39,400	458,054
Tyson Foods, Inc. Class A	577,200	37,633,440
		196,287,015
Household Products - 0.5%
Colgate-Palmolive Co.	4,300	368,252
Procter & Gamble Co.	1,417,000	196,778,790
Spectrum Brands Holdings, Inc.	183,113	12,237,442
		209,384,484
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	227,700	55,859,364
Hengan International Group Co. Ltd.	280,000	1,925,830
Unilever PLC	74,100	4,474,021
		62,259,215
Tobacco - 0.4%
Altria Group, Inc.	3,641,702	145,048,991
British American Tobacco PLC sponsored ADR	710,607	25,091,533
KT&G Corp.	23,699	1,763,764
Scandinavian Tobacco Group A/S (d)	32,565	501,117
		172,405,405

TOTAL CONSUMER STAPLES		1,184,242,395

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	161,000	3,013,920
Geospace Technologies Corp. (a)	25,000	155,250
High Arctic Energy Services, Inc.	362,600	307,123
Hoegh LNG Partners LP (b)	368,400	4,907,088
Liberty Oilfield Services, Inc. Class A	206,309	1,918,674
National Oilwell Varco, Inc.	78,500	962,410
Oceaneering International, Inc. (a)	555,508	3,371,934
SBM Offshore NV	191,300	3,567,782
Subsea 7 SA (a)	1,485,400	14,068,478
TechnipFMC PLC	169,600	1,409,376
		33,682,035
Oil, Gas & Consumable Fuels - 1.4%
Africa Oil Corp. (a)(b)	2,222,500	1,865,346
Aker BP ASA	84,400	1,895,086
Apache Corp.	618,800	7,976,332
Baytex Energy Corp. (a)(b)	2,463,500	1,251,952
Black Stone Minerals LP	84,600	593,892
Bonterra Energy Corp. (b)	218,300	267,265
Cabot Oil & Gas Corp.	2,098,600	36,767,472
Canadian Natural Resources Ltd.	546,500	12,468,465
Cenovus Energy, Inc. (Canada)	4,678,214	23,198,351
Cheniere Energy, Inc. (a)	40,700	2,307,283
Chevron Corp.	114,900	10,016,982
China Petroleum & Chemical Corp.:
(H Shares)	27,500,100	12,354,135
sponsored ADR (H Shares)	9,600	432,768
CNOOC Ltd. sponsored ADR	19,400	1,915,362
CNX Resources Corp. (a)	175,000	1,646,750
ConocoPhillips Co.	125,700	4,972,692
Delek U.S. Holdings, Inc.	550,000	7,309,500
Enterprise Products Partners LP	118,000	2,289,200
EQT Corp.	1,250,000	18,600,000
Equinor ASA sponsored ADR	1,578,160	24,208,974
Exxon Mobil Corp.	4,388,145	167,319,969
Frontline Ltd. (NY Shares) (b)	10,000	62,500
GasLog Partners LP (b)	152,822	401,922
Golar LNG Partners LP	778,067	2,155,246
Hess Corp.	1,365,830	64,439,859
Husky Energy, Inc.	1,800,000	7,304,227
Imperial Oil Ltd. (b)	200,000	3,461,923
Kosmos Energy Ltd.	7,013,100	12,343,056
Magellan Midstream Partners LP	93,500	3,847,525
Magnolia Oil & Gas Corp. Class A (a)	5,070,100	31,688,125
Marathon Oil Corp.	422,000	2,498,240
Marathon Petroleum Corp.	28,500	1,108,080
MEG Energy Corp. (a)	1,947,925	5,474,649
Motor Oil (HELLAS) Corinth Refineries SA	111,300	1,428,374
Murphy Oil Corp.	300,000	3,018,000
NuVista Energy Ltd.(a)(b)	5,000	3,773
Oil & Natural Gas Corp. Ltd.	11,500,000	12,063,539
Parex Resources, Inc. (a)	2,013,600	27,598,429
Phillips 66 Co.	356,400	21,590,712
QEP Resources, Inc.	1,000,000	1,610,000
Renewable Energy Group, Inc. (a)	151,400	8,793,312
Royal Dutch Shell PLC Class B sponsored ADR	604,995	19,632,088
Seven Generations Energy Ltd. (a)	5,000	20,790
Sinopec Kantons Holdings Ltd.	5,064,000	1,879,612
Southwestern Energy Co. (a)	5,028,284	15,637,963
Star Petroleum Refining PCL	2,366,800	594,831
Teekay LNG Partners LP	1,342,300	15,906,255
Thai Oil PCL (For. Reg.)	468,100	735,276
The Williams Companies, Inc.	77,800	1,632,244
Total SA sponsored ADR	961,946	40,536,404
Tsakos Energy Navigation Ltd.	10,000	88,100
Unit Corp. (a)(b)(c)	1,616,500	65,468
Valero Energy Corp.	142,900	7,683,733
Whiting Petroleum Corp. (a)	311	7,041
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	1,220	4,099
warrants 9/1/25 (a)	610	2,031
World Fuel Services Corp.	100,000	2,842,000
		657,817,202

TOTAL ENERGY		691,499,237

FINANCIALS - 6.1%
Banks - 2.2%
Bank of America Corp.	8,739,990	246,118,118
BankUnited, Inc.	732,898	20,894,922
Citigroup, Inc.	787,400	43,362,118
Comerica, Inc.	202,100	9,943,320
Credit Agricole Atlantique Vendee	7,800	1,121,309
Cullen/Frost Bankers, Inc.	107,900	9,053,889
East West Bancorp, Inc.	5,000	213,600
EFG Eurobank Ergasias SA (a)	8,822,100	5,142,891
First Horizon National Corp.	3,174,770	38,795,689
FNB Corp., Pennsylvania	56,100	495,363
Gunma Bank Ltd.	468,400	1,451,070
Hirogin Holdings, Inc.	65,700	364,153
Huntington Bancshares, Inc.	536,400	6,479,712
JPMorgan Chase & Co.	1,274,409	150,227,333
KeyCorp	512,595	7,924,719
M&T Bank Corp.	426,898	49,729,348
NIBC Holding NV (a)(d)	660,726	5,858,520
Northrim Bancorp, Inc.	5,000	158,850
Ogaki Kyoritsu Bank Ltd.	51,400	1,155,718
PacWest Bancorp	1,183,259	27,522,604
PNC Financial Services Group, Inc.	660,743	91,228,786
Shinsei Bank Ltd.	82,500	975,026
Signature Bank	31,700	3,556,423
Skandiabanken ASA (d)	110,600	884,474
Societe Generale Series A	113,700	2,254,415
Sumitomo Mitsui Financial Group, Inc.	650,000	18,689,168
Synovus Financial Corp.	92,800	2,929,696
TCF Financial Corp.	925,600	31,100,160
The Keiyo Bank Ltd.	148,400	647,961
The San-In Godo Bank Ltd.	142,300	740,640
Truist Financial Corp.	845,585	39,252,056
U.S. Bancorp	680,875	29,420,609
Unicaja Banco SA (d)	2,100,000	1,654,595
Van Lanschot NV (Bearer)	5,800	137,693
Wells Fargo & Co.	6,745,623	184,492,789
Yamaguchi Financial Group, Inc.	127,800	792,547
		1,034,770,284
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	206,400	17,981,568
Bank of New York Mellon Corp.	1,449,300	56,696,616
BlackRock, Inc. Class A	67,400	47,068,790
Cboe Global Markets, Inc.	99,500	9,086,340
Daou Data Corp.	1,000	11,321
Goldman Sachs Group, Inc.	100,000	23,058,000
Intercontinental Exchange, Inc.	217,400	22,937,874
Invesco Ltd.	417,000	6,767,910
KKR & Co. LP	425,799	16,150,556
Lazard Ltd. Class A	821,963	30,675,659
Morgan Stanley	1,245,974	77,038,572
Northern Trust Corp.	514,212	47,883,421
Raymond James Financial, Inc.	111,047	10,099,725
State Street Corp.	886,190	62,458,671
StepStone Group, Inc. Class A	272,400	7,387,488
Virtu Financial, Inc. Class A	631,100	14,382,769
		449,685,280
Consumer Finance - 1.0%
360 Finance, Inc. ADR (a)	177,800	2,204,720
Aeon Credit Service (Asia) Co. Ltd.	3,946,000	2,673,238
Ally Financial, Inc.	1,074,300	31,852,995
Capital One Financial Corp.	1,377,400	117,960,536
Discover Financial Services	2,108,734	160,622,269
Encore Capital Group, Inc. (a)	16,726	571,026
First Cash Financial Services, Inc.	479,410	30,797,298
Navient Corp.	92,600	867,662
OneMain Holdings, Inc.	1,233,859	48,108,162
Santander Consumer U.S.A. Holdings, Inc.	185,300	4,095,130
Shriram Transport Finance Co. Ltd.	369,861	5,309,267
SLM Corp.	741,800	7,870,498
Synchrony Financial	1,300,000	39,611,000
		452,543,801
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	2	687,376
Class B (a)	1,032,000	236,235,120
Fuyo General Lease Co. Ltd.	100,000	6,094,387
Jaws Acquisition Corp. (a)	520,000	5,943,600
Ricoh Leasing Co. Ltd.	114,000	3,159,021
Voya Financial, Inc.	655,210	37,759,752
		289,879,256
Insurance - 1.1%
AFLAC, Inc.	950,000	41,733,500
Allstate Corp.	99,900	10,224,765
American International Group, Inc.	804,171	30,912,333
Arthur J. Gallagher & Co.	101,800	11,748,738
ASR Nederland NV	92,500	3,427,888
Assurant, Inc.	233,930	30,205,042
Brown & Brown, Inc.	583,782	26,287,703
BRP Group, Inc. (a)	441,200	12,993,340
Chubb Ltd.	408,072	60,325,284
Db Insurance Co. Ltd.	280,000	11,113,918
Fairfax Financial Holdings Ltd. (sub. vtg.)	15,400	5,281,558
First American Financial Corp.	164,700	7,978,068
Genworth Financial, Inc. Class A (a)	324,100	1,471,414
Hartford Financial Services Group, Inc.	322,300	14,245,660
Hyundai Fire & Marine Insurance Co. Ltd.	212,600	4,276,856
Lincoln National Corp.	56,000	2,644,320
Marsh & McLennan Companies, Inc.	160,100	18,353,864
MetLife, Inc.	1,050,000	48,478,500
NN Group NV	150,203	6,070,442
Prudential Financial, Inc.	75,000	5,671,500
Reinsurance Group of America, Inc.	131,700	15,182,376
Sul America SA unit	10,188	81,429
The Travelers Companies, Inc.	808,800	104,860,920
Willis Towers Watson PLC	70,500	14,677,395
		488,246,813
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	188,500	1,272,989
Essent Group Ltd.	807,230	35,405,108
Genworth Mortgage Insurance Ltd.	400,000	778,093
MGIC Investment Corp.	2,499,919	29,899,031
Radian Group, Inc.	669,802	12,645,862
		80,001,083

TOTAL FINANCIALS		2,795,126,517

HEALTH CARE - 6.7%
Biotechnology - 1.4%
AbbVie, Inc.	81,507	8,524,002
ADC Therapeutics SA (a)(b)	237,600	8,864,856
Alexion Pharmaceuticals, Inc. (a)	647,560	79,073,552
Alnylam Pharmaceuticals, Inc. (a)	107,600	13,978,316
Amgen, Inc.	272,100	60,417,084
Arcutis Biotherapeutics, Inc. (a)	100,000	2,712,000
Argenx SE ADR (a)	66,000	18,930,120
Ascendis Pharma A/S sponsored ADR (a)	112,000	18,897,760
Aurinia Pharmaceuticals, Inc. (a)	973,200	14,792,640
Blueprint Medicines Corp. (a)	412,498	44,582,784
Cell Biotech Co. Ltd.	75,959	1,349,901
Crinetics Pharmaceuticals, Inc. (a)	69,800	933,226
Deciphera Pharmaceuticals, Inc. (a)	295,500	18,261,900
Essex Bio-Technology Ltd.	500,000	267,948
Exelixis, Inc. (a)	200,000	3,832,000
Fate Therapeutics, Inc. (a)	60,000	3,507,900
Generation Bio Co.	120,000	5,786,400
Gilead Sciences, Inc.	325,000	19,717,750
Gritstone Oncology, Inc. (a)(b)	310,600	947,330
Heron Therapeutics, Inc. (a)	29,900	518,167
ImmunoGen, Inc. (a)	3,117,000	16,987,650
Innovent Biologics, Inc. (a)(d)	750,000	4,926,054
Insmed, Inc. (a)	292,700	11,418,227
Intercept Pharmaceuticals, Inc. (a)	177,782	6,313,039
Neurocrine Biosciences, Inc. (a)	100,000	9,494,000
Prelude Therapeutics, Inc. (b)	140,000	7,205,800
PTC Therapeutics, Inc. (a)	582,500	36,447,025
Regeneron Pharmaceuticals, Inc. (a)	143,500	74,050,305
Revolution Medicines, Inc.	118,000	5,148,340
Sarepta Therapeutics, Inc. (a)	276,992	39,017,093
Shattuck Labs, Inc.	150,000	5,424,000
Stoke Therapeutics, Inc. (a)	70,000	3,646,300
Turning Point Therapeutics, Inc. (a)	332,400	35,400,600
uniQure B.V. (a)	25,303	1,216,568
United Therapeutics Corp. (a)	93,800	12,441,632
Vaxcyte, Inc. (b)	192,600	6,182,460
Vertex Pharmaceuticals, Inc. (a)	40,000	9,110,000
Xencor, Inc. (a)	118,000	4,993,760
Zentalis Pharmaceuticals, Inc.	120,000	6,115,200
Zymeworks, Inc. (a)	112,620	5,929,443
		627,363,132
Health Care Equipment & Supplies - 0.8%
A&T Corp.	21,000	305,804
Atricure, Inc. (a)	327,500	14,239,700
Axonics Modulation Technologies, Inc. (a)(b)	422,000	18,521,580
Becton, Dickinson & Co.	143,887	33,790,423
Boston Scientific Corp. (a)	1,948,457	64,591,350
Danaher Corp.	280,000	62,896,400
DexCom, Inc. (a)	10,000	3,196,800
Fukuda Denshi Co. Ltd.	85,000	6,090,003
Genmark Diagnostics, Inc. (a)	600,000	8,022,000
Hologic, Inc. (a)	330,000	22,812,900
InBody Co. Ltd.	55,000	880,679
Insulet Corp. (a)	105,000	27,059,550
Intuitive Surgical, Inc. (a)	20,500	14,884,025
Masimo Corp. (a)	40,000	10,179,600
Meridian Bioscience, Inc. (a)	15,000	283,500
Penumbra, Inc. (a)(b)	110,000	24,409,000
STERIS PLC	125,649	24,352,033
Tandem Diabetes Care, Inc. (a)	371,300	34,857,644
Value Added Technology Co. Ltd.	15,000	300,401
Vieworks Co. Ltd.	115,000	3,034,451
		374,707,843
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	120,000	3,944,400
AmerisourceBergen Corp.	48,800	5,031,768
Anthem, Inc.	457,900	142,645,008
Cardinal Health, Inc.	476,644	26,019,996
Centene Corp. (a)	1,907,200	117,578,880
Cigna Corp.	1,118,721	233,969,310
Covetrus, Inc. (a)	165,800	4,479,087
CVS Health Corp.	1,822,013	123,514,261
HCA Holdings, Inc.	20,000	3,002,200
Humana, Inc.	169,500	67,888,140
Laboratory Corp. of America Holdings (a)	80,000	15,987,200
LHC Group, Inc. (a)	182,800	35,887,296
McKesson Corp.	293,853	52,867,093
MEDNAX, Inc. (a)	125,000	2,526,250
Patterson Companies, Inc.	101,000	2,803,760
Progyny, Inc. (a)	386,255	13,708,190
Quest Diagnostics, Inc.	3,700	458,726
Tokai Corp.	150,000	2,919,980
UnitedHealth Group, Inc.	804,528	270,594,948
Universal Health Services, Inc. Class B	250,000	32,645,000
		1,158,471,493
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	50,000	9,287,000
Phreesia, Inc. (a)	1,051,100	46,416,576
		55,703,576
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	40,000	6,124,400
Avantor, Inc. (a)	764,500	20,855,560
Bio-Rad Laboratories, Inc. Class A (a)	28,000	15,078,000
Bruker Corp.	631,750	31,972,868
ICON PLC (a)	5,200	1,013,376
Lonza Group AG	20,000	12,583,456
Maravai LifeSciences Holdings, Inc.	140,000	3,941,000
PRA Health Sciences, Inc. (a)	195,500	21,935,100
Sotera Health Co.	140,000	3,788,400
Thermo Fisher Scientific, Inc.	47,500	22,086,550
		139,378,710
Pharmaceuticals - 1.5%
AstraZeneca PLC (United Kingdom)	365,000	38,191,729
Bayer AG	792,925	45,683,374
Bristol-Myers Squibb Co.	3,452,727	215,450,165
Bristol-Myers Squibb Co. rights (a)	727,000	857,860
Daito Pharmaceutical Co. Ltd.	17,200	595,385
Dawnrays Pharmaceutical Holdings Ltd.	8,622,000	1,224,449
Eli Lilly & Co.	320,000	46,608,000
Genomma Lab Internacional SA de CV (a)	1,000,000	977,227
GlaxoSmithKline PLC sponsored ADR	1,466,463	53,951,174
Intra-Cellular Therapies, Inc. (a)	44,700	1,056,708
Jazz Pharmaceuticals PLC (a)	64,800	9,118,008
Johnson & Johnson	467,255	67,602,453
Korea United Pharm, Inc.	77,800	3,670,606
Nektar Therapeutics (a)(b)	194,000	3,179,660
Nippon Chemiphar Co. Ltd.	10,400	246,207
Pliant Therapeutics, Inc. (b)	176,500	4,857,280
Roche Holding AG (participation certificate)	306,336	100,615,161
Royalty Pharma PLC	178,000	7,582,800
Sanofi SA	100,000	10,079,883
Sanofi SA sponsored ADR	1,178,595	59,165,469
Taro Pharmaceutical Industries Ltd. (a)	11,200	790,720
Theravance Biopharma, Inc. (a)	180,000	2,986,200
UCB SA	64,000	6,848,814
Viatris, Inc. (a)	200,000	3,364,000
		684,703,332

TOTAL HEALTH CARE		3,040,328,086

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.4%
Airbus Group NV	69,000	7,213,780
Axon Enterprise, Inc. (a)	94,900	11,927,981
General Dynamics Corp.	66,294	9,901,009
HEICO Corp. Class A	257,546	28,523,220
Huntington Ingalls Industries, Inc.	42,731	6,845,079
Lockheed Martin Corp.	121,200	44,238,000
MTU Aero Engines Holdings AG	1,700	400,339
Raytheon Technologies Corp.	79,568	5,706,617
Safran SA (a)	25,500	3,717,237
The Boeing Co.	199,895	42,119,875
Vectrus, Inc. (a)	5,000	238,350
		160,831,487
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	816,000	25,083,840
Deutsche Post AG	253,900	12,247,695
FedEx Corp.	151,823	43,509,435
Onelogix Group Ltd. (a)	574,686	92,403
United Parcel Service, Inc. Class B	544,836	93,205,095
XPO Logistics, Inc. (a)	92,600	9,878,568
		184,017,036
Airlines - 0.1%
Delta Air Lines, Inc.	471,500	18,977,875
Hawaiian Holdings, Inc.	2,000	40,520
JetBlue Airways Corp. (a)	958,200	14,459,238
Ryanair Holdings PLC sponsored ADR (a)	46,700	4,846,059
		38,323,692
Building Products - 0.6%
Apogee Enterprises, Inc.	50,000	1,312,000
Carrier Global Corp.	303,319	11,547,354
Fortune Brands Home & Security, Inc.	1,144,329	95,551,472
Johnson Controls International PLC	139,493	6,422,258
KVK Corp.	5,500	93,344
Nihon Dengi Co. Ltd.	113,700	4,234,367
Nihon Flush Co. Ltd.	40,000	524,709
Owens Corning	389,500	28,382,865
Trane Technologies PLC	737,300	107,822,752
		255,891,121
Commercial Services & Supplies - 0.0%
VSE Corp.	1,000	34,200
Construction & Engineering - 0.0%
Arcadis NV	44,800	1,368,332
Boustead Projs. Pte Ltd.	2,180,500	1,268,158
Joban Kaihatsu Co. Ltd.	1,400	114,101
Kawasaki Setsubi Kogyo Co. Ltd.	35,000	166,553
Meisei Industrial Co. Ltd.	425,200	3,157,514
Raiznext Corp.	450,800	4,801,877
Seikitokyu Kogyo Co. Ltd.	158,000	1,220,979
Watanabe Sato Co. Ltd.	4,900	99,250
		12,196,764
Electrical Equipment - 0.7%
Acuity Brands, Inc.	101,352	12,032,509
Aichi Electric Co. Ltd. (b)	231,450	4,991,659
AMETEK, Inc.	705,400	83,611,062
Emerson Electric Co.	506,400	38,901,648
Gerard Perrier Industrie SA (b)	5,000	391,698
Hubbell, Inc. Class B	65,950	10,656,861
Iwabuchi Corp.	3,500	185,950
Regal Beloit Corp.	287,600	34,235,904
Sensata Technologies, Inc. PLC (a)	28,000	1,367,240
Siemens Energy AG (a)	155,750	4,607,577
Soltec Power Holdings SA	28,122	200,467
Sunrun, Inc. (a)	1,365,010	87,469,841
Terasaki Electric Co. Ltd.	33,600	334,284
Vertiv Holdings Co.	670,853	12,551,660
Vertiv Holdings LLC (e)	600,000	11,226,000
Vestas Wind Systems A/S	186,500	38,011,218
		340,775,578
Industrial Conglomerates - 0.9%
3M Co.	77,251	13,343,565
Carlisle Companies, Inc.	249,120	36,080,050
General Electric Co.	25,650,164	261,118,670
Mytilineos SA	239,500	3,116,327
Reunert Ltd.	56,900	136,240
Roper Technologies, Inc.	135,000	57,645,000
Siemens AG	311,400	41,563,980
		413,003,832
Machinery - 0.9%
Caterpillar, Inc.	21,700	3,766,903
Colfax Corp. (a)	887,100	32,006,568
Conrad Industries, Inc. (a)	5,400	59,400
Crane Co.	5,000	347,650
Cummins, Inc.	29,942	6,921,692
Epiroc AB Class A	47,400	787,883
Flowserve Corp.	665,658	22,685,625
Fortive Corp.	1,152,005	80,790,111
Fukushima Industries Corp.	10,000	420,687
Haitian International Holdings Ltd.	1,290,000	3,494,821
Hy-Lok Corp.	14,316	176,929
IDEX Corp.	300,027	57,950,215
ITT, Inc.	730,500	53,056,215
Koike Sanso Kogyo Co. Ltd.	2,200	48,302
Nakanishi Manufacturing Co. Ltd.	24,600	229,250
Nansin Co. Ltd.	32,900	160,896
Oshkosh Corp.	447,300	36,007,650
Otis Worldwide Corp.	762,004	51,008,548
Pentair PLC	359,200	18,613,744
Sakura Rubber Co. Ltd.	20,800	860,593
Stanley Black & Decker, Inc.	181,732	33,495,025
The Hanshin Diesel Works Ltd.	4,500	78,763
Westinghouse Air Brake Co.	170,895	12,526,604
Yamada Corp.	22,300	516,345
		416,010,419
Marine - 0.0%
Japan Transcity Corp.	280,300	1,514,387
Professional Services - 0.0%
ABIST Co. Ltd.	40,000	1,145,557
Altech Corp.	10,000	199,620
Bertrandt AG	50,000	2,276,620
Career Design Center Co. Ltd.	50,000	471,050
Dun & Bradstreet Holdings, Inc. (a)	147,100	3,943,751
Equifax, Inc.	15,000	2,503,500
Gakujo Co. Ltd.	10,000	103,832
McMillan Shakespeare Ltd.	46,017	400,616
Outsourcing, Inc.	105,000	1,433,270
Quick Co. Ltd.	20,000	215,328
Robert Half International, Inc.	5,000	320,900
SaraminHR Co. Ltd.	29,600	683,578
SHL-JAPAN Ltd.	34,800	824,243
		14,521,865
Road & Rail - 0.6%
Autohellas SA	51,600	328,519
CSX Corp.	864,700	77,866,235
Daqin Railway Co. Ltd. (A Shares)	2,952,141	3,042,380
J.B. Hunt Transport Services, Inc.	51,690	6,992,623
Knight-Swift Transportation Holdings, Inc. Class A	579,569	23,930,404
Landstar System, Inc.	357,520	46,985,278
Lyft, Inc. (a)	709,683	27,088,600
Meitetsu Transport Co. Ltd.	15,000	321,855
NANSO Transport Co. Ltd.	76,500	868,417
Nikkon Holdings Co. Ltd.	150,000	2,910,808
Old Dominion Freight Lines, Inc.	251,700	51,185,712
Ryder System, Inc.	192,542	11,402,337
Schneider National, Inc. Class B	1,260,600	26,346,540
STEF-TFE Group	15,000	1,285,828
Tohbu Network Co. Ltd.	42,500	375,691
Uber Technologies, Inc. (a)	67,372	3,345,694
Utoc Corp.	136,300	604,837
		284,881,758
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	50,000	1,838,000
Air Lease Corp. Class A	895,000	32,730,150
Beacon Roofing Supply, Inc. (a)	129,300	4,705,227
Beijer Ref AB (B Shares)	28,900	988,929
Canox Corp.	81,539	474,166
Daiichi Jitsugyo Co. Ltd.	5,900	227,529
Green Cross Co. Ltd.	81,100	726,528
HD Supply Holdings, Inc. (a)	1,371,780	76,517,888
Howden Joinery Group PLC	26,900	225,138
Itochu Corp.	1,926,200	50,831,026
Kamei Corp.	300,000	3,366,532
Mitani Shoji Co. Ltd.	56,600	3,675,846
Mitsubishi Corp.	447,900	10,406,154
MSC Industrial Direct Co., Inc. Class A	5,000	416,600
Narasaki Sangyo Co. Ltd.	25,000	502,492
Nishikawa Keisoku Co. Ltd.	9,300	395,167
Pla Matels Corp.	49,800	367,299
Sam Yung Trading Co. Ltd.	2,000	24,808
Shinsho Corp.	137,000	2,435,781
Totech Corp.	1,000	24,075
United Rentals, Inc. (a)	68,200	15,480,036
		206,359,371
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200,400	1,520,651
Qingdao Port International Co. Ltd. (H Shares) (d)	4,884,814	3,033,279
		4,553,930

TOTAL INDUSTRIALS		2,332,915,440

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.	1,828,300	78,653,466
CommScope Holding Co., Inc. (a)	414,600	4,913,010
F5 Networks, Inc. (a)	225,000	36,632,250
Juniper Networks, Inc.	50,000	1,088,500
Lumentum Holdings, Inc. (a)	2,400	207,312
		121,494,538
Electronic Equipment & Components - 0.7%
Ai Holdings Corp.	5,000	92,958
Avnet, Inc.	847,600	25,724,660
CDW Corp.	10,900	1,422,341
Cognex Corp.	269,300	20,235,202
Corning, Inc.	127,200	4,759,824
Daido Signal Co. Ltd.	121,700	688,976
Elematec Corp.	159,000	1,457,790
FLEXium Interconnect, Inc.	101,316	425,548
Flextronics International Ltd. (a)	3,268,893	53,054,133
HAGIAWARA ELECTRIC Co. Ltd.	60,080	1,387,893
Hon Hai Precision Industry Co. Ltd. (Foxconn)	600,000	1,728,386
II-VI, Inc. (a)	104,523	7,070,981
Insight Enterprises, Inc. (a)	96,948	6,929,843
Jabil, Inc.	1,938,897	74,104,643
Kingboard Chemical Holdings Ltd.	1,678,800	6,414,224
Makus, Inc. (f)	1,300,684	5,585,155
Methode Electronics, Inc. Class A	20,000	700,400
New Cosmos Electric Co. Ltd.	11,000	172,807
PAX Global Technology Ltd.	7,756,000	4,819,706
Redington India Ltd.	517,144	911,700
Riken Kieki Co. Ltd.	102,000	2,731,248
ScanSource, Inc. (a)	119,631	3,002,738
Solid State PLC	6,000	50,590
TE Connectivity Ltd.	493,600	56,255,592
Thinking Electronic Industries Co. Ltd.	400,000	2,044,102
Trimble, Inc. (a)	457,800	27,408,486
Vontier Corp. (a)	51,202	1,698,370
		310,878,296
IT Services - 1.5%
Amadeus IT Holding SA Class A	80,100	5,508,032
Amdocs Ltd.	579,700	38,150,057
Avant Corp.	300,000	3,173,684
CACI International, Inc. Class A (a)	91,000	21,593,390
Capgemini SA	291,400	40,541,279
Cielo SA	600,000	397,581
Cognizant Technology Solutions Corp. Class A	646,700	50,526,671
Data Applications Co. Ltd.	11,000	164,187
DXC Technology Co.	45,312	992,786
E-Credible Co. Ltd.	125,000	2,751,416
Edenred SA	118,700	6,783,126
Enea Data AB (a)	67,600	1,365,622
FDM Group Holdings PLC	5,000	68,253
Fidelity National Information Services, Inc.	510,912	75,824,450
Fiserv, Inc. (a)	35,400	4,077,372
FleetCor Technologies, Inc. (a)	15,800	4,190,318
Future Corp.	35,000	596,297
Gartner, Inc. (a)	196,242	29,828,784
Genpact Ltd.	817,101	33,215,156
Global Payments, Inc.	74,832	14,606,458
GoDaddy, Inc. (a)	534,104	42,482,632
Hexaware Technologies Ltd.	100,000	641,892
IBM Corp.	56,282	6,951,953
IFIS Japan Ltd.	15,300	115,621
Korea Information & Communication Co. Ltd. (a)	162,407	1,286,340
Liveramp Holdings, Inc. (a)	48,300	2,826,033
MasterCard, Inc. Class A	288,716	97,155,821
MongoDB, Inc. Class A (a)	9,600	2,758,176
PayPal Holdings, Inc. (a)	352,738	75,528,261
Sabre Corp.	383,000	4,308,750
Snowflake Computing, Inc. (b)	9,700	3,160,648
Tech Mahindra Ltd.	50,000	588,185
Tessi SA (a)	107	14,365
The Western Union Co.	26,000	586,560
Twilio, Inc. Class A (a)	10,100	3,232,909
Unisys Corp. (a)	422,500	6,160,050
Visa, Inc. Class A	498,851	104,933,308
WEX, Inc. (a)	142,400	24,669,376
		711,755,799
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	312,795	28,983,585
Analog Devices, Inc.	87,326	12,145,300
Applied Materials, Inc.	434,514	35,838,715
Array Technologies, Inc. (b)	822,555	37,492,057
Broadcom, Inc.	10,300	4,136,274
Cirrus Logic, Inc. (a)	377,895	30,269,390
Intel Corp.	69,800	3,374,830
Lam Research Corp.	87,300	39,517,218
Marvell Technology Group Ltd.	622,911	28,834,550
Micron Technology, Inc. (a)	690,950	44,282,986
Miraial Co. Ltd.	51,000	592,584
NVIDIA Corp.	156,309	83,791,003
NXP Semiconductors NV	474,042	75,097,734
ON Semiconductor Corp. (a)	1,221,311	35,112,691
Phison Electronics Corp.	300,000	3,391,670
Qualcomm, Inc.	996,332	146,630,180
Sanken Electric Co. Ltd.	64,089	2,330,843
Semtech Corp. (a)	57,600	3,886,272
Sitronix Technology Corp.	100,000	490,025
STMicroelectronics NV (France)	54,000	2,127,293
Systems Technology, Inc.	25,000	360,841
Topco Scientific Co. Ltd.	100,000	425,271
Xilinx, Inc.	79,071	11,508,784
		630,620,096
Software - 3.1%
Adobe, Inc. (a)	36,579	17,501,954
Asiainfo Technologies Ltd. (d)	256,000	387,692
Autodesk, Inc. (a)	130,487	36,566,372
Blackbaud, Inc.	366,800	20,207,012
CENIT AG (a)	20,000	309,851
Ceridian HCM Holding, Inc. (a)	324,600	31,297,932
Cloudflare, Inc. (a)	311,529	23,389,597
Cresco Ltd.	92,900	1,137,592
Cyient Ltd.	1,000,000	6,591,139
Digital Turbine, Inc. (a)	66,400	2,986,672
Dynatrace, Inc. (a)	133,502	5,075,746
Elastic NV (a)	381,386	47,215,587
Encourage Technologies Co. Ltd.	5,900	43,944
Envestnet, Inc. (a)	100	8,026
FireEye, Inc. (a)	891,300	13,396,239
HubSpot, Inc. (a)	73,800	29,101,554
LivePerson, Inc. (a)	292,506	17,088,201
Microsoft Corp.	2,927,981	626,792,893
Nortonlifelock, Inc.	3,036,683	55,358,731
Nuance Communications, Inc. (a)	662,600	28,577,938
Nucleus Software Exports Ltd. (a)	16,048	119,991
Oracle Corp.	185,678	10,717,334
Parametric Technology Corp. (a)	384,343	41,451,393
Pluralsight, Inc. (a)	1,544,300	25,295,634
Proofpoint, Inc. (a)	310,120	32,094,319
Rapid7, Inc. (a)	189,800	14,223,612
RealPage, Inc. (a)	721,200	49,755,588
RingCentral, Inc. (a)	11,795	3,503,705
Salesforce.com, Inc. (a)	249,670	61,368,886
SAP SE sponsored ADR (b)	335,901	40,697,765
Sinosoft Tech Group Ltd. (a)	12,500,000	2,120,147
SS&C Technologies Holdings, Inc.	111,395	7,674,002
SurveyMonkey (a)	1,378,053	29,324,968
System Research Co. Ltd.	70,000	1,097,645
Telos Corp.	62,000	1,244,340
Tenable Holdings, Inc. (a)	427,500	15,394,275
Toho System Science Co. Ltd. (b)	12,100	107,753
Verint Systems, Inc. (a)	177,000	10,081,920
VMware, Inc. Class A (a)(b)	35,200	4,924,128
Workday, Inc. Class A (a)	95,623	21,495,094
Workiva, Inc. (a)	257,393	19,301,901
Yext, Inc. (a)	1,466,888	27,885,541
Zendesk, Inc. (a)	190,467	25,427,345
Zensar Technologies Ltd.	25,000	76,335
		1,408,418,293
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	3,669,668	436,873,975
Dell Technologies, Inc. (a)	10,000	690,300
Elecom Co. Ltd.	50,000	2,289,891
HP, Inc.	1,485,098	32,568,199
MCJ Co. Ltd.	350,000	3,224,504
NetApp, Inc.	140,000	7,463,400
Samsung Electronics Co. Ltd.	355,980	21,419,430
Seagate Technology LLC	150,000	8,821,500
TSC Auto ID Technology Corp.	50,000	339,517
Western Digital Corp.	395,021	17,728,542
Xerox Holdings Corp.	31,556	690,761
		532,110,019

TOTAL INFORMATION TECHNOLOGY		3,715,277,041

MATERIALS - 1.4%
Chemicals - 0.5%
Albemarle Corp. U.S.	203,300	27,642,701
Amyris, Inc. (a)(b)	919,943	2,686,234
Balchem Corp.	179,100	18,570,879
C. Uyemura & Co. Ltd.	74,000	5,138,571
Cabot Corp.	10,000	414,100
CF Industries Holdings, Inc.	30,000	1,119,000
DuPont de Nemours, Inc.	1,035,751	65,708,043
Innospec, Inc.	174,911	14,393,426
Isamu Paint Co. Ltd.	3,800	109,024
KPC Holdings Corp.	7,154	411,743
Linde PLC	93,200	23,898,344
Livent Corp. (a)	1,174,645	17,819,365
NOF Corp.	21,600	955,860
Nutrien Ltd.	178,751	8,822,622
Olin Corp.	1,418,400	31,048,776
PPG Industries, Inc.	55,748	8,182,134
Scientex Bhd	590,400	1,724,536
Toho Acetylene Co. Ltd.	103,800	1,225,696
Yara International ASA	50,300	2,038,845
Yip's Chemical Holdings Ltd.	450,000	175,990
		232,085,889
Construction Materials - 0.2%
Kunimine Industries Co. Ltd.	5,000	52,524
Mitani Sekisan Co. Ltd.	16,400	653,901
Summit Materials, Inc. (a)	3,163,900	60,114,100
Vulcan Materials Co.	217,100	30,318,015
		91,138,540
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	504,130	47,514,253
Mayr-Melnhof Karton AG	11,200	1,967,628
Silgan Holdings, Inc.	18,100	611,780
		50,093,661
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (a)	101,800	1,848,688
BHP Billiton Ltd. sponsored ADR (b)	406,112	22,656,988
Chubu Steel Plate Co. Ltd.	169,800	1,271,441
CI Resources Ltd. (a)	136,202	96,980
CK-SAN-ETSU Co. Ltd.	51,900	1,908,772
Commercial Metals Co.	908,500	18,088,235
Compania de Minas Buenaventura SA sponsored ADR	168,400	1,869,240
Freeport-McMoRan, Inc.	3,006,285	70,317,006
Labrador Iron Ore Royalty Corp.	4,700	95,144
Lundin Mining Corp.	3,286,700	26,269,305
Mount Gibson Iron Ltd.	5,500,000	3,027,956
Newmont Corp.	1,534,500	90,259,290
Pacific Metals Co. Ltd. (b)	58,300	1,029,667
Perenti Global Ltd.	2,508,411	2,402,895
Rio Tinto PLC sponsored ADR	15,000	974,550
Royal Gold, Inc.	104,500	11,544,115
St Barbara Ltd.	681,138	1,224,974
Teck Resources Ltd. Class B (sub. vtg.)	150,000	2,370,062
		257,255,308

TOTAL MATERIALS		630,573,398

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.	40,000	6,549,200
American Tower Corp.	178,486	41,265,963
Apartment Investment & Management Co. Class A	776,477	23,566,077
CoreSite Realty Corp.	199,142	24,970,415
Corporate Office Properties Trust (SBI)	155,400	4,138,302
CubeSmart	168,100	5,468,293
CyrusOne, Inc.	354,400	24,776,104
Digital Realty Trust, Inc.	85,500	11,521,125
Douglas Emmett, Inc.	118,300	3,663,751
Empire State Realty Trust, Inc.	2,234,326	20,220,650
Equinix, Inc.	26,600	18,561,214
Healthcare Trust of America, Inc.	219,477	5,712,986
Kilroy Realty Corp.	79,900	4,886,684
Lexington Corporate Properties Trust	1,973,500	20,149,435
Medical Properties Trust, Inc.	1,139,130	22,099,122
Mid-America Apartment Communities, Inc.	62,900	7,935,464
Outfront Media, Inc.	1,846,540	34,973,468
Potlatch Corp.	467,093	21,738,508
Prologis (REIT), Inc.	216,600	21,670,830
SBA Communications Corp. Class A	45,600	13,095,408
Simon Property Group, Inc.	338,000	27,908,660
Uniti Group, Inc.	1,018,800	10,473,264
Ventas, Inc.	218,000	10,444,380
VICI Properties, Inc.	124,700	3,153,663
Weyerhaeuser Co.	599,900	17,421,096
		406,364,062
Real Estate Management & Development - 0.3%
Arealink Co. Ltd.	25,000	226,164
CBRE Group, Inc. (a)	1,141,500	69,791,310
Cushman & Wakefield PLC (a)	613,400	9,139,660
Howard Hughes Corp. (a)	337,600	24,553,648
KE Holdings, Inc. ADR (a)	247,500	16,169,175
Newmark Group, Inc.	554,485	3,892,485
Nisshin Group Holdings Co.	64,700	232,866
		124,005,308

TOTAL REAL ESTATE		530,369,370

UTILITIES - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	143,800	12,207,182
Duke Energy Corp.	660,000	61,155,600
Edison International	207,100	12,707,656
Entergy Corp.	178,400	19,418,840
Evergy, Inc.	850,964	47,151,915
Exelon Corp.	1,538,766	63,197,120
FirstEnergy Corp.	438,400	11,643,904
NextEra Energy, Inc.	444,800	32,732,832
PG&E Corp. (a)	4,484,046	56,947,384
PNM Resources, Inc.	621,300	30,512,043
Portland General Electric Co.	515,400	21,327,252
PPL Corp.	2,237,700	63,595,434
Southern Co.	1,563,266	93,561,470
		526,158,632
Gas Utilities - 0.1%
Atmos Energy Corp.	255,700	24,519,073
Busan City Gas Co. Ltd.	60,816	2,759,576
China Resource Gas Group Ltd.	764,000	3,682,236
Enagas SA	56,000	1,368,122
Hokuriku Gas Co.	6,200	184,717
Keiyo Gas Co. Ltd.	3,000	104,399
Seoul City Gas Co. Ltd.	13,199	1,133,534
South Jersey Industries, Inc.	661,500	15,227,730
YESCO Co. Ltd.	25,028	774,420
		49,753,807
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	42,000	2,665,740
Sunnova Energy International, Inc. (a)	372,700	15,098,077
The AES Corp.	908,100	18,561,564
Vistra Corp.	1,204,500	22,500,060
		58,825,441
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	582,044	13,497,600
Dominion Energy, Inc.	708,717	55,627,197
MDU Resources Group, Inc.	1,251,900	31,222,386
NiSource, Inc.	771,500	18,670,300
Sempra Energy	103,200	13,155,936
		132,173,419

TOTAL UTILITIES		766,911,299

TOTAL COMMON STOCKS
(Cost $15,523,697,061)		19,405,230,677

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	100,000	6,351,217
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	1,437,090	79,210,298
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	40,600	517,371
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $66,776,527)		86,078,886

Equity Funds - 56.7%
Large Blend Funds - 10.6%
Fidelity SAI U.S. Large Cap Index Fund (g)	196,983,793	3,831,334,780
Fidelity SAI U.S. Low Volatility Index Fund(g)	60,870,221	987,314,988

TOTAL LARGE BLEND FUNDS		4,818,649,768

Large Growth Funds - 32.5%
Fidelity Contrafund (g)	149,235,022	2,611,612,889
Fidelity Growth Company Fund (g)	131,113,457	4,519,480,855
Fidelity Magellan Fund (g)	157,842,612	1,999,865,897
Fidelity SAI U.S. Momentum Index Fund (g)	58,971,854	960,061,791
Fidelity SAI U.S. Quality Index Fund (g)	292,210,745	4,745,502,484

TOTAL LARGE GROWTH FUNDS		14,836,523,916

Large Value Funds - 8.9%
Fidelity Large Cap Value Enhanced Index Fund (g)	180,590,509	2,481,313,595
Fidelity SAI U.S. Value Index Fund (g)	159,361,716	1,560,151,197

TOTAL LARGE VALUE FUNDS		4,041,464,792

Small Blend Funds - 4.1%
Fidelity Small Cap Discovery Fund (g)	12,932,562	302,880,603
Fidelity Small Cap Index Fund (g)	67,062,539	1,554,509,647

TOTAL SMALL BLEND FUNDS		1,857,390,250

Small Growth Funds - 0.6%
Fidelity Small Cap Growth Fund (g)	9,244,346	299,331,931
TOTAL EQUITY FUNDS
(Cost $20,733,854,126)		25,853,360,657

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (g)
(Cost $6,694,501)	851,569	8,464,593

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (h)	206,020,650	206,061,854
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	198,745,630	198,765,504
TOTAL MONEY MARKET FUNDS
(Cost $404,823,596)		404,827,358
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $36,735,845,811)		45,757,962,171
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(193,810,596)
NET ASSETS - 100%		$45,564,151,575

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,245,731 or 0.0% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,226,000 or 0.0% of net assets.

 (f) Affiliated company

 (g) Affiliated Fund

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$6,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$163,210
Fidelity Securities Lending Cash Central Fund	1,397,275
Total	$1,560,485

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affili- ate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contra- fund	$2,344,964,212	$--	$243,690,170	$--	$58,353,191	$451,985,656	$2,611,612,889
Fidelity Gro- wth Co- mpa- ny Fund	3,188,414,591	99,999,999	78,000,000	--	11,514,890	1,297,551,375	4,519,480,855
Fidelity Lar- ge Cap Value En- han- ced Index Fund	1,962,505,180	150,000,001	--	--	--	368,808,414	2,481,313,595
Fidelity Ma- gellan Fund	1,734,440,075	--	61,999,999	--	6,267,862	321,157,959	1,999,865,897
Fidelity SAI Infla- tion-Foc- used Fund	7,015,345	194,502	--	194,501	--	1,254,746	8,464,593
Fidelity SAI U.S. Lar- ge Cap Index Fund	2,085,384,411	4,360,394,341	3,090,863,772	14,104,623	309,851,010	166,568,790	3,831,334,780
Fidelity SAI U.S. Low Volatil- ity Index Fund	615,258,296	282,150,540	--	--	--	89,906,152	987,314,988
Fidelity SAI U.S. Momen- tum Index Fund	654,081,230	326,737,347	120,000,000	76,737,347	(5,963,340)	105,206,554	960,061,791
Fidelity SAI U.S. Qua- lity Index Fund	3,701,607,976	664,979,599	--	254,979,605	--	378,914,909	4,745,502,484
Fidelity SAI U.S. Value Index Fund	1,201,926,152	195,258,986	--	20,258,986	--	162,966,059	1,560,151,197
Fidelity Sm- all Cap Dis- cov- ery Fund	183,429,936	59,999,999	--	--	--	59,450,668	302,880,603
Fidelity Sm- all Cap Gro- wth Fund	173,905,565	74,044,088	--	14,044,089	--	51,382,278	299,331,931
Makus, Inc.	1,881,048	2,455,713	--	--	--	1,248,394	5,585,155
Fidelity Sm- all Cap Index Fund	962,441,329	242,231,906	--	2,231,906	--	349,836,412	1,554,509,647
	18,817,255,346	6,458,447,021	3,594,553,941	382,551,057	380,023,613	3,806,238,366	25,867,410,405

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,735,093,615	$1,669,480,621	$65,612,994	$--
Consumer Discretionary	1,989,245,496	1,929,628,222	59,385,262	232,012
Consumer Staples	1,184,242,395	1,146,361,579	37,880,816	--
Energy	691,499,237	644,176,763	47,257,006	65,468
Financials	2,795,126,517	2,725,249,105	69,877,412	--
Health Care	3,040,328,086	2,809,749,839	230,578,247	--
Industrials	2,332,915,440	2,099,841,508	233,073,932	--
Information Technology	3,794,487,339	3,694,283,592	100,203,747	--
Materials	630,573,398	613,948,499	16,624,899	--
Real Estate	530,369,370	529,910,340	459,030	--
Utilities	767,428,670	762,089,196	5,339,474	--
Equity Funds	25,853,360,657	25,853,360,657	--	--
Other	8,464,593	8,464,593	--	--
Money Market Funds	404,827,358	404,827,358	--	--
Total Investments in Securities:	$45,757,962,171	$44,891,371,872	$866,292,819	$297,480

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $191,313,151) — See accompanying schedule: Unaffiliated issuers (cost $15,585,327,005)	$19,485,724,408
Fidelity Central Funds (cost $404,823,596)	404,827,358
Other affiliated issuers (cost $20,745,695,210)	25,867,410,405
Total Investment in Securities (cost $36,735,845,811)		$45,757,962,171
Cash		757,779
Foreign currency held at value (cost $742,969)		743,444
Receivable for investments sold		85,143,403
Receivable for fund shares sold		66,305,187
Dividends receivable		29,553,032
Distributions receivable from Fidelity Central Funds		80,192
Prepaid expenses		35,324
Other receivables		137,002
Total assets		45,940,717,534
Liabilities
Payable for investments purchased	$158,994,758
Payable for fund shares redeemed	13,356,889
Accrued management fee	4,495,353
Other payables and accrued expenses	957,083
Collateral on securities loaned	198,761,876
Total liabilities		376,565,959
Net Assets		$45,564,151,575
Net Assets consist of:
Paid in capital		$35,553,136,747
Total accumulated earnings (loss)		10,011,014,828
Net Assets		$45,564,151,575
Net Asset Value, offering price and redemption price per share ($45,564,151,575 ÷ 3,517,313,275 shares)		$12.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$149,074,210
Affiliated issuers		94,372,340
Income from Fidelity Central Funds (including $1,397,275 from security lending)		1,560,485
Total income		245,007,035
Expenses
Management fee	$73,090,619
Custodian fees and expenses	150,122
Independent trustees' fees and expenses	189,004
Registration fees	1,101,496
Audit	43,396
Legal	62,911
Miscellaneous	153,707
Total expenses before reductions	74,791,255
Expense reductions	(49,567,601)
Total expenses after reductions		25,223,654
Net investment income (loss)		219,783,381
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	302,766,232
Fidelity Central Funds	(493)
Other affiliated issuers	380,023,613
Foreign currency transactions	(75,599)
Written options	243,257
Capital gain distributions from underlying funds:
Affiliated issuers	288,178,717
Total net realized gain (loss)		971,135,727
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $374,352)	3,049,645,234
Affiliated issuers	3,806,238,366
Assets and liabilities in foreign currencies	119,044
Written options	178,456
Total change in net unrealized appreciation (depreciation)		6,856,181,100
Net gain (loss)		7,827,316,827
Net increase (decrease) in net assets resulting from operations		$8,047,100,208

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$219,783,381	$592,082,136
Net realized gain (loss)	971,135,727	46,009,684
Change in net unrealized appreciation (depreciation)	6,856,181,100	2,317,613,529
Net increase (decrease) in net assets resulting from operations	8,047,100,208	2,955,705,349
Distributions to shareholders	–	(835,651,420)
Share transactions
Proceeds from sales of shares	8,703,929,356	15,476,810,855
Reinvestment of distributions	–	788,436,934
Cost of shares redeemed	(4,616,871,737)	(7,367,011,490)
Net increase (decrease) in net assets resulting from share transactions	4,087,057,619	8,898,236,299
Total increase (decrease) in net assets	12,134,157,827	11,018,290,228
Net Assets
Beginning of period	33,429,993,748	22,411,703,520
End of period	$45,564,151,575	$33,429,993,748
Other Information
Shares
Sold	745,841,823	1,518,664,437
Issued in reinvestment of distributions	–	71,866,316
Redeemed	(394,524,056)	(730,138,079)
Net increase (decrease)	351,317,767	860,392,674

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity U.S. Total Stock Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$9.72	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.22	.18	.01
Net realized and unrealized gain (loss)	2.32	.94	(.20)	(.05)
Total from investment operations	2.39	1.16	(.02)	(.04)
Distributions from net investment income	–	(.17)	(.09)C	–
Distributions from net realized gain	–	(.16)	(.13)C	–
Total distributions	–	(.32)D	(.22)	–
Net asset value, end of period	$12.95	$10.56	$9.72	$9.96
Total ReturnE,F	22.63%	11.84%	(.04)%	(.40)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.38%I	.39%	.42%	.54%I
Expenses net of fee waivers, if any	.13%I	.14%	.17%	.29%I,J
Expenses net of all reductions	.13%I	.14%	.17%	.29%I,J
Net investment income (loss)	1.13%I	2.14%	1.81%	.55%I
Supplemental Data
Net assets, end of period (000 omitted)	$45,564,152	$33,429,994	$22,411,704	$16,637,411
Portfolio turnover rateK	43%I	52%	61%	126%L,M

 A For the period March 20, 2018 (commencement of operations) to May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity U.S. Total Stock Fund	$16,516

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, options, foreign currency transactions, passive foreign investment companies (PFIC), certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,660,712,409
Gross unrealized depreciation	(820,078,919)
Net unrealized appreciation (depreciation)	$8,840,633,490
Tax cost	$36,917,328,681

The Fund elected to defer to its next fiscal year approximately $102,700,382 of capital losses recognized during the period November 1, 2019 to May 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	12,968,743,937	8,323,601,183

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIL Investment Advisors and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$138,142

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$38,941

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $ 48,925,019.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $639,993 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,589.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Small Cap Index Fund	11%
Fidelity SAI Inflation-Focused Fund	24%
Fidelity SAI U.S. Large Cap Index Fund	22%
Fidelity SAI U.S. Low Volatility Index Fund	17%
Fidelity SAI U.S. Momentum Index Fund	47%
Fidelity SAI U.S. Quality Index Fund	61%
Fidelity SAI U.S. Value Index Fund	67%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Strategic Advisers Fidelity U.S. Total Stock Fund	.13%
Actual		$1,000.00	$1,226.30	$.73
Hypothetical-C		$1,000.00	$1,024.42	$.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity U.S. Total Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2020 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process. The Board also considered the Investment Advisers' investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following chart considered by the Board shows, over the one-year period ended December 31, 2019, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Fidelity U.S. Total Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period ended December 31, 2019. The Board also noted that the fund had out-performed 53% of its peers for the one-year period ended December 31, 2019. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Fidelity U.S. Total Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2019.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered thatcertain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund.The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of New Sub-Advisory Agreements and New and Amended Sub-Subadvisory Agreements

Strategic Advisers Fidelity U.S. Total Stock Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIL Investment Advisors (FIA), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (FIA Sub-Advisory Agreement); (ii) a new sub-subadvisory agreement among FIA, FIL Investment Advisors (UK) Limited (FIA UK), and the Trust on behalf of the fund (New Sub-Subadvisory Agreement and together with the FIA Sub-Advisory Agreement, New Agreements); and (iii) non-material amendments (Sub-Subadvisory Amendments) to the sub-subadvisory agreements (Existing Sub-Subadvisory Agreements) among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, Existing Sub-Subadvisers), and the Trust on behalf of the fund to clarify the compensation that FIAM pays the Existing Sub-Subadvisers for providing non-discretionary services. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each New Agreement and the Sub-Subadvisory Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Agreement and the Sub-Subadvisory Amendments is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the FIA Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each New Agreement and the Sub-Subadvisory Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund.

With respect to the New Sub-Subadvisory Agreement, the Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers and FIA, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements at its September 2019 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by FIA and FIA UK to other Strategic Advisers funds. The Board also considered the detailed information provided by Strategic Advisers and FIA in the June 2020 annual contract renewal materials.

With respect to the Existing Sub-Subadvisory Agreements, the Board noted that it had approved the annual renewal of the Existing Sub-Subadvisory Agreements at its September 2019 meeting and that no material contract terms are impacted by the Sub-Subadvisory Amendments. The Board considered that the Sub-Subadvisory Amendments will not change (i) the nature, extent and quality of the sub-advisory or sub-subadvisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that FIAM, and not the fund, compensates the Existing Sub-Subadvisers under the terms of the Existing Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staffs, their use of technology, and their approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered FIA's trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the FIA Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered the composite performance of FIA and the portfolio managers in managing an open-end mutual fund trust established under the laws of Ontario under a similar mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the FIA Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIA. The Board also considered that the approval of the FIA Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to FIA at this time.

With respect to the New Sub-Subadvisory Agreement, the Board considered that FIA, and not the fund, will compensate FIA UK under the terms of the New Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreement will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIA, and the Trust on behalf of the fund.

In reviewing the Sub-Subadvisory Amendments, the Board considered that FIAM, and not the fund, compensates the Existing Sub-Subadvisers under the terms of the Existing Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the Sub-Subadvisory Amendments will not result in changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM, and the Trust on behalf of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that neither the New Agreements nor the Sub-Subadvisory Amendments will result in changes to the maximum aggregate annual management fee payable by the fund or in Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2022.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Agreements and Sub-Subadvisory Amendments were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Agreements and the Sub-Subadvisory Amendments.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Agreements and/or the Sub-Subadvisory Amendments will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the FIA Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the New Sub-Subadvisory Agreement or the Sub-Subadvisory Amendments because the fund will not bear any additional management fees or expenses under the New Sub-Subadvisory Agreement or as a result of the Sub-Subadvisory Amendments.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the FIA Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the New Agreements and the Sub-Subadvisory Amendments are in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under the FIA Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Agreements and the Sub-Subadvisory Amendments does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on November 2, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
ROBERT A. LAWRENCE
Affirmative	204,250,982,594.51	96.530
Withheld	7,343,512,146.85	3.470
TOTAL	211,594,494,741.36	100.000
CHARLES S. MORRISON
Affirmative	204,349,460,488.43	96.576
Withheld	7,245,034,252.93	3.424
TOTAL	211,594,494,741.36	100.000
PETER C. ALDRICH
Affirmative	203,499,803,652.67	96.175
Withheld	8,094,691,088.69	3.825
TOTAL	211,594,494,741.36	100.000
MARY C. FARRELL
Affirmative	204,011,925,737.22	96.417
Withheld	7,582,569,004.14	3.583
TOTAL	211,594,494,741.36	100.00
KAREN KAPLAN
Affirmative	204,297,547,550.53	96.552
Withheld	7,296,947,190.83	3.448
TOTAL	211,594,494,741.36	100.000
CHRISTINE MARCKS
Affirmative	204,700,871,317.72	96.743
Withheld	6,893,623,423.64	3.257
TOTAL	211,594,494,741.36	100.000
HEIDI L. STEIGER
Affirmative	204,406,589,957.28	96.603
Withheld	7,187,904,784.08	3.397
TOTAL	211,594,494,741.36	100.000

PROPOSAL 3

To approve a sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIL Investment Advisors (FIA), and Fidelity Rutland Square Trust II (the trust) and a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA (UK)).

	# of Votes	% of Votes
Affirmative	34,447,794,812.20	90.254
Against	1,646,630,202.93	4.314
Abstain	2,073,399,277.79	5.432
Broker Non-Vote	0.00	0.000
TOTAL	38,167,824,292.92	100.000
Proposal 1 reflects trust wide proposal and voting results.

TSF-SANN-0121
1.9887484.102

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Fidelity SAI Total Bond Fund	35.5
U.S. Treasury Obligations	6.8
Fannie Mae	5.9
Ginnie Mae	5.1
Fidelity SAI Long-Term Treasury Bond Index Fund	3.6
Freddie Mac	3.3
Fidelity Corporate Bond Fund	2.3
Uniform Mortgage Backed Securities	2.3
Fidelity SAI U.S. Treasury Bond Index Fund	2.1
Fidelity U.S. Bond Index Fund	2.0

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Corporate Bonds	14.9%
U.S. Government and U.S. Government Agency Obligations	25.0%
Asset-Backed Securities	2.6%
CMOs and Other Mortgage Related Securities	3.5%
Municipal Securities	0.2%
Bank Loan Funds	2.0%
High Yield Fixed-Income Funds	3.5%
Intermediate-Term Bond Funds	37.7%
Investment Grade Fixed-Income Funds	2.3%
Long Government Bond Funds	3.6%
Sector Funds	0.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%
Intermediate Government Funds	2.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
4.1% 2/15/28	$2,406,000	$2,830,006
4.3% 2/15/30	3,992,000	4,766,271
4.5% 3/9/48	33,904,000	41,317,296
4.75% 5/15/46	41,310,000	50,781,466
4.9% 6/15/42	6,909,000	8,642,290
5.55% 8/15/41	12,537,000	16,559,277
6.2% 3/15/40	2,303,000	3,210,170
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,246,000	1,343,661
7.5% 10/15/26 (a)	1,565,000	1,664,769
Century Telephone Enterprises, Inc. 6.875% 1/15/28	40,000	45,900
CenturyLink, Inc.:
5.125% 12/15/26 (a)	2,190,000	2,277,250
5.625% 4/1/25	415,000	445,088
Frontier Communications Corp. 5.875% 10/15/27 (a)	235,000	247,044
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	85,000	85,105
4.25% 7/1/28 (a)	2,240,000	2,312,800
5.25% 3/15/26	1,028,000	1,062,757
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,595,000	2,786,381
SFR Group SA:
5.125% 1/15/29 (a)	720,000	744,293
7.375% 5/1/26 (a)	1,245,000	1,307,250
8.125% 2/1/27 (a)	325,000	358,313
Sprint Capital Corp.:
6.875% 11/15/28	1,850,000	2,402,595
8.75% 3/15/32	935,000	1,435,814
Telecom Italia Capital SA 6% 9/30/34	286,000	338,329
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	800,000	856,400
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	1,378,000	1,457,505
3.15% 3/22/30	3,550,000	3,990,370
4.329% 9/21/28	10,293,000	12,486,610
5.012% 4/15/49	129,000	182,648
Virgin Media Finance PLC 5% 7/15/30 (a)	636,000	667,800
		166,605,458
Entertainment - 0.1%
NBCUniversal, Inc. 5.95% 4/1/41	1,429,000	2,192,641
Netflix, Inc.:
4.375% 11/15/26	395,000	437,956
4.875% 4/15/28	345,000	395,025
4.875% 6/15/30 (a)	175,000	202,344
5.375% 11/15/29 (a)	285,000	340,304
5.875% 11/15/28	1,515,000	1,829,635
6.375% 5/15/29	135,000	169,397
The Walt Disney Co.:
2.2% 1/13/28	10,316,000	10,954,246
2.65% 1/13/31	13,000,000	14,144,778
		30,666,326
Media - 0.9%
Altice Financing SA:
5% 1/15/28 (a)	225,000	229,808
7.5% 5/15/26 (a)	819,000	864,045
Altice France Holding SA 6% 2/15/28 (a)	250,000	253,738
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	2,265,000	2,349,711
4.5% 8/15/30 (a)	435,000	458,381
4.5% 5/1/32 (a)	875,000	924,788
5% 2/1/28 (a)	2,401,000	2,524,051
5.5% 5/1/26 (a)	528,000	549,912
5.75% 2/15/26 (a)	438,000	454,035
5.875% 5/1/27 (a)	697,000	727,842
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,100,000	26,538,612
3.7% 4/1/51	20,100,000	21,042,400
4.464% 7/23/22	5,986,000	6,326,962
4.8% 3/1/50	10,000,000	11,985,821
4.908% 7/23/25	4,642,000	5,373,255
5.375% 5/1/47	41,310,000	52,373,317
5.75% 4/1/48	18,275,000	24,201,629
Comcast Corp.:
3.4% 4/1/30	2,848,000	3,290,205
3.75% 4/1/40	1,000,000	1,213,405
3.9% 3/1/38	1,096,000	1,348,198
4.65% 7/15/42	2,578,000	3,487,272
CSC Holdings LLC:
4.125% 12/1/30 (a)	510,000	527,748
4.625% 12/1/30 (a)	410,000	419,717
5.5% 5/15/26 (a)	503,000	523,120
5.5% 4/15/27 (a)	564,000	595,302
5.75% 1/15/30 (a)	875,000	944,116
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	460,000	356,500
Discovery Communications LLC:
3.625% 5/15/30	6,407,000	7,302,916
4.65% 5/15/50	17,335,000	21,273,297
DISH DBS Corp. 5.875% 11/15/24	638,000	678,535
Fox Corp.:
4.709% 1/25/29	2,296,000	2,776,019
5.476% 1/25/39	2,264,000	3,148,296
5.576% 1/25/49	1,502,000	2,194,659
Gray Television, Inc. 4.75% 10/15/30 (a)	245,000	248,369
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (a)	650,000	676,000
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	155,000	162,401
4.625% 7/15/24 (a)	337,000	349,028
5% 8/1/27 (a)	375,000	394,583
5.375% 7/15/26 (a)	2,275,000	2,366,000
5.5% 7/1/29 (a)	1,890,000	2,069,550
Tegna, Inc. 5% 9/15/29	55,000	57,853
Time Warner Cable, Inc.:
4% 9/1/21	12,819,000	13,027,032
4.5% 9/15/42	886,000	1,020,854
5.5% 9/1/41	1,530,000	1,946,351
5.875% 11/15/40	3,289,000	4,257,357
6.55% 5/1/37	5,846,000	8,058,342
6.75% 6/15/39	4,614,000	6,556,733
7.3% 7/1/38	3,785,000	5,552,559
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	585,000	614,250
5.5% 8/15/26 (a)	709,000	741,706
5.5% 5/15/29 (a)	415,000	450,275
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	540,000	572,400
Ziggo BV:
4.875% 1/15/30 (a)	280,000	294,700
5.5% 1/15/27 (a)	3,220,000	3,368,764
		260,042,719
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	1,020,000	1,042,950
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	215,368
5.125% 1/15/28 (a)	1,200,000	1,282,560
6.625% 10/15/26 (a)	1,253,000	1,357,939
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	543,000	563,363
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	10,840,000	12,271,964
3.875% 4/15/30 (a)	22,877,000	26,237,403
4.375% 4/15/40 (a)	2,340,000	2,857,819
4.5% 4/15/50 (a)	4,597,000	5,744,181
		51,573,547

TOTAL COMMUNICATION SERVICES		508,888,050

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co. 5.4% 10/2/23	18,263,000	20,463,179
General Motors Financial Co., Inc.:
3.7% 5/9/23	8,751,000	9,270,960
4.25% 5/15/23	1,359,000	1,463,888
4.375% 9/25/21	5,310,000	5,461,860
5.2% 3/20/23	11,203,000	12,287,432
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	10,524,000	10,867,316
3.125% 5/12/23 (a)	9,168,000	9,685,385
3.35% 5/13/25 (a)	14,765,000	16,191,531
		85,691,551
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	765,000	781,256
Service Corp. International 5.125% 6/1/29	970,000	1,077,913
		1,859,169
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	384,000	391,803
4.375% 1/15/28 (a)	670,000	691,775
5.75% 4/15/25 (a)	210,000	224,209
Aramark Services, Inc.:
4.75% 6/1/26	843,000	861,546
5% 2/1/28 (a)	3,530,000	3,707,383
6.375% 5/1/25 (a)	1,890,000	2,012,850
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	905,000	965,173
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	836,000	836,000
Carnival Corp. 10.5% 2/1/26 (a)	1,105,000	1,306,663
Hilton Domestic Operating Co., Inc. 4% 5/1/31 (a)	510,000	536,138
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	836,000	855,328
4.875% 4/1/27	164,000	170,952
MCE Finance Ltd.:
4.875% 6/6/25 (a)	750,000	766,087
5.375% 12/4/29 (a)	260,000	266,081
5.75% 7/21/28 (a)	390,000	409,695
MGM Mirage, Inc. 5.75% 6/15/25	820,000	886,625
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	130,000	140,725
11.5% 6/1/25 (a)	545,000	638,331
Starbucks Corp. 1.3% 5/7/22	5,502,000	5,573,176
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	478,000	493,535
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	522,000	527,220
5.5% 3/1/25 (a)	645,000	657,900
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	497,000	498,708
5.5% 10/1/27 (a)	425,000	428,320
Yum! Brands, Inc. 7.75% 4/1/25 (a)	805,000	891,538
		24,737,761
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,429,000	11,185,151
5% 6/15/27	12,243,000	14,494,488
5.25% 6/1/26	2,965,000	3,506,113
Newell Brands, Inc. 5.875% 4/1/36	65,000	78,000
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	16,018,410
4.875% 11/15/25	45,000	50,794
4.875% 3/15/27	15,464,000	17,726,597
5.625% 1/15/24	950,000	1,053,313
		64,112,866
Internet & Direct Marketing Retail - 0.0%
Match Group Holdings II LLC 4.125% 8/1/30 (a)	170,000	175,950
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	2,845,000	2,945,182
3% 11/19/24	6,474,000	6,972,154
Mattel, Inc.:
5.45% 11/1/41	45,000	47,700
6.2% 10/1/40	405,000	454,613
6.75% 12/31/25 (a)	355,000	373,354
		10,793,003
Specialty Retail - 0.1%
AutoNation, Inc. 4.75% 6/1/30	1,430,000	1,719,122
AutoZone, Inc. 4% 4/15/30	19,121,000	22,502,877
O'Reilly Automotive, Inc. 4.2% 4/1/30	2,105,000	2,525,490
		26,747,489
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.25% 3/27/40	4,305,000	5,052,707
The William Carter Co. 5.625% 3/15/27 (a)	446,000	469,973
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	645,000	683,700
		6,206,380

TOTAL CONSUMER DISCRETIONARY		220,324,169

CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	6,600,000	8,202,103
4.9% 2/1/46	14,391,000	18,706,489
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,375,000	11,984,849
4.35% 6/1/40	6,274,000	7,774,532
4.5% 6/1/50	11,500,000	14,401,727
4.6% 6/1/60	18,803,000	24,020,307
4.75% 1/23/29	11,220,000	13,767,111
4.75% 4/15/58	5,641,000	7,440,311
5.45% 1/23/39	5,480,000	7,464,759
5.55% 1/23/49	13,389,000	19,219,227
5.8% 1/23/59 (Reg. S)	14,304,000	21,828,838
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	4,373,757
PepsiCo, Inc.:
2.625% 3/19/27	1,114,000	1,226,907
2.75% 3/19/30	5,700,000	6,389,460
		166,800,377
Food & Staples Retailing - 0.4%
Sysco Corp.:
6.6% 4/1/40	13,806,000	20,374,234
6.6% 4/1/50	53,060,000	82,282,060
U.S. Foods, Inc. 6.25% 4/15/25 (a)	445,000	473,278
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,969,798
		105,099,370
Food Products - 0.4%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	615,000	654,975
General Mills, Inc. 2.875% 4/15/30	1,277,000	1,419,797
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	9,489,000	13,308,603
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,236,000	2,305,875
6.75% 2/15/28 (a)	269,000	299,263
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	23,280,000	26,169,048
6.5% 4/15/29 (a)	32,201,000	36,870,145
Kraft Heinz Foods Co.:
3.875% 5/15/27 (a)	560,000	605,879
4.25% 3/1/31 (a)	525,000	582,717
4.375% 6/1/46	11,995,000	12,793,655
4.625% 10/1/39 (a)	820,000	904,479
4.875% 10/1/49 (a)	10,000,000	11,263,099
5% 7/15/35	2,215,000	2,609,316
5.2% 7/15/45	6,203,000	7,312,311
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	825,000	915,750
Post Holdings, Inc. 4.625% 4/15/30 (a)	905,000	944,820
TreeHouse Foods, Inc. 4% 9/1/28	390,000	395,928
		119,355,660
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
2.6% 4/15/30	7,880,000	8,741,661
3.125% 12/1/49	5,608,000	6,537,842
		15,279,503

TOTAL CONSUMER STAPLES		406,534,910

ENERGY - 1.4%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,456,000	1,493,778
Jonah Energy LLC 7.25% 10/15/25 (a)(b)	301,000	6,020
		1,499,798
Oil, Gas & Consumable Fuels - 1.4%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,649,000	6,508,776
Amerada Hess Corp.:
7.125% 3/15/33	1,403,000	1,770,338
7.3% 8/15/31	1,709,000	2,127,305
7.875% 10/1/29	4,789,000	6,066,395
Apache Corp.:
4.25% 1/15/30	90,000	89,550
4.75% 4/15/43	805,000	800,975
5.1% 9/1/40	150,000	153,938
5.25% 2/1/42	495,000	508,217
5.35% 7/1/49	80,000	77,600
Canadian Natural Resources Ltd. 3.45% 11/15/21	2,648,000	2,701,657
Cheniere Energy Partners LP:
5.25% 10/1/25	4,295,000	4,407,744
5.625% 10/1/26	1,835,000	1,915,281
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	550,000	569,938
Columbia Pipeline Group, Inc. 4.5% 6/1/25	852,000	980,272
Continental Resources, Inc. 5.75% 1/15/31 (a)	895,000	959,888
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,558,000	1,498,463
5.75% 4/1/25	2,038,000	2,022,715
6.25% 4/1/23	918,000	922,159
CVR Energy, Inc.:
5.25% 2/15/25 (a)	790,000	695,200
5.75% 2/15/28 (a)	105,000	87,938
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,233,000	2,263,704
5.85% 5/21/43 (a)(c)	4,466,000	3,572,800
DCP Midstream Operating LP:
3.875% 3/15/23	3,116,000	3,193,900
5.125% 5/15/29	1,740,000	1,843,304
5.375% 7/15/25	1,605,000	1,731,394
5.6% 4/1/44	2,708,000	2,531,980
5.625% 7/15/27	620,000	671,150
Duke Energy Field Services 8.125% 8/16/30	15,000	18,150
EG Global Finance PLC:
6.75% 2/7/25 (a)	530,000	548,550
8.5% 10/30/25 (a)	910,000	980,480
Enable Midstream Partners LP 3.9% 5/15/24 (c)	869,000	873,621
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,674,373
Enbridge, Inc.:
4% 10/1/23	3,854,000	4,175,012
4.25% 12/1/26	1,461,000	1,690,953
Encana Corp. 5.15% 11/15/41	3,000,000	2,781,591
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	45,000	46,294
5.75% 1/30/28 (a)	435,000	462,623
6.625% 7/15/25 (a)	110,000	117,247
Energy Transfer Partners LP:
3.75% 5/15/30	3,643,000	3,777,934
4.2% 9/15/23	1,203,000	1,280,824
4.25% 3/15/23	1,393,000	1,466,153
4.5% 4/15/24	1,576,000	1,698,692
4.95% 6/15/28	4,103,000	4,587,828
5% 5/15/50	7,800,000	8,273,426
5.25% 4/15/29	2,564,000	2,901,821
5.8% 6/15/38	2,288,000	2,527,883
6% 6/15/48	1,490,000	1,675,066
6.25% 4/15/49	1,761,000	2,057,898
EQM Midstream Partners LP 6.5% 7/1/27 (a)	305,000	336,263
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,200,000	1,281,816
Hess Corp.:
4.3% 4/1/27	1,341,000	1,448,017
5.6% 2/15/41	2,100,000	2,471,861
5.8% 4/1/47	5,019,000	6,211,211
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	780,000	799,984
5.625% 2/15/26 (a)	1,503,000	1,551,848
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	542,000	528,450
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	910,000	895,986
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,600,982
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (c)(d)	3,392,000	3,392,494
4.8% 2/15/29	1,376,000	1,618,651
4.875% 12/1/24	1,974,000	2,239,567
5.5% 2/15/49	4,129,000	5,132,662
Occidental Petroleum Corp.:
2.7% 8/15/22	1,780,000	1,753,834
2.9% 8/15/24	6,978,000	6,506,985
3.125% 2/15/22	4,013,000	4,002,767
3.2% 8/15/26	865,000	761,806
3.4% 4/15/26	310,000	277,450
3.5% 8/15/29	3,191,000	2,792,125
4.2% 3/15/48	310,000	249,550
4.3% 8/15/39	562,000	463,650
4.4% 4/15/46	480,000	404,107
4.4% 8/15/49	3,942,000	3,202,875
5.55% 3/15/26	5,734,000	5,724,883
6.2% 3/15/40	160,000	152,800
6.45% 9/15/36	5,135,000	5,018,436
6.6% 3/15/46	4,886,000	4,776,065
7.5% 5/1/31	7,400,000	7,779,250
7.875% 9/15/31	100,000	106,971
8.875% 7/15/30	345,000	389,419
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	1,125,000	1,119,375
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	34,007,108
Petroleos Mexicanos:
6.35% 2/12/48	1,560,000	1,306,744
6.49% 1/23/27	3,630,000	3,630,000
6.5% 3/13/27	4,256,000	4,249,350
6.75% 9/21/47	22,490,000	19,363,890
6.84% 1/23/30	15,264,000	14,898,427
6.95% 1/28/60	7,166,000	6,144,845
7.69% 1/23/50	52,206,000	48,042,572
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,968,000	2,017,220
3.6% 11/1/24	1,903,000	1,986,753
3.65% 6/1/22	3,779,000	3,881,492
Rattler Midstream LP 5.625% 7/15/25 (a)	1,110,000	1,171,744
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,000,000	2,095,020
Rockies Express Pipeline LLC 6.875% 4/15/40 (a)	105,000	111,300
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	14,626,000	17,064,536
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,732,000	1,844,469
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (a)	635,000	656,431
5.5% 2/15/26	1,315,000	1,351,491
5.875% 3/15/28	135,000	144,450
6% 4/15/27	15,000	16,065
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.5% 1/15/28 (a)	30,000	28,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (a)	705,000	749,944
5.125% 2/1/25	953,000	976,825
5.375% 2/1/27	128,000	133,760
5.5% 3/1/30 (a)	135,000	146,424
5.875% 4/15/26	881,000	927,253
The Williams Companies, Inc.:
3.5% 11/15/30	15,742,000	17,428,769
3.7% 1/15/23	808,000	853,425
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	633,570
Western Gas Partners LP:
3.95% 6/1/25	1,395,000	1,388,025
4.1% 2/1/25	475,000	473,950
4.65% 7/1/26	2,820,000	2,884,522
4.75% 8/15/28	1,236,000	1,279,260
5.05% 2/1/30	805,000	859,776
5.3% 3/1/48	240,000	214,800
5.375% 6/1/21	4,807,000	4,843,053
6.25% 2/1/50	90,000	89,550
Williams Partners LP 5.1% 9/15/45	9,765,000	11,732,078
		379,908,606

TOTAL ENERGY		381,408,404

FINANCIALS - 6.4%
Banks - 2.8%
Bank of America Corp.:
3.004% 12/20/23 (c)	10,687,000	11,227,146
3.3% 1/11/23	2,658,000	2,819,252
3.419% 12/20/28 (c)	5,193,000	5,843,534
3.5% 4/19/26	6,078,000	6,892,778
3.95% 4/21/25	37,660,000	42,233,648
4% 1/22/25	26,856,000	30,047,410
4.1% 7/24/23	1,426,000	1,561,075
4.183% 11/25/27	6,909,000	7,972,478
4.2% 8/26/24	8,311,000	9,298,421
4.25% 10/22/26	38,178,000	44,556,141
4.45% 3/3/26	6,522,000	7,611,525
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.9484% 7/20/22 (a)(c)(d)	8,158,000	8,222,395
Barclays Bank PLC:
1.7% 5/12/22	5,246,000	5,339,012
10.179% 6/12/21 (a)	1,750,000	1,833,590
Barclays PLC:
2.852% 5/7/26 (c)	14,944,000	15,863,060
4.375% 1/12/26	4,468,000	5,100,123
4.836% 5/9/28	6,102,000	6,943,386
5.088% 6/20/30 (c)	29,218,000	34,432,756
5.2% 5/12/26	1,556,000	1,798,378
BNP Paribas SA 2.219% 6/9/26 (a)(c)	13,752,000	14,330,206
BPCE SA 4.875% 4/1/26 (a)	7,383,000	8,604,756
CIT Group, Inc.:
3.929% 6/19/24 (c)	1,900,000	2,004,690
4.75% 2/16/24	2,520,000	2,740,500
6.125% 3/9/28	4,920,000	6,039,300
Citigroup, Inc.:
4.075% 4/23/29 (c)	4,606,000	5,365,391
4.125% 7/25/28	6,909,000	8,068,065
4.3% 11/20/26	1,766,000	2,043,361
4.4% 6/10/25	19,341,000	22,149,838
4.412% 3/31/31 (c)	34,201,000	41,260,217
4.45% 9/29/27	21,445,000	25,149,046
4.6% 3/9/26	17,445,000	20,413,523
5.3% 5/6/44	9,501,000	13,380,773
5.5% 9/13/25	7,738,000	9,313,905
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	7,305,000	7,615,884
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(c)	3,723,000	4,069,242
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,854,517
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,571,316
4.95% 3/31/30	2,548,000	3,168,337
5.25% 3/14/44	1,039,000	1,401,139
Huntington Bancshares, Inc. 7% 12/15/20	736,000	737,712
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	10,324,000	11,274,507
5.71% 1/15/26 (a)	29,145,000	33,038,701
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	7,934,000	8,631,781
4.125% 12/15/26	15,380,000	17,976,869
NatWest Markets PLC 2.375% 5/21/23 (a)	15,700,000	16,333,181
Rabobank Nederland 4.375% 8/4/25	4,789,000	5,472,874
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)	8,707,000	9,400,742
4.8% 4/5/26	19,815,000	23,245,032
5.125% 5/28/24	35,958,000	40,126,219
6% 12/19/23	43,478,000	49,384,342
6.1% 6/10/23	19,857,000	22,197,591
6.125% 12/15/22	21,905,000	24,072,066
Societe Generale 4.25% 4/14/25 (a)	7,110,000	7,825,627
Synchrony Bank 3% 6/15/22	3,984,000	4,117,171
UniCredit SpA 6.572% 1/14/22 (a)	6,953,000	7,351,755
Wells Fargo & Co.:
2.406% 10/30/25 (c)	7,739,000	8,149,246
4.3% 7/22/27	25,328,000	29,523,330
4.478% 4/4/31 (c)	19,300,000	23,501,558
Westpac Banking Corp. 4.11% 7/24/34 (c)	5,171,000	5,870,925
		798,371,343
Capital Markets - 1.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,535,840
Ares Capital Corp.:
3.875% 1/15/26	22,188,000	23,311,972
4.2% 6/10/24	15,463,000	16,448,257
Credit Suisse Group AG:
2.593% 9/11/25 (a)(c)	14,306,000	15,093,226
3.75% 3/26/25	9,717,000	10,784,611
4.194% 4/1/31 (a)(c)	37,158,000	43,788,754
4.55% 4/17/26	3,126,000	3,663,123
Deutsche Bank AG 4.5% 4/1/25	15,769,000	16,859,179
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	7,676,597
4.1% 1/13/26	8,332,000	9,175,025
5% 2/14/22	11,778,000	12,313,793
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	10,640,000	10,873,401
3.272% 9/29/25 (c)	35,921,000	39,157,793
3.8% 3/15/30	20,550,000	24,025,358
4.25% 10/21/25	12,215,000	14,024,728
6.75% 10/1/37	59,592,000	91,200,379
Intercontinental Exchange, Inc. 3.75% 12/1/25	2,038,000	2,306,039
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (c)(d)	3,745,000	3,762,893
3.125% 7/27/26	14,775,000	16,500,161
3.622% 4/1/31 (c)	17,370,000	20,207,212
3.625% 1/20/27	16,594,000	18,962,218
3.7% 10/23/24	4,754,000	5,284,362
3.875% 4/29/24	4,377,000	4,837,553
4.431% 1/23/30 (c)	5,526,000	6,730,615
4.875% 11/1/22	9,955,000	10,758,453
5% 11/24/25	21,351,000	25,446,124
5.75% 1/25/21	4,669,000	4,705,932
MSCI, Inc.:
4.75% 8/1/26 (a)	900,000	933,750
5.375% 5/15/27 (a)	1,242,000	1,330,493
State Street Corp.:
2.825% 3/30/23 (c)	1,216,000	1,256,059
2.901% 3/30/26 (c)	1,141,000	1,240,603
		464,194,503
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	8,576,000	8,775,525
3.5% 5/26/22	1,452,000	1,493,367
4.125% 7/3/23	4,250,000	4,505,498
4.45% 4/3/26	4,254,000	4,578,262
4.875% 1/16/24	6,629,000	7,139,669
6.5% 7/15/25	6,613,000	7,643,551
Ally Financial, Inc.:
1.45% 10/2/23	3,893,000	3,968,230
3.05% 6/5/23	17,631,000	18,589,593
3.875% 5/21/24	8,893,000	9,711,866
4.625% 3/30/25	3,595,000	4,085,626
5.125% 9/30/24	3,534,000	4,053,104
5.75% 11/20/25	1,188,000	1,387,311
5.8% 5/1/25	9,417,000	11,170,538
8% 11/1/31	222,000	310,911
8% 11/1/31	5,369,000	7,690,855
Capital One Financial Corp.:
3.65% 5/11/27	21,700,000	24,644,826
3.8% 1/31/28	6,880,000	7,901,979
Discover Financial Services:
3.95% 11/6/24	1,874,000	2,076,814
4.1% 2/9/27	17,218,000	19,617,450
4.5% 1/30/26	5,913,000	6,793,028
Ford Motor Credit Co. LLC:
4.063% 11/1/24	46,639,000	48,504,560
4.687% 6/9/25	430,000	456,875
5.085% 1/7/21	3,662,000	3,671,155
5.113% 5/3/29	510,000	550,290
5.125% 6/16/25	320,000	345,504
5.584% 3/18/24	8,520,000	9,148,350
5.596% 1/7/22	7,576,000	7,793,810
Navient Corp.:
7.25% 1/25/22	241,000	253,653
7.25% 9/25/23	1,246,000	1,358,140
Springleaf Finance Corp.:
6.875% 3/15/25	935,000	1,070,575
7.125% 3/15/26	241,000	277,413
Synchrony Financial:
2.85% 7/25/22	2,154,000	2,224,950
3.75% 8/15/21	1,457,000	1,480,938
3.95% 12/1/27	8,239,000	9,137,353
4.25% 8/15/24	1,467,000	1,610,628
4.375% 3/19/24	8,694,000	9,553,742
5.15% 3/19/29	18,424,000	22,053,588
		275,629,527
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
4.05% 7/1/30	9,134,000	10,305,458
4.125% 6/15/26	5,362,000	5,951,101
4.125% 5/15/29	19,691,000	22,437,738
Equitable Holdings, Inc. 3.9% 4/20/23	1,038,000	1,120,227
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	740,000	762,200
5.25% 5/15/27	3,095,000	3,249,750
6.25% 5/15/26	1,691,000	1,766,994
6.375% 12/15/25	387,000	397,643
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	7,300,000	7,793,383
Pine Street Trust I 4.572% 2/15/29 (a)	7,749,000	9,162,759
Pine Street Trust II 5.568% 2/15/49 (a)	7,700,000	9,829,243
VMED O2 UK Financing I PLC 4.25% 1/31/31 (a)	1,190,000	1,221,535
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,699,815
		76,697,846
Insurance - 0.7%
AIA Group Ltd.:
3.2% 9/16/40 (a)	6,220,000	6,638,730
3.375% 4/7/30 (a)	13,088,000	14,652,735
American International Group, Inc. 3.4% 6/30/30	21,700,000	24,735,929
Five Corners Funding Trust II 2.85% 5/15/30 (a)	15,870,000	17,471,397
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (a)	12,820,000	15,251,109
4.569% 2/1/29 (a)	2,429,000	2,977,224
Lincoln National Corp. 3.4% 1/15/31	14,811,000	16,872,061
Marsh & McLennan Companies, Inc.:
4.75% 3/15/39	2,280,000	3,082,285
4.8% 7/15/21	1,355,000	1,378,370
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(c)(d)	33,100,000	33,155,277
New York Life Insurance Co. 3.75% 5/15/50 (a)	3,182,000	3,761,293
Pacific LifeCorp 5.125% 1/30/43 (a)	2,623,000	3,167,895
Pricoa Global Funding I 5.375% 5/15/45 (c)	3,148,000	3,438,026
Progressive Corp. 3.2% 3/26/30	1,484,000	1,718,468
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,339,457
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(c)	3,000,000	3,487,500
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	7,316,000	7,892,430
Unum Group:
4% 6/15/29	6,130,000	6,984,755
4.5% 3/15/25	12,980,000	14,463,587
5.75% 8/15/42	1,622,000	1,977,086
		184,445,614
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	184,000	188,885
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (a)	722,000	765,320

TOTAL FINANCIALS		1,800,293,038

HEALTH CARE - 0.7%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29	4,900,000	5,555,718
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
3.25% 2/15/29 (a)	545,000	553,856
4.625% 2/1/28 (a)	65,000	69,144
Teleflex, Inc.:
4.25% 6/1/28 (a)	145,000	153,352
4.875% 6/1/26	562,000	584,480
		1,360,832
Health Care Providers & Services - 0.3%
Anthem, Inc. 3.3% 1/15/23	4,322,000	4,577,321
Centene Corp.:
3.375% 2/15/30	7,725,000	8,096,727
4.25% 12/15/27	6,480,000	6,897,085
4.625% 12/15/29	8,795,000	9,642,838
4.75% 1/15/25	4,500,000	4,638,285
5.375% 6/1/26 (a)	805,000	846,256
5.375% 8/15/26 (a)	2,486,000	2,625,838
Cigna Corp.:
4.375% 10/15/28	6,630,000	7,967,136
4.8% 8/15/38	4,128,000	5,379,991
4.9% 12/15/48	4,124,000	5,681,850
CVS Health Corp.:
3.625% 4/1/27	3,208,000	3,643,094
4.1% 3/25/25	6,710,000	7,599,036
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	315,000	331,144
HCA Holdings, Inc. 4.75% 5/1/23	138,000	150,776
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	235,000	249,037
Tenet Healthcare Corp.:
4.625% 7/15/24	3,152,000	3,207,160
4.875% 1/1/26 (a)	385,000	396,550
5.125% 5/1/25	669,000	675,657
6.25% 2/1/27 (a)	740,000	775,150
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,780,148
6.015% 11/15/48	4,674,000	5,579,875
		81,740,954
Health Care Technology - 0.0%
IMS Health, Inc.:
5% 10/15/26 (a)	1,449,000	1,516,016
5% 5/15/27 (a)	630,000	663,075
		2,179,091
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	70,000	73,763
5.5% 4/1/26 (a)	575,000	603,750
		677,513
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	50,548,000	57,838,827
Elanco Animal Health, Inc.:
4.912% 8/27/21 (c)	1,077,000	1,104,033
5.272% 8/28/23 (c)	3,402,000	3,696,154
5.9% 8/28/28 (c)	1,432,000	1,680,882
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	748,000	748,262
Utah Acquisition Sub, Inc. 3.95% 6/15/26	2,065,000	2,356,072
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	874,000	901,313
Viatris, Inc.:
1.65% 6/22/25 (a)	1,773,000	1,826,030
2.7% 6/22/30 (a)	9,017,000	9,562,326
3.85% 6/22/40 (a)	3,928,000	4,424,609
4% 6/22/50 (a)	6,783,000	7,727,273
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,274,798
		93,140,579

TOTAL HEALTH CARE		184,654,687

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (a)	4,094,000	4,622,124
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,556,000	1,598,790
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	480,000	499,800
5.375% 7/15/26 (a)	1,748,000	1,815,735
Howmet Aerospace, Inc.:
5.95% 2/1/37	25,000	29,435
6.75% 1/15/28	365,000	430,700
Moog, Inc. 4.25% 12/15/27 (a)	980,000	1,009,743
The Boeing Co.:
5.04% 5/1/27	6,070,000	6,952,600
5.15% 5/1/30	6,070,000	7,125,650
5.705% 5/1/40	6,070,000	7,662,277
5.805% 5/1/50	6,070,000	8,018,981
5.93% 5/1/60	6,070,000	8,245,854
TransDigm, Inc.:
6.25% 3/15/26 (a)	2,552,000	2,705,120
7.5% 3/15/27	95,000	101,650
8% 12/15/25 (a)	1,120,000	1,223,600
		52,042,059
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	1,705,000	1,826,481
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	965,000	1,013,250
Masco Corp. 4.45% 4/1/25	1,041,000	1,192,398
		2,205,648
Commercial Services & Supplies - 0.0%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	915,000	915,000
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	595,000	612,106
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (a)	394,000	394,000
5.625% 10/1/28 (a)	495,000	527,645
5.875% 10/1/30 (a)	490,000	538,388
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	1,230,000	1,214,625
Stericycle, Inc. 3.875% 1/15/29 (a)	450,000	468,000
		4,669,764
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	2,077,000	2,321,048
5.875% 10/15/24	360,000	399,600
		2,720,648
Electrical Equipment - 0.0%
Sensata Technologies BV:
4.875% 10/15/23 (a)	791,000	850,325
5% 10/1/25 (a)	520,000	577,200
		1,427,525
Industrial Conglomerates - 0.2%
General Electric Co.:
3.45% 5/1/27	2,582,000	2,844,022
3.625% 5/1/30	6,002,000	6,727,861
4.25% 5/1/40	18,800,000	21,360,974
4.35% 5/1/50	21,476,000	25,211,893
		56,144,750
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	1,065,000	1,118,250
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	270,000	280,800
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	765,000	789,863
		1,070,663
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	2,141,000	2,172,760
3.95% 7/1/24 (a)	2,844,000	2,922,536
4.375% 5/1/26 (a)	3,481,000	3,594,023
5.25% 5/15/24 (a)	4,186,000	4,471,252
		13,160,571
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,863,000	1,908,772
3% 9/15/23	583,000	604,401
3.375% 6/1/21	1,957,000	1,979,832
3.375% 7/1/25	11,630,000	12,265,691
3.75% 2/1/22	2,924,000	3,004,823
3.75% 6/1/26	5,000,000	5,387,421
3.875% 4/1/21	2,112,000	2,128,304
4.25% 2/1/24	7,180,000	7,724,041
4.25% 9/15/24	2,331,000	2,515,793
		37,519,078
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (c)	1,374,000	1,573,230

TOTAL INDUSTRIALS		175,478,667

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	5,600,000	6,195,885
6.02% 6/15/26 (a)	1,948,000	2,364,735
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,410,000	1,431,150
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,170,000	1,207,241
		11,199,011
IT Services - 0.0%
Gartner, Inc.:
3.75% 10/1/30 (a)	255,000	265,282
4.5% 7/1/28 (a)	395,000	414,750
		680,032
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc.:
4.375% 4/15/28 (a)	490,000	517,925
4.625% 2/10/26 (a)	836,000	861,080
NVIDIA Corp. 2.85% 4/1/30	3,561,000	3,991,108
ON Semiconductor Corp. 3.875% 9/1/28 (a)	300,000	309,000
		5,679,113
Software - 0.2%
CDK Global, Inc.:
4.875% 6/1/27	1,199,000	1,262,337
5.25% 5/15/29 (a)	107,000	117,433
5.875% 6/15/26	542,000	566,390
Fair Isaac Corp. 5.25% 5/15/26 (a)	793,000	888,160
Nuance Communications, Inc. 5.625% 12/15/26	1,382,000	1,460,235
Open Text Corp. 3.875% 2/15/28 (a)	420,000	433,650
Oracle Corp.:
2.5% 4/1/25	8,253,000	8,849,884
2.8% 4/1/27	8,253,000	9,081,409
2.95% 4/1/30	8,300,000	9,312,506
3.6% 4/1/40	8,250,000	9,626,945
3.85% 4/1/60	8,300,000	10,204,455
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,000,000	1,069,890
		52,873,294
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	3,173,000	3,382,786

TOTAL INFORMATION TECHNOLOGY		73,814,236

MATERIALS - 0.1%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	585,000	617,175
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,000	6,231
5.15% 3/15/34	867,000	1,047,583
5.375% 3/15/44	255,000	324,169
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (a)(c)(d)	1,306,000	1,266,820
6.5% 5/15/26 (a)	925,000	895,123
6.875% 6/15/25 (a)	80,000	78,517
Methanex Corp.:
5.125% 10/15/27	765,000	805,163
5.65% 12/1/44	276,000	286,088
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,087,000	1,116,838
Olin Corp.:
5% 2/1/30	1,215,000	1,263,600
5.125% 9/15/27	975,000	1,011,563
5.625% 8/1/29	465,000	499,847
The Chemours Co. LLC:
5.375% 5/15/27	1,115,000	1,159,600
7% 5/15/25	849,000	878,715
Valvoline, Inc.:
4.25% 2/15/30 (a)	165,000	173,663
4.375% 8/15/25	978,000	1,011,066
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	305,000	319,488
5.625% 10/1/24 (a)	1,254,000	1,351,185
		14,112,434
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (a)	25,000	25,938
Berry Global, Inc. 4.875% 7/15/26 (a)	489,000	519,152
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	238,000	247,074
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (a)	95,000	100,983
Silgan Holdings, Inc. 4.75% 3/15/25	165,000	168,609
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	485,000	508,038
8.5% 8/15/27 (a)	140,000	151,550
		1,721,344
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	1,089,000	1,101,963
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,499,000	1,663,890
4.5% 8/1/47 (a)	1,522,000	1,866,353
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	10,000	10,963
Freeport-McMoRan, Inc.:
5.4% 11/14/34	310,000	384,013
5.45% 3/15/43	330,000	412,500
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	1,005,000	1,036,426
6.5% 5/1/25 (a)	260,000	278,200
		6,754,308

TOTAL MATERIALS		22,588,086

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	7,224,000	9,118,860
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	5,680,956
CoreCivic, Inc.:
4.625% 5/1/23	1,421,000	1,335,740
5% 10/15/22	443,000	435,779
Corporate Office Properties LP:
2.25% 3/15/26	2,969,000	3,034,839
5% 7/1/25	2,273,000	2,591,227
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	720,000	747,014
Duke Realty LP:
3.25% 6/30/26	589,000	655,252
3.625% 4/15/23	1,544,000	1,637,874
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	486,000	539,484
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,868,000	2,029,501
3.5% 8/1/26	1,945,000	2,193,449
Highwoods/Forsyth LP 3.2% 6/15/21	529,000	533,723
Hospitality Properties Trust:
4.375% 2/15/30	125,000	117,250
4.95% 2/15/27	65,000	61,994
4.95% 10/1/29	25,000	23,438
5.5% 12/15/27	125,000	130,549
Hudson Pacific Properties LP 4.65% 4/1/29	10,668,000	12,311,070
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,445,000	1,494,835
4.4% 6/15/24	948,000	1,030,951
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	1,508,000	1,590,940
4.5% 1/15/28	637,000	664,073
4.625% 6/15/25 (a)	150,000	158,250
5.75% 2/1/27	256,000	285,332
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,161,000	2,258,677
6.375% 3/1/24	268,000	277,005
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	5,854,000	5,891,762
3.625% 10/1/29	8,376,000	8,661,643
4.375% 8/1/23	4,882,000	5,258,424
4.5% 1/15/25	2,013,000	2,180,789
4.5% 4/1/27	716,000	789,075
4.75% 1/15/28	11,294,000	12,638,052
4.95% 4/1/24	882,000	956,321
5.25% 1/15/26	3,755,000	4,196,196
Realty Income Corp. 3.25% 1/15/31	1,828,000	2,068,723
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	657,745
5% 12/15/23	494,000	519,689
Retail Properties America, Inc.:
4% 3/15/25	10,791,000	10,837,801
4.75% 9/15/30	17,486,000	17,644,777
SBA Communications Corp. 4.875% 9/1/24	557,000	570,747
Simon Property Group LP:
2.45% 9/13/29	3,008,000	3,075,461
3.375% 12/1/27	8,103,000	8,893,115
SITE Centers Corp.:
3.625% 2/1/25	1,532,000	1,582,828
4.25% 2/1/26	2,753,000	2,937,571
Store Capital Corp.:
2.75% 11/18/30	3,456,000	3,488,621
4.625% 3/15/29	2,374,000	2,713,079
The GEO Group, Inc.:
5.875% 10/15/24	170,000	134,109
6% 4/15/26	610,000	451,400
Uniti Group, Inc. 7.875% 2/15/25 (a)	1,050,000	1,115,972
Ventas Realty LP:
3% 1/15/30	11,060,000	11,754,870
3.125% 6/15/23	1,033,000	1,085,795
4% 3/1/28	2,150,000	2,430,761
4.125% 1/15/26	999,000	1,143,775
4.75% 11/15/30	16,500,000	19,987,917
VEREIT Operating Partnership LP:
2.2% 6/15/28	1,380,000	1,388,160
2.85% 12/15/32	1,698,000	1,738,938
3.4% 1/15/28	2,874,000	3,110,084
VICI Properties, Inc.:
3.5% 2/15/25 (a)	305,000	311,100
4.25% 12/1/26 (a)	1,640,000	1,701,500
4.625% 12/1/29 (a)	595,000	634,074
Weingarten Realty Investors 3.375% 10/15/22	456,000	468,410
WP Carey, Inc.:
3.85% 7/15/29	1,773,000	1,992,576
4% 2/1/25	3,423,000	3,771,669
4.6% 4/1/24	5,327,000	5,903,831
		205,625,422
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	8,103,382
3.95% 11/15/27	4,382,000	4,578,831
4.1% 10/1/24	3,961,000	4,167,399
4.55% 10/1/29	1,896,000	2,061,215
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	9,190,039
Essex Portfolio LP 3.875% 5/1/24	1,923,000	2,103,564
Howard Hughes Corp. 5.375% 3/15/25 (a)	927,000	953,651
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,547,082
4.5% 4/18/22	678,000	668,712
Mid-America Apartments LP 4% 11/15/25	828,000	936,496
Post Apartment Homes LP 3.375% 12/1/22	502,000	523,243
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,623,242
3.75% 12/1/24	2,635,000	2,688,596
3.875% 12/1/23	1,186,000	1,207,279
3.875% 7/15/27	11,191,000	11,206,455
		54,559,186

TOTAL REAL ESTATE		260,184,608

UTILITIES - 0.5%
Electric Utilities - 0.2%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	140,000	150,139
5% 9/15/26	925,000	952,750
5.75% 10/15/25	333,000	350,483
Cleco Corporate Holdings LLC 3.375% 9/15/29	4,843,000	4,956,669
DPL, Inc. 4.35% 4/15/29	2,785,000	3,126,163
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	2,328,000	2,377,596
5.9% 12/1/21 (a)	3,889,000	4,065,064
Exelon Corp.:
4.05% 4/15/30	3,122,000	3,701,790
4.7% 4/15/50	1,390,000	1,876,223
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,750,442
7.375% 11/15/31	5,738,000	7,827,804
InterGen NV 7% 6/30/23 (a)	964,000	912,185
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,963,000	2,134,174
NextEra Energy Partners LP 4.25% 9/15/24 (a)	616,000	651,420
NRG Energy, Inc.:
3.375% 2/15/29 (a)(e)	110,000	112,338
3.625% 2/15/31 (a)(e)	225,000	233,438
5.25% 6/15/29 (a)	484,000	528,489
5.75% 1/15/28	581,000	634,074
6.625% 1/15/27	185,000	194,713
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,507,774	1,598,240
Pattern Energy Operations LP 4.5% 8/15/28 (a)	215,000	230,050
PG&E Corp. 5.25% 7/1/30	1,155,000	1,258,950
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,843,000	1,949,157
5.5% 9/1/26 (a)	3,498,000	3,660,132
5.625% 2/15/27 (a)	665,000	702,440
		48,934,923
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,213,000	1,558,326
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	708,738
		2,267,064
Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	68,000	70,210
4.75% 1/15/30 (a)	75,000	81,375
5% 1/31/28 (a)	656,000	733,080
The AES Corp.:
3.3% 7/15/25 (a)	15,965,000	17,413,983
3.95% 7/15/30 (a)	13,922,000	15,785,877
		34,084,525
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	1,758,000	2,085,468
4.05% 4/15/25 (a)	21,459,000	24,362,822
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	1,411,000	1,626,686
3.95% 4/1/50	2,477,000	3,049,626
NiSource Finance Corp. 5.95% 6/15/41	1,737,000	2,480,402
NiSource, Inc. 2.95% 9/1/29	12,206,000	13,411,804
Puget Energy, Inc.:
4.1% 6/15/30 (a)	6,250,000	7,074,005
5.625% 7/15/22	3,305,000	3,519,562
6% 9/1/21	3,185,000	3,310,861
Sempra Energy 6% 10/15/39	2,744,000	3,933,903
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (c)(d)	1,843,000	1,555,542
		66,410,681

TOTAL UTILITIES		151,697,193

TOTAL NONCONVERTIBLE BONDS
(Cost $3,716,911,972)		4,185,866,048

U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds:
1.25% 5/15/50	$511,700,000	$471,163,766
1.375% 8/15/50	233,000,000	221,386,406
1.625% 11/15/50	18,600,000	18,794,719
2% 2/15/50	23,716,000	26,132,994
U.S. Treasury Notes:
0.125% 6/30/22	455,500,000	455,428,828
0.875% 11/15/30	266,938,000	267,563,636
1.125% 2/28/22	399,000,000	404,049,844
3.125% 11/15/28	51,642,000	61,336,979
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,956,452,081)		1,925,857,172

U.S. Government Agency - Mortgage Securities - 21.9%
Fannie Mae - 5.8%
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (c)(d)	11,369	11,854
12 month U.S. LIBOR + 1.460% 2.991% 1/1/35 (c)(d)	17,294	17,970
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (c)(d)	2,981	3,105
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (c)(d)	1,839	1,920
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (c)(d)	10,754	11,270
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (c)(d)	6,653	6,963
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (c)(d)	28,073	29,495
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (c)(d)	8,462	8,852
12 month U.S. LIBOR + 1.630% 2.828% 3/1/33 (c)(d)	10,013	10,409
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (c)(d)	14,086	14,892
12 month U.S. LIBOR + 1.660% 2.346% 5/1/35 (c)(d)	20,793	21,720
12 month U.S. LIBOR + 1.670% 2.967% 7/1/43 (c)(d)	204,553	212,901
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (c)(d)	6,045	6,334
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (c)(d)	4,067	4,274
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (c)(d)	15,767	16,465
12 month U.S. LIBOR + 1.710% 2.672% 8/1/35 (c)(d)	6,816	7,125
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (c)(d)	10,843	11,401
12 month U.S. LIBOR + 1.740% 3.488% 3/1/40 (c)(d)	25,135	26,315
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (c)(d)	19,540	20,337
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (c)(d)	5,683	5,950
12 month U.S. LIBOR + 1.800% 2.698% 12/1/40 (c)(d)	592,629	620,232
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (c)(d)	14,295	14,869
12 month U.S. LIBOR + 1.800% 3.818% 1/1/42 (c)(d)	32,715	34,105
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (c)(d)	7,561	7,886
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (c)(d)	13,080	13,713
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (c)(d)	13,392	14,019
12 month U.S. LIBOR + 1.810% 3.826% 2/1/42 (c)(d)	41,855	43,799
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (c)(d)	50,531	53,124
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (c)(d)	6,340	6,590
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (c)(d)	19,585	20,690
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (c)(d)	21,289	22,057
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (c)(d)	3,868	4,014
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (c)(d)	3,869	4,017
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (c)(d)	1,538	1,593
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (c)(d)	2,486	2,583
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (c)(d)	374	390
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (c)(d)	4,517	4,741
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (c)(d)	4,268	4,482
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.631% 6/1/36 (c)(d)	23,712	24,628
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (c)(d)	10,902	11,314
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.297% 7/1/34 (c)(d)	29,335	30,670
2.5% 11/1/26 to 10/1/50	188,211,286	199,052,203
3% 7/1/27 to 9/1/50	583,760,137	619,312,103
3.25% 12/1/41	6,817	7,404
3.4% 7/1/42 to 9/1/42	135,707	147,220
3.5% 7/1/32 to 6/1/50	514,192,408	548,900,107
3.525% 5/1/42	3,948	4,376
3.65% 5/1/42 to 8/1/42	46,458	51,185
3.9% 4/1/42	10,475	11,706
4% 11/1/31 to 11/1/49	128,089,114	140,121,694
4.25% 11/1/41	32,846	36,998
4.5% to 4.5% 12/1/23 to 9/1/49	85,635,143	94,622,546
5% 5/1/21 to 2/1/49	14,280,009	16,281,926
5.243% 8/1/41 (c)	406,765	460,303
5.5% 10/1/21 to 9/1/24	28,116	28,747
6% to 6% 3/1/21 to 1/1/42	1,931,880	2,286,306
6.5% 3/1/22 to 5/1/38	283,325	322,481
6.572% 2/1/39 (c)	334,666	369,255
7% to 7% 9/1/21 to 7/1/37	200,376	230,182
7.5% to 7.5% 9/1/22 to 9/1/32	98,981	113,240
8% 3/1/37	3,158	3,834
8.5% 2/1/22 to 9/1/22	653	685
9% 10/1/30	7,484	8,852

TOTAL FANNIE MAE		1,623,762,421

Freddie Mac - 2.8%
12 month U.S. LIBOR + 1.320% 3.212% 1/1/36 (c)(d)	8,092	8,377
12 month U.S. LIBOR + 1.370% 2.835% 3/1/36 (c)(d)	27,153	28,209
12 month U.S. LIBOR + 1.500% 3.076% 3/1/36 (c)(d)	27,342	28,539
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (c)(d)	6,428	6,703
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (c)(d)	109,004	113,365
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (c)(d)	56,697	58,942
12 month U.S. LIBOR + 1.750% 3.088% 12/1/40 (c)(d)	255,007	265,751
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (c)(d)	2,616	2,745
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (c)(d)	9,499	10,053
12 month U.S. LIBOR + 1.870% 2.796% 10/1/42 (c)(d)	38,813	40,600
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (c)(d)	10,960	11,313
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (c)(d)	5,069	5,325
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (c)(d)	5,704	5,945
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (c)(d)	20,590	21,611
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (c)(d)	15,991	16,789
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (c)(d)	19,138	20,101
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (c)(d)	5,339	5,589
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (c)(d)	13,308	14,000
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (c)(d)	14,653	15,403
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (c)(d)	17,024	17,832
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (c)(d)	341	355
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (c)(d)	24,039	25,104
6 month U.S. LIBOR + 1.120% 2% 8/1/37 (c)(d)	8,836	9,033
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (c)(d)	1,144	1,190
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (c)(d)	17,160	17,908
6 month U.S. LIBOR + 1.830% 2.58% 5/1/37 (c)(d)	4,437	4,649
6 month U.S. LIBOR + 1.840% 2.596% 10/1/36 (c)(d)	39,281	41,084
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (c)(d)	4,528	4,754
6 month U.S. LIBOR + 1.860% 2.642% 10/1/35 (c)(d)	19,797	20,704
6 month U.S. LIBOR + 2.020% 3.012% 6/1/37 (c)(d)	22,783	23,805
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (c)(d)	11,766	12,286
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.106% 6/1/33 (c)(d)	25,282	26,453
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.043% 6/1/33 (c)(d)	45,767	47,792
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.174% 3/1/35 (c)(d)	92,171	96,059
2.5% 6/1/31 to 7/1/50 (f)(g)(h)	60,527,947	63,708,239
3% 6/1/31 to 8/1/50	236,869,539	252,007,447
3.5% 6/1/27 to 3/1/50	245,529,259	262,916,415
3.5% 8/1/47	4,604,230	4,948,764
4% 6/1/33 to 1/1/49 (f)(i)	160,444,415	174,476,763
4% 4/1/48	30,458	32,644
4.5% 6/1/25 to 12/1/48	20,545,797	22,737,579
5% 2/1/21 to 7/1/41	4,085,080	4,700,526
5.5% 6/1/22	12,972	13,268
6% 12/1/21 to 6/1/39	411,335	479,496
6.5% 5/1/21 to 9/1/39	676,856	793,470
7% 8/1/21 to 9/1/36	194,541	226,644
7.5% 1/1/27 to 7/1/34	56,628	65,881
8% 7/1/24 to 4/1/32	4,300	4,937
8.5% 12/1/22 to 1/1/28	2,854	3,185

TOTAL FREDDIE MAC		788,143,626

Ginnie Mae - 6.4%
3.5% 9/20/40 to 4/20/50	132,786,526	144,039,519
4% 7/20/33 to 6/20/49	261,332,458	282,717,705
4.5% 6/20/33 to 11/20/47	39,896,342	44,057,770
5.5% 8/15/33 to 9/15/39	350,913	412,456
6% to 6% 10/15/30 to 5/15/40	506,997	595,723
7% to 7% 11/15/22 to 11/15/32	197,652	227,546
7.5% to 7.5% 2/15/22 to 9/15/31	53,138	58,955
8% 11/15/21 to 11/15/29	15,341	16,689
8.5% to 8.5% 10/15/21 to 1/15/31	6,437	7,378
9% 1/15/23	27	28
2.5% 11/20/47	79,407	84,119
2.5% 12/1/50 (e)	21,300,000	22,435,311
2.5% 12/1/50 (e)	16,000,000	16,852,816
2.5% 12/1/50 (e)	12,800,000	13,482,253
2.5% 12/1/50 (e)	17,050,000	17,958,782
2.5% 12/1/50 (e)	9,900,000	10,427,680
2.5% 12/1/50 (e)	13,200,000	13,903,573
2.5% 12/1/50 (e)	15,600,000	16,431,496
2.5% 12/1/50 (e)	42,450,000	44,712,627
2.5% 12/1/50 (e)	13,500,000	14,219,564
2.5% 12/1/50 (e)	36,700,000	38,656,147
2.5% 12/1/50 (e)	12,600,000	13,271,593
2.5% 12/1/50 (e)	12,600,000	13,271,593
2.5% 12/1/50 (e)	15,100,000	15,904,845
2.5% 1/1/51 (e)	9,550,000	10,037,015
2.5% 1/1/51 (e)	31,500,000	33,106,383
2.5% 1/1/51 (e)	9,700,000	10,194,664
2.5% 1/1/51 (e)	9,300,000	9,774,266
2.5% 1/1/51 (e)	32,150,000	33,789,531
2.5% 1/1/51 (e)	30,750,000	32,318,136
3% 5/15/42 to 9/20/50	146,426,297	154,422,115
3% 12/1/50 (e)	5,950,000	6,209,814
3% 12/1/50 (e)	7,050,000	7,357,847
3% 12/1/50 (e)	7,100,000	7,410,031
3% 12/1/50 (e)	15,150,000	15,811,544
3% 12/1/50 (e)	7,750,000	8,088,414
3% 12/1/50 (e)	22,350,000	23,325,942
3% 12/1/50 (e)	17,900,000	18,681,627
3% 12/1/50 (e)	17,950,000	18,733,810
3% 12/1/50 (e)	23,900,000	24,943,625
3% 1/1/51 (e)	14,800,000	15,452,042
3% 1/1/51 (e)	1,100,000	1,148,463
3% 1/1/51 (e)	600,000	626,434
3% 1/1/51 (e)	8,150,000	8,509,064
3.5% 12/1/50 (e)	15,550,000	16,423,709
3.5% 12/1/50 (e)	38,600,000	40,768,822
3.5% 12/1/50 (e)	5,350,000	5,650,601
3.5% 12/1/50 (e)	3,000,000	3,168,561
3.5% 12/1/50 (e)	6,100,000	6,442,741
3.5% 12/1/50 (e)	3,400,000	3,591,036
3.5% 12/1/50 (e)	5,950,000	6,284,313
3.5% 12/1/50 (e)	14,850,000	15,684,378
3.5% 12/1/50 (e)	8,000,000	8,449,497
3.5% 12/1/50 (e)	19,850,000	20,965,314
3.5% 12/1/50 (e)	12,150,000	12,832,673
3.5% 12/1/50 (e)	10,750,000	11,354,011
3.5% 12/1/50 (e)	15,100,000	15,948,425
3.5% 12/1/50 (e)	45,550,000	48,109,322
3.5% 12/1/50 (e)	6,100,000	6,442,741
3.5% 12/1/50 (e)	9,000,000	9,505,684
3.5% 12/1/50 (e)	9,500,000	10,033,777
3.5% 12/1/50 (e)	4,000,000	4,224,748
3.5% 12/1/50 (e)	15,350,000	16,212,472
3.5% 12/1/50 (e)	21,550,000	22,760,832
3.5% 12/1/50 (e)	54,500,000	57,562,197
3.5% 1/1/51 (e)	19,600,000	20,693,611
3.5% 1/1/51 (e)	15,550,000	16,417,636
3.5% 1/1/51 (e)	49,600,000	52,367,506
3.5% 1/1/51 (e)	38,600,000	40,753,745
3.5% 1/1/51 (e)	39,800,000	42,020,701
3.5% 1/1/51 (e)	20,700,000	21,854,988
3.5% 1/1/51 (e)	19,400,000	20,482,452
3.5% 1/1/51 (e)	39,300,000	41,492,802
3.5% 1/1/51 (e)	4,900,000	5,173,403
5% 4/15/33 to 6/20/48	24,825,406	27,583,564
6.5% 3/20/31 to 6/15/37	70,739	83,139

TOTAL GINNIE MAE		1,795,026,336

Uniform Mortgage Backed Securities - 6.9%
1.5% 12/1/35 (e)	3,700,000	3,793,879
1.5% 12/1/35 (e)	4,050,000	4,152,759
1.5% 12/1/35 (e)	2,200,000	2,255,820
1.5% 12/1/35 (e)	2,200,000	2,255,820
1.5% 12/1/35 (e)	1,850,000	1,896,939
1.5% 12/1/35 (e)	19,250,000	19,738,423
1.5% 12/1/35 (e)	33,850,000	34,708,863
1.5% 12/1/35 (e)	13,450,000	13,791,261
1.5% 12/1/35 (e)	23,650,000	24,250,062
1.5% 12/1/35 (e)	19,250,000	19,738,423
1.5% 12/1/35 (e)	13,450,000	13,791,261
1.5% 12/1/35 (e)	33,850,000	34,708,863
1.5% 12/1/35 (e)	23,650,000	24,250,062
1.5% 12/1/35 (e)	4,400,000	4,511,639
1.5% 12/1/35 (e)	4,800,000	4,921,788
1.5% 12/1/35 (e)	2,600,000	2,665,969
1.5% 1/1/36 (e)	4,050,000	4,148,329
1.5% 1/1/36 (e)	14,250,000	14,595,973
1.5% 1/1/36 (e)	4,950,000	5,070,180
1.5% 1/1/36 (e)	29,950,000	30,677,150
1.5% 1/1/36 (e)	10,450,000	10,703,713
1.5% 1/1/36 (e)	4,800,000	4,916,538
2% 12/1/35 (e)	25,800,000	26,858,510
2% 12/1/35 (e)	13,200,000	13,741,563
2% 12/1/35 (e)	14,050,000	14,626,436
2% 12/1/35 (e)	27,500,000	28,628,256
2% 12/1/35 (e)	24,300,000	25,296,968
2% 12/1/35 (e)	12,450,000	12,960,792
2% 12/1/35 (e)	26,300,000	27,379,023
2% 12/1/35 (e)	13,450,000	14,001,820
2% 1/1/36 (e)	14,200,000	14,764,285
2% 1/1/36 (e)	27,800,000	28,904,728
2% 1/1/36 (e)	51,800,000	53,858,449
2% 1/1/36 (e)	26,500,000	27,553,068
2% 12/1/50 (e)	39,150,000	40,667,986
2% 12/1/50 (e)	11,850,000	12,309,467
2% 12/1/50 (e)	11,850,000	12,309,467
2% 12/1/50 (e)	23,900,000	24,826,689
2% 12/1/50 (e)	31,050,000	32,253,920
2% 12/1/50 (e)	18,950,000	19,684,760
2% 12/1/50 (e)	7,450,000	7,738,863
2% 12/1/50 (e)	37,800,000	39,265,642
2% 12/1/50 (e)	8,300,000	8,621,821
2% 12/1/50 (e)	1,100,000	1,142,651
2% 12/1/50 (e)	30,850,000	32,046,166
2% 12/1/50 (e)	9,200,000	9,556,717
2% 12/1/50 (e)	1,550,000	1,610,099
2% 12/1/50 (e)	14,500,000	15,062,217
2% 12/1/50 (e)	23,900,000	24,826,689
2% 12/1/50 (e)	19,450,000	20,204,147
2% 12/1/50 (e)	19,450,000	20,204,147
2.5% 12/1/35 (e)	11,400,000	11,850,648
2.5% 12/1/35 (e)	11,700,000	12,162,507
2.5% 12/1/35 (e)	8,450,000	8,784,033
2.5% 12/1/35 (e)	5,850,000	6,081,253
2.5% 12/1/35 (e)	800,000	831,624
2.5% 12/1/35 (e)	4,750,000	4,937,770
2.5% 12/1/50 (e)	33,500,000	35,099,089
2.5% 12/1/50 (e)	26,000,000	27,241,084
3% 12/1/50 (e)	8,300,000	8,670,914
3% 12/1/50 (e)	10,700,000	11,178,166
3% 12/1/50 (e)	9,400,000	9,820,071
3% 12/1/50 (e)	27,100,000	28,311,056
3% 12/1/50 (e)	27,450,000	28,676,697
3% 12/1/50 (e)	20,050,000	20,946,002
3% 12/1/50 (e)	20,350,000	21,259,409
3% 12/1/50 (e)	20,350,000	21,259,409
3% 12/1/50 (e)	27,900,000	29,146,806
3% 12/1/50 (e)	27,900,000	29,146,806
3% 12/1/50 (e)	22,000,000	22,983,145
3% 12/1/50 (e)	16,800,000	17,550,765
3% 12/1/50 (e)	36,800,000	38,444,533
3% 12/1/50 (e)	36,800,000	38,444,533
3% 12/1/50 (e)	9,700,000	10,133,477
3% 12/1/50 (e)	7,250,000	7,573,991
3% 12/1/50 (e)	7,250,000	7,573,991
3% 12/1/50 (e)	4,350,000	4,544,395
3% 12/1/50 (e)	5,650,000	5,902,489
3% 1/1/51 (e)	9,700,000	10,139,540
3% 1/1/51 (e)	9,500,000	9,930,477
3% 1/1/51 (e)	5,750,000	6,010,552
3% 1/1/51 (e)	8,050,000	8,414,773
3% 1/1/51 (e)	25,900,000	27,073,617
3% 1/1/51 (e)	26,400,000	27,596,274
3.5% 12/1/50 (e)	84,400,000	89,022,242
3.5% 12/1/50 (e)	7,900,000	8,332,651
3.5% 12/1/50 (e)	9,100,000	9,598,370
3.5% 12/1/50 (e)	8,100,000	8,543,604
3.5% 12/1/50 (e)	69,050,000	72,831,585
3.5% 12/1/50 (e)	68,500,000	72,251,464
3.5% 12/1/50 (e)	3,750,000	3,955,372
3.5% 12/1/50 (e)	4,350,000	4,588,232
3.5% 12/1/50 (e)	3,900,000	4,113,587
3.5% 12/1/50 (e)	7,300,000	7,699,791
3.5% 12/1/50 (e)	6,450,000	6,803,240
3.5% 12/1/50 (e)	14,350,000	15,135,891
3.5% 12/1/50 (e)	13,150,000	13,870,172
3.5% 12/1/50 (e)	4,750,000	5,010,138
3.5% 12/1/50 (e)	4,350,000	4,588,232
3.5% 12/1/50 (e)	54,500,000	57,484,742
3.5% 12/1/50 (e)	5,500,000	5,801,212
3.5% 12/1/50 (e)	3,700,000	3,902,634
4% 12/1/50 (e)	4,175,000	4,454,692
4% 12/1/50 (e)	150,000	160,049
4% 12/1/50 (e)	7,900,000	8,429,237
4% 12/1/50 (e)	5,150,000	5,495,009
4% 12/1/50 (e)	27,350,000	29,182,231
4% 12/1/50 (e)	3,800,000	4,054,570
4% 12/1/50 (e)	3,300,000	3,521,074
4% 12/1/50 (e)	6,350,000	6,775,399
4% 12/1/50 (e)	3,050,000	3,254,326
4% 12/1/50 (e)	4,925,000	5,254,936
4% 12/1/50 (e)	4,175,000	4,454,692
4% 12/1/50 (e)	150,000	160,049
4% 12/1/50 (e)	5,225,000	5,575,033
4% 12/1/50 (e)	14,450,000	15,418,034
4% 12/1/50 (e)	13,050,000	13,924,246

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,953,815,692

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,076,700,116)		6,160,748,075

Asset-Backed Securities - 2.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$8,558,545	$8,102,235
Series 2019-1 Class A, 3.844% 5/15/39 (a)	5,259,112	4,941,181
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	8,813,579	8,325,496
Class B, 4.458% 10/16/39 (a)	1,629,753	1,186,536
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (a)(c)(d)	11,898,000	11,886,887
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(c)(d)	8,424,000	8,424,396
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (a)(c)(d)	4,684,000	4,681,325
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	4,730,547	4,416,244
Class B, 4.335% 1/16/40 (a)	766,953	557,569
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (a)(c)(d)	8,066,000	8,059,410
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 0% 1/15/33 (a)(c)(d)	11,060,000	11,060,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(c)(d)	8,740,000	8,756,186
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (a)(c)(d)	9,695,000	9,656,336
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (a)(c)(d)	20,753,000	20,704,044
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5101% 10/25/35 (c)(d)	28,767	28,686
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (a)(c)(d)	13,346,000	13,329,264
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(c)(d)	3,961,000	3,958,726
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	6,217,167	5,909,627
Class AA, 2.487% 12/16/41 (a)(c)	1,079,687	1,037,822
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.15% 5/25/29 (c)(d)	413,701	414,110
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.0648% 7/25/29 (c)(d)	602,675	602,883
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(c)(d)	10,597,000	10,508,727
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	549,328	550,609
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	13,810,042	13,958,030
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(c)	1,645,666	1,659,820
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	8,902,123	8,329,629
Class B, 5.095% 4/15/39 (a)	3,608,108	2,685,096
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,614,441	5,305,649
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (a)(c)(d)	6,412,000	6,409,083
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(c)(d)	4,342,000	4,339,829
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(c)(d)	5,250,000	5,243,401
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (a)(c)(d)	2,010,000	2,001,214
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(c)(d)	10,867,000	10,907,751
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5001% 10/25/37 (a)(c)(d)	177,258	177,960
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	2,225,762	2,239,619
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.5733% 9/28/30 (c)(d)	849,090	844,837
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	2,287,251	2,296,959
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	914,025	918,674
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	9,648,836	9,760,861
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	2,641,744	2,660,127
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	512,389	514,241
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,145,065	3,228,787
Class A2II, 4.03% 11/20/47 (a)	5,349,723	5,686,327
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	992,438	1,073,450
Class A2II, 4.021% 5/20/49 (a)	746,550	787,200
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (a)	2,113,650	2,245,521
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(c)(d)	7,300,000	7,293,569
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (a)(c)(d)	4,690,000	4,672,305
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (a)(c)(d)	10,321,000	10,322,713
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (a)(c)(d)(e)	3,940,000	3,940,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(c)(d)	9,656,000	9,643,843
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.5169% 4/15/29 (a)(c)(d)	10,233,000	10,223,678
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.4001% 1/16/32 (a)(c)(d)	2,909,000	2,905,355
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(c)(d)	7,468,000	7,460,704
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (a)(c)(d)	7,000,000	6,956,726
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (a)	9,200,000	9,228,621
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(c)(d)	9,400,000	9,388,175
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	1,085,996	1,088,596
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(c)(d)	8,949,000	8,942,091
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(c)(d)	8,920,000	8,919,946
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class B, 3.1% 5/15/23	6,690,000	6,747,977
Series 2019-1 Class B, 3.04% 3/15/24	1,170,000	1,192,547
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,917,299
Series 2019-3 Class A1, 2.23% 9/15/24	4,320,000	4,458,497
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,383,696
GM Financial Automobile Leasing Trust Series 2020-1 Class A2A, 1.67% 4/20/22	5,768,240	5,796,991
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	6,010,000	6,057,187
Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5509% 9/15/23 (a)(c)(d)	4,186,000	4,192,428
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.7778% 4/10/31 (a)(c)(d)	25,928	25,926
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,326,853	3,172,360
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	4,719,582	4,495,995
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(c)	7,887,000	8,075,342
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(c)(d)(e)	4,500,000	4,500,000
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (a)(c)(d)	2,750,000	2,743,142
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (a)(c)(d)	3,495,000	3,491,666
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (a)(c)(d)	9,585,000	9,578,942
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(c)(d)	9,770,000	9,786,795
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (a)(c)(d)	4,271,000	4,268,548
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (a)(c)(d)	7,329,000	7,322,103
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (a)(c)(d)	23,148,000	23,134,713
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0178% 1/18/28 (a)(c)(d)	8,583,655	8,530,162
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	2,641,718	2,663,510
Series 2020-1A Class A, 2.24% 3/15/30 (a)	1,809,592	1,821,583
Mercedes-Benz Master Owner Trust Series 2019-BA Class A, 2.61% 5/15/24 (a)	10,340,000	10,685,575
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	2,982,285	3,194,158
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (a)(c)(d)	10,553,000	10,468,407
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(c)(d)	21,867,000	21,867,284
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	1,510,163	1,512,462
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	14,329,404	14,310,776
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7501% 7/26/66 (a)(c)(d)	551,905	551,787
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6601% 9/25/35 (c)(d)	50,701	50,635
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (a)(c)(d)	8,594,000	8,584,856
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	7,045,758	6,656,057
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	2,568,484	2,579,575
Series 2019-4A Class A, 2.48% 2/17/26 (a)	1,658,150	1,664,537
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	6,899,972	6,995,978
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	3,465,673	3,477,363
Santander Retail Auto Lease Trust Series 2019-C Class A2A, 1.89% 9/20/22 (a)	2,935,868	2,959,719
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	9,974,907	9,255,292
Class B, 4.335% 3/15/40 (a)	853,777	582,942
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	8,715,000	9,255,243
1.884% 7/15/50 (a)	4,275,000	4,401,423
2.328% 7/15/52 (a)	3,269,000	3,302,109
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.7204% 12/15/27 (a)(c)(d)	1,203,937	1,203,707
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	4,444,051	4,492,482
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (a)(c)(d)	14,018,235	14,066,921
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (a)(c)(d)	5,300,000	5,300,000
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (a)(c)(d)	7,106,000	7,057,935
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (c)(d)	7,249	6,661
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(c)	9,675,593	9,242,247
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	20,541,060	19,501,715
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,101,481	2,243,568
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	309,466	325,724
Series 2019-1 Class A1, 3.7236% 3/25/58 (a)(c)	1,139,996	1,223,127
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	1,820,109	1,865,121
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	6,728,956	6,872,618
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (a)(c)(d)	778,000	536,820
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	1,499,318	1,502,369
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (a)(c)(d)	8,606,000	8,597,764
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(c)(d)	12,409,000	12,451,377
Voya CLO Ltd. Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (a)(c)(d)	4,458,000	4,445,790
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(c)(d)	11,800,000	11,785,179
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(c)(d)	9,150,000	9,161,611
TOTAL ASSET-BACKED SECURITIES
(Cost $718,430,496)		717,955,009

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.2881% 6/27/36 (a)(c)(d)	7,175	7,165
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	4,151	4,141
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(c)	111,700	111,416
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (a)(c)(d)	103,947	98,261
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(c)(d)(j)	543,242	54
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (a)(c)(d)	1,090,129	1,007,269
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	5,778,197	5,952,267
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5965% 2/20/49 (c)(d)	4,903,009	4,953,557
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(c)(d)	1,906,333	1,912,180
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(c)	9,300,000	9,507,325
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3778% 1/23/23 (a)(c)(d)	5,443,000	5,445,079
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4778% 4/23/23 (a)(c)(d)	25,857,000	25,860,708
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	2,802,183	2,809,421
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	5,006,803	5,217,767
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	6,826,409	7,228,057
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,733,762	1,756,277
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	22,177,538	22,215,812
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	5,499,625	5,499,097
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (c)(d)	2,425	2,334
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(c)(d)	10,080,000	10,101,309
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7901% 9/25/43 (c)(d)	97,439	94,712
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.8781% 9/25/33 (c)	12,791	12,572

TOTAL PRIVATE SPONSOR		109,796,780

U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9501% 2/25/32 (c)(d)	3,572	3,631
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1435% 3/18/32 (c)(d)	6,403	6,545
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1501% 4/25/32 (c)(d)	7,082	7,252
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1501% 10/25/32 (c)(d)	9,422	9,640
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9001% 1/25/32 (c)(d)	3,542	3,595
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9499% 12/25/33 (c)(k)(l)	131,247	36,360
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5299% 11/25/36 (c)(k)(l)	88,724	19,705
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.4501% 1/25/43 (c)(d)	921,749	922,720
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.5001% 5/25/47 (c)(d)	2,028,819	2,034,656
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.4501% 5/25/48 (c)(d)	1,235,667	1,237,084
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.4501% 6/25/48 (c)(d)	3,985,077	3,986,542
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,260	1,323
Series 1993-207 Class H, 6.5% 11/25/23	29,666	31,679
Series 1996-28 Class PK, 6.5% 7/25/25	10,536	11,294
Series 1999-17 Class PG, 6% 4/25/29	63,381	70,545
Series 1999-32 Class PL, 6% 7/25/29	63,823	71,245
Series 1999-33 Class PK, 6% 7/25/29	47,415	53,003
Series 2001-52 Class YZ, 6.5% 10/25/31	6,382	7,519
Series 2003-28 Class KG, 5.5% 4/25/23	15,275	15,961
Series 2005-102 Class CO 11/25/35 (m)	24,273	22,850
Series 2005-39 Class TE, 5% 5/25/35	24,617	27,639
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1597% 8/25/35 (c)(l)	7,646	10,534
Series 2005-81 Class PC, 5.5% 9/25/35	67,970	77,312
Series 2006-12 Class BO 10/25/35 (m)	110,647	103,862
Series 2006-15 Class OP 3/25/36 (m)	125,358	117,998
Series 2006-37 Class OW 5/25/36 (m)	11,858	11,082
Series 2006-45 Class OP 6/25/36 (m)	39,049	36,637
Series 2006-62 Class KP 4/25/36 (m)	65,156	61,472
Series 2012-149:
Class DA, 1.75% 1/25/43	185,370	191,244
Class GA, 1.75% 6/25/42	199,211	205,181
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	10,275	11,777
Series 1999-25 Class Z, 6% 6/25/29	38,597	43,944
Series 2001-20 Class Z, 6% 5/25/31	65,905	74,010
Series 2001-31 Class ZC, 6.5% 7/25/31	33,675	38,898
Series 2002-16 Class ZD, 6.5% 4/25/32	19,684	23,255
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3999% 11/25/32 (c)(k)(l)	66,531	9,861
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	128,431	8,035
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4899% 12/25/36 (c)(k)(l)	69,518	18,976
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2899% 5/25/37 (c)(k)(l)	38,150	8,688
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3752% 9/25/23 (c)(l)	1,851	2,175
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9499% 3/25/33 (c)(k)(l)	10,428	2,528
Series 2005-72 Class ZC, 5.5% 8/25/35	480,104	544,835
Series 2005-79 Class ZC, 5.9% 9/25/35	284,570	326,401
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.7192% 6/25/37 (c)(l)	41,644	89,137
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (c)(l)	43,503	93,172
Class SB, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (c)(l)	15,085	28,634
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1999% 3/25/38 (c)(k)(l)	240,668	51,556
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.2099% 6/25/21 (c)(k)(l)	2	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8999% 12/25/40 (c)(k)(l)	229,482	47,370
Class ZA, 4.5% 12/25/40	139,300	153,939
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	134,301	8,211
Series 2010-150 Class ZC, 4.75% 1/25/41	1,023,704	1,152,459
Series 2010-95 Class ZC, 5% 9/25/40	2,166,866	2,452,905
Series 2011-39 Class ZA, 6% 11/25/32	150,029	174,736
Series 2011-4 Class PZ, 5% 2/25/41	375,843	438,102
Series 2011-67 Class AI, 4% 7/25/26 (k)	39,267	2,162
Series 2011-83 Class DI, 6% 9/25/26 (k)	23,426	796
Series 2012-100 Class WI, 3% 9/25/27 (k)	660,922	43,842
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5008% 12/25/30 (c)(k)(l)	197,046	12,732
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3999% 6/25/41 (c)(k)(l)	249,143	20,645
Series 2013-133 Class IB, 3% 4/25/32 (k)	413,616	14,111
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8999% 1/25/44 (c)(k)(l)	202,112	33,212
Series 2013-44 Class DJ, 1.85% 5/25/33	13,406,559	13,714,499
Series 2013-51 Class GI, 3% 10/25/32 (k)	155,615	11,303
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5699% 6/25/35 (c)(k)(l)	186,359	38,464
Series 2015-42 Class IL, 6% 6/25/45 (k)	1,034,197	201,135
Series 2015-70 Class JC, 3% 10/25/45	1,145,438	1,216,376
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	496,640	99,933
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	32,644	6,007
Series 343 Class 16, 5.5% 5/25/34 (k)	28,817	4,782
Series 348 Class 14, 6.5% 8/25/34 (c)(k)	25,806	5,865
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)	16,514	3,051
Class 13, 6% 3/25/34 (k)	22,778	4,251
Series 359 Class 19, 6% 7/25/35 (c)(k)	13,855	2,842
Series 384 Class 6, 5% 7/25/37 (k)	147,432	25,490
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9409% 1/15/32 (c)(d)	3,037	3,087
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (c)(d)	3,914	3,992
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1409% 3/15/32 (c)(d)	4,247	4,344
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0409% 6/15/31 (c)(d)	7,305	7,443
Class FG, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (c)(d)	2,304	2,350
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.4909% 8/15/47 (c)(d)	1,085,058	1,088,654
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3909% 5/15/37 (c)(d)	165,229	165,697
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	72,240	80,775
Series 2101 Class PD, 6% 11/15/28	4,695	5,235
Series 2104 Class PG, 6% 12/15/28	5,028	5,633
Series 2121 Class MG, 6% 2/15/29	28,442	31,781
Series 2131 Class BG, 6% 3/15/29	159,222	178,512
Series 2137 Class PG, 6% 3/15/29	23,698	26,599
Series 2154 Class PT, 6% 5/15/29	55,930	62,778
Series 2162 Class PH, 6% 6/15/29	10,039	11,184
Series 2520 Class BE, 6% 11/15/32	68,316	78,871
Series 2693 Class MD, 5.5% 10/15/33	314,132	362,790
Series 2802 Class OB, 6% 5/15/34	91,954	103,566
Series 3002 Class NE, 5% 7/15/35	177,472	198,994
Series 3110 Class OP 9/15/35 (m)	65,945	64,281
Series 3119 Class PO 2/15/36 (m)	146,505	137,820
Series 3121 Class KO 3/15/36 (m)	24,626	23,465
Series 3123 Class LO 3/15/36 (m)	83,574	78,670
Series 3145 Class GO 4/15/36 (m)	82,560	78,091
Series 3189 Class PD, 6% 7/15/36	147,735	175,795
Series 3225 Class EO 10/15/36 (m)	43,354	40,700
Series 3258 Class PM, 5.5% 12/15/36	64,330	74,208
Series 3415 Class PC, 5% 12/15/37	60,254	67,846
Series 3786 Class HI, 4% 3/15/38 (k)	74,474	1,585
Series 3806 Class UP, 4.5% 2/15/41	440,924	487,820
Series 3832 Class PE, 5% 3/15/41	755,705	847,928
Series 4135 Class AB, 1.75% 6/15/42	150,137	154,652
Series 4765 Class PE, 3% 12/15/41	537,361	545,352
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,373	2,657
Series 2135 Class JE, 6% 3/15/29	19,751	22,200
Series 2274 Class ZM, 6.5% 1/15/31	20,155	23,166
Series 2281 Class ZB, 6% 3/15/30	32,387	35,983
Series 2303 Class ZV, 6% 4/15/31	14,738	16,611
Series 2357 Class ZB, 6.5% 9/15/31	119,935	141,203
Series 2502 Class ZC, 6% 9/15/32	37,003	42,630
Series 2519 Class ZD, 5.5% 11/15/32	41,382	46,923
Series 2546 Class MJ, 5.5% 3/15/23	9,601	10,045
Series 2601 Class TB, 5.5% 4/15/23	4,501	4,713
Series 2998 Class LY, 5.5% 7/15/25	20,867	22,448
Series 3871 Class KB, 5.5% 6/15/41	803,233	955,734
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4591% 2/15/36 (c)(k)(l)	46,055	9,639
Series 1658 Class GZ, 7% 1/15/24	6,199	6,727
Series 2013-4281 Class AI, 4% 12/15/28 (k)	372,526	18,376
Series 2017-4683 Class LM, 3% 5/15/47	1,363,287	1,448,372
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0591% 11/15/31 (c)(k)(l)	28,657	4,461
Series 2587 Class IM, 6.5% 3/15/33 (k)	4,869	994
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.8843% 8/15/24 (c)(l)	187	220
Class SD, 86.400% - 1 month U.S. LIBOR 84.6185% 8/15/24 (c)(l)	343	450
Series 2933 Class ZM, 5.75% 2/15/35	596,965	706,772
Series 2935 Class ZK, 5.5% 2/15/35	556,289	637,777
Series 2947 Class XZ, 6% 3/15/35	255,723	298,100
Series 2996 Class ZD, 5.5% 6/15/35	444,624	525,397
Series 3237 Class C, 5.5% 11/15/36	629,943	729,400
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5191% 11/15/36 (c)(k)(l)	192,138	48,823
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6091% 3/15/37 (c)(k)(l)	296,571	79,442
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6191% 4/15/37 (c)(k)(l)	421,924	113,432
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4391% 6/15/37 (c)(k)(l)	147,337	34,353
Series 3949 Class MK, 4.5% 10/15/34	124,449	137,500
Series 3955 Class YI, 3% 11/15/21 (k)	4,276	41
Series 4055 Class BI, 3.5% 5/15/31 (k)	393,304	14,806
Series 4149 Class IO, 3% 1/15/33 (k)	78,182	7,791
Series 4314 Class AI, 5% 3/15/34 (k)	117,543	8,141
Series 4427 Class LI, 3.5% 2/15/34 (k)	768,597	43,090
Series 4471 Class PA 4% 12/15/40	766,816	822,591
target amortization class Series 2156 Class TC, 6.25% 5/15/29	26,952	29,228
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0484% 2/15/24 (c)(d)	7,516	7,558
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	6,856	7,844
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	18,709	20,850
Series 2056 Class Z, 6% 5/15/28	43,949	49,117
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.4409% 5/15/48 (c)(d)	2,658,665	2,658,862
Series 4386 Class AZ, 4.5% 11/15/40	1,451,923	1,600,324
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	11,958,991	12,811,616
Series 2018-4 Class MA, 3.5% 3/25/58	4,486,241	4,812,935
Series 2019-1 Class MA, 3.5% 7/25/58	7,741,248	8,309,449
Series 2018-3 Class M55D, 4% 8/25/57	564,757	615,996
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5491% 6/16/37 (c)(k)(l)	84,794	20,585
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7063% 3/20/60 (c)(d)(n)	1,024,494	1,027,588
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4761% 7/20/60 (c)(d)(n)	133,414	133,123
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.44% 9/20/60 (c)(d)(n)	160,213	159,762
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.44% 8/20/60 (c)(d)(n)	165,608	165,158
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.52% 12/20/60 (c)(d)(n)	335,067	334,794
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 12/20/60 (c)(d)(n)	418,078	418,898
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 2/20/61 (c)(d)(n)	710,220	711,205
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.63% 2/20/61 (c)(d)(n)	951,489	952,765
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 4/20/61 (c)(d)(n)	377,991	378,774
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (c)(d)(n)	543,002	544,127
Class FC, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (c)(d)(n)	434,667	435,565
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.67% 6/20/61 (c)(d)(n)	507,396	508,721
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.69% 9/20/61 (c)(d)(n)	1,295,084	1,299,407
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 10/20/61 (c)(d)(n)	584,040	586,534
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 11/20/61 (c)(d)(n)	558,602	562,213
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 1/20/62 (c)(d)(n)	362,262	364,514
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 1/20/62 (c)(d)(n)	511,607	514,115
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 3/20/62 (c)(d)(n)	329,575	331,004
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (c)(d)(n)	12,862	12,933
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.67% 7/20/60 (c)(d)(n)	8,023	8,029
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 1/20/64 (c)(d)(n)	486,792	488,542
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.74% 12/20/63 (c)(d)(n)	1,752,478	1,759,654
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.64% 6/20/64 (c)(d)(n)	444,553	445,456
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.44% 3/20/65 (c)(d)(n)	10,701	10,677
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.42% 5/20/63 (c)(d)(n)	15,362	15,329
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.34% 4/20/63 (c)(d)(n)	9,998	9,961
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.54% 12/20/62 (c)(d)(n)	25,693	25,686
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3965% 10/20/47 (c)(d)	1,213,048	1,213,012
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4965% 11/20/48 (c)(d)	2,863,681	2,876,153
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4465% 5/20/48 (c)(d)	1,351,141	1,352,967
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4465% 6/20/48 (c)(d)	1,629,279	1,632,017
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4465% 6/20/48 (c)(d)	1,693,005	1,697,402
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5965% 12/20/49 (c)(d)	17,730,787	17,853,426
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5465% 3/20/50 (c)(d)	17,022,800	17,138,919
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.707% 12/20/40 (c)(l)	918,541	1,102,253
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	64,535	4,329
Series 2016-69 Class WA, 3% 2/20/46	612,159	633,937
Series 2017-134 Class BA, 2.5% 11/20/46	215,611	226,252
Series 2017-153 Class GA, 3% 9/20/47	2,104,915	2,223,318
Series 2017-182 Class KA, 3% 10/20/47	1,882,128	1,983,936
Series 2018-13 Class Q, 3% 4/20/47	2,645,687	2,771,339
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	253,636	287,601
Series 2010-160 Class DY, 4% 12/20/40	2,024,151	2,227,377
Series 2010-170 Class B, 4% 12/20/40	450,484	495,798
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.64% 9/20/62 (c)(d)(n)	31,489	31,490
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.79% 11/20/65 (c)(d)(n)	9,630	9,632
Series 2017-139 Class BA, 3% 9/20/47	6,470,766	6,908,084
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3591% 5/16/34 (c)(k)(l)	57,306	12,041
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0591% 8/17/34 (c)(k)(l)	44,017	11,103
Series 2010-116 Class QB, 4% 9/16/40	140,573	152,703
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8091% 2/16/40 (c)(k)(l)	308,839	57,418
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4863% 5/20/60 (c)(d)(n)	383,052	382,221
Series 2011-52 Class HI, 7% 4/16/41 (k)	53,234	10,713
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9535% 7/20/41 (c)(k)(l)	174,472	32,973
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5591% 6/16/42 (c)(k)(l)	186,412	43,223
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4713% 4/20/39 (c)(l)	43,391	45,740
Class ST, 8.800% - 1 month U.S. LIBOR 8.6047% 8/20/39 (c)(l)	143,465	148,375
Series 2013-149 Class MA, 2.5% 5/20/40	2,316,945	2,411,912
Series 2014-2 Class BA, 3% 1/20/44	3,339,579	3,590,618
Series 2014-21 Class HA, 3% 2/20/44	1,373,016	1,460,441
Series 2014-25 Class HC, 3% 2/20/44	2,173,860	2,354,429
Series 2014-5 Class A, 3% 1/20/44	1,989,866	2,128,504
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	192,680	194,144
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)	61,790	61,804
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.62% 5/20/66 (c)(d)(n)	3,213,743	3,192,569
Series 2017-186 Class HK, 3% 11/16/45	1,840,980	1,976,581
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (c)(d)(n)	3,661,690	3,626,017
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.0201% 5/20/65 (c)(n)	146,247	152,210

TOTAL U.S. GOVERNMENT AGENCY		170,746,597

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $275,857,524)		280,543,377

Commercial Mortgage Securities - 3.1%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(c)(d)	10,322,000	10,322,189
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	10,500,000	10,574,633
Class ANM, 3.112% 11/5/32 (a)	5,768,000	5,755,049
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	1,295,000	1,149,496
Class CNM, 3.8425% 11/5/32 (a)(c)	536,000	453,079
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,901,000	3,330,325
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	1,225,929
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.5493% 11/25/35 (a)(c)(d)	38,847	36,748
Class M1, 1 month U.S. LIBOR + 0.440% 0.5893% 11/25/35 (a)(c)(d)	10,392	8,710
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5393% 1/25/36 (a)(c)(d)	98,620	92,902
Class M1, 1 month U.S. LIBOR + 0.450% 0.5993% 1/25/36 (a)(c)(d)	31,837	30,126
Class M2, 1 month U.S. LIBOR + 0.470% 0.6193% 1/25/36 (a)(c)(d)	12,006	11,266
Class M3, 1 month U.S. LIBOR + 0.500% 0.6493% 1/25/36 (a)(c)(d)	17,473	16,304
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 0.5093% 4/25/36 (a)(c)(d)	16,730	15,606
Class M1, 1 month U.S. LIBOR + 0.380% 0.5293% 4/25/36 (a)(c)(d)	10,116	9,140
Class M2, 1 month U.S. LIBOR + 0.400% 0.5493% 4/25/36 (a)(c)(d)	10,699	8,109
Class M6, 1 month U.S. LIBOR + 0.640% 0.7893% 4/25/36 (a)(c)(d)	10,116	7,490
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 0.4593% 7/25/36 (a)(c)(d)	15,873	14,317
Class M2, 1 month U.S. LIBOR + 0.330% 0.4793% 7/25/36 (a)(c)(d)	11,278	9,913
Class M4, 1 month U.S. LIBOR + 0.420% 0.5693% 7/25/36 (a)(c)(d)	10,652	8,536
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 0.4193% 12/25/36 (a)(c)(d)	239,353	219,826
Class M1, 1 month U.S. LIBOR + 0.290% 0.4393% 12/25/36 (a)(c)(d)	19,236	14,544
Class M3, 1 month U.S. LIBOR + 0.340% 0.4893% 12/25/36 (a)(c)(d)	13,039	9,167
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4193% 3/25/37 (a)(c)(d)	59,843	55,385
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4193% 7/25/37 (a)(c)(d)	175,895	162,970
Class A2, 1 month U.S. LIBOR + 0.320% 0.4693% 7/25/37 (a)(c)(d)	164,636	148,314
Class M1, 1 month U.S. LIBOR + 0.370% 0.5193% 7/25/37 (a)(c)(d)	56,083	42,112
Class M2, 1 month U.S. LIBOR + 0.410% 0.5593% 7/25/37 (a)(c)(d)	36,539	26,961
Class M3, 1 month U.S. LIBOR + 0.490% 0.6393% 7/25/37 (a)(c)(d)	32,528	32,706
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4401% 7/25/37 (a)(c)(d)	61,618	54,621
Class M1, 1 month U.S. LIBOR + 0.310% 0.4601% 7/25/37 (a)(c)(d)	32,686	26,532
Class M2, 1 month U.S. LIBOR + 0.340% 0.4901% 7/25/37 (a)(c)(d)	34,875	27,770
Class M3, 1 month U.S. LIBOR + 0.370% 0.5201% 7/25/37 (a)(c)(d)	56,301	48,251
Class M4, 1 month U.S. LIBOR + 0.500% 0.6501% 7/25/37 (a)(c)(d)	88,518	75,037
Class M5, 1 month U.S. LIBOR + 0.600% 0.7501% 7/25/37 (a)(c)(d)	37,025	29,137
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,493,807
Series 2019-B10 Class A4, 3.717% 3/15/62	2,283,000	2,665,226
Series 2019-B11 Class A5, 3.5421% 5/15/52	8,500,000	9,821,977
Series 2019-B13 Class A4, 2.952% 8/15/57	30,611,000	34,026,930
Series 2019-B14 Class A5, 3.0486% 12/15/62	5,422,000	6,073,470
Series 2020-B17 Class A5, 2.289% 3/15/53	13,300,000	14,087,268
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	18,467,941
Series 2019-B12 Class XA, 1.2035% 8/15/52 (c)(k)	75,684,653	4,909,429
Series 2019-B14 Class XA, 0.914% 12/15/62 (c)(k)	50,818,205	2,576,620
Series 2020-B17 Class XA, 1.5419% 3/15/53 (c)(k)	11,995,449	1,116,089
Series 2020-B18 Class XA, 1.9193% 7/15/53 (c)(k)	20,063,499	2,440,757
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (a)(c)(d)	5,927,000	5,938,297
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1409% 12/15/36 (a)(c)(d)	6,567,989	6,549,566
Class C, 1 month U.S. LIBOR + 1.120% 1.2609% 12/15/36 (a)(c)(d)	5,391,066	5,357,573
Class D, 1 month U.S. LIBOR + 1.250% 1.3909% 12/15/36 (a)(c)(d)	6,052,460	5,973,008
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0169% 11/15/32 (a)(c)(d)	2,254,000	2,238,088
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(c)(d)	10,781,132	10,768,181
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32 (a)(c)(d)	8,932,000	8,946,296
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2285% 9/15/37 (a)(c)(d)	11,493,874	10,631,121
Class B, 1 month U.S. LIBOR + 1.320% 1.4659% 9/15/37 (a)(c)(d)	4,536,936	4,042,639
Class D, 1 month U.S. LIBOR + 2.620% 2.7659% 9/15/37 (a)(c)(d)	2,186,803	1,656,004
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (a)(c)(d)	3,999,800	3,989,775
Class C, 1 month U.S. LIBOR + 1.100% 1.2409% 11/15/35 (a)(c)(d)	893,200	890,425
Class F, 1 month U.S. LIBOR + 1.800% 1.9409% 11/15/35 (a)(c)(d)	2,356,900	2,334,762
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4409% 4/15/34 (a)(c)(d)	4,437,000	4,214,643
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 4/15/34 (a)(c)(d)	2,933,000	2,749,274
Class D, 1 month U.S. LIBOR + 1.900% 2.0409% 4/15/34 (a)(c)(d)	3,079,000	2,866,849
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2209% 10/15/36 (a)(c)(d)	4,253,804	4,245,808
Class C, 1 month U.S. LIBOR + 1.250% 1.3909% 10/15/36 (a)(c)(d)	5,347,395	5,334,002
Class D, 1 month U.S. LIBOR + 1.450% 1.5909% 10/15/36 (a)(c)(d)	7,574,447	7,541,228
Class E, 1 month U.S. LIBOR + 1.800% 1.9409% 10/15/36 (a)(c)(d)	10,642,578	10,582,854
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7409% 12/15/36 (a)(c)(d)	5,741,745	5,644,661
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(c)(d)	11,557,000	11,195,571
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(c)(d)	30,357,595	30,357,589
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	25,157,512	25,468,067
Class A2, 1.99% 7/15/60 (a)	11,168,449	11,318,191
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(c)(d)	4,222,000	4,192,913
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 11/15/36 (a)(c)(d)	1,600,000	1,576,951
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(c)(d)	21,133,804	20,218,992
Class B, 1 month U.S. LIBOR + 1.500% 1.6409% 6/15/34 (a)(c)(d)	2,169,638	2,057,584
Class C, 1 month U.S. LIBOR + 1.750% 1.8909% 6/15/34 (a)(c)(d)	2,451,422	2,304,267
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2017-P7 Class AAB, 3.509% 4/14/50	740,000	807,261
Series 2020-GC46 Class A5, 2.717% 2/15/53	20,180,000	22,065,395
Series 2015-GC33 Class XA, 1.0396% 9/10/58 (c)(k)	1,607,568	56,537
Series 2016-P6 Class XA, 0.9188% 12/10/49 (c)(k)	1,631,981	43,910
Series 2019-GC41 Class XA, 1.1872% 8/10/56 (c)(k)	20,651,213	1,446,268
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,344,508
Series 2017-CD4 Class ASB, 3.317% 5/10/50	2,000,000	2,181,132
Series 2014-CR20 Class XA, 1.1727% 11/10/47 (c)(k)	386,297	12,721
Series 2014-LC17 Class XA, 0.8755% 10/10/47 (c)(k)	1,308,100	29,045
Series 2014-UBS6 Class XA, 1.0361% 12/10/47 (c)(k)	971,698	27,079
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0209% 12/15/31 (a)(c)(d)	1,667,000	1,659,240
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.3709% 5/15/36 (a)(c)(d)	6,081,000	6,073,678
Class C, 1 month U.S. LIBOR + 1.430% 1.5709% 5/15/36 (a)(c)(d)	7,314,000	7,300,110
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	3,554,000	3,666,012
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	4,971,000	4,932,598
Class B, 4.5349% 4/15/36 (a)	1,471,000	1,427,538
Class C, 4.9414% 4/15/36 (a)(c)	955,000	892,503
Class D, 4.9414% 4/15/36 (a)(c)	1,909,000	1,601,473
DBUBS Mortgage Trust Series 2011-LC3A:
Class B, 5.5131% 8/10/44 (a)(c)	500,000	505,098
Class C, 5.5131% 8/10/44 (a)(c)	4,800,000	4,803,251
Freddie Mac:
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30	34,823,000	35,902,092
Series 2020-K120 Class A2, 1.5% 10/25/30	15,600,000	16,086,829
Series 2020-K739 Class A2, 1.336% 9/25/27	31,857,000	32,815,424
Series K069 Class A2, 3.187% 9/25/27	3,630,000	4,158,121
Series K073 Class A2, 3.35% 1/25/28	6,811,000	7,868,009
Series 2020-K119 Class A2, 1.566% 9/25/30	45,100,000	46,879,623
Series K734 Class A2, 3.208% 2/25/26	2,438,000	2,715,466
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 8/15/37 (a)(c)(d)	6,300,000	6,308,717
Class B, 1 month U.S. LIBOR + 1.350% 1.4909% 8/15/37 (a)(c)(d)	1,300,000	1,304,179
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 8/15/37 (a)(c)(d)	710,000	713,243
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.5909% 9/15/31 (a)(c)(d)	20,025,000	18,301,046
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2309% 10/15/31 (a)(c)(d)	3,300,000	3,259,734
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	780,314	811,372
Series 2016-GC34 Class AAB, 3.278% 10/10/48	2,462,052	2,595,255
Series 2020-GC45 Class A5, 2.9106% 2/13/53	17,280,000	19,173,375
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	13,806,000	14,033,512
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	4,614,000	4,948,364
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	3,213,023
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	4,491,819	4,571,923
Series 2012-C6 Class A/S, 4.1166% 5/15/45	500,000	516,687
Series 2012-CBX Class A/S, 4.2707% 6/15/45	2,528,000	2,629,068
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 9/15/29 (a)(c)(d)	6,400,000	6,287,666
sequential payer Series 2013-LC11 Class A4, 2.6942% 4/15/46	2,558,201	2,653,270
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	84,000	88,539
Class CFX, 4.9498% 7/5/33 (a)	767,000	791,996
Class DFX, 5.3503% 7/5/33 (a)	1,180,000	1,177,954
Class EFX, 5.5422% 7/5/33 (a)	1,614,000	1,571,222
Ladder Capital Commercial Mortgage Securities Trust:
sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (a)	12,000,000	12,021,376
Series 2014-909 Class B, 3.59% 5/15/31 (a)	7,769,000	7,781,668
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(c)(d)	3,354,000	3,358,205
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C10 Class A4, 4.2178% 7/15/46 (c)	3,100,000	3,313,581
Series 2016-C28 Class A3, 3.272% 1/15/49	6,454,095	6,998,107
Series 2017-C33 Class A4, 3.337% 5/15/50	13,400,000	14,822,100
Series 2015-C25 Class XA, 1.2041% 10/15/48 (c)(k)	953,128	37,479
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	3,061,000	3,053,889
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.9909% 8/15/33 (a)(c)(d)	205,211	199,151
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(c)(d)	9,700,000	9,891,587
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	16,247,000	16,785,637
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(c)	24,300,000	24,746,481
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	3,584,042
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(c)	1,783,000	1,725,704
Class C, 3.283% 11/10/36 (a)(c)	1,712,000	1,549,338
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.3409% 12/15/35 (a)(c)(d)	20,822,000	20,777,639
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.6909% 3/15/36 (a)(c)(d)	1,812,322	1,811,789
Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (a)(c)(d)	11,487,000	10,381,969
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,400,000	1,548,706
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,000,000	1,112,787
Series 2012-C1 Class A/S, 4.171% 5/10/45	9,200,000	9,502,178
Series 2017-C7 Class XA, 1.1877% 12/15/50 (c)(k)	1,224,871	65,157
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(c)(d)	110,576	110,505
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (a)	4,200,000	4,353,153
Series 2012-C3 Class A/S, 3.814% 8/10/49 (a)	12,000,000	12,514,148
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	5,920,000	6,131,100
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	470,000	485,425
Class X, 0.4294% 10/10/42 (a)(k)	27,100,000	1,027,472
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	12,217,854
Series 2015-C29 Class ASB, 3.4% 6/15/48	5,570,834	5,862,591
Series 2016-LC24 Class A3, 2.684% 10/15/49	4,700,000	5,063,306
Series 2017-C40 Class ASB, 3.395% 10/15/50	1,000,000	1,101,684
Series 2018-C44 Class ASB, 4.167% 5/15/51	1,000,000	1,149,995
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	4,225,149
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,000,000	1,117,526
Series 2015-SG1 Class ASB, 3.556% 9/15/48	4,930,675	5,216,294
Series 2017-C42 Class XA, 1.0298% 12/15/50 (c)(k)	1,452,662	74,514
Series 2018-C46 Class XA, 1.106% 8/15/51 (c)(k)	25,009,466	1,233,872
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	4,552,906
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (a)(c)(d)	104,171	104,132
Series 2012-C8 Class A/S, 3.66% 8/15/45	4,873,000	5,043,090
Series 2012-C9 Class A/S, 3.388% 11/15/45	1,300,000	1,346,310
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $876,364,808)		884,168,555

Municipal Securities - 0.2%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	3,343,364	3,407,857
5.1% 6/1/33	22,095,000	22,166,588
Series 2010-1, 6.63% 2/1/35	2,035,000	2,230,909
Series 2010-3:
6.725% 4/1/35	2,710,000	2,973,439
7.35% 7/1/35	1,385,000	1,553,097
Series 2010-5, 6.2% 7/1/21	295,000	300,696
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	14,525,181
TOTAL MUNICIPAL SECURITIES
(Cost $45,897,996)		47,157,767

Foreign Government and Government Agency Obligations - 0.0%
State of Qatar 3.4% 4/16/25 (Cost $4,098,738)(a)	$4,110,000	$4,522,284
	Shares	Value

Common Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Denbury, Inc. (o)
(Cost $614,873)	25,192	565,812
	Principal Amount	Value

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (c)	2,954,000	3,133,160
KeyBank NA 6.95% 2/1/28	619,000	806,866
RBS Citizens NA 2.55% 5/13/21	1,236,000	1,246,098
Regions Bank 6.45% 6/26/37	4,251,000	5,992,288
Synchrony Bank 3.65% 5/24/21	4,817,000	4,876,840
TOTAL BANK NOTES
(Cost $14,557,851)		16,055,252
	Shares	Value

Fixed-Income Funds - 53.3%
Bank Loan Funds - 2.0%
Fidelity Floating Rate High Income Fund (p)	61,289,884	$562,641,135
High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund (p)	4,849,737	51,164,722
Fidelity High Income Fund (p)	50,222,719	434,426,516
Fidelity New Markets Income Fund (p)	33,968,155	503,068,372

TOTAL HIGH YIELD FIXED-INCOME FUNDS		988,659,610

Inflation-Protected Bond Funds - 1.6%
Fidelity Inflation-Protected Bond Index Fund (p)	41,869,844	461,824,380
Intermediate Government Funds - 2.1%
Fidelity SAI U.S. Treasury Bond Index Fund (p)	55,904,924	600,977,936
Intermediate-Term Bond Funds - 37.7%
Fidelity Global Credit Fund (p)	3,059,509	31,054,020
Fidelity SAI Total Bond Fund (p)	932,075,430	9,991,848,564
Fidelity Sustainability Bond Index Fund (p)	2,345,322	25,962,717
Fidelity U.S. Bond Index Fund (p)	45,438,497	567,072,449

TOTAL INTERMEDIATE-TERM BOND FUNDS		10,615,937,750

Investment Grade Fixed-Income Funds - 2.3%
Fidelity Corporate Bond Fund (p)	49,665,291	643,165,515
Long Government Bond Funds - 3.6%
Fidelity SAI Long-Term Treasury Bond Index Fund (p)	76,932,303	997,042,649
Sector Funds - 0.5%
Fidelity Advisor Real Estate Income Fund Class I	12,854,118	151,292,972
TOTAL FIXED-INCOME FUNDS
(Cost $14,313,955,439)		15,021,541,947
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (c)(q)	13,095,000	13,272,177
Barclays Bank PLC 7.625% 11/21/22	12,633,000	13,999,975
TOTAL PREFERRED SECURITIES
(Cost $26,529,144)		27,272,152
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.09% (r)	1,083,113,535	1,083,330,158
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (p)(s)	813,481,331	813,481,331
TOTAL MONEY MARKET FUNDS
(Cost $1,896,811,450)		1,896,811,489

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	47,500,000	$1,235,009
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	45,889
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	27,200,000	273,470
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	320,339
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,800,000	50,490
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	43,600,000	227,958
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	16,000,000	159,741
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	52,035

TOTAL PUT OPTIONS			2,364,931

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	47,500,000	761,540
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	190,624
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	27,200,000	1,129,554
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	1,435,868
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,800,000	79,043
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	43,600,000	2,580,499
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	16,000,000	644,151
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	796,193

TOTAL CALL OPTIONS			7,617,472

TOTAL PURCHASED SWAPTIONS
(Cost $10,006,084)			9,982,403
TOTAL INVESTMENT IN SECURITIES - 110.7%
(Cost $29,933,188,572)			31,179,047,342
NET OTHER ASSETS (LIABILITIES) - (10.7)%			(3,019,411,804)
NET ASSETS - 100%			$28,159,635,538

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(3,950,000)	$(4,160,539)
2.5% 12/1/50	(4,650,000)	(4,897,850)
2.5% 12/1/50	(4,600,000)	(4,845,185)
2.5% 12/1/50	(9,550,000)	(10,059,025)
2.5% 12/1/50	(10,075,000)	(10,612,008)
2.5% 12/1/50	(11,750,000)	(12,376,287)
2.5% 12/1/50	(11,675,000)	(12,297,289)
2.5% 12/1/50	(31,500,000)	(33,178,982)
2.5% 12/1/50	(15,700,000)	(16,536,826)
2.5% 12/1/50	(12,600,000)	(13,271,593)
2.5% 12/1/50	(9,700,000)	(10,217,020)
2.5% 12/1/50	(9,300,000)	(9,795,699)
2.5% 12/1/50	(32,150,000)	(33,863,627)
2.5% 12/1/50	(30,750,000)	(32,389,006)
2.5% 12/1/50	(12,600,000)	(13,271,593)
2.5% 12/1/50	(12,600,000)	(13,271,593)
2.5% 12/1/50	(15,100,000)	(15,904,845)
3% 12/1/50	(20,000,000)	(20,873,326)
3% 12/1/50	(14,800,000)	(15,446,261)
3% 12/1/50	(1,100,000)	(1,148,033)
3% 12/1/50	(600,000)	(626,200)
3% 12/1/50	(8,150,000)	(8,505,880)
3.5% 12/1/50	(15,550,000)	(16,423,709)
3.5% 12/1/50	(38,600,000)	(40,768,822)
3.5% 12/1/50	(7,300,000)	(7,710,166)
3.5% 12/1/50	(6,450,000)	(6,812,407)
3.5% 12/1/50	(39,800,000)	(42,036,247)
3.5% 12/1/50	(20,700,000)	(21,863,073)
3.5% 12/1/50	(19,400,000)	(20,490,030)
3.5% 12/1/50	(39,300,000)	(41,508,153)

TOTAL GINNIE MAE		(495,161,274)

Uniform Mortgage Backed Securities
1.5% 12/1/35	(4,050,000)	(4,152,759)
1.5% 12/1/35	(13,500,000)	(13,842,530)
1.5% 12/1/35	(17,100,000)	(17,533,871)
1.5% 12/1/35	(14,250,000)	(14,611,560)
1.5% 12/1/35	(4,950,000)	(5,075,594)
1.5% 12/1/35	(19,250,000)	(19,738,423)
1.5% 12/1/35	(13,450,000)	(13,791,261)
1.5% 12/1/35	(29,950,000)	(30,709,909)
1.5% 12/1/35	(10,450,000)	(10,715,144)
1.5% 12/1/35	(33,850,000)	(34,708,863)
1.5% 12/1/35	(23,650,000)	(24,250,062)
1.5% 12/1/35	(4,800,000)	(4,921,788)
2% 12/1/35	(14,200,000)	(14,782,591)
2% 12/1/35	(27,800,000)	(28,940,565)
2% 12/1/35	(51,800,000)	(53,925,225)
2% 12/1/35	(24,300,000)	(25,296,968)
2% 12/1/35	(26,500,000)	(27,587,229)
2% 12/1/35	(12,450,000)	(12,960,792)
2% 12/1/50	(350,000)	(363,571)
2% 12/1/50	(14,400,000)	(14,958,340)
2% 12/1/50	(9,400,000)	(9,764,472)
2% 12/1/50	(14,500,000)	(15,062,217)
2% 12/1/50	(37,800,000)	(39,265,642)
2% 12/1/50	(7,900,000)	(8,206,311)
2% 12/1/50	(14,700,000)	(15,269,972)
2% 12/1/50	(18,900,000)	(19,632,821)
2% 12/1/50	(11,500,000)	(11,945,896)
2% 12/1/50	(23,900,000)	(24,826,689)
2% 12/1/50	(11,700,000)	(12,153,651)
2% 12/1/50	(5,900,000)	(6,128,764)
2% 12/1/50	(4,700,000)	(4,882,236)
2% 12/1/50	(7,450,000)	(7,738,863)
2% 12/1/50	(37,800,000)	(39,265,642)
2% 12/1/50	(8,300,000)	(8,621,821)
2% 12/1/50	(1,100,000)	(1,142,651)
2% 12/1/50	(30,850,000)	(32,046,166)
2% 12/1/50	(9,200,000)	(9,556,717)
2% 12/1/50	(1,550,000)	(1,610,099)
2% 12/1/50	(14,500,000)	(15,062,217)
2% 12/1/50	(23,900,000)	(24,826,689)
2.5% 12/1/50	(26,000,000)	(27,241,084)
2.5% 12/1/50	(26,000,000)	(27,241,084)
3% 12/1/50	(15,100,000)	(15,774,795)
3% 12/1/50	(41,200,000)	(43,041,162)
3% 12/1/50	(13,950,000)	(14,573,403)
3% 12/1/50	(5,700,000)	(5,954,724)
3% 12/1/50	(4,250,000)	(4,439,926)
3% 12/1/50	(1,750,000)	(1,828,205)
3% 12/1/50	(9,700,000)	(10,133,477)
3% 12/1/50	(9,500,000)	(9,924,540)
3% 12/1/50	(5,750,000)	(6,006,958)
3% 12/1/50	(8,050,000)	(8,409,742)
3% 12/1/50	(25,900,000)	(27,057,430)
3% 12/1/50	(26,400,000)	(27,579,774)
3% 12/1/50	(49,400,000)	(51,607,607)
3.5% 12/1/50	(5,850,000)	(6,170,381)
3.5% 12/1/50	(3,000,000)	(3,164,298)
3.5% 12/1/50	(6,600,000)	(6,961,455)
3.5% 12/1/50	(3,450,000)	(3,638,942)
3.5% 12/1/50	(13,200,000)	(13,922,910)
3.5% 12/1/50	(11,600,000)	(12,235,284)
3.5% 12/1/50	(15,100,000)	(15,926,965)
3.5% 12/1/50	(6,100,000)	(6,434,072)
3.5% 12/1/50	(9,000,000)	(9,492,893)
3.5% 12/1/50	(4,000,000)	(4,219,064)
3.5% 12/1/50	(15,350,000)	(16,190,657)
3.5% 12/1/50	(21,550,000)	(22,730,205)
3.5% 12/1/50	(54,500,000)	(57,484,742)
3.5% 12/1/50	(54,500,000)	(57,484,742)
3.5% 12/1/50	(5,500,000)	(5,801,212)
3.5% 12/1/50	(3,700,000)	(3,902,634)
3.5% 12/1/50	(14,700,000)	(15,505,059)
3.5% 12/1/50	(43,850,000)	(46,251,485)
3.5% 12/1/50	(43,850,000)	(46,251,485)
3.5% 12/1/50	(8,650,000)	(9,123,725)
3.5% 12/1/50	(8,650,000)	(9,123,725)
4% 12/1/50	(14,350,000)	(15,311,335)
4% 12/1/50	(13,150,000)	(14,030,945)
4% 12/1/50	(4,750,000)	(5,068,212)
4% 12/1/50	(4,350,000)	(4,641,415)
4% 12/1/50	(11,725,000)	(12,510,481)
4% 12/1/50	(12,900,000)	(13,764,197)
4% 12/1/50	(4,925,000)	(5,254,936)
4% 12/1/50	(4,175,000)	(4,454,692)
4% 12/1/50	(150,000)	(160,049)
4% 12/1/50	(5,225,000)	(5,575,033)
4% 12/1/50	(14,450,000)	(15,418,034)
4% 12/1/50	(13,050,000)	(13,924,246)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,442,820,002)

TOTAL TBA SALE COMMITMENTS
Proceeds $(1,934,866,940)		$(1,937,981,276)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	96,100,000	$(2,467,346)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	96,100,000	(2,375,412)
TOTAL WRITTEN SWAPTIONS			$(4,842,758)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	257	March 2021	$32,390,031	$41,105	$41,105
CBOT Long Term U.S. Treasury Bond Contracts (United States)	621	March 2021	108,616,781	622,150	622,150
TOTAL PURCHASED					663,255
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,291	March 2021	316,551,766	(604,246)	(604,246)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,264	March 2021	279,156,375	(170,175)	(170,175)
TOTAL SOLD					(774,421)
TOTAL FUTURES CONTRACTS					$(111,166)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 2.1%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$ 5,000,000	$(31,962)	$(69,143)	$(101,105)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	2,510,000	(16,045)	(30,706)	(46,751)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	20,000,000	(127,848)	(140,121)	(267,969)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,100,000	(38,994)	24,035	(14,959)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,930,000	(12,337)	(14,933)	(27,270)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,440,000	(34,775)	(191,522)	(226,297)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,800,000	(43,468)	(187,639)	(231,107)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,180,000	(20,328)	(15,125)	(35,453)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,460,000	(54,080)	(70,233)	(124,313)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,300,000	(59,449)	(102,935)	(162,384)

TOTAL CREDIT DEFAULT SWAPS						$(439,286)	$(798,322)	$(1,237,608)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$98,050,000	$(12,454)	$0	$(12,454)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	42,988,000	(210,298)	0	(210,298)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	34,010,000	236,442	0	236,442

TOTAL INTEREST RATE SWAPS							$13,690	$0	$13,690

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,120,052,059 or 7.5% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,428,659.

 (g) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $556,072.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,337,658.

 (i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $205,682.

 (j) Level 3 security

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Non-income producing

 (p) Affiliated Fund

 (q) Security is perpetual in nature with no stated maturity date.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$555,215
Total	$555,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Real Estate Income Fund Class Z	$130,711,979	$1,148,146	$126,148,146	$1,148,146	$--	$(5,711,979)	$--
Fidelity Capital & Income Fund	--	50,099,862	--	99,862	--	1,064,860	51,164,722
Fidelity Corporate Bond Fund	502,825,401	118,718,183	--	11,674,418	--	21,621,931	643,165,515
Fidelity Floating Rate High Income Fund	554,823,681	9,941,095	30,000,000	9,888,719	(2,125,984)	30,002,343	562,641,135
Fidelity Global Credit Fund	26,242,053	3,300,903	--	300,903	--	1,511,064	31,054,020
Fidelity High Income Fund	189,708,266	254,611,438	20,000,000	4,582,669	1,182,757	8,924,055	434,426,516
Fidelity Inflation-Protected Bond Index Fund	417,876,035	25,413,071	--	411,324	--	18,535,274	461,824,380
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	502,472,950	3,160,918,992	2,849,910,611	157,715	--	--	813,481,331
Fidelity New Markets Income Fund	437,744,286	34,244,480	--	9,244,179	--	31,079,606	503,068,372
Fidelity SAI Long-Term Treasury Bond Index Fund	1,107,985,358	9,029,630	100,000,000	9,029,359	2,024,246	(21,996,585)	997,042,649
Fidelity SAI Total Bond Fund	9,212,423,374	774,811,693	--	449,130,539	--	4,613,497	9,991,848,564
Fidelity SAI U.S. Treasury Bond Index Fund	--	602,158,480	--	2,160,194	--	(1,180,544)	600,977,936
Fidelity Sustainability Bond Index Fund	25,576,136	293,906	--	292,929	--	92,675	25,962,717
Fidelity U.S. Bond Index Fund	101,109,716	471,011,199	--	7,664,063	--	(5,048,466)	567,072,449
Total	$13,209,499,235	$5,515,701,078	$3,126,058,757	$505,785,019	$1,081,019	$83,507,731	$15,683,730,306

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$565,812	$565,812	$--	$--
Corporate Bonds	4,185,866,048	--	4,185,866,048	--
U.S. Government and Government Agency Obligations	1,925,857,172	--	1,925,857,172	--
U.S. Government Agency - Mortgage Securities	6,160,748,075	--	6,160,748,075	--
Asset-Backed Securities	717,955,009	--	717,955,009	--
Collateralized Mortgage Obligations	280,543,377	--	280,543,323	54
Commercial Mortgage Securities	884,168,555	--	884,168,555	--
Municipal Securities	47,157,767	--	47,157,767	--
Foreign Government and Government Agency Obligations	4,522,284	--	4,522,284	--
Bank Notes	16,055,252	--	16,055,252	--
Fixed-Income Funds	15,021,541,947	15,021,541,947	--	--
Preferred Securities	27,272,152	--	27,272,152	--
Money Market Funds	1,896,811,489	1,896,811,489	--	--
Purchased Swaptions	9,982,403	--	9,982,403	--
Total Investments in Securities:	$31,179,047,342	$16,918,919,248	$14,260,128,040	$54
Derivative Instruments:
Assets
Futures Contracts	$663,255	$663,255	$--	$--
Swaps	236,442	--	236,442	--
Total Assets	$899,697	$663,255	$236,442	$--
Liabilities
Futures Contracts	$(774,421)	$(774,421)	$--	$--
Swaps	(662,038)	--	(662,038)	--
Written Swaptions	(4,842,758)	--	(4,842,758)	--
Total Liabilities	$(6,279,217)	$(774,421)	$(5,504,796)	$--
Total Derivative Instruments:	$(5,379,520)	$(111,166)	$(5,268,354)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,937,981,276)	$--	$(1,937,981,276)	$--
Total Other Financial Instruments:	$(1,937,981,276)	$--	$(1,937,981,276)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(439,286)
Total Credit Risk	0	(439,286)
Interest Rate Risk
Futures Contracts(b)	663,255	(774,421)
Purchased Swaptions(c)	9,982,403	0
Swaps(d)	236,442	(222,752)
Written Swaptions(e)	0	(4,842,758)
Total Interest Rate Risk	10,882,100	(5,839,931)
Total Value of Derivatives	$10,882,100	$(6,279,217)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,254,586,692)	$13,768,821,363
Fidelity Central Funds (cost $1,678,788,953)	1,726,495,673
Other affiliated issuers (cost $14,999,812,927)	15,683,730,306
Total Investment in Securities (cost $29,933,188,572)		$31,179,047,342
Cash		6,310,062
Receivable for investments sold		125,172,979
Receivable for premium on written options		4,800,194
Receivable for TBA sale commitments		1,934,866,935
Receivable for fund shares sold		39,651,143
Dividends receivable		28,063,345
Interest receivable		57,197,414
Distributions receivable from Fidelity Central Funds		71,061
Receivable for daily variation margin on centrally cleared OTC swaps		147,148
Prepaid expenses		26,826
Other receivables		2,017
Total assets		33,375,356,466
Liabilities
Payable for investments purchased
Regular delivery	$153,094,542
Delayed delivery	3,108,191,376
TBA sale commitments, at value	1,937,981,276
Payable for fund shares redeemed	8,659,798
Distributions payable	610,022
Bi-lateral OTC swaps, at value	439,286
Accrued management fee	1,274,772
Payable for daily variation margin on futures contracts	116,425
Written options, at value (premium receivable $4,800,194)	4,842,758
Other payables and accrued expenses	510,673
Total liabilities		5,215,720,928
Net Assets		$28,159,635,538
Net Assets consist of:
Paid in capital		$25,732,161,005
Total accumulated earnings (loss)		2,427,474,533
Net Assets		$28,159,635,538
Net Asset Value, offering price and redemption price per share ($28,159,635,538 ÷ 2,496,507,902 shares)		$11.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$2,315,744
Affiliated issuers		505,785,019
Interest		134,473,923
Income from Fidelity Central Funds		555,215
Total income		643,129,901
Expenses
Management fee	$40,488,293
Custodian fees and expenses	125,363
Independent trustees' fees and expenses	132,300
Registration fees	830,623
Audit	41,336
Legal	47,124
Miscellaneous	138,778
Total expenses before reductions	41,803,817
Expense reductions	(32,962,013)
Total expenses after reductions		8,841,804
Net investment income (loss)		634,288,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	153,891,977
Fidelity Central Funds	(33,415)
Other affiliated issuers	1,081,019
Futures contracts	(268,926)
Swaps	145,651
Written options	(124,920)
Total net realized gain (loss)		154,691,386
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	149,402,909
Fidelity Central Funds	47,706,681
Other affiliated issuers	83,507,731
Futures contracts	609,171
Swaps	(705,284)
Written options	264,890
Delayed delivery commitments	(2,951,864)
Total change in net unrealized appreciation (depreciation)		277,834,234
Net gain (loss)		432,525,620
Net increase (decrease) in net assets resulting from operations		$1,066,813,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$634,288,097	$612,486,361
Net realized gain (loss)	154,691,386	904,314,719
Change in net unrealized appreciation (depreciation)	277,834,234	369,303,590
Net increase (decrease) in net assets resulting from operations	1,066,813,717	1,886,104,670
Distributions to shareholders	(292,219,094)	(870,231,562)
Share transactions
Proceeds from sales of shares	5,669,116,386	13,153,308,317
Reinvestment of distributions	287,794,210	789,311,102
Cost of shares redeemed	(3,346,184,383)	(7,137,434,535)
Net increase (decrease) in net assets resulting from share transactions	2,610,726,213	6,805,184,884
Total increase (decrease) in net assets	3,385,320,836	7,821,057,992
Net Assets
Beginning of period	24,774,314,702	16,953,256,710
End of period	$28,159,635,538	$24,774,314,702
Other Information
Shares
Sold	507,285,832	1,238,104,414
Issued in reinvestment of distributions	25,729,052	74,193,651
Redeemed	(299,829,981)	(668,720,512)
Net increase (decrease)	233,184,903	643,577,553

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Core Income Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.269	.302	.209
Net realized and unrealized gain (loss)	.185	.613	.445
Total from investment operations	.454	.915	.654
Distributions from net investment income	(.124)	(.299)	(.182)
Distributions from net realized gain	–	(.136)	(.002)
Total distributions	(.124)	(.435)	(.184)
Net asset value, end of period	$11.28	$10.95	$10.47
Total ReturnC,D	4.16%	8.94%	6.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.32%	.37%G
Expenses net of fee waivers, if any	.07%G	.07%	.12%G
Expenses net of all reductions	.07%G	.07%	.12%G
Net investment income (loss)	4.80%G	2.83%	3.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,159,636	$24,774,315	$16,953,257
Portfolio turnover rateH	186%G	247%	124%G,I

 A For the period October 16, 2018 (commencement of operations) to May 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Core Income Fund	$2,017

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying funds, swaps, futures and options transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,369,774,515
Gross unrealized depreciation	(120,762,282)
Net unrealized appreciation (depreciation)	$1,249,012,233
Tax cost	$29,928,657,461

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$145,651	$(629,559)
Total Credit Risk	$145,651	$(629,559)
Interest Rate Risk
Futures Contracts	(268,926)	609,171
Purchased Options	(740,246)	(1,858,091)
Swaps	–	(75,725)
Written Options	(124,920)	264,890
Total Interest Rate Risk	$(1,134,092)	$(1,059,755)
Totals	$(988,441)	$(1,689,314)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller[[s]], can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Core Income Fund	19,081,811,183	18,302,777,646

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Fidelity Specialized High Income Central Fund. The Fund redeemed 2,350,309 shares of Fidelity Specialized High Income Central Fund in exchange for investments, including accrued interest, and cash with a value of $238,156,796. The Fund realized gains of $9,525,452 on the Fund's redemptions of Fidelity Specialized High Income Central Fund shares. The Fund recognized net gains on the exchanges for federal income tax purposes.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Fidelity Core Income Fund	$28,283

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $ 32,962,013.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Corporate Bond Fund	18%
Fidelity Global Credit Fund	28%
Fidelity SAI Long-Term Treasury Bond Index Fund	100%
Fidelity SAI Total Bond Fund	61%
Fidelity Sustainability Bond Index Fund	13%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Strategic Advisers Fidelity Core Income Fund	.07%
Actual		$1,000.00	$1,041.60	$.36
Hypothetical-C		$1,000.00	$1,024.72	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Core Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreement with FIAM LLC (the Sub-Adviser) (the Sub-Advisory Agreement), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (together, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreement, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Adviser are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2020 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreement, the Board also concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by the Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreement subject to oversight by Strategic Advisers, the Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that the Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process. The Board also considered the Investment Advisers' investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following chart considered by the Board shows, over the one-year period ended December 31, 2019, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Fidelity Core Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period ended December 31, 2019. The Board also noted that the fund had out-performed 55% of its peers for the one-year period ended December 31, 2019. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Fidelity Core Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2019.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and the Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Adviser as a result of its relationship with the fund. The Board considered profitability information provided by the Sub-Adviser in light of the nature of the relationship between Strategic Advisers and the Sub-Adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered thatthe fund's Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to the Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on November 2, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
ROBERT A. LAWRENCE
Affirmative	204,250,982,594.51	96.530
Withheld	7,343,512,146.85	3.470
TOTAL	211,594,494,741.36	100.000
CHARLES S. MORRISON
Affirmative	204,349,460,488.43	96.576
Withheld	7,245,034,252.93	3.424
TOTAL	211,594,494,741.36	100.000
PETER C. ALDRICH
Affirmative	203,499,803,652.67	96.175
Withheld	8,094,691,088.69	3.825
TOTAL	211,594,494,741.36	100.000
MARY C. FARRELL
Affirmative	204,011,925,737.22	96.417
Withheld	7,582,569,004.14	3.583
TOTAL	211,594,494,741.36	100.00
KAREN KAPLAN
Affirmative	204,297,547,550.53	96.552
Withheld	7,296,947,190.83	3.448
TOTAL	211,594,494,741.36	100.000
CHRISTINE MARCKS
Affirmative	204,700,871,317.72	96.743
Withheld	6,893,623,423.64	3.257
TOTAL	211,594,494,741.36	100.000
HEIDI L. STEIGER
Affirmative	204,406,589,957.28	96.603
Withheld	7,187,904,784.08	3.397
TOTAL	211,594,494,741.36	100.000
Proposal 1 reflects trust wide proposal and voting results.

COI-SANN-0121
1.9887940.102

Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2020

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Emerging Markets Value Index Fund	11.8
Fidelity Emerging Markets Fund	11.3
Fidelity SAI Emerging Markets Index Fund	11.0
Fidelity SAI Emerging Markets Low Volatility Index Fund	6.2
Alibaba Group Holding Ltd. sponsored ADR	3.6
Tencent Holdings Ltd.	3.3
Samsung Electronics Co. Ltd.	3.0
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0
JD.com, Inc. sponsored ADR	0.9
Naspers Ltd. Class N	0.8
54.9

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Common Stocks	49.7%
Preferred Stocks	1.1%
Diversifed Emerging Markets Funds	40.3%
Short-Term Investments and Net Other Assets (Liabilities)	8.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.7%
	Shares	Value
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.0%
HKBN Ltd.	735,000	$1,269,423
Entertainment - 0.7%
Bilibili, Inc. ADR (a)(b)	204,319	12,843,492
CD Projekt RED SA (a)	71,367	7,411,068
DouYu International Holdings Ltd. ADR (a)(b)	362,896	4,812,001
HUYA, Inc. ADR (a)(b)	125,569	2,598,023
International Games Systems Co. Ltd.	125,000	2,966,398
NetEase, Inc. ADR	80,975	7,317,711
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	354,000	1,406,013
		39,354,706
Interactive Media & Services - 4.2%
Autohome, Inc. ADR Class A	8,772	828,252
Baidu.com, Inc. sponsored ADR (a)	19,000	2,640,810
Kakao Corp.	17,014	5,648,208
NAVER Corp.	16,611	4,158,294
Tencent Holdings Ltd.	2,434,900	177,498,718
Yandex NV Series A (a)	363,850	25,091,096
YY, Inc. ADR	59,500	5,299,665
		221,165,043
Media - 0.1%
Focus Media Information Technology Co. Ltd. (A Shares)	1,513,800	2,231,963
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd.	1,546,002	9,653,373
China Mobile Ltd.	1,219,000	7,271,586
		16,924,959

TOTAL COMMUNICATION SERVICES		280,946,094

CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.7%
Great Wall Motor Co. Ltd. (H Shares)	972,500	1,966,541
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,372,000	4,701,593
Hyundai Motor Co.	92,058	15,072,824
Kia Motors Corp.	45,711	2,383,444
XPeng, Inc. ADR (a)(b)	234,100	13,755,716
		37,880,118
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. (a)	16,000	2,615,528
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	122,368	20,172,365
TAL Education Group ADR (a)	81,326	5,697,700
		28,485,593
Hotels, Restaurants & Leisure - 0.3%
Galaxy Entertainment Group Ltd.	108,000	819,481
Haidilao International Holding Ltd. (c)	91,000	596,978
Sands China Ltd.	372,000	1,520,412
Shangri-La Asia Ltd. (a)	7,972,000	7,290,626
Wynn Macau Ltd. (a)	223,600	381,042
Yum China Holdings, Inc.	21,006	1,184,318
Yum China Holdings, Inc.	11,800	672,714
		12,465,571
Household Durables - 1.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	37,500	379,851
Haier Smart Home Co. Ltd. (A Shares)	9,031,929	37,026,118
Midea Group Co. Ltd. (A Shares)	2,135,989	28,197,821
		65,603,790
Internet & Direct Marketing Retail - 6.5%
Alibaba Group Holding Ltd. (a)	205,900	6,764,168
Alibaba Group Holding Ltd. sponsored ADR (a)	724,520	190,809,587
Baozun, Inc.:
Class A (a)	216,800	2,720,523
sponsored ADR (a)(b)	116,122	4,315,094
Ctrip.com International Ltd. ADR (a)	219,382	7,369,041
JD.com, Inc.:
Class A	59,200	2,540,490
sponsored ADR (a)	530,432	45,272,371
MakeMyTrip Ltd. (a)	132,098	3,277,351
Meituan Class B (a)	610,500	22,830,512
Naspers Ltd. Class N	217,985	43,823,047
Pinduoduo, Inc. ADR (a)	127,850	17,746,859
		347,469,043
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (a)	794,000	102,943
Multiline Retail - 0.0%
MINISO Group Holding Ltd. ADR	9,230	184,046
Specialty Retail - 0.6%
China Yongda Automobiles Services Holdings Ltd.	3,581,000	6,117,288
Zhongsheng Group Holdings Ltd. Class H	3,074,500	23,116,271
		29,233,559
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	32,971	10,522,485
Anta Sports Products Ltd.	1,773,000	24,059,564
ECLAT Textile Co. Ltd.	566,000	7,924,396
Li Ning Co. Ltd.	5,179,500	27,984,642
Regina Miracle International Holdings Ltd. (c)	227,000	90,152
Shenzhou International Group Holdings Ltd.	298,900	5,023,755
		75,604,994

TOTAL CONSUMER DISCRETIONARY		597,029,657

CONSUMER STAPLES - 3.9%
Beverages - 1.6%
China Resources Beer Holdings Co. Ltd.	3,656,000	26,880,445
Kweichow Moutai Co. Ltd. (A Shares)	140,062	36,488,419
Nongfu Spring Co. Ltd. (H Shares) (a)	432,800	2,356,486
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	595,200	6,925,559
Thai Beverage PCL	15,987,300	8,821,237
Tsingtao Brewery Co. Ltd. (H Shares)	301,054	2,921,362
		84,393,508
Food & Staples Retailing - 0.7%
Atacadao SA	385,900	1,448,548
Bidcorp Ltd.	147,109	2,653,733
CP ALL PCL (For. Reg.)	4,808,300	9,619,780
President Chain Store Corp.	147,000	1,332,622
Wal-Mart de Mexico SA de CV Series V	7,689,400	20,260,044
X5 Retail Group NV GDR (Reg. S)	124,778	4,465,314
		39,780,041
Food Products - 1.3%
Angel Yeast Co. Ltd. (A Shares)	566,300	3,959,598
China Mengniu Dairy Co. Ltd.	7,001,000	35,210,400
Gruma S.A.B. de CV Series B	478,015	5,259,519
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	987,367	5,671,556
Tingyi (Cayman Islands) Holding Corp.	432,000	729,741
Unified-President Enterprises Corp.	7,936,201	18,055,760
WH Group Ltd. (c)	1,212,500	987,790
		69,874,364
Personal Products - 0.3%
Hengan International Group Co. Ltd.	169,500	1,165,815
LG Household & Health Care Ltd.	1,561	2,131,990
Natura & Co. Holding SA	1,275,724	12,003,817
		15,301,622

TOTAL CONSUMER STAPLES		209,349,535

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	7,316,000	5,526,648
Yantai Jereh Oilfield Services (A Shares)	790,415	4,444,125
		9,970,773
Oil, Gas & Consumable Fuels - 1.5%
China Petroleum & Chemical Corp. (H Shares)	14,268,000	6,409,751
CNOOC Ltd.	9,580,000	9,532,747
CNOOC Ltd. sponsored ADR	58,082	5,734,436
Lukoil PJSC	96,272	6,373,513
Lukoil PJSC sponsored ADR	216,713	13,950,940
Petroleo Brasileiro SA - Petrobras (ON)	3,162,600	15,082,770
Pilipinas Shell Petroleum Corp. (a)	768,700	316,389
Reliance Industries Ltd.	711,471	18,411,805
Reliance Industries Ltd.	50,414	710,906
Reliance Industries Ltd. sponsored GDR (c)	102,000	5,260,769
		81,784,026

TOTAL ENERGY		91,754,799

FINANCIALS - 8.6%
Banks - 5.7%
Absa Group Ltd.	695,977	4,952,565
Axis Bank Ltd. (a)	2,318,321	18,752,348
Banco do Brasil SA	693,200	4,381,183
Capitec Bank Holdings Ltd.	61,716	5,162,923
China Construction Bank Corp. (H Shares)	17,257,000	13,490,361
China Merchants Bank Co. Ltd. (H Shares)	4,308,500	27,308,448
Credicorp Ltd. (United States)	59,200	9,111,472
E.SUN Financial Holdings Co. Ltd.	7,636,267	6,722,160
Grupo Financiero Banorte S.A.B. de CV Series O (a)	3,718,745	18,619,255
Hana Financial Group, Inc.	289,149	8,829,515
HDFC Bank Ltd. (a)	475,743	9,195,050
HDFC Bank Ltd. sponsored ADR (a)	590,077	40,715,313
ICICI Bank Ltd. (a)	1,775,422	11,325,945
Industrial & Commercial Bank of China Ltd. (H Shares)	43,850,000	27,701,144
KB Financial Group, Inc.	169,755	7,005,227
Kotak Mahindra Bank Ltd. (a)	258,914	6,634,932
National Bank of Abu Dhabi PJSC	650,014	2,233,281
PT Bank Central Asia Tbk	7,887,586	17,330,903
PT Bank Mandiri (Persero) Tbk	51,260,000	22,991,197
Qatar National Bank SAQ	555,268	2,701,819
Sberbank of Russia	3,666,386	11,933,175
Sberbank of Russia sponsored ADR	1,022,434	13,487,524
Shinhan Financial Group Co. Ltd.	366,950	10,785,988
TCS Group Holding PLC GDR	65,745	2,016,833
		303,388,561
Capital Markets - 0.4%
BM&F BOVESPA SA	1,666,500	17,460,082
CITIC Securities Co. Ltd. (H Shares)	629,500	1,415,858
Hong Kong Exchanges and Clearing Ltd.	34,100	1,693,643
Huatai Securities Co. Ltd. (H Shares) (c)	935,200	1,461,081
Noah Holdings Ltd. sponsored ADR (a)	69,530	2,058,088
		24,088,752
Consumer Finance - 0.3%
Bajaj Finance Ltd.	75,083	4,952,262
Kaspi.KZ JSC unit	122,209	6,207,728
Shriram Transport Finance Co. Ltd.	431,392	6,192,529
		17,352,519
Diversified Financial Services - 0.2%
Chailease Holding Co. Ltd.	1,556,146	8,496,982
Insurance - 1.5%
AIA Group Ltd.	2,877,400	31,577,706
China Life Insurance Co. Ltd. (H Shares)	8,283,000	18,692,388
China Pacific Insurance (Group) Co. Ltd. (H Shares)	460,400	1,749,645
HDFC Standard Life Insurance Co. Ltd. (a)(c)	405,426	3,516,479
Hyundai Fire & Marine Insurance Co. Ltd.	168,319	3,386,059
ICICI Lombard General Insurance Co. Ltd. (c)	225,283	4,386,928
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,406,500	16,542,617
		79,851,822
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	840,769	25,521,916

TOTAL FINANCIALS		458,700,552

HEALTH CARE - 1.3%
Biotechnology - 0.1%
Akeso, Inc. (c)	116,000	374,134
Innovent Biologics, Inc. (a)(c)	314,500	2,065,659
Remegen Co. Ltd. (H Shares) (a)(c)	187,000	1,676,982
Zai Lab Ltd. (a)	40,000	4,263,557
		8,380,332
Health Care Equipment & Supplies - 0.3%
Peijia Medical Ltd. (a)(b)(c)	267,000	709,820
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	325,603	16,696,130
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	39,000	356,540
		17,762,490
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co. Ltd. (A Shares)	66,409	617,768
Aster DM Healthcare Ltd. (a)(c)	1,192	2,680
		620,448
Life Sciences Tools & Services - 0.4%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	407,600	6,895,400
Pharmaron Beijing Co. Ltd. (H Shares) (c)	116,400	1,410,454
WuXi AppTec Co. Ltd. (H Shares) (c)	615,180	9,211,356
Wuxi Biologics (Cayman), Inc. (a)(c)	289,500	2,866,000
		20,383,210
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,007,610	4,834,898
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	113,616	1,485,026
Richter Gedeon PLC	709,300	16,805,251
Sino Biopharmaceutical Ltd.	1,496,000	1,501,382
		24,626,557

TOTAL HEALTH CARE		71,773,037

INDUSTRIALS - 2.6%
Air Freight & Logistics - 0.0%
ZTO Express, Inc. (a)	74,000	2,110,307
Airlines - 0.2%
Azul SA sponsored ADR (a)	208,067	4,425,585
Copa Holdings SA Class A	51,960	4,141,212
		8,566,797
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	812,100	12,236,591
Electrical Equipment - 0.0%
Voltronic Power Technology Corp.	81,966	2,507,465
Machinery - 1.7%
Airtac International Group	465,000	13,508,925
Estun Automation Co. Ltd. (A Shares) (a)	616,670	2,244,942
HIWIN Technologies Corp.	1,363,000	14,574,606
HIWIN Technologies Corp. rights 11/14/20 (a)	41,938	162,203
Sany Heavy Industry Co. Ltd. (A Shares)	4,369,838	20,398,201
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,118,253	13,088,127
Techtronic Industries Co. Ltd.	641,500	8,189,360
Weichai Power Co. Ltd.:
(A Shares)	5,718,902	14,508,273
(H Shares)	700,000	1,429,598
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	434,200	453,302
		88,557,537
Professional Services - 0.2%
Sporton International, Inc.	1,031,000	8,660,833
Road & Rail - 0.3%
Localiza Rent A Car SA	927,855	11,641,918
Rumo SA (a)	834,800	2,954,382
		14,596,300
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (c)	72,200	643,118
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV (a)	481,900	2,798,610

TOTAL INDUSTRIALS		140,677,558

INFORMATION TECHNOLOGY - 11.2%
Electronic Equipment & Components - 1.4%
Chaozhou Three-Circle Group Co. (A Shares)	199,600	969,344
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	88,800	616,440
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,655,000	4,767,466
Largan Precision Co. Ltd.	75,000	8,466,048
LG Innotek Co. Ltd.	31,045	4,340,900
Samsung SDI Co. Ltd.	31,946	15,360,316
Sunny Optical Technology Group Co. Ltd.	1,555,000	30,374,730
Yageo Corp.	571,000	8,833,812
Zhejiang Dahua Technology Co. Ltd.:
(A Shares)	49,100	155,907
(A Shares)	64,100	203,537
		74,088,500
IT Services - 0.5%
Infosys Ltd.	431,226	6,445,414
Infosys Ltd. sponsored ADR	1,069,852	16,283,147
Tech Mahindra Ltd.	145,654	1,713,430
		24,441,991
Semiconductors & Semiconductor Equipment - 5.7%
ASE Technology Holding Co. Ltd.	4,047,000	10,766,344
ASM Pacific Technology Ltd.	36,200	452,025
eMemory Technology, Inc.	163,000	3,269,128
MediaTek, Inc.	1,577,000	38,859,223
Realtek Semiconductor Corp.	293,000	3,804,795
Semiconductor Manufacturing International Corp. (a)	189,500	523,396
Silergy Corp.	19,000	1,476,374
SK Hynix, Inc.	429,288	37,758,074
Taiwan Semiconductor Manufacturing Co. Ltd.	9,408,000	159,763,034
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	429,719	41,691,337
Xinyi Solar Holdings Ltd.	3,772,000	6,908,429
		305,272,159
Software - 0.0%
Kingsoft Corp. Ltd.	160,000	803,055
Ming Yuan Cloud Group Holdings Ltd.	198,575	992,151
		1,795,206
Technology Hardware, Storage & Peripherals - 3.6%
Samsung Electronics Co. Ltd.	2,680,067	161,260,481
Samsung Electronics Co. Ltd. unit	17,014	25,774,342
Xiaomi Corp. Class B (a)(c)	1,329,400	4,538,752
		191,573,575

TOTAL INFORMATION TECHNOLOGY		597,171,431

MATERIALS - 3.3%
Chemicals - 0.8%
LG Chemical Ltd.	29,594	21,357,486
PhosAgro OJSC GDR (Reg. S)	182,254	2,327,898
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	230,078	10,829,771
Solar Industries India Ltd.	555,100	7,790,021
		42,305,176
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd.:
(A Shares)	125,700	1,079,519
(H Shares)	143,000	914,037
CEMEX S.A.B. de CV sponsored ADR	1,580,546	7,270,512
JK Cement Ltd.	433,600	11,849,612
		21,113,680
Metals & Mining - 1.6%
Alrosa Co. Ltd.	2,159,090	2,487,695
AngloGold Ashanti Ltd.	193,119	4,141,474
Barrick Gold Corp.	504,100	11,664,874
Grupo Mexico SA de CV Series B	3,474,922	12,609,977
Harmony Gold Mining Co. Ltd. (a)	632,190	2,610,960
Impala Platinum Holdings Ltd.	2,177,462	22,879,433
MMC Norilsk Nickel PJSC	1,365	383,787
MMC Norilsk Nickel PJSC sponsored ADR	88,063	2,442,308
Novolipetsk Steel OJSC GDR (Reg. S)	52,936	1,309,620
POSCO	46,317	9,801,554
Sibanye Stillwater Ltd.	3,205,236	10,679,716
Vale SA	241,200	3,511,703
Vale SA sponsored ADR	74,600	1,086,176
		85,609,277
Paper & Forest Products - 0.5%
Suzano Papel e Celulose SA (a)	2,410,600	25,422,574

TOTAL MATERIALS		174,450,707

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	127,200	1,112,121
Real Estate Management & Development - 0.4%
Ayala Land, Inc.	8,584,300	6,782,672
China Overseas Land and Investment Ltd.	1,156,500	2,815,833
China Resources Land Ltd.	404,000	1,748,386
Hemisphere Properties India Ltd. (a)	11,700	9,889
Longfor Properties Co. Ltd. (c)	878,500	5,740,850
Shimao Services Holdings Ltd. (a)(c)	485,000	859,937
Sun Hung Kai Properties Ltd.	105,000	1,395,703
		19,353,270

TOTAL REAL ESTATE		20,465,391

UTILITIES - 0.2%
Electric Utilities - 0.0%
Cheung Kong Infrastructure Holdings Ltd.	104,500	533,262
Gas Utilities - 0.2%
China Gas Holdings Ltd.	1,976,800	7,261,956
China Resource Gas Group Ltd.	302,000	1,455,543
Indraprastha Gas Ltd.	596,275	4,005,785
		12,723,284
Independent Power and Renewable Electricity Producers - 0.0%
Huadian Power International Corp. Ltd. (H Shares)	812,000	214,753

TOTAL UTILITIES		13,471,299

TOTAL COMMON STOCKS
(Cost $2,036,520,753)		2,655,790,060

Nonconvertible Preferred Stocks - 1.1%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,385,966	13,263,695
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	977,572	4,434,054
Itau Unibanco Holding SA	4,300,709	22,926,839
Sberbank of Russia	385,881	1,159,425
Sberbank of Russia	3,791,522	11,392,075
		39,912,393
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul SA (a)	868,400	6,162,797
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $53,135,000)		59,338,885

Equity Funds - 40.3%
Diversified Emerging Markets Funds - 40.3%
Fidelity Emerging Markets Fund (d)	14,017,451	603,311,103
Fidelity SAI Emerging Markets Index Fund (d)	37,256,148	586,784,328
Fidelity SAI Emerging Markets Low Volatility Index Fund (d)	32,620,248	331,095,519
Fidelity SAI Emerging Markets Value Index Fund (d)	48,706,138	628,309,191
TOTAL EQUITY FUNDS
(Cost $1,784,790,685)		2,149,500,141

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.11% 12/3/20 to 2/25/21 (e)
(Cost $33,955,411)	33,960,000	33,955,797

Money Market Funds - 9.2%
Fidelity Cash Central Fund 0.09% (f)	38,052,259	38,059,870
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	41,826,324	41,830,507
Invesco Government & Agency Portfolio Institutional Class .01% (h)	410,702,328	410,702,328
TOTAL MONEY MARKET FUNDS
(Cost $490,572,562)		490,592,705
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $4,398,974,411)		5,389,177,588
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(48,296,296)
NET ASSETS - 100%		$5,340,881,292

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6,953	Dec. 2020	$417,979,595	$27,035,817	$27,035,817

The notional amount of futures purchased as a percentage of Net Assets is 7.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $280,066,293.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,486,757 or 1.1% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,040,894.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,214
Fidelity Securities Lending Cash Central Fund	47,531
Total	$68,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$335,597,285	$144,000,000	$--	$--	$--	$123,713,818	$603,311,103
Fidelity SAI Emerging Markets Index Fund	842,100,133	134,835,393	566,000,000	--	1,933,367	173,915,435	586,784,328
Fidelity SAI Emerging Markets Low Volatility Index Fund	166,174,301	126,000,000	--	--	--	38,921,218	331,095,519
Fidelity SAI Emerging Markets Value Index Fund	21,609,000	524,999,996	--	--	--	81,700,195	628,309,191
Total	$1,365,480,719	$929,835,389	$566,000,000	$--	$1,933,367	$418,250,666	$2,149,500,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$280,946,094	$77,841,926	$203,104,168	$--
Consumer Discretionary	597,029,657	400,768,902	196,260,755	--
Consumer Staples	209,349,535	134,632,182	74,717,353	--
Energy	105,018,494	38,525,026	66,493,468	--
Financials	498,612,945	192,073,993	306,538,952	--
Health Care	71,773,037	35,604,175	36,168,862	--
Industrials	146,840,355	121,615,876	25,224,479	--
Information Technology	597,171,431	348,116,329	249,055,102	--
Materials	174,450,707	120,199,720	54,250,987	--
Real Estate	20,465,391	--	20,465,391	--
Utilities	13,471,299	--	13,471,299	--
Equity Funds	2,149,500,141	2,149,500,141	--	--
Other Short-Term Investments	33,955,797	--	33,955,797	--
Money Market Funds	490,592,705	490,592,705	--	--
Total Investments in Securities:	$5,389,177,588	$4,109,470,975	$1,279,706,613	$--
Derivative Instruments:
Assets
Futures Contracts	$27,035,817	$27,035,817	$--	$--
Total Assets	$27,035,817	$27,035,817	$--	$--
Total Derivative Instruments:	$27,035,817	$27,035,817	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$27,035,817	$0
Total Equity Risk	27,035,817	0
Total Value of Derivatives	$27,035,817	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	49.3%
Cayman Islands	14.8%
Taiwan	6.4%
Korea (South)	6.4%
China	6.2%
India	4.4%
Brazil	2.8%
Hong Kong	1.8%
South Africa	1.8%
Russia	1.2%
Mexico	1.2%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,391,776) — See accompanying schedule: Unaffiliated issuers (cost $2,534,313,492)	$3,159,787,070
Fidelity Central Funds (cost $79,870,234)	79,890,377
Other affiliated issuers (cost $1,784,790,685)	2,149,500,141
Total Investment in Securities (cost $4,398,974,411)		$5,389,177,588
Foreign currency held at value (cost $1,855,967)		1,858,592
Receivable for investments sold		8,990,673
Receivable for fund shares sold		8,053,795
Dividends receivable		642,825
Interest receivable		2,893
Distributions receivable from Fidelity Central Funds		17,576
Prepaid expenses		3,335
Other receivables		336,870
Total assets		5,409,084,147
Liabilities
Payable to custodian bank	$3,428,422
Payable for investments purchased	3,950,838
Payable for fund shares redeemed	1,535,317
Accrued management fee	1,016,063
Payable for daily variation margin on futures contracts	11,203,255
Other payables and accrued expenses	5,239,510
Collateral on securities loaned	41,829,450
Total liabilities		68,202,855
Net Assets		$5,340,881,292
Net Assets consist of:
Paid in capital		$4,385,161,941
Total accumulated earnings (loss)		955,719,351
Net Assets		$5,340,881,292
Net Asset Value, offering price and redemption price per share ($5,340,881,292 ÷ 392,193,504 shares)		$13.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$21,059,915
Interest		81,383
Income from Fidelity Central Funds (including $47,531 from security lending)		68,745
Income before foreign taxes withheld		21,210,043
Less foreign taxes withheld		(2,658,580)
Total income		18,551,463
Expenses
Management fee	$9,712,954
Custodian fees and expenses	190,878
Independent trustees' fees and expenses	18,812
Registration fees	205,530
Audit	36,417
Legal	6,017
Miscellaneous	49,682
Total expenses before reductions	10,220,290
Expense reductions	(5,241,748)
Total expenses after reductions		4,978,542
Net investment income (loss)		13,572,921
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,005,306)
Fidelity Central Funds	(2,201)
Other affiliated issuers	1,933,367
Foreign currency transactions	(1,568,705)
Futures contracts	73,387,236
Total net realized gain (loss)		62,744,391
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,955,367)	588,947,731
Affiliated issuers	418,250,666
Assets and liabilities in foreign currencies	95,934
Futures contracts	(6,106,246)
Total change in net unrealized appreciation (depreciation)		1,001,188,085
Net gain (loss)		1,063,932,476
Net increase (decrease) in net assets resulting from operations		$1,077,505,397

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,572,921	$59,865,849
Net realized gain (loss)	62,744,391	(118,494,533)
Change in net unrealized appreciation (depreciation)	1,001,188,085	(21,079,610)
Net increase (decrease) in net assets resulting from operations	1,077,505,397	(79,708,294)
Distributions to shareholders	–	(58,777,125)
Share transactions
Proceeds from sales of shares	1,604,192,094	1,609,511,839
Reinvestment of distributions	–	56,678,011
Cost of shares redeemed	(317,203,699)	(495,169,459)
Net increase (decrease) in net assets resulting from share transactions	1,286,988,395	1,171,020,391
Total increase (decrease) in net assets	2,364,493,792	1,032,534,972
Net Assets
Beginning of period	2,976,387,500	1,943,852,528
End of period	$5,340,881,292	$2,976,387,500
Other Information
Shares
Sold	130,075,632	149,103,119
Issued in reinvestment of distributions	–	4,725,743
Redeemed	(26,320,052)	(46,868,850)
Net increase (decrease)	103,755,580	106,960,012

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Emerging Markets Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.32	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.26C	.18
Net realized and unrealized gain (loss)	3.26	(.39)	.67
Total from investment operations	3.30	(.13)	.85
Distributions from net investment income	–	(.26)	(.14)
Total distributions	–	(.26)	(.14)
Net asset value, end of period	$13.62	$10.32	$10.71
Total ReturnD,E	31.98%	(1.58)%	8.63%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.50%I	.49%	.57%I
Expenses net of fee waivers, if any	.25%I	.24%	.32%I
Expenses net of all reductions	.24%I	.23%	.31%I
Net investment income (loss)	.66%I	2.35%C	2.82%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,340,881	$2,976,388	$1,943,853
Portfolio turnover rateH	67%I	49%	125%I

 A For the period October 30, 2018 (commencement of operations) to May 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.80%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Emerging Markets Fund	$9

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,046,446,501
Gross unrealized depreciation	(62,882,555)
Net unrealized appreciation (depreciation)	$983,563,946
Tax cost	$4,432,649,459

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(75,892,074)
Long-term	(6,235,505)
Total capital loss carryforward	$(82,127,579)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Emerging Markets Fund	2,442,806,009	1,254,131,182

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .47% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity Emerging Markets Fund	$1,932

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Fidelity Emerging Markets Fund	$3,795

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $ 5,137,944.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $101,897 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,907.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	15%
Fidelity SAI Emerging Markets Low Volatility Index Fund	25%
Fidelity SAI Emerging Markets Value Index Fund	68%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Strategic Advisers Fidelity Emerging Markets Fund	.25%
Actual		$1,000.00	$1,319.80	$1.45
Hypothetical-C		$1,000.00	$1,023.82	$1.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Emerging Markets Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with FIAM LLC (FIAM), FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2020 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved an amendment to the fund's sub-advisory agreement with FIAM (Amendment) to remove a mandate that was previously defunded due to a portfolio manager departure. The Board noted that no other contact terms are impacted by the Amendment.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendment, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendment, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendment is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process. The Board also considered the Investment Advisers' investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following chart considered by the Board shows, over the one-year period ended December 31, 2019, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Fidelity Emerging Markets Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period ended December 31, 2019. The Board also noted that the fund had out-performed 70% of its peers for the one-year period ended December 31, 2019. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Fidelity Emerging Markets Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2019.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered thatcertain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Proxy Voting Results

A special meeting of shareholders was held on November 2, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
ROBERT A. LAWRENCE
Affirmative	204,250,982,594.51	96.530
Withheld	7,343,512,146.85	3.470
TOTAL	211,594,494,741.36	100.000
CHARLES S. MORRISON
Affirmative	204,349,460,488.43	96.576
Withheld	7,245,034,252.93	3.424
TOTAL	211,594,494,741.36	100.000
PETER C. ALDRICH
Affirmative	203,499,803,652.67	96.175
Withheld	8,094,691,088.69	3.825
TOTAL	211,594,494,741.36	100.000
MARY C. FARRELL
Affirmative	204,011,925,737.22	96.417
Withheld	7,582,569,004.14	3.583
TOTAL	211,594,494,741.36	100.00
KAREN KAPLAN
Affirmative	204,297,547,550.53	96.552
Withheld	7,296,947,190.83	3.448
TOTAL	211,594,494,741.36	100.000
CHRISTINE MARCKS
Affirmative	204,700,871,317.72	96.743
Withheld	6,893,623,423.64	3.257
TOTAL	211,594,494,741.36	100.000
HEIDI L. STEIGER
Affirmative	204,406,589,957.28	96.603
Withheld	7,187,904,784.08	3.397
TOTAL	211,594,494,741.36	100.000
Proposal 1 reflects trust wide proposal and voting results.

STE-SANN-0121
1.9890708.102

Strategic Advisers® Large Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2020

% of fund's net assets
Fidelity Growth Company Fund	7.6
Microsoft Corp.	3.7
Apple, Inc.	3.2
Amazon.com, Inc.	3.1
Fidelity SAI U.S. Quality Index Fund	2.8
Fidelity SAI U.S. Large Cap Index Fund	2.8
Facebook, Inc. Class A	1.7
Alphabet, Inc. Class C	1.7
Janus Henderson Enterprise Fund	1.5
Fidelity SAI U.S. Low Volatility Index Fund	1.3
29.4

Top Five Market Sectors as of November 30, 2020

(stocks only)

% of fund's net assets
Information Technology	20.2
Health Care	11.6
Financials	10.4
Consumer Discretionary	9.3
Communication Services	8.4

Asset Allocation (% of fund's net assets)

As of November 30, 2020 *
Common Stocks	79.7%
Large Blend Funds	6.5%
Large Growth Funds	10.4%
Large Value Funds	0.2%
Mid-Cap Blend Funds	0.8%
Mid-Cap Growth Funds	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.7%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	6,262,786	$180,055,098
Cellnex Telecom SA (a)	188,107	11,915,919
CenturyLink, Inc.	79,691	832,771
Liberty Global PLC Class C (b)	145,800	3,155,112
Verizon Communications, Inc.	5,950,134	359,447,595
Vonage Holdings Corp. (b)	190,500	2,449,830
		557,856,325
Entertainment - 1.3%
Activision Blizzard, Inc.	1,549,491	123,153,545
Cinemark Holdings, Inc.	202,200	3,123,990
Electronic Arts, Inc.	295,074	37,695,704
Liberty Media Corp. Liberty SiriusXM Series C (b)	179,056	7,343,087
Live Nation Entertainment, Inc. (b)	47,447	3,114,896
Netflix, Inc. (b)	484,375	237,682,813
Nintendo Co. Ltd. ADR	59,600	4,228,620
Sea Ltd. ADR (b)	10,300	1,857,811
Spotify Technology SA (b)	27,276	7,947,408
Take-Two Interactive Software, Inc. (b)	51,117	9,227,130
The Walt Disney Co.	1,424,376	210,821,892
Vivendi SA	945,411	28,342,005
Warner Music Group Corp. Class A	153,862	4,574,317
Zynga, Inc. (b)	640,802	5,286,617
		684,399,835
Interactive Media & Services - 4.1%
Alphabet, Inc.:
Class A (b)	205,161	359,934,458
Class C (b)	481,885	848,474,195
Facebook, Inc. Class A (b)	3,104,605	859,882,447
Match Group, Inc. (b)	30,020	4,179,084
Pinterest, Inc. Class A (b)	131,115	9,180,672
Snap, Inc. Class A (b)	233,581	10,375,668
Tencent Holdings Ltd. sponsored ADR	85,969	6,275,737
Twitter, Inc. (b)	432,256	20,104,227
Wise Talent Information Technology Co. Ltd. (b)	446,200	1,123,664
Zoominfo Technologies, Inc.	49,500	2,536,875
		2,122,067,027
Media - 1.6%
Charter Communications, Inc. Class A (b)	266,001	173,429,992
Comcast Corp. Class A	9,637,517	484,188,854
Discovery Communications, Inc.:
Class A (b)	127,788	3,438,775
Class C (non-vtg.) (b)	1,156,353	27,775,599
DISH Network Corp. Class A (b)	402,425	14,434,985
Fox Corp. Class A	231,515	6,676,893
Interpublic Group of Companies, Inc.	337,074	7,510,009
Liberty Broadband Corp. Class C (b)	335,680	52,819,248
Nexstar Broadcasting Group, Inc. Class A	122,282	12,870,181
Omnicom Group, Inc.	34,951	2,201,913
Tegna, Inc.	536,100	7,725,201
ViacomCBS, Inc. Class B	705,570	24,892,510
		817,964,160
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	1,148,310	152,656,331

TOTAL COMMUNICATION SERVICES		4,334,943,678

CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.3%
Aptiv PLC	432,074	51,287,184
BorgWarner, Inc.	642,447	24,959,066
Compagnie Generale des Etablissements Michelin SCA ADR	61,921	1,542,452
Cooper Tire & Rubber Co.	320,927	12,750,430
Gentex Corp.	118,367	3,858,764
Lear Corp.	205,000	29,304,750
Magna International, Inc. Class A (sub. vtg.)	329,020	20,176,448
The Goodyear Tire & Rubber Co.	871,600	9,082,072
		152,961,166
Automobiles - 0.4%
Ferrari NV	115,750	24,435,983
Ford Motor Co.	5,051,900	45,871,252
General Motors Co.	2,057,889	90,217,854
Harley-Davidson, Inc.	502,772	20,256,684
Tesla, Inc. (b)	28,280	16,051,728
		196,833,501
Distributors - 0.0%
Genuine Parts Co.	72,353	7,117,365
LKQ Corp. (b)	237,672	8,370,808
Pool Corp.	14,262	4,936,221
		20,424,394
Diversified Consumer Services - 0.0%
Afya Ltd. (b)	66,334	1,759,178
Service Corp. International	85,700	4,168,448
		5,927,626
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	182,200	9,130,042
Carnival Corp.	85,250	1,703,295
Chipotle Mexican Grill, Inc. (b)	5,319	6,858,478
Domino's Pizza, Inc.	38,423	15,083,717
Hilton Worldwide Holdings, Inc.	392,555	40,680,475
Las Vegas Sands Corp.	366,629	20,424,902
Marriott International, Inc. Class A	339,918	43,125,397
McDonald's Corp.	717,967	156,114,744
Royal Caribbean Cruises Ltd.	119,000	9,378,390
Starbucks Corp.	913,826	89,573,225
Wyndham Destinations, Inc.	289,680	12,183,941
Wynn Resorts Ltd.	216,115	21,719,558
Yum China Holdings, Inc.	270,077	15,226,941
Yum! Brands, Inc.	886,758	93,818,996
		535,022,101
Household Durables - 0.6%
D.R. Horton, Inc.	492,106	36,661,897
Garmin Ltd.	49,832	5,818,384
Lennar Corp.:
Class A	911,831	69,171,500
Class B	6,000	364,200
Mohawk Industries, Inc. (b)	189,076	23,791,433
Newell Brands, Inc.	841,996	17,900,835
NVR, Inc. (b)	3,600	14,389,848
PulteGroup, Inc.	1,126,042	49,129,212
Sony Corp.	18,200	1,695,976
Sony Corp. sponsored ADR	278,220	25,955,144
Toll Brothers, Inc.	62,100	2,940,435
Whirlpool Corp.	256,675	49,951,522
		297,770,386
Internet & Direct Marketing Retail - 3.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	505,636	133,164,297
Amazon.com, Inc. (b)	497,095	1,574,816,844
eBay, Inc.	1,562,532	78,798,489
Etsy, Inc. (b)	83,302	13,386,631
Expedia, Inc.	26,799	3,336,208
Ocado Group PLC (b)	8,667	254,820
The Booking Holdings, Inc. (b)	86,926	176,325,045
		1,980,082,334
Leisure Products - 0.0%
Brunswick Corp.	38,500	2,873,640
Hasbro, Inc.	49,800	4,632,894
Polaris, Inc.	20,800	1,996,800
		9,503,334
Multiline Retail - 0.5%
Big Lots, Inc.	174,300	9,006,081
Dillard's, Inc. Class A	129,000	6,032,040
Dollar General Corp.	161,873	35,382,200
Dollar Tree, Inc. (b)	394,812	43,129,263
Kohl's Corp.	566,681	18,247,128
Macy's, Inc.	451,300	4,607,773
Nordstrom, Inc.	229,330	5,944,234
Target Corp.	802,147	144,009,451
		266,358,170
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	179,525	26,515,843
AutoZone, Inc. (b)	69,119	78,633,230
Best Buy Co., Inc.	692,024	75,292,211
Burlington Stores, Inc. (b)	103,607	22,642,274
CarMax, Inc. (b)	268,327	25,083,208
Dick's Sporting Goods, Inc.	385,230	21,884,916
Lowe's Companies, Inc.	1,463,310	228,012,964
Murphy U.S.A., Inc.	69,096	8,858,107
O'Reilly Automotive, Inc. (b)	243,537	107,750,510
Penske Automotive Group, Inc.	237,800	13,095,646
Ross Stores, Inc.	309,607	33,288,945
Sally Beauty Holdings, Inc. (b)	463,900	5,334,850
Sleep Number Corp. (b)	202,500	14,051,475
The Home Depot, Inc.	1,166,116	323,492,240
The ODP Corp.	62,070	1,779,547
TJX Companies, Inc.	1,236,676	78,541,293
Tractor Supply Co.	71,570	10,077,772
Ulta Beauty, Inc. (b)	174,636	48,094,754
Williams-Sonoma, Inc.	38,400	4,203,648
		1,126,633,433
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	167,599	13,731,386
Deckers Outdoor Corp. (b)	5,300	1,349,327
Hanesbrands, Inc.	220,265	3,127,763
NIKE, Inc. Class B	831,728	112,033,762
Ralph Lauren Corp.	122,981	10,545,621
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	68,300	2,286,001
Tapestry, Inc.	29,200	826,944
VF Corp.	369,730	30,835,482
		174,736,286

TOTAL CONSUMER DISCRETIONARY		4,766,252,731

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
Anheuser-Busch InBev SA NV ADR	197,774	13,187,570
Constellation Brands, Inc. Class A (sub. vtg.)	356,913	73,466,972
Diageo PLC sponsored ADR	24,025	3,722,674
Keurig Dr. Pepper, Inc.	1,221,965	37,208,834
Molson Coors Beverage Co. Class B	467,900	21,523,400
Monster Beverage Corp. (b)	1,304,162	110,566,854
PepsiCo, Inc.	591,503	85,312,478
The Coca-Cola Co.	4,079,354	210,494,666
		555,483,448
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	328,703	128,775,974
Kroger Co.	2,209,072	72,899,376
Performance Food Group Co. (b)	51,442	2,231,554
Sysco Corp.	651,626	46,454,418
Walgreens Boots Alliance, Inc.	1,126,693	42,825,601
Walmart, Inc.	1,020,028	155,850,078
		449,037,001
Food Products - 0.8%
Archer Daniels Midland Co.	276,200	13,746,474
Bunge Ltd.	68,700	4,045,743
Campbell Soup Co.	232,618	11,635,552
Conagra Brands, Inc.	1,896,519	69,336,735
Darling Ingredients, Inc. (b)	44,300	2,138,804
General Mills, Inc.	320,444	19,489,404
Ingredion, Inc.	242,400	18,701,160
Kellogg Co.	244,642	15,635,070
Lamb Weston Holdings, Inc.	4,600	332,948
Mondelez International, Inc.	1,355,606	77,879,565
Pilgrim's Pride Corp. (b)	262,000	4,949,180
Post Holdings, Inc. (b)	205,913	19,450,542
The a2 Milk Co. Ltd. (b)	187,816	1,905,313
The Hershey Co.	39,224	5,800,837
The J.M. Smucker Co.	374,156	43,851,083
The Kraft Heinz Co.	1,478,785	48,711,178
Tyson Foods, Inc. Class A	1,160,660	75,675,032
		433,284,620
Household Products - 1.3%
Clorox Co.	59,349	12,045,473
Colgate-Palmolive Co.	544,940	46,668,662
Energizer Holdings, Inc.	277,005	11,603,739
Kimberly-Clark Corp.	258,845	36,059,697
Procter & Gamble Co.	4,031,419	559,843,157
Reckitt Benckiser Group PLC	45,619	3,981,972
Spectrum Brands Holdings, Inc.	13,800	922,254
		671,124,954
Personal Products - 0.2%
Coty, Inc. Class A	773,522	5,561,623
Estee Lauder Companies, Inc. Class A	397,459	97,504,642
Unilever PLC	21,600	1,304,168
		104,370,433
Tobacco - 0.5%
Altria Group, Inc.	2,825,861	112,554,044
British American Tobacco PLC sponsored ADR	200,434	7,077,325
Philip Morris International, Inc.	1,563,775	118,455,956
		238,087,325

TOTAL CONSUMER STAPLES		2,451,387,781

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	148,884	2,787,108
Halliburton Co.	1,678,179	27,840,990
National Oilwell Varco, Inc.	252,509	3,095,760
Oceaneering International, Inc. (b)	245,567	1,490,592
SBM Offshore NV	78,800	1,469,635
Schlumberger Ltd.	900,158	18,714,285
Subsea 7 SA (b)	528,800	5,008,356
TechnipFMC PLC	458,757	3,812,271
		64,218,997
Oil, Gas & Consumable Fuels - 1.6%
Africa Oil Corp. (b)	1,010,500	848,114
Aker BP ASA	36,700	824,048
Apache Corp.	274,579	3,539,323
Black Stone Minerals LP	37,300	261,846
Cabot Oil & Gas Corp.	1,765,117	30,924,850
Canadian Natural Resources Ltd.	240,300	5,482,474
Cenovus Energy, Inc. (Canada)	1,646,400	8,164,176
Cheniere Energy, Inc. (b)	142,200	8,061,318
Chevron Corp.	1,999,791	174,341,779
Concho Resources, Inc.	271,504	15,606,050
ConocoPhillips Co.	2,005,530	79,338,767
Diamondback Energy, Inc.	655,740	26,203,370
EOG Resources, Inc.	1,014,634	47,566,042
EQT Corp.	418,776	6,231,387
Equinor ASA sponsored ADR	499,731	7,665,874
Equitrans Midstream Corp.	836,918	6,829,251
Exxon Mobil Corp.	2,227,012	84,915,968
Hess Corp.	748,581	35,318,052
HollyFrontier Corp.	128,937	3,015,836
Kinder Morgan, Inc.	951,540	13,683,145
Kosmos Energy Ltd.	2,268,500	3,992,560
Magellan Midstream Partners LP	403,025	16,584,479
Marathon Oil Corp.	504,394	2,986,012
Marathon Petroleum Corp.	1,048,916	40,781,854
MEG Energy Corp. (b)	799,200	2,246,154
Occidental Petroleum Corp.	96,931	1,527,633
PBF Energy, Inc. Class A	512,500	3,720,750
Phillips 66 Co.	1,015,126	61,496,333
Pioneer Natural Resources Co.	345,912	34,791,829
Royal Dutch Shell PLC Class B sponsored ADR	204,539	6,637,291
Targa Resources Corp.	205,750	4,835,125
The Williams Companies, Inc.	1,121,188	23,522,524
Total SA sponsored ADR	492,272	20,744,342
Valero Energy Corp.	793,724	42,678,539
		825,367,095

TOTAL ENERGY		889,586,092

FINANCIALS - 10.4%
Banks - 4.1%
Bank of America Corp.	17,794,160	501,083,546
BOK Financial Corp.	28,654	1,918,385
CIT Group, Inc.	325,700	10,907,693
Citigroup, Inc.	1,958,823	107,872,383
Citizens Financial Group, Inc.	1,418,583	46,330,921
Comerica, Inc.	80,700	3,970,440
Commerce Bancshares, Inc.	221,879	14,635,139
Cullen/Frost Bankers, Inc.	121,526	10,197,247
East West Bancorp, Inc.	293,304	12,529,947
EFG Eurobank Ergasias SA (b)	3,514,900	2,049,030
Fifth Third Bancorp	4,644,466	117,690,768
First Horizon National Corp.	175,900	2,149,498
First Republic Bank	24,028	3,113,068
Huntington Bancshares, Inc.	3,514,467	42,454,761
JPMorgan Chase & Co.	4,297,801	506,624,782
KeyCorp	1,344,800	20,790,608
M&T Bank Corp.	192,675	22,444,711
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,031,403	8,714,719
Peoples United Financial, Inc.	284,595	3,528,978
PNC Financial Services Group, Inc.	1,828,710	252,489,990
Regions Financial Corp.	3,295,300	50,319,231
Signature Bank	12,600	1,413,594
Societe Generale Series A	46,300	918,025
SVB Financial Group (b)	82,861	28,575,444
Synovus Financial Corp.	37,800	1,193,346
Truist Financial Corp.	1,523,394	70,715,949
U.S. Bancorp	773,990	33,444,108
Wells Fargo & Co.	8,655,457	236,726,749
Zions Bancorp NA	80,700	3,114,213
		2,117,917,273
Capital Markets - 2.5%
Ameriprise Financial, Inc.	491,336	91,015,081
Bank of New York Mellon Corp.	1,184,925	46,354,266
BlackRock, Inc. Class A	125,376	87,556,330
Brookfield Asset Management, Inc. Class A	1,316,660	53,311,563
Cboe Global Markets, Inc.	126,691	11,569,422
Charles Schwab Corp.	2,813,997	137,266,774
CME Group, Inc.	181,170	31,710,185
FactSet Research Systems, Inc.	76,081	25,392,795
Goldman Sachs Group, Inc.	901,545	207,878,246
Intercontinental Exchange, Inc.	580,824	61,282,740
Invesco Ltd.	388,212	6,300,681
KKR & Co. LP	617,501	23,421,813
LPL Financial	39,935	3,624,900
Moody's Corp.	62,843	17,743,093
Morgan Stanley	3,224,150	199,349,195
Northern Trust Corp.	554,427	51,628,242
Raymond James Financial, Inc.	229,541	20,876,754
S&P Global, Inc.	79,402	27,932,036
SEI Investments Co.	510,337	26,920,277
State Street Corp.	1,087,376	76,638,260
StepStone Group, Inc. Class A	62,200	1,686,864
T. Rowe Price Group, Inc.	259,815	37,260,069
The NASDAQ OMX Group, Inc.	80,700	10,328,793
Tradeweb Markets, Inc. Class A	197,239	11,765,306
Virtu Financial, Inc. Class A	251,270	5,726,443
		1,274,540,128
Consumer Finance - 0.7%
360 Finance, Inc. ADR (b)	69,700	864,280
Ally Financial, Inc.	1,063,090	31,520,619
American Express Co.	425,317	50,438,343
Capital One Financial Corp.	2,617,962	224,202,266
Discover Financial Services	689,243	52,499,639
Encore Capital Group, Inc. (b)	2,500	85,350
Navient Corp.	734,600	6,883,202
OneMain Holdings, Inc.	199,000	7,759,010
SLM Corp.	295,392	3,134,109
Synchrony Financial	340,185	10,365,437
		387,752,255
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (b)	1	343,688
Class B (b)	1,656,208	379,122,573
Equitable Holdings, Inc.	2,395,084	60,787,232
Jaws Acquisition Corp. (b)	210,000	2,400,300
Jefferies Financial Group, Inc.	149,218	3,391,725
Voya Financial, Inc.	290,706	16,753,387
		462,798,905
Insurance - 2.1%
AFLAC, Inc.	1,023,020	44,941,269
Alleghany Corp.	15,725	9,045,020
Allstate Corp.	697,289	71,367,529
American Financial Group, Inc.	247,600	22,137,916
American International Group, Inc.	2,353,055	90,451,434
Aon PLC	106,584	21,837,996
Arthur J. Gallagher & Co.	73,511	8,483,905
Assurant, Inc.	29,800	3,847,776
Assured Guaranty Ltd.	257,800	7,767,514
Axis Capital Holdings Ltd.	200,700	10,057,077
Chubb Ltd.	1,187,075	175,485,297
Cincinnati Financial Corp.	185,377	14,153,534
CNA Financial Corp.	112,024	3,865,948
Everest Re Group Ltd.	104,675	23,795,768
Fairfax Financial Holdings Ltd.	26,814	9,193,448
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,100	2,092,046
First American Financial Corp.	51,600	2,499,504
Globe Life, Inc.	117,382	10,928,264
Hartford Financial Services Group, Inc.	921,432	40,727,294
Lincoln National Corp.	665,800	31,439,076
Loews Corp.	878,414	36,814,331
Markel Corp. (b)	6,932	6,750,590
Marsh & McLennan Companies, Inc.	171,613	19,673,714
MetLife, Inc.	1,996,325	92,170,325
Old Republic International Corp.	110,200	1,974,784
Primerica, Inc.	18,700	2,436,049
Principal Financial Group, Inc.	174,396	8,683,177
Progressive Corp.	1,287,704	112,171,895
Prudential Financial, Inc.	530,308	40,101,891
Reinsurance Group of America, Inc.	18,700	2,155,736
The Travelers Companies, Inc.	710,310	92,091,692
Unum Group	479,100	10,650,393
W.R. Berkley Corp.	87,715	5,712,878
Willis Towers Watson PLC	114,023	23,738,448
		1,059,243,518
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	1,720,500	13,764,000
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	805,500	9,633,780
Radian Group, Inc.	789,100	14,898,208
Rocket Cos., Inc. (b)	661,517	13,706,632
		38,238,620

TOTAL FINANCIALS		5,354,254,699

HEALTH CARE - 11.6%
Biotechnology - 2.0%
AbbVie, Inc.	2,501,474	261,604,151
ADC Therapeutics SA (b)	90,500	3,376,555
Alexion Pharmaceuticals, Inc. (b)	890,861	108,783,037
Alnylam Pharmaceuticals, Inc. (b)	41,123	5,342,289
Amgen, Inc.	1,122,837	249,314,727
Arcutis Biotherapeutics, Inc. (b)	50,000	1,356,000
Argenx SE ADR (b)	28,000	8,030,960
Ascendis Pharma A/S sponsored ADR (b)	47,000	7,930,310
Biogen, Inc. (b)	231,605	55,624,573
BioMarin Pharmaceutical, Inc. (b)	129,890	10,222,343
Crinetics Pharmaceuticals, Inc. (b)	31,000	414,470
Exelixis, Inc. (b)	86,000	1,647,760
Fate Therapeutics, Inc. (b)	20,000	1,169,300
Generation Bio Co.	54,000	2,603,880
Gilead Sciences, Inc.	1,128,737	68,480,474
Gritstone Oncology, Inc. (b)	93,400	284,870
Heron Therapeutics, Inc. (b)	13,800	239,154
Incyte Corp. (b)	151,881	12,840,020
Innovent Biologics, Inc. (a)(b)	340,000	2,233,145
Insmed, Inc. (b)	126,800	4,946,468
Intercept Pharmaceuticals, Inc. (b)	77,900	2,766,229
Neurocrine Biosciences, Inc. (b)	90,600	8,601,564
Prelude Therapeutics, Inc.	58,000	2,985,260
PTC Therapeutics, Inc. (b)	54,000	3,378,780
Regeneron Pharmaceuticals, Inc. (b)	195,718	100,996,360
Revolution Medicines, Inc.	50,000	2,181,500
Sarepta Therapeutics, Inc. (b)	35,000	4,930,100
Seagen, Inc. (b)	48,600	8,277,066
Shattuck Labs, Inc.	58,500	2,115,360
Stoke Therapeutics, Inc. (b)	20,600	1,073,054
Turning Point Therapeutics, Inc. (b)	23,400	2,492,100
uniQure B.V. (b)	6,500	312,520
United Therapeutics Corp. (b)	4,700	623,408
Vaxcyte, Inc.	70,452	2,261,509
Vertex Pharmaceuticals, Inc. (b)	400,353	91,180,396
Xencor, Inc. (b)	50,000	2,116,000
Zentalis Pharmaceuticals, Inc.	50,000	2,548,000
Zymeworks, Inc. (b)	55,000	2,895,750
		1,048,179,442
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,032,011	111,684,230
Alcon, Inc. (b)	496,475	31,883,625
Alcon, Inc. (Switzerland) (b)	91,382	5,835,222
Align Technology, Inc. (b)	1,215	584,767
Baxter International, Inc.	806,317	61,336,534
Becton, Dickinson & Co.	342,221	80,367,180
Boston Scientific Corp. (b)	2,470,624	81,901,186
Danaher Corp.	634,032	142,422,608
Dentsply Sirona, Inc.	15,532	790,423
DexCom, Inc. (b)	8,998	2,876,481
Edwards Lifesciences Corp. (b)	53,264	4,468,317
Genmark Diagnostics, Inc. (b)	280,000	3,743,600
Hill-Rom Holdings, Inc.	125,700	11,923,902
Hologic, Inc. (b)	590,161	40,797,830
IDEXX Laboratories, Inc. (b)	18,179	8,380,155
Insulet Corp. (b)	44,000	11,339,240
Intuitive Surgical, Inc. (b)	146,059	106,046,137
Masimo Corp. (b)	16,900	4,300,881
Medtronic PLC	578,752	65,804,102
Penumbra, Inc. (b)	46,000	10,207,400
Quidel Corp. (b)	12,831	2,502,687
ResMed, Inc.	18,120	3,797,952
STERIS PLC	7,437	1,441,365
Stryker Corp.	176,875	41,282,625
Tandem Diabetes Care, Inc. (b)	28,000	2,628,640
The Cooper Companies, Inc.	14,969	5,017,908
West Pharmaceutical Services, Inc.	7,370	2,027,929
Zimmer Biomet Holdings, Inc.	673,774	100,473,179
		945,866,105
Health Care Providers & Services - 3.1%
1Life Healthcare, Inc. (b)	50,000	1,643,500
AmerisourceBergen Corp.	222,042	22,894,751
Anthem, Inc.	286,334	89,198,768
Cardinal Health, Inc.	657,624	35,899,694
Centene Corp. (b)	837,760	51,647,904
Cigna Corp.	915,929	191,557,391
Covetrus, Inc. (b)	48,040	1,297,801
CVS Health Corp.	1,569,466	106,394,100
DaVita HealthCare Partners, Inc. (b)	293,045	32,190,993
HCA Holdings, Inc.	864,440	129,761,088
Henry Schein, Inc. (b)	72,864	4,685,884
Humana, Inc.	291,317	116,678,285
Laboratory Corp. of America Holdings (b)	106,734	21,329,723
McKesson Corp.	582,010	104,709,419
Molina Healthcare, Inc. (b)	28,300	5,776,879
Quest Diagnostics, Inc.	521,428	64,646,643
UnitedHealth Group, Inc.	1,780,763	598,941,827
Universal Health Services, Inc. Class B	218,719	28,560,327
		1,607,814,977
Health Care Technology - 0.1%
Cerner Corp.	350,493	26,230,896
Inspire Medical Systems, Inc. (b)	20,800	3,863,392
Phreesia, Inc. (b)	54,000	2,384,640
Veeva Systems, Inc. Class A (b)	46,263	12,808,837
		45,287,765
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (b)	17,000	2,602,870
Agilent Technologies, Inc.	292,260	34,165,194
Avantor, Inc. (b)	196,716	5,366,412
Bio-Rad Laboratories, Inc. Class A (b)	23,400	12,600,900
Bruker Corp.	100,000	5,061,000
Illumina, Inc. (b)	119,753	38,571,244
Lonza Group AG	8,400	5,285,051
Maravai LifeSciences Holdings, Inc.	184,614	5,196,884
Mettler-Toledo International, Inc. (b)	2,735	3,145,359
PerkinElmer, Inc.	37,010	4,922,330
Sotera Health Co.	60,000	1,623,600
Thermo Fisher Scientific, Inc.	508,582	236,480,458
		355,021,302
Pharmaceuticals - 3.8%
AstraZeneca PLC:
(United Kingdom)	154,000	16,113,771
sponsored ADR	1,117,618	59,166,697
Bayer AG	224,801	12,951,626
Bristol-Myers Squibb Co.	3,159,487	197,151,989
Elanco Animal Health, Inc. (b)	2,168,151	66,323,739
Eli Lilly & Co.	1,957,128	285,055,693
GlaxoSmithKline PLC sponsored ADR	416,248	15,313,764
Intra-Cellular Therapies, Inc. (b)	15,600	368,784
Jazz Pharmaceuticals PLC (b)	207,300	29,169,183
Johnson & Johnson	2,984,655	431,819,885
Merck & Co., Inc.	4,058,972	326,300,759
Nektar Therapeutics (b)	84,000	1,376,760
Novartis AG sponsored ADR	814,351	73,967,501
Novo Nordisk A/S Series B sponsored ADR	204,916	13,756,011
Perrigo Co. PLC	67,300	3,245,206
Pfizer, Inc.	6,179,864	236,750,590
Pliant Therapeutics, Inc.	72,500	1,995,200
Roche Holding AG:
(participation certificate)	65,000	21,349,059
sponsored ADR	1,048,553	42,801,933
Royalty Pharma PLC	78,000	3,322,800
Sanofi SA	44,000	4,435,149
Sanofi SA sponsored ADR	572,143	28,721,579
Theravance Biopharma, Inc. (b)	80,000	1,327,200
UCB SA	26,000	2,782,331
Viatris, Inc. (b)	550,649	9,261,916
Zoetis, Inc. Class A	536,329	86,016,445
		1,970,845,570

TOTAL HEALTH CARE		5,973,015,161

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
Airbus Group NV	19,517	2,040,454
Axon Enterprise, Inc. (b)	41,300	5,190,997
BWX Technologies, Inc.	32,400	1,842,912
Curtiss-Wright Corp.	5,460	629,320
General Dynamics Corp.	330,912	49,421,707
Harris Corp.	136,326	26,173,229
Howmet Aerospace, Inc.	61,600	1,445,136
Huntington Ingalls Industries, Inc.	144,984	23,224,987
Lockheed Martin Corp.	292,863	106,894,995
Moog, Inc. Class A	127,400	9,855,664
MTU Aero Engines Holdings AG	500	117,747
Northrop Grumman Corp.	412,410	124,655,047
Raytheon Technologies Corp.	1,525,655	109,419,977
Safran SA (b)	6,376	929,455
Spirit AeroSystems Holdings, Inc. Class A	224,300	7,626,200
Teledyne Technologies, Inc. (b)	59,855	22,621,599
Textron, Inc.	1,099,829	49,602,288
The Boeing Co.	650,185	137,000,481
TransDigm Group, Inc.	88,965	51,527,638
Vectrus, Inc. (b)	37,733	1,798,732
		732,018,565
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	66,970	6,293,171
Expeditors International of Washington, Inc.	503,253	44,975,721
FedEx Corp.	427,326	122,463,085
United Parcel Service, Inc. Class B	1,213,660	207,620,816
		381,352,793
Airlines - 0.1%
Alaska Air Group, Inc.	201,648	10,277,999
American Airlines Group, Inc.	66,000	932,580
Delta Air Lines, Inc.	726,600	29,245,650
JetBlue Airways Corp. (b)	149,800	2,260,482
Ryanair Holdings PLC sponsored ADR (b)	13,200	1,369,764
Southwest Airlines Co.	21,421	992,649
United Airlines Holdings, Inc. (b)	679,199	30,597,915
		75,677,039
Building Products - 0.4%
A.O. Smith Corp.	74,334	4,185,748
Allegion PLC	190,729	21,750,735
Carrier Global Corp.	327,755	12,477,633
Fortune Brands Home & Security, Inc.	300,708	25,109,118
Johnson Controls International PLC	1,287,574	59,279,907
Masco Corp.	179,036	9,608,862
Owens Corning	173,205	12,621,448
Trane Technologies PLC	533,512	78,020,795
		223,054,246
Commercial Services & Supplies - 0.1%
Deluxe Corp.	215,300	5,541,822
Herman Miller, Inc.	68,300	2,434,212
Republic Services, Inc.	22,578	2,183,744
Waste Connection, Inc. (United States)	353,013	36,706,292
Waste Management, Inc.	10,662	1,270,164
		48,136,234
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	565,611	60,995,490
MasTec, Inc. (b)	170,900	9,691,739
Quanta Services, Inc.	70,802	4,838,609
		75,525,838
Electrical Equipment - 0.4%
Acuity Brands, Inc.	52,826	6,271,503
AMETEK, Inc.	273,000	32,358,690
Eaton Corp. PLC	423,427	51,281,244
Emerson Electric Co.	559,736	42,998,920
Generac Holdings, Inc. (b)	43,175	9,308,530
Hubbell, Inc. Class B	64,838	10,477,172
Sensata Technologies, Inc. PLC (b)	79,093	3,862,111
Soltec Power Holdings SA	7,862	56,044
Sunrun, Inc. (b)	581,515	37,263,481
Vertiv Holdings Co.	80,266	1,501,777
Vertiv Holdings LLC (c)	450,000	8,419,500
		203,798,972
Industrial Conglomerates - 1.2%
3M Co.	371,573	64,181,804
Carlisle Companies, Inc.	92,615	13,413,430
General Electric Co.	16,181,939	164,732,139
Honeywell International, Inc.	1,357,798	276,882,168
Roper Technologies, Inc.	185,748	79,314,396
		598,523,937
Machinery - 1.8%
AGCO Corp.	316,138	29,245,926
Allison Transmission Holdings, Inc.	309,700	12,713,185
Caterpillar, Inc.	375,555	65,192,592
Crane Co.	183,100	12,730,943
Cummins, Inc.	664,187	153,540,109
Deere & Co.	362,343	94,796,176
Dover Corp.	235,743	28,767,718
Epiroc AB Class A	13,400	222,735
Flowserve Corp.	498,879	17,001,796
Fortive Corp.	813,869	57,076,633
Illinois Tool Works, Inc.	104,468	22,052,150
Ingersoll Rand, Inc. (b)	550,816	24,384,624
ITT, Inc.	182,014	13,219,677
Meritor, Inc. (b)	117,300	3,096,720
Middleby Corp. (b)	53,820	7,318,982
Oshkosh Corp.	446,710	35,960,155
Otis Worldwide Corp.	580,486	38,857,733
PACCAR, Inc.	657,498	57,241,776
Parker Hannifin Corp.	218,371	58,361,833
Pentair PLC	81,819	4,239,861
Snap-On, Inc.	122,400	21,524,040
Stanley Black & Decker, Inc.	411,335	75,813,154
Timken Co.	260,200	19,109,088
Trinity Industries, Inc.	468,600	10,707,510
Westinghouse Air Brake Co.	360,668	26,436,964
Xylem, Inc.	203,567	19,536,325
		909,148,405
Professional Services - 0.2%
CoStar Group, Inc. (b)	24,537	22,342,656
Dun & Bradstreet Holdings, Inc. (b)	58,700	1,573,747
Equifax, Inc.	190,882	31,858,206
IHS Markit Ltd.	248,231	24,689,055
Manpower, Inc.	48,100	4,167,865
Robert Half International, Inc.	113,672	7,295,469
		91,926,998
Road & Rail - 1.2%
AMERCO	9,639	3,992,763
CSX Corp.	802,183	72,236,579
J.B. Hunt Transport Services, Inc.	145,634	19,701,368
Kansas City Southern	89,426	16,648,438
Knight-Swift Transportation Holdings, Inc. Class A	247,900	10,235,791
Lyft, Inc. (b)	908,723	34,685,957
Norfolk Southern Corp.	808,242	191,569,519
Old Dominion Freight Lines, Inc.	121,335	24,674,686
Ryder System, Inc.	54,665	3,237,261
Uber Technologies, Inc. (b)	499,177	24,789,130
Union Pacific Corp.	955,979	195,096,194
		596,867,686
Trading Companies & Distributors - 0.2%
Beijer Ref AB (B Shares)	8,800	301,127
Fastenal Co.	37,470	1,852,892
HD Supply Holdings, Inc. (b)	374,116	20,868,190
United Rentals, Inc. (b)	99,167	22,508,926
W.W. Grainger, Inc.	88,577	37,051,759
		82,582,894

TOTAL INDUSTRIALS		4,018,613,607

INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 0.6%
Arista Networks, Inc. (b)	4,584	1,240,889
Ciena Corp. (b)	75,900	3,400,320
Cisco Systems, Inc.	5,616,650	241,628,283
CommScope Holding Co., Inc. (b)	870,035	10,309,915
F5 Networks, Inc. (b)	121,596	19,797,045
Juniper Networks, Inc.	246,319	5,362,365
Lumentum Holdings, Inc. (b)	2,400	207,312
Motorola Solutions, Inc.	235,773	40,442,143
		322,388,272
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	281,262	36,791,882
Arrow Electronics, Inc. (b)	386,143	35,390,006
CDW Corp.	175,410	22,889,251
Corning, Inc.	408,200	15,274,844
Flextronics International Ltd. (b)	1,210,500	19,646,415
II-VI, Inc. (b)	47,082	3,185,097
Insight Enterprises, Inc. (b)	37,700	2,694,796
Jabil, Inc.	881,281	33,682,560
Keysight Technologies, Inc. (b)	117,201	14,068,808
Vishay Intertechnology, Inc.	618,200	11,968,352
Vontier Corp. (b)	14,829	491,878
		196,083,889
IT Services - 4.0%
Accenture PLC Class A	386,681	96,318,370
Akamai Technologies, Inc. (b)	236,431	24,472,973
Amadeus IT Holding SA Class A	22,700	1,560,953
Amdocs Ltd.	281,703	18,538,874
Automatic Data Processing, Inc.	79,410	13,807,811
Booz Allen Hamilton Holding Corp. Class A	235,267	20,418,823
Broadridge Financial Solutions, Inc.	12,204	1,792,524
Capgemini SA	74,100	10,309,227
Cognizant Technology Solutions Corp. Class A	851,214	66,505,350
CSG Systems International, Inc.	185,800	8,060,004
DXC Technology Co.	219,760	4,814,942
Edenred SA	33,700	1,925,791
Fidelity National Information Services, Inc.	890,270	132,125,001
Fiserv, Inc. (b)	841,077	96,875,249
FleetCor Technologies, Inc. (b)	307,938	81,668,237
Gartner, Inc. (b)	31,354	4,765,808
Genpact Ltd.	417,400	16,967,310
Global Payments, Inc.	386,502	75,441,325
GoDaddy, Inc. (b)	54,300	4,319,022
IBM Corp.	821,253	101,441,171
Jack Henry & Associates, Inc.	16,444	2,645,182
Leidos Holdings, Inc.	480,797	48,416,258
Liveramp Holdings, Inc. (b)	18,100	1,059,031
MasterCard, Inc. Class A	1,097,909	369,457,358
MongoDB, Inc. Class A (b)	4,100	1,177,971
PayPal Holdings, Inc. (b)	1,312,383	281,007,448
Sabre Corp.	179,800	2,022,750
Snowflake Computing, Inc.	42,856	13,964,199
The Western Union Co.	496,622	11,203,792
Twilio, Inc. Class A (b)	2,697	863,283
Unisys Corp. (b)	184,600	2,691,468
VeriSign, Inc. (b)	153,073	30,724,813
Visa, Inc. Class A	2,467,263	518,988,772
		2,066,351,090
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (b)	1,911,488	177,118,478
Analog Devices, Inc.	686,108	95,423,901
Applied Materials, Inc.	2,949,559	243,279,626
Array Technologies, Inc.	244,324	11,136,288
ASML Holding NV	26,790	11,726,787
Broadcom, Inc.	473,279	190,059,381
Cirrus Logic, Inc. (b)	192,000	15,379,200
Intel Corp.	3,110,539	150,394,561
KLA-Tencor Corp.	179,636	45,262,883
Lam Research Corp.	461,088	208,716,094
Marvell Technology Group Ltd.	317,103	14,678,698
Microchip Technology, Inc.	199,230	26,774,520
Micron Technology, Inc. (b)	2,142,466	137,310,646
Monolithic Power Systems, Inc.	68,285	21,848,469
NVIDIA Corp.	822,043	440,664,371
NXP Semiconductors NV	607,138	96,182,802
ON Semiconductor Corp. (b)	512,200	14,725,750
Qorvo, Inc. (b)	138,920	21,765,986
Qualcomm, Inc.	2,453,500	361,081,595
Sanken Electric Co. Ltd.	20,693	752,581
Semtech Corp. (b)	24,400	1,646,268
STMicroelectronics NV (France)	18,600	732,734
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	313,090	30,375,992
Teradyne, Inc.	338,726	37,375,027
Texas Instruments, Inc.	1,080,714	174,265,133
Xilinx, Inc.	203,262	29,584,784
		2,558,262,555
Software - 6.8%
Adobe, Inc. (b)	455,190	217,794,759
ANSYS, Inc. (b)	93,791	31,706,985
Atlassian Corp. PLC (b)	32,210	7,248,861
Autodesk, Inc. (b)	413,188	115,787,673
CDK Global, Inc.	59,911	2,869,737
Ceridian HCM Holding, Inc. (b)	247,005	23,816,222
Citrix Systems, Inc.	162,107	20,088,299
Cloudflare, Inc. (b)	113,736	8,539,299
Coupa Software, Inc. (b)	61,731	20,303,943
Digital Turbine, Inc. (b)	28,100	1,263,938
Dynatrace, Inc. (b)	35,592	1,353,208
Elastic NV (b)	101,000	12,503,800
Envestnet, Inc. (b)	100	8,026
FireEye, Inc. (b)	384,900	5,785,047
Fortinet, Inc. (b)	52,205	6,433,222
Intuit, Inc.	259,306	91,280,898
j2 Global, Inc. (b)	164,500	14,740,845
LivePerson, Inc. (b)	120,818	7,058,188
Microsoft Corp.	8,932,953	1,912,277,249
Nortonlifelock, Inc.	2,891,941	52,720,084
Nuance Communications, Inc. (b)	280,900	12,115,217
Nutanix, Inc. Class A (b)	308,290	8,444,063
Oracle Corp.	3,461,126	199,776,193
Palo Alto Networks, Inc. (b)	65,693	19,308,487
Parametric Technology Corp. (b)	18,929	2,041,493
Paylocity Holding Corp. (b)	78,340	15,401,644
Pluralsight, Inc. (b)	159,300	2,609,334
Rapid7, Inc. (b)	80,600	6,040,164
RealPage, Inc. (b)	71,900	4,960,381
RingCentral, Inc. (b)	5,100	1,514,955
Salesforce.com, Inc. (b)	1,670,653	410,646,507
SAP SE sponsored ADR	94,736	11,478,214
ServiceNow, Inc. (b)	14,467	7,733,335
Splunk, Inc. (b)	110,230	22,506,761
SS&C Technologies Holdings, Inc.	154,843	10,667,134
SurveyMonkey (b)	584,700	12,442,416
Synopsys, Inc. (b)	205,558	46,764,445
Telos Corp.	20,300	407,421
Tyler Technologies, Inc. (b)	8,043	3,439,187
Verint Systems, Inc. (b)	74,800	4,260,608
VMware, Inc. Class A (b)	127,359	17,816,251
Workday, Inc. Class A (b)	386,690	86,924,045
Workiva, Inc. (b)	18,800	1,409,812
Yext, Inc. (b)	605,100	11,502,951
Zendesk, Inc. (b)	74,400	9,932,400
Zoom Video Communications, Inc. Class A (b)	14,555	6,962,530
		3,490,686,231
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	13,550,277	1,613,160,477
Hewlett Packard Enterprise Co.	1,497,500	16,532,400
HP, Inc.	2,538,705	55,673,801
NCR Corp. (b)	312,300	8,641,341
NetApp, Inc.	109,200	5,821,452
Seagate Technology LLC	432,700	25,447,087
Western Digital Corp.	43,500	1,952,280
Xerox Holdings Corp.	403,350	8,829,332
		1,736,058,170

TOTAL INFORMATION TECHNOLOGY		10,369,830,207

MATERIALS - 2.1%
Chemicals - 1.3%
Albemarle Corp. U.S.	95,100	12,930,747
Amyris, Inc. (b)	563,600	1,645,712
Cabot Corp.	215,400	8,919,714
Celanese Corp. Class A	439,017	56,778,069
CF Industries Holdings, Inc.	215,370	8,033,301
Corteva, Inc.	892,389	34,196,346
Dow, Inc.	128,343	6,803,462
DuPont de Nemours, Inc.	492,067	31,216,730
Eastman Chemical Co.	897,820	87,447,668
Ecolab, Inc.	95,440	21,201,996
FMC Corp.	95,249	11,049,836
Huntsman Corp.	1,028,400	25,473,468
Ingevity Corp. (b)	136,575	9,093,164
Linde PLC	509,517	130,650,349
Livent Corp. (b)	494,800	7,506,116
LyondellBasell Industries NV Class A	696,690	59,288,319
Nutrien Ltd.	49,725	2,454,279
PPG Industries, Inc.	207,623	30,472,828
RPM International, Inc.	283,834	24,980,230
Sherwin-Williams Co.	49,368	36,908,998
The Chemours Co. LLC	353,000	8,588,490
The Mosaic Co.	253,008	5,556,056
Trinseo SA	47,700	1,812,123
Valvoline, Inc.	281,832	6,422,951
Westlake Chemical Corp.	198,098	14,887,065
		644,318,017
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	140,522	37,326,859
Summit Materials, Inc. (b)	495,100	9,406,900
Vulcan Materials Co.	126,931	17,725,914
		64,459,673
Containers & Packaging - 0.5%
Amcor PLC	771,700	8,743,361
Avery Dennison Corp.	38,956	5,817,689
Ball Corp.	100,977	9,694,802
Berry Global Group, Inc. (b)	835,686	44,291,358
Crown Holdings, Inc. (b)	480,305	45,268,746
Graphic Packaging Holding Co.	727,720	11,148,670
International Paper Co.	828,947	41,016,298
O-I Glass, Inc.	154,700	1,751,204
Packaging Corp. of America	233,252	30,322,760
Sealed Air Corp.	478,052	21,541,023
Sonoco Products Co.	49,356	2,865,609
WestRock Co.	841,581	35,523,134
		257,984,654
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR	92,379	5,153,824
Freeport-McMoRan, Inc.	2,128,155	49,777,545
Newmont Corp.	378,263	22,249,430
Nucor Corp.	279,317	14,999,323
Reliance Steel & Aluminum Co.	123,964	14,602,959
Steel Dynamics, Inc.	106,700	3,863,607
		110,646,688
Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	240,600	8,368,068

TOTAL MATERIALS		1,085,777,100

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	114,228	18,702,550
American Homes 4 Rent Class A	367,606	10,557,644
American Tower Corp.	387,955	89,695,196
Apartment Investment & Management Co. Class A	210,580	6,391,103
AvalonBay Communities, Inc.	123,024	20,494,568
Boston Properties, Inc.	55,688	5,466,334
Brandywine Realty Trust (SBI)	767,000	8,536,710
Brixmor Property Group, Inc.	601,505	9,184,981
Corporate Office Properties Trust (SBI)	69,200	1,842,796
Crown Castle International Corp.	65,848	11,034,149
CubeSmart	74,500	2,423,485
Digital Realty Trust, Inc.	37,900	5,107,025
Douglas Emmett, Inc.	52,300	1,619,731
Duke Realty Corp.	125,450	4,774,627
EastGroup Properties, Inc.	47,210	6,436,139
Equinix, Inc.	78,099	54,496,701
Equity Lifestyle Properties, Inc.	162,577	9,525,386
Equity Residential (SBI)	194,252	11,251,076
Essex Property Trust, Inc.	30,411	7,477,457
Federal Realty Investment Trust (SBI)	87,021	7,589,972
Hospitality Properties Trust (SBI)	584,000	6,926,240
Host Hotels & Resorts, Inc.	133,600	1,874,408
Kilroy Realty Corp.	35,300	2,158,948
Kimco Realty Corp.	851,646	12,297,768
Lexington Corporate Properties Trust	173,100	1,767,351
Mid-America Apartment Communities, Inc.	170,415	21,499,556
Omega Healthcare Investors, Inc.	439,500	15,479,190
Outfront Media, Inc.	454,307	8,604,575
Paramount Group, Inc.	715,000	6,613,750
Park Hotels & Resorts, Inc.	418,700	6,833,184
Piedmont Office Realty Trust, Inc. Class A	784,400	12,260,172
Potlatch Corp.	49,095	2,284,881
Prologis (REIT), Inc.	1,240,718	124,133,836
Public Storage	132,510	29,743,195
Rayonier, Inc.	392,123	11,046,105
SBA Communications Corp. Class A	127,475	36,608,271
Simon Property Group, Inc.	213,405	17,620,851
SITE Centers Corp.	166,350	1,678,472
Sun Communities, Inc.	70,575	9,809,925
Ventas, Inc.	754,983	36,171,236
VEREIT, Inc.	2,488,300	17,642,047
VICI Properties, Inc.	55,200	1,396,008
Welltower, Inc.	243,146	15,313,335
Weyerhaeuser Co.	1,112,650	32,311,356
		724,682,290
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	413,246	25,265,860
Cushman & Wakefield PLC (b)	252,100	3,756,290
KE Holdings, Inc. ADR (b)	86,000	5,618,380
		34,640,530

TOTAL REAL ESTATE		759,322,820

UTILITIES - 1.9%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	772,173	65,549,766
Duke Energy Corp.	506,219	46,906,253
Edison International	237,207	14,555,022
Entergy Corp.	336,004	36,574,035
Evergy, Inc.	412,895	22,878,512
Exelon Corp.	1,644,058	67,521,462
FirstEnergy Corp.	126,600	3,362,496
NextEra Energy, Inc.	3,168,516	233,171,092
NRG Energy, Inc.	874,306	28,633,522
OGE Energy Corp.	96,136	3,113,845
PG&E Corp. (b)	372,718	4,733,519
Pinnacle West Capital Corp.	196,047	16,046,447
PPL Corp.	69,800	1,983,716
Southern Co.	1,057,522	63,292,692
Xcel Energy, Inc.	759,352	51,149,951
		659,472,330
Gas Utilities - 0.0%
Atmos Energy Corp.	66,697	6,395,575
UGI Corp.	102,500	3,636,700
		10,032,275
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	19,400	1,231,318
The AES Corp.	618,263	12,637,296
Vistra Corp.	1,049,400	19,602,792
		33,471,406
Multi-Utilities - 0.5%
Ameren Corp.	726,183	56,482,514
CenterPoint Energy, Inc.	202,046	4,685,447
Dominion Energy, Inc.	627,214	49,230,027
DTE Energy Co.	20,451	2,572,940
MDU Resources Group, Inc.	383,500	9,564,490
NiSource, Inc.	436,093	10,553,451
Public Service Enterprise Group, Inc.	1,005,368	58,592,847
Sempra Energy	495,927	63,220,774
		254,902,490

TOTAL UTILITIES		957,878,501

TOTAL COMMON STOCKS
(Cost $24,402,522,016)		40,960,862,377

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (b)(c)	197,718	12,100,342
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (b)(c)(d)	32,084	1,468,164
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,492,853)		13,568,506

Equity Funds - 19.4%
Large Blend Funds - 6.5%
Fidelity SAI U.S. Large Cap Index Fund (e)	74,298,311	1,445,102,156
Fidelity SAI U.S. Low Volatility Index Fund (e)	42,335,514	686,682,043
JPMorgan U.S. Large Cap Core Plus Fund Select Class (f)	22,226,205	663,452,228
PIMCO StocksPLUS Absolute Return Fund Institutional Class	45,074,756	549,010,524

TOTAL LARGE BLEND FUNDS		3,344,246,951

Large Growth Funds - 10.4%
Fidelity Growth Company Fund (e)	113,079,612	3,897,854,206
Fidelity SAI U.S. Momentum Index Fund (e)	1,743,757	28,388,360
Fidelity SAI U.S. Quality Index Fund (e)	89,205,982	1,448,705,144

TOTAL LARGE GROWTH FUNDS		5,374,947,710

Large Value Funds - 0.2%
Fidelity SAI U.S. Value Index Fund (e)	9,029,500	88,398,804
Mid-Cap Blend Funds - 0.8%
Fidelity Mid Cap Index Fund (e)	16,464,304	432,681,915
Mid-Cap Growth Funds - 1.5%
Janus Henderson Enterprise Fund	4,663,817	749,335,471
TOTAL EQUITY FUNDS
(Cost $5,743,995,660)		9,989,610,851

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,694,501)	851,569	8,464,593

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 2/25/21 to 3/25/21 (g)
(Cost $4,948,388)	4,950,000	4,948,644

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.09% (h)	31,384,561	31,390,838
Invesco Government & Agency Portfolio Institutional Class .01% (i)	314,092,185	314,092,185
TOTAL MONEY MARKET FUNDS
(Cost $345,479,573)		345,483,023
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $30,509,132,991)		51,322,937,994
NET OTHER ASSETS (LIABILITIES) - 0.2%		85,156,968
NET ASSETS - 100%		$51,408,094,962

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	230	Dec. 2020	$41,666,800	$3,216,210	$3,216,210

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,149,064 or 0.0% of net assets.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,988,005 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,049,123.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Vertiv Holdings LLC	2/6/20	$4,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$608
Total	$608

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$--	$--	$--	$--	$--	$2,676,977,731	$3,897,854,206
Fidelity Mid Cap Index Fund	--	--	--	--	--	94,260,811	432,681,915
Fidelity SAI Inflation-Focused Fund	--	--	--	--	--	1,770,091	8,464,593
Fidelity SAI U.S. Large Cap Index Fund	--	307,083,477	12,713,349	--	15,790	201,265,807	1,445,102,156
Fidelity SAI U.S. Low Volatility Index Fund	--	--	--	--	--	119,048,152	686,682,043
Fidelity SAI U.S. Momentum Index Fund	--	--	--	--	--	1,381,612	28,388,360
Fidelity SAI U.S. Quality Index Fund	--	--	--	--	--	557,231,223	1,448,705,144
Fidelity SAI U.S. Value Index Fund	--	--	--	--	--	10,541,073	88,398,804
Total	$--	$307,083,477	$12,713,349	$--	$15,790	$3,662,476,500	$8,036,277,221

 (a) Excludes the value of securities received and delivered through merger transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,334,943,678	$4,293,562,090	$41,381,588	$--
Consumer Discretionary	4,779,821,237	4,764,301,935	14,051,138	1,468,164
Consumer Staples	2,451,387,781	2,446,101,641	5,286,140	--
Energy	889,586,092	882,284,053	7,302,039	--
Financials	5,354,254,699	5,351,287,644	2,967,055	--
Health Care	5,973,015,161	5,902,029,807	70,985,354	--
Industrials	4,018,613,607	4,014,946,045	3,667,562	--
Information Technology	10,369,830,207	10,354,548,921	15,281,286	--
Materials	1,085,777,100	1,085,777,100	--	--
Real Estate	759,322,820	759,322,820	--	--
Utilities	957,878,501	957,878,501	--	--
Equity Funds	9,989,610,851	9,989,610,851	--	--
Other	8,464,593	8,464,593	--	--
Other Short-Term Investments	4,948,644	--	4,948,644	--
Money Market Funds	345,483,023	345,483,023	--	--
Total Investments in Securities:	$51,322,937,994	$51,155,599,024	$165,870,806	$1,468,164
Derivative Instruments:
Assets
Futures Contracts	$3,216,210	$3,216,210	$--	$--
Total Assets	$3,216,210	$3,216,210	$--	$--
Total Derivative Instruments:	$3,216,210	$3,216,210	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,216,210	$0
Total Equity Risk	3,216,210	0
Total Value of Derivatives	$3,216,210	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $26,103,944,882)	$43,255,269,935
Fidelity Central Funds (cost $31,387,388)	31,390,838
Other affiliated issuers (cost $4,373,800,721)	8,036,277,221
Total Investment in Securities (cost $30,509,132,991)		$51,322,937,994
Cash		765,904
Foreign currency held at value (cost $4,564,069)		4,564,700
Receivable for investments sold		130,645,915
Receivable for fund shares sold		12,704,002
Dividends receivable		62,957,772
Interest receivable		2,932
Distributions receivable from Fidelity Central Funds		17,642
Other receivables		929,350
Total assets		51,535,526,211
Liabilities
Payable for investments purchased	$100,125,847
Payable for fund shares redeemed	18,741,432
Accrued management fee	7,414,034
Payable for daily variation margin on futures contracts	152,950
Other affiliated payables	34,712
Other payables and accrued expenses	962,274
Total liabilities		127,431,249
Net Assets		$51,408,094,962
Net Assets consist of:
Paid in capital		$30,458,481,467
Total accumulated earnings (loss)		20,949,613,495
Net Assets		$51,408,094,962
Net Asset Value, offering price and redemption price per share ($51,408,094,962 ÷ 5,020,495,901 shares)		$10.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period November 12, 2020 (commencement of operations) to November 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$17,598,253
Interest		985
Income from Fidelity Central Funds		608
Total income		17,599,846
Expenses
Management fee	$4,626,605
Custodian fees and expenses	1
Independent trustees' fees and expenses	34,712
Registration fees	1,312
Audit	3,036
Total expenses before reductions	4,665,666
Expense reductions	(2,714,004)
Total expenses after reductions		1,951,662
Net investment income (loss)		15,648,184
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $307)	116,776,020
Affiliated issuers	15,790
Foreign currency transactions	(686,468)
Futures contracts	54,509
Total net realized gain (loss)		116,159,851
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,765,488,226)
Fidelity Central Funds	3,450
Other affiliated issuers	3,662,476,500
Assets and liabilities in foreign currencies	784,247
Futures contracts	858,789
Total change in net unrealized appreciation (depreciation)		898,634,760
Net gain (loss)		1,014,794,611
Net increase (decrease) in net assets resulting from operations		$1,030,442,795

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	For the period November 12, 2020 (commencement of operations) to November 30, 2020 (Unaudited)	Strategic Advisers Core Fund(a) Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,648,184	$453,924,654
Net realized gain (loss)	116,159,851	755,139,994
Change in net unrealized appreciation (depreciation)	898,634,760	1,822,878,765
Net increase (decrease) in net assets resulting from operations	1,030,442,795	3,031,943,413
Distributions to shareholders	–	(1,621,230,881)
Share transactions
Proceeds from sales of shares	383,146,519	5,134,133,462
Net asset value of shares issued in exchange for the net assets of Target Funds (note 9)	50,151,841,835	–
Reinvestment of distributions	–	1,597,215,641
Cost of shares redeemed	(157,336,187)	(5,836,940,101)
Net increase (decrease) in net assets resulting from share transactions	50,377,652,167	894,409,002
Total increase (decrease) in net assets	51,408,094,962	2,305,121,534
Net Assets
Beginning of period	–	24,720,959,735
End of period	$51,408,094,962	$27,026,081,269
Other Information
Shares
Sold	40,690,964	291,290,156
Issued in exchange for the shares of Target Funds (note 9)	4,995,203,101	–
Issued in reinvestment of distributions	–	84,035,568
Redeemed	(15,398,164)	(325,208,146)
Net increase (decrease)	5,020,495,901	50,117,578

 (a) See Note 1 and Note 9.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Large Cap Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020 A	2020 B	2019 B	2018 B	2017 B	2016 B
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$17.31	$18.40	$17.32	$15.07	$16.12
Income from Investment Operations
Net investment income (loss)C	.01	.32	.29	.25	.22	.19
Net realized and unrealized gain (loss)	.23	1.81	.08	2.18	2.48	(.37)
Total from investment operations	.24	2.13	.37	2.43	2.70	(.18)
Distributions from net investment income	–	(.29)	(.29)	(.24)	(.19)	(.19)
Distributions from net realized gain	–	(.87)	(1.17)	(1.11)	(.26)	(.68)
Total distributions	–	(1.15)D	(1.46)	(1.35)	(.45)	(.87)
Net asset value, end of period	$10.24	$18.29	$17.31	$18.40	$17.32	$15.07
Total ReturnE,F	1.99%G	12.17%	2.41%	14.59%	18.22%	(1.10)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.44%J	.45%	.45%	.47%	.46%	.43%
Expenses net of fee waivers, if any	.18%J	.20%	.20%	.21%	.21%	.18%
Expenses net of all reductions	.18%J	.20%	.20%	.21%	.21%	.18%
Net investment income (loss)	1.46%J	1.74%	1.65%	1.41%	1.40%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$51,408,095	$27,026,081	$24,720,960	$24,984,597	$23,157,908	$23,636,860
Portfolio turnover rateK	4%L,M	90%	84%	98%	100%	85%

 A For the period November 12, 2020 (commencement of operations) to November 30, 2020.

 B Effective November 20, 2020, Strategic Advisers Core Fund ("Predecessor Fund") and two other funds were reorganized into the Fund. The Fund has adopted the Financial Statements of the Predecessor Fund. Therefore, the financial highlights shown above are those of the Predecessor Fund for all periods prior to the Fund's commencement of operations.

 C Calculated based on average shares outstanding during the period.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G The Fund commenced operations on November 12, 2020. Returns prior to November 20, 2020 are those of the Predecessor Fund.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Strategic Advisers Large Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). Effective November 20, 2020, Strategic Advisers Core Fund ("Predecessor Fund") and two other funds were reorganized into the Fund. The Fund has adopted the Financial Statements of the Predecessor Fund. Therefore, the Statement of Changes in Net Assets and Financial Highlights are those of the Predecessor Fund for all periods prior to the Fund's commencement of operations on November 12, 2020.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Large Cap Fund	$680,176

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,310,043,897
Gross unrealized depreciation	(757,505,712)
Net unrealized appreciation (depreciation)	$20,552,538,185
Tax cost	$30,773,616,019

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Large Cap Fund	1,062,596,281	797,345,589

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, ClearBridge Investments, LLC, FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management, Inc., Loomis Sayles & Company, L.P., LSV Asset Management, PineBridge Investments, LLC, Principal Global Investors, LLC and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Large Cap Fund	$19,828

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $2,676,443.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $37,561.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Merger Information.

On November 20, 2020, the Fund acquired all of the assets and assumed all of the liabilities of Strategic Advisers Core Fund, Strategic Advisers Growth Fund and Strategic Advisers Value Fund (Target Funds) pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged
Strategic Advisers Core Fund	31,619,450,950	12,056,868,793	31,632,208,284	3,150,617,669
Strategic Advisers Growth Fund	9,684,515,165	5,505,004,332	9,686,104,070	964,750,799
Strategic Advisers Value Fund	8,821,520,451	2,357,297,576	8,833,529,481	879,834,633

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Strategic Advisers Large Cap Fund	1,004,000	50,152,845,835

Pro forma results of operations of the combined entity for the entire period ended November 30, 2020 as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$391,730,122
Total net realized gain (loss)	1,996,572,313
Total change in net unrealized appreciation (depreciation)	7,065,040,379
Net increase (decrease) in net assets resulting from operations	$9,453,342,814

Because the combined investment portfolios have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund's accompanying Statement of Operations since November 20, 2020.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 12, 2020 to November 30, 2020). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 12, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period November 12, 2020 to November 30, 2020
Strategic Advisers Large Cap Fund	.18%
Actual		$1,000.00	$1,019.90	$.09-B
Hypothetical-C		$1,000.00	$1,024.17	$.91-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 19/365 (to reflect the period November 12, 2020 to November 30, 2020.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Large Cap Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) the management contract between Strategic Advisers LLC (Strategic Advisers) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Management Contract); (ii) the sub-advisory agreements among Strategic Advisers, each of AllianceBernstein L.P., Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC (Brandywine), ClariVest Asset Management LLC, ClearBridge Investments, LLC (ClearBridge), FIAM LLC (FIAM), Geode Capital Management, LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., Loomis, Sayles & Company, L.P., LSV Asset Management, PineBridge Investments LLC, Principal Global Investors, LLC (Principal), and T. Rowe Price Associates, Inc., and the Trust on behalf of the fund (each respective agreement, a Sub-Advisory Agreement and collectively, the Sub-Advisory Agreements); and (iii) the sub-subadvisory agreements among FIAM, each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited, and the Trust on behalf of the fund (Sub-Subadvisory Agreements and together with the Management Contract and Sub-Advisory Agreements, the Advisory Contracts). Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.

In considering whether to approve each Advisory Contract, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Advisory Contract is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Advisory Contract bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Additional Sub-Advisory Agreements with Brandywine and ClearBridge.  The Board also approved additional sub-advisory agreements with Brandywine and ClearBridge, which will take effect upon consummation of a transaction pursuant to which Franklin Resources, Inc. will acquire the parent company of Brandywine and ClearBridge (Transaction). The Board noted that the additional sub-advisory agreements were not materially different from the initial sub-advisory agreements with Brandywine and ClearBridge and that the Transaction would not result in changes to the nature, extent, and quality of the services provided to the fund. As used herein, the term Advisory Contracts includes the additional sub-advisory agreements with Brandywine and ClearBridge.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board noted that it is familiar with the nature, extent and quality of services provided by the Investment Advisers, with the exception of Principal, from its oversight of the Investment Advisers, on behalf of other funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund.

The Board noted Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Board the sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Board also noted that it receives from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board noted that under the Sub-Advisory Agreements, and subject to oversight by Strategic Advisers, each sub-adviser will be responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Board noted that each sub-adviser will be responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff that will provide services to the fund, their use of technology, and the Investment Advisers' approach to managing and compensating its investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Management Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers, and the projected total management fee rate and operating expenses of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 0.65% of the fund's average daily net assets and that Strategic Advisers has contractually agreed to waive its 0.25% portion of the fund's management fee through September 30, 2023. The Board considered that the proposed maximum aggregate annual management fee rate and estimated effective and total management fee rates rank below the median of the fund's total mapped group. The Board noted that FIAM, and not the fund, will compensate the sub-subadvisers under the terms of each Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the fund's projected total net expenses, including acquired fund fees and expenses, if any, rank below the competitive median.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board noted that it will consider costs of services and the profitability of Strategic Advisers and each sub-adviser as a result of their relationship with the fund in connection with future renewals of the Advisory Contracts.

Potential Fall-Out Benefits.  The fund is a new fund and therefore the Board was unable to consider any direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board noted that it will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the Advisory Contracts.

Possible Economies of Scale.  The Board noted that because the fund is a new fund a determination of economies of scale was premature until the fund has assets.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures proposed on behalf of the fund bear a reasonable relationship to the services to be rendered and that each Advisory Contract should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement and Sub-Subadvisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

LGC-SANN-0121
1.9899747.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2021